UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/10

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.
MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.3%
COMMON STOCK – 0.0%
Pipelines – 0.0%
SemGroup Corp. Class A (a)	245	$7,068
TOTAL COMMON STOCK (Cost $7,576)		7,068
CONVERTIBLE PREFERRED STOCK – 0.0%
Auto Manufacturers – 0.0%
Motors Liquidation Co. Series C 6.250%	6,475	55,685
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $149,913)		55,685
PREFERRED STOCK – 0.3%
Auto Manufacturers – 0.0%
Motors Liquidation Co. 8.231%	5,000	41,250
Banks – 0.1%
GMAC, Inc. (a) (c)	168	128,058
Diversified Financial – 0.2%
Citigroup Capital XII (a)	12,300	315,741
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp. 307.202%	42,725	54,261
Federal National Mortgage Association 200.169%	29,475	37,433
Federal National Mortgage Association 350.000%	1,300	1,950
		93,644
TOTAL PREFERRED STOCK (Cost $2,286,901)		578,693
TOTAL EQUITIES (Cost $2,444,390)		641,446
	Principal Amount
BONDS & NOTES – 97.1%
CORPORATE DEBT – 37.7%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$20,000	19,225
Aerospace & Defense – 0.2%
The Boeing Co. 4.875% 2/15/20	100,000	102,314
The Boeing Co. 6.000% 3/15/19	200,000	220,639
L-3 Communications Corp. 6.375% 10/15/15	100,000	102,625
		425,578
Agriculture – 0.3%
Altria Group, Inc. 9.250% 8/06/19	210,000	255,178
Reynolds American, Inc. 6.750% 6/15/17	215,000	230,283
Reynolds American, Inc. 7.250% 6/01/12	60,000	65,548
		551,009
Airlines – 0.3%
Delta Air Lines, Inc. 6.821% 8/10/22	337,079	338,343
United Air Lines, Inc. 9.750% 1/15/17	160,000	170,800
		509,143
Auto Manufacturers – 0.7%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	380,000	395,347
Motors Liquidation Co. (d) 8.250% 7/15/23	80,000	29,600
Motors Liquidation Co. EUR (d) (e) 8.375% 7/05/33	40,000	20,017
Motors Liquidation Co. (d) 8.375% 7/15/33	2,620,000	982,500
		1,427,464
Banks – 5.6%
BAC Capital Trust XIV VRN 5.630% 12/31/49	30,000	22,575
Bank of America Corp. 4.500% 4/01/15	20,000	20,167
Bank of America Corp. 7.400% 1/15/11	320,000	334,847
Bank of America Corp. 7.625% 6/01/19	680,000	777,827
Bank of Tokyo-Mitsubishi UFJ Ltd. (c) 3.850% 1/22/15	310,000	313,236
Barclays Bank PLC 5.200% 7/10/14	270,000	288,316
Barclays Bank PLC (c) 6.050% 12/04/17	130,000	134,065
Commonwealth Bank of Australia (c) 3.750% 10/15/14	260,000	263,567
Commonwealth Bank of Australia (c) 5.000% 10/15/19	110,000	110,553
Credit Agricole SA VRN (c) 8.375% 10/29/49	590,000	638,675
Glitnir Banki HF (Acquired 6/15/06, Cost $ 310,000) VRN (c) (d) (f) 6.693% 6/15/16	420,000	42
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (c) (d) (f) 6.330% 7/28/11	290,000	85,550
Glitnir Banki HF (Acquired 9/20/07, Cost $98,989) VRN (c) (d) (f) 1.000% 9/30/49	100,000	10
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (c) (d) (f) 6.375% 9/25/12	390,000	115,050
GMAC, Inc. 6.875% 9/15/11	513,000	521,336
GMAC, Inc. 7.500% 12/31/13	70,000	71,225
Hypothekenbank in Essen (c) 5.000% 1/20/12	100,000	105,926
ICICI Bank Ltd. VRN (c) 6.375% 4/30/22	148,000	139,347

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ICICI Bank Ltd. VRN 6.375% 4/30/22	$180,000	$169,476
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (c) (d) (f) 6.100% 8/25/11	670,000	77,050
Lloyds TSB Bank PLC (c) 4.375% 1/12/15	460,000	453,460
Lloyds TSB Bank PLC (c) 5.800% 1/13/20	370,000	361,004
Nordea Bank AB (c) 3.700% 11/13/14	380,000	382,873
Nordea Bank AB (c) 4.875% 1/27/20	220,000	218,159
Rabobank Nederland (c) 11.000% 6/29/49	285,000	366,755
Royal Bank of Scotland Group PLC 4.875% 3/16/15	180,000	179,956
Royal Bank of Scotland Group PLC 5.000% 11/12/13	120,000	116,577
Royal Bank of Scotland Group PLC 5.000% 10/01/14	220,000	210,541
Royal Bank of Scotland Group PLC 5.050% 1/08/15	120,000	113,623
Royal Bank of Scotland Group PLC 6.400% 10/21/19	480,000	479,880
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	126,000
RSHB Capital SA for OJSC Russian Agricultural Bank (c) 6.299% 5/15/17	190,000	197,106
Santander US Debt SA Unipersonal (c) 3.724% 1/20/15	400,000	398,490
Shinsei Finance Cayman Ltd. VRN (c) 6.418% 1/29/49	400,000	277,397
SunTrust Capital VIII VRN 6.100% 12/15/36	1,120,000	921,771
UBS AG/Stamford CT 3.875% 1/15/15	310,000	305,825
Wachovia Capital Trust III VRN 5.800% 3/29/49	200,000	169,500
Wachovia Corp. 5.250% 8/01/14	990,000	1,039,883
Wachovia Corp. 5.625% 10/15/16	330,000	347,769
Wells Fargo & Co. 5.300% 8/26/11	180,000	189,610
Wells Fargo Capital 5.950% 12/15/36	600,000	550,102
		11,595,121
Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc. (c) 5.000% 4/15/20	100,000	100,308
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	390,000	402,317
Diageo Capital PLC 7.375% 1/15/14	820,000	953,603
		1,456,228
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	240,000	249,600
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	40,000	39,000
Coal – 0.1%
Consol Energy, Inc. (c) 8.250% 4/01/20	150,000	154,125
Peabody Energy Corp. 6.875% 3/15/13	10,000	10,112
		164,237
Commercial Services – 0.1%
DI Finance/DynCorp International, Series B 9.500% 2/15/13	35,000	35,437
Service Corp. International 7.500% 4/01/27	135,000	123,525
Service Corp. International 7.625% 10/01/18	10,000	10,125
		169,087
Computers – 0.0%
Sungard Data Systems, Inc. 9.125% 8/15/13	10,000	10,250
Diversified Financial – 9.3%
Aiful Corp. (c) 5.000% 8/10/10	230,000	219,650
American Express Co. VRN 6.800% 9/01/66	220,000	214,500
American Express Credit Corp. 5.125% 8/25/14	950,000	1,008,642
American General Finance Corp. 6.900% 12/15/17	210,000	183,941
The Bear Stearns Cos., Inc. 6.400% 10/02/17	340,000	375,603
Boeing Capital Corp. 4.700% 10/27/19	150,000	150,814
Citigroup, Inc. 5.500% 10/15/14	130,000	134,538
Citigroup, Inc. 5.875% 5/29/37	150,000	135,118
Citigroup, Inc. 6.010% 1/15/15	470,000	493,767
Citigroup, Inc. 6.125% 8/25/36	40,000	34,905
Citigroup, Inc. 6.375% 8/12/14	720,000	769,178
Citigroup, Inc. 6.875% 3/05/38	920,000	929,656
Countrywide Financial Corp. 5.800% 6/07/12	10,000	10,630
Countrywide Financial Corp. 6.250% 5/15/16	360,000	369,609
Credit Suisse Guernsey Ltd. VRN 5.860% 5/29/49	200,000	187,500
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	410,000	425,092
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	330,000	328,117
Federal National Mortgage Association 0.000% 10/09/19	2,500,000	1,462,725
Federal National Mortgage Association 4.625% 5/01/13	950,000	1,015,846
Federal National Mortgage Association 5.250% 8/01/12	320,000	345,018
FIA Card Services NA (c) 7.125% 11/15/12	450,000	493,067

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Financing Corp. Fico Strip 0.000% 6/06/13	$240,000	$220,953
Ford Motor Credit Co. FRN 5.507% 6/15/11	146,000	148,920
Ford Motor Credit Co. 12.000% 5/15/15	730,000	872,128
General Electric Capital Corp. VRN 6.375% 11/15/67	1,160,000	1,088,950
General Electric Capital Corp. 6.875% 1/10/39	220,000	237,294
GMAC LLC 0.000% 6/15/15	10,000	6,425
The Goldman Sachs Group, Inc. 4.500% 6/15/10	430,000	433,208
The Goldman Sachs Group, Inc. 5.375% 3/15/20	460,000	455,745
The Goldman Sachs Group, Inc. 5.450% 11/01/12	60,000	64,860
HSBC Finance Corp. 4.625% 9/15/10	460,000	467,613
International Lease Finance Corp. 5.625% 9/15/10	330,000	332,328
JPMorgan Chase & Co. 5.125% 9/15/14	1,160,000	1,225,424
JPMorgan Chase & Co. 5.150% 10/01/15	600,000	633,198
Kaupthing Bank (Acquired 10/6/06, Cost $99,469) (c) (d) (f) 5.750% 10/04/11	100,000	26,750
Kaupthing Bank (Acquired 5/19/06, Cost $149,208) (c) (d) (f) 7.125% 5/19/16	375,000	38
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (c) (d) (f) 7.625% 2/28/15	1,800,000	481,500
Lehman Brothers Holdings Capital Trust VII VRN (d) 5.857% 11/29/49	310,000	775
Lehman Brothers Holdings, Inc. (d) 5.250% 2/06/12	145,000	33,713
Lehman Brothers Holdings, Inc. (d) 6.200% 9/26/14	210,000	48,825
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	440,000	1,100
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	1,320,000	3,300
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	118,544
Morgan Stanley Series F 5.625% 1/09/12	660,000	699,050
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	180,000	178,478
SLM Corp. 5.000% 10/01/13	590,000	563,662
SLM Corp. 5.000% 4/15/15	20,000	18,211
SLM Corp. 5.050% 11/14/14	120,000	111,046
SLM Corp. 5.375% 5/15/14	1,080,000	1,022,964
SLM Corp. 5.625% 8/01/33	110,000	84,879
TNK-BP Finance SA (c) 7.500% 7/18/16	190,000	206,625
		19,074,422
Electric – 3.4%
The AES Corp. 7.750% 3/01/14	146,000	149,285
The AES Corp. 7.750% 10/15/15	200,000	203,500
Calpine Construction Finance Co. LP (c) 8.000% 6/01/16	180,000	184,050
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	220,000	238,385
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	20,897
Dominion Resources, Inc. 4.750% 12/15/10	30,000	30,820
Dominion Resources, Inc. 5.700% 9/17/12	600,000	650,147
Duke Energy Corp. 5.625% 11/30/12	705,000	772,077
Edison Mission Energy 7.625% 5/15/27	70,000	44,800
Edison Mission Energy 7.750% 6/15/16	90,000	65,700
Energy Future Holdings Corp. 10.875% 11/01/17	10,000	7,425
Energy Future Holdings Corp. 11.250% 11/01/17	2,687,524	1,827,516
Energy Future Holdings Corp. Series R 6.550% 11/15/34	735,000	378,525
Exelon Corp. 5.625% 6/15/35	350,000	325,022
FirstEnergy Corp. Series B 6.450% 11/15/11	8,000	8,485
FirstEnergy Corp. Series C 7.375% 11/15/31	1,130,000	1,169,419
NRG Energy, Inc. 7.375% 2/01/16	30,000	29,775
NRG Energy, Inc. 7.375% 1/15/17	150,000	148,500
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	128,994
Pacific Gas & Electric Co. 6.050% 3/01/34	375,000	386,181
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	24,415
Wisconsin Power & Light Co. 6.375% 8/15/37	140,000	148,625
		6,942,543
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	400,000	443,204
Foods – 0.3%
Kraft Foods, Inc. 5.375% 2/10/20	560,000	569,159
The Kroger Co. 6.150% 1/15/20	40,000	43,422
The Kroger Co. 6.400% 8/15/17	30,000	33,353
		645,934
Forest Products & Paper – 0.0%
Abitibi-Consolidated Co. of Canada (c) (d) 13.750% 4/01/11	21,826	22,944

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NewPage Corp. 10.000% 5/01/12	$20,000	$13,875
		36,819
Health Care — Products – 0.1%
Medtronic, Inc. 4.450% 3/15/20	170,000	169,186
Health Care — Services – 1.0%
Community Health Systems, Inc. 8.875% 7/15/15	150,000	155,250
DaVita, Inc. 6.625% 3/15/13	160,000	161,000
HCA, Inc. 5.750% 3/15/14	84,000	79,275
HCA, Inc. 6.250% 2/15/13	169,000	167,733
HCA, Inc. 6.300% 10/01/12	8,000	7,990
HCA, Inc. 9.625% 11/15/16	358,000	383,507
Roche Holdings, Inc. (c) 6.000% 3/01/19	260,000	287,332
Tenet Healthcare Corp. 9.250% 2/01/15	480,000	503,400
UnitedHealth Group, Inc. 6.000% 2/15/18	130,000	138,801
WellPoint, Inc. 5.875% 6/15/17	50,000	53,683
WellPoint, Inc. 7.000% 2/15/19	150,000	170,098
		2,108,069
Holding Company — Diversified – 0.1%
Reynolds Group DL Escrow, Inc. /Reynolds Group Escrow LLC (c) 7.750% 10/15/16	250,000	256,875
Insurance – 1.3%
American International Group, Inc. 5.850% 1/16/18	120,000	111,500
American International Group, Inc. 6.250% 3/15/87	670,000	495,800
Berkshire Hathaway, Inc. 3.200% 2/11/15	420,000	423,585
MetLife Capital Trust IV (c) 7.875% 12/15/37	300,000	306,000
MetLife, Inc. 6.400% 12/15/36	440,000	393,800
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	310,000	336,267
The Travelers Cos., Inc. VRN 6.250% 3/15/37	590,000	580,769
		2,647,721
Internet – 0.0%
SemGroup LP (b) 8.750% 11/15/15	95,000	-
Iron & Steel – 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	141,050
Steel Dynamics, Inc. (c) 7.625% 3/15/20	40,000	41,000
		182,050
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	50,000	41,750
Inn of the Mountain Gods Resort & Casino (d) 12.000% 11/15/10	50,000	24,000
MGM Mirage 6.750% 9/01/12	10,000	9,450
MGM Mirage 7.625% 1/15/17	50,000	41,625
MGM Mirage (c) 10.375% 5/15/14	10,000	11,025
MGM Mirage (c) 11.125% 11/15/17	20,000	22,500
Station Casinos, Inc. (d) 7.750% 8/15/16	200,000	14,500
		164,850
Manufacturing – 0.5%
Tyco International Group SA 6.000% 11/15/13	310,000	342,587
Tyco International Group SA 6.375% 10/15/11	470,000	506,392
Tyco International Group SA 6.750% 2/15/11	80,000	83,880
Tyco International Group SA 6.875% 1/15/21	10,000	11,427
		944,286
Media – 2.4%
Comcast Corp. 6.500% 1/15/15	1,405,000	1,581,538
CSC Holdings, Inc. (c) 8.625% 2/15/19	55,000	60,225
Echostar DBS Corp. 6.625% 10/01/14	45,000	45,338
Echostar DBS Corp. 7.000% 10/01/13	95,000	98,800
Echostar DBS Corp. 7.750% 5/31/15	90,000	94,050
News America, Inc. 6.200% 12/15/34	20,000	19,948
News America, Inc. 6.650% 11/15/37	40,000	42,068
Reed Elsevier Capital, Inc. 8.625% 1/15/19	300,000	374,267
Rogers Cable, Inc. 6.750% 3/15/15	40,000	45,540
Sun Media Corp. 7.625% 2/15/13	25,000	24,531
Time Warner Cable, Inc. 6.200% 7/01/13	290,000	320,013
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	188,821
Time Warner Cable, Inc. 8.250% 4/01/19	530,000	641,347
Time Warner Cable, Inc. 8.750% 2/14/19	90,000	111,616
Time Warner Entertainment Co. LP 8.375% 7/15/33	60,000	72,264
Time Warner, Inc. 6.875% 5/01/12	990,000	1,088,956
TL Acquisitions, Inc. (c) 10.500% 1/15/15	80,000	76,800
		4,886,122
Mining – 1.0%
Barrick Gold Corp. 6.950% 4/01/19	170,000	194,514
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	550,000	628,812
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	250,000	278,125
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	90,000	98,928
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	150,000	168,835

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teck Resources Ltd. 9.750% 5/15/14	$20,000	$23,700
Teck Resources Ltd. 10.250% 5/15/16	15,000	17,850
Teck Resources Ltd. 10.750% 5/15/19	35,000	42,875
Vale Overseas Ltd. 6.875% 11/21/36	361,000	373,473
Vedanta Resources PLC (c) 8.750% 1/15/14	190,000	208,525
		2,035,637
Oil & Gas – 3.3%
Anadarko Petroleum Corp. 6.450% 9/15/36	200,000	203,828
Chesapeake Energy Corp. 6.375% 6/15/15	40,000	39,300
Chesapeake Energy Corp. 6.500% 8/15/17	40,000	38,700
Chesapeake Energy Corp. 7.250% 12/15/18	125,000	125,000
Conoco Funding Co. 6.350% 10/15/11	210,000	226,530
Conoco, Inc. 6.950% 4/15/29	345,000	395,992
ConocoPhillips 6.500% 2/01/39	260,000	290,435
Hess Corp. 7.300% 8/15/31	325,000	370,335
Hess Corp. 7.875% 10/01/29	90,000	107,834
Hess Corp. 8.125% 2/15/19	330,000	402,254
Kerr-McGee Corp. 6.950% 7/01/24	290,000	322,583
Kerr-McGee Corp. 7.875% 9/15/31	580,000	673,758
Noble Energy, Inc. 8.250% 3/01/19	350,000	423,886
Occidental Petroleum Corp. 7.000% 11/01/13	670,000	776,091
OPTI Canada, Inc. 7.875% 12/15/14	30,000	28,050
OPTI Canada, Inc. 8.250% 12/15/14	5,000	4,700
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	613,771
Petrobras International Finance Co. 5.750% 1/20/20	142,000	145,478
Petrobras International Finance Co. 6.125% 10/06/16	166,000	178,820
Pride International, Inc. 7.375% 7/15/14	40,000	41,200
SandRidge Energy, Inc. (c) 9.875% 5/15/16	160,000	164,400
Shell International Finance BV 4.375% 3/25/20	450,000	446,121
XTO Energy, Inc. 6.750% 8/01/37	50,000	58,540
XTO Energy, Inc. 7.500% 4/15/12	600,000	672,205
		6,749,811
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	35,000	35,087
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	195,000	195,000
Complete Production Services, Inc. 8.000% 12/15/16	170,000	168,300
		398,387
Packaging & Containers – 0.1%
Ball Corp. 6.750% 9/15/20	180,000	183,150
Pharmaceuticals – 0.7%
Abbott Laboratories 5.125% 4/01/19	700,000	737,329
Pfizer, Inc. 6.200% 3/15/19	440,000	496,972
Wyeth 5.950% 4/01/37	240,000	251,275
		1,485,576
Pipelines – 0.9%
Dynegy Holdings, Inc. 7.750% 6/01/19	45,000	33,975
El Paso Corp. 7.000% 6/15/17	240,000	244,941
El Paso Corp. 7.800% 8/01/31	9,000	8,845
El Paso Natural Gas Co. 8.375% 6/15/32	349,000	408,453
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	107,208
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	21,729
Kinder Morgan Energy Partners LP 6.000% 2/01/17	230,000	247,008
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	42,027
Kinder Morgan Energy Partners LP 6.950% 1/15/38	20,000	21,665
Kinder Morgan Energy Partners LP 7.125% 3/15/12	20,000	21,898
Southern Natural Gas Co. 8.000% 3/01/32	5,000	5,636
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	55,287
Williams Cos., Inc. 7.750% 6/15/31	156,000	175,005
Williams Cos., Inc. Series A 7.500% 1/15/31	478,000	525,218
		1,918,895
Real Estate Investment Trusts (REITS) – 0.5%
Franchise Finance Corp. of America 8.750% 10/15/10	1,000,000	1,040,771
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	35,000	35,766
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	30,000	30,801
		1,107,338
Retail – 0.6%
CVS Caremark Corp. 6.600% 3/15/19	520,000	581,368
CVS Caremark Corp. (Acquired 2/06/07, Cost $301,627) (c) (f) 9.350% 1/10/23	240,000	233,859
CVS Pass-Through Trust (c) 5.298% 1/11/27	14,583	14,030
CVS Pass-Through Trust 5.880% 1/10/28	143,335	141,619
CVS Pass-Through Trust 6.036% 12/10/28	165,855	165,810

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust 6.943% 1/10/30	$114,626	$121,872
Wal-Mart Stores, Inc. 6.200% 4/15/38	60,000	64,614
		1,323,172
Savings & Loans – 0.7%
AAC Group Holding Corp. STEP 10.250% 10/01/12	40,000	39,950
ASIF Global Financing XIX (c) 4.900% 1/17/13	20,000	20,223
El Paso Performance-Linked Trust (c) 7.750% 7/15/11	620,000	641,871
The Goldman Sachs Capital II VRN 5.793% 12/29/49	460,000	389,850
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	10,000	7,700
Resona Preferred Global Securities Cayman Ltd. VRN (c) 7.191% 12/29/49	455,000	426,495
		1,526,089
Semiconductors – 0.0%
Freescale Semiconductor, Inc. 8.875% 12/15/14	10,000	9,550
National Semiconductor Corp. 6.600% 6/15/17	50,000	54,287
		63,837
Telecommunications – 2.6%
America Movil SAB de CV (c) 5.000% 3/30/20	100,000	98,587
America Movil SAB de CV 5.625% 11/15/17	160,000	169,021
AT&T, Inc. 5.500% 2/01/18	480,000	509,591
AT&T, Inc. 5.800% 2/15/19	80,000	85,516
AT&T, Inc. 6.550% 2/15/39	200,000	210,248
BellSouth Corp. 4.750% 11/15/12	10,000	10,663
British Telecom PLC STEP 9.125% 12/15/10	130,000	137,283
Cellco Partnership / Verizon Wireless Capital LLC 8.500% 11/15/18	60,000	74,860
Cricket Communications, Inc. 7.750% 5/15/16	160,000	166,000
Deutsche Telekom International Finance BV 5.750% 3/23/16	390,000	419,252
Intelsat Corp. 9.250% 8/15/14	80,000	82,000
Intelsat Jackson Holdings SA (c) 8.500% 11/01/19	65,000	68,250
Intelsat Jackson Holdings SA 9.500% 6/15/16	30,000	31,950
Koninklijke KPN NV 8.000% 10/01/10	715,000	740,061
Qwest Communications International, Inc. Series B 7.500% 2/15/14	95,000	96,662
Qwest Corp. 6.875% 9/15/33	130,000	125,450
Qwest Corp. 7.500% 10/01/14	55,000	60,087
Rogers Communications, Inc. 6.800% 8/15/18	120,000	136,506
SBC Communications, Inc. 5.100% 9/15/14	230,000	248,847
Sprint Capital Corp. 6.900% 5/01/19	910,000	832,650
Sprint Capital Corp. 8.375% 3/15/12	30,000	31,200
Telecom Italia Capital SA 4.950% 9/30/14	100,000	102,583
Telecom Italia Capital SA 5.250% 10/01/15	310,000	317,407
Verizon Communications, Inc. 6.100% 4/15/18	280,000	306,284
Verizon Communications, Inc. 8.950% 3/01/39	60,000	81,364
Verizon Global Funding Corp. 7.375% 9/01/12	220,000	249,133
Windstream Corp. 8.625% 8/01/16	50,000	51,125
		5,442,580
Transportation – 0.2%
Gulfmark Offshore, Inc. 7.750% 7/15/14	20,000	19,850
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	150,000	177,375
RailAmerica, Inc. 9.250% 7/01/17	225,000	239,906
		437,131
TOTAL CORPORATE DEBT (Cost $83,259,303)		77,789,626
MUNICIPAL OBLIGATIONS – 0.3%
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	128,943
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	79,536
State of California 7.300% 10/01/39	230,000	230,814
		439,293
Tennessee Valley Authority 5.250% 9/15/39	210,000	204,949
TOTAL MUNICIPAL OBLIGATIONS (Cost $649,545)		644,242
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 13.7%
Automobile ABS – 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (c) 4.640% 5/20/16	280,000	278,256
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (c) 5.290% 3/25/16	390,000	401,685
		679,941

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS – 1.8%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.179% 9/10/47	$840,000	$866,318
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	193,453	199,083
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	100,000	102,822
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	1,500,000	1,520,257
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	300,000	257,702
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	900,000	825,618
		3,771,800
Home Equity ABS – 2.3%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.546% 12/25/45	481,236	401,619
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.046% 10/25/32	1,307,104	863,983
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.460% 12/15/35	164,114	51,249
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	2,733	2,699
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.486% 12/25/36	1,760,000	874,905
GSAA Home Equity Trust, Series 2007-6, Class A4 FRN 0.546% 5/25/47	2,520,000	1,030,009
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.566% 4/25/47	2,560,000	1,289,453
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	140,507	114,485
		4,628,402
Manufactured Housing ABS – 1.3%
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	3,000,000	2,731,711
Student Loans ABS – 0.9%
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.646% 12/25/42	209,031	182,202
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN STEP 0.466% 7/25/30	510,471	367,504
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 0.636% 11/25/35	2,400,000	809,845
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN 0.546% 11/25/35	204,079	121,576
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.436% 7/25/17	16,177	8,474
SLM Student Loan Trust, Series 2003-7A, Class A5A FRN (c) 1.457% 12/15/33	300,000	299,208
		1,788,809
WL Collateral CMO – 7.1%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.124% 11/25/34	740,112	622,418
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN 0.516% 11/25/35	202,977	102,636
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN 0.559% 11/20/35	446,543	235,796
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.576% 10/25/35	237,810	131,610
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (c) 0.646% 9/25/35	498,478	410,415
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (c) 5.172% 6/26/35	970,000	797,438
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (c) 0.596% 9/25/35	386,952	238,222
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 4.974% 10/25/35	470,391	389,643
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 3.471% 2/25/36	233,831	150,887
Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1 FRN 0.566% 3/25/36	475,644	204,321
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.636% 12/25/34	40,236	21,452

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.786% 9/25/33	$1,107,330	$921,245
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 4.831% 1/25/36	452,720	392,065
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (c) 5.594% 11/25/35	1,566,310	918,608
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (c) 0.596% 5/25/35	377,954	303,826
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.057% 3/25/36	308,387	201,580
Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A4 6.431% 8/25/36	2,570,000	1,346,322
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (c) 5.500% 5/25/35	595,038	588,730
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	236,819	237,898
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (c) 6.000% 5/25/35	1,636,956	1,322,786
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	2,290,000	1,307,901
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.506% 11/25/45	342,431	260,657
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.516% 7/25/45	71,849	54,716
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.536% 10/25/45	263,020	200,020
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.343% 10/25/46	1,771,929	1,033,135
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.735% 11/25/36	1,940,000	1,482,025
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.891% 8/25/36	1,050,000	808,009
		14,684,361
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,721,163)		28,285,024
SOVEREIGN DEBT OBLIGATIONS – 0.6%
Hellenic Republic Government Bond EUR (e) 6.100% 8/20/15	470,000	633,533
Province of Ontario Canada 4.000% 10/07/19	310,000	300,454
United Mexican States 6.750% 9/27/34	155,000	169,725
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,129,152)		1,103,712
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 24.0%
Pass-Through Securities – 24.0%
Federal Home Loan Mortgage Corp.
Pool #1N1640 5.493% 1/01/37	463,382	486,572
Pool #1N2654 5.625% 11/23/35	170,000	171,132
Pool #1N1637 5.671% 1/01/37	1,276,647	1,345,549
Pool #1J1368 5.810% 10/01/36	618,276	641,669
Federal National Mortgage Association
Pool #888283 5.000% 8/01/34	31,825,326	33,000,130
Pool #735893 5.000% 10/01/35	5,305,363	5,487,942
Pool #709406 5.500% 7/01/33	4,032,975	4,273,694
Pool #937948 5.500% 6/01/37	66,722	70,360
Pool #950385 5.841% 8/01/37	150,306	156,933
Federal National Mortgage Association TBA(g) Pool #54266 6.000% 11/01/35	1,700,000	1,805,453
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	14,737	15,992
Pool #595077 6.000% 10/15/32	2,695	2,920
Pool #596620 6.000% 10/15/32	2,325	2,520
Pool #598000 6.000% 12/15/32	268	290
Pool #604706 6.000% 10/15/33	321,716	348,647
Pool #636251 6.000% 3/15/35	31,871	34,379
Pool #782034 6.000% 1/15/36	394,892	425,974
Pool #658029 6.000% 7/15/36	378,375	405,556
Residual Funding Principal Strip 0.000%10/15/19	1,280,000	834,066
		49,509,778
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $46,586,292)		49,509,778
U.S. TREASURY OBLIGATIONS – 20.8%
U.S. Treasury Bonds & Notes – 20.8%
U.S. Treasury Bond 4.250% 5/15/39	440,000	407,722
U.S. Treasury Bond 4.375% 11/15/39	7,648,000	7,232,737

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bond 4.500% 8/15/39	$8,240,000	$7,958,682
U.S. Treasury Bond 4.625% 2/15/40	370,000	364,681
U.S. Treasury Inflation Index (h) 1.750% 1/15/28	723,947	685,315
U.S. Treasury Inflation Index (h) 2.375% 1/15/27	848,752	884,343
U.S. Treasury Inflation Index 3.875% 4/15/29	1,976,940	2,508,515
U.S. Treasury Note 1.000% 12/31/11	11,661,000	11,684,914
U.S. Treasury Note 3.125% 1/31/17	2,730,000	2,710,911
U.S. Treasury Note 3.375% 11/15/19	2,580,000	2,489,700
U.S. Treasury Note 3.625% 8/15/19	1,990,000	1,965,980
U.S. Treasury Note 3.625% 2/15/20	580,000	570,167
U.S. Treasury Note 4.000% 8/15/18	470,000	484,192
United States Treasury Strip Principal 0.000% 2/15/25	2,660,000	1,321,900
United States Treasury Strip Principal 0.000% 11/15/27	3,920,000	1,685,858
		42,955,617
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,887,580)		42,955,617
TOTAL BONDS & NOTES (Cost $209,233,035)		200,287,999
	Number of Shares
PURCHASED OPTIONS – 0.0%
Options on Futures – 0.0%
Eurodollar Futures Put	95,000	3,325
U.S. Treasury Bonds Futures Call	70,000	12,031
TOTAL PURCHASED OPTIONS (Cost $38,998)		15,356
WARRANTS – 0.0%
Pipelines – 0.0%
SemGroup Corp., Warrants, Expires 11/30/14, Strike 0.00 (a) (b)	258	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $211,716,423)		200,944,801
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (i)	$3,736,314	3,736,314
Time Deposits – 0.6%
Euro Time Deposit 0.010% 4/01/10	1,156,051	1,156,051
TOTAL SHORT-TERM INVESTMENTS (Cost $4,892,365)		4,892,365
TOTAL INVESTMENTS – 99.8% (Cost $216,608,788) (j)		205,837,166
Other Assets/ (Liabilities) – 0.2%		372,463
NET ASSETS – 100.0%		$206,209,629

Notes to Portfolio of Investments
ABS	Asset Backed Security
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
MBS	Mortgage Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $15,734,466 or 7.63% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2010, these securities amounted to a value of $1,967,264 or 0.95% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(h)	A portion of this security is held as collateral for open financial futures contracts and written options. (Note 2).
(i)	Maturity value of $3,736,315. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,812,968.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 62.3%
COMMON STOCK – 61.9%
Aerospace & Defense – 0.8%
United Technologies Corp.	7,850	$577,839
Agriculture – 1.4%
Altria Group, Inc.	5,237	107,463
Imperial Tobacco Group PLC	5,388	164,756
Japan Tobacco, Inc.	73	270,835
Philip Morris International, Inc.	10,223	533,232
		1,076,286
Apparel – 0.2%
VF Corp.	1,786	143,148
Auto Manufacturers – 0.8%
Daimler AG	2,341	110,394
Nissan Motor Co. Ltd. (a)	24,900	213,687
Paccar, Inc.	6,106	264,634
		588,715
Automotive & Parts – 0.6%
Cie Generale des Etablissements Michelin Class B	1,846	136,020
Johnson Controls, Inc.	9,588	316,308
		452,328
Banks – 5.3%
Banco Santander SA	14,978	199,031
Bank of America Corp.	43,031	768,103
BB&T Corp.	5,784	187,344
BNP Paribas	2,849	218,862
Capital One Financial Corp.	1,531	63,399
China Merchants Bank Co. Ltd.	66,900	180,580
Deutsche Bank AG	2,255	173,775
HSBC Holdings PLC	23,221	235,538
KBC Groep NV (a)	2,802	135,744
Lloyds Banking Group PLC (a)	149,138	142,247
State Street Corp.	2,373	107,117
Sumitomo Mitsui Financial Group, Inc.	4,218	138,890
SVB Financial Group (a)	842	39,288
TCF Financial Corp.	1,351	21,535
U.S. Bancorp	8,731	225,958
UniCredit Italiano SpA (a)	59,841	176,867
Wells Fargo & Co.	33,236	1,034,304
		4,048,582
Beverages – 1.2%
The Coca-Cola Co.	10,123	556,765
InBev NV	2,653	133,930
Kirin Holdings Co. Ltd.	9,000	132,481
PepsiCo, Inc.	1,568	103,739
		926,915
Biotechnology – 0.5%
Alexion Pharmaceuticals, Inc. (a)	425	23,107
Biogen Idec, Inc. (a)	1,247	71,528
Celgene Corp. (a)	3,793	235,014
Intercell AG (a)	2,310	67,113
		396,762
Building Materials – 0.4%
Cie de Saint-Gobain	2,065	99,196
Lafarge SA	2,153	151,447
Nippon Sheet Glass Co. Ltd.	29,000	85,759
		336,402
Chemicals – 1.3%
The Dow Chemical Co.	6,650	196,640
E.I. du Pont de Nemours & Co.	2,915	108,555
Huabao International Holdings Ltd.	64,000	76,391
Lanxess AG	3,030	139,832
PPG Industries, Inc.	2,257	147,608
Praxair, Inc.	2,883	239,289
Shin-Etsu Chemical Co. Ltd.	1,900	110,517
		1,018,832
Commercial Services – 0.5%
Apollo Group, Inc. Class A (a)	500	30,645
Experian PLC	10,770	105,930
Genpact Ltd. (a)	1,400	23,478
MasterCard, Inc. Class A	675	171,450
McKesson Corp.	903	59,345
		390,848
Computers – 3.8%
Apple, Inc. (a)	2,996	703,850
Atos Origin SA (a)	1,799	90,348
Cognizant Technology Solutions Corp. Class A (a)	1,247	63,572
Hewlett-Packard Co.	24,105	1,281,181
International Business Machines Corp.	5,556	712,557
SanDisk Corp. (a)	707	24,484
		2,875,992
Cosmetics & Personal Care – 1.0%
The Procter & Gamble Co.	11,659	737,665
Distribution & Wholesale – 0.5%
Marubeni Corp.	32,000	199,188
Mitsui & Co. Ltd.	11,300	189,910
		389,098
Diversified Financial – 2.4%
The Charles Schwab Corp.	2,761	51,603
Citigroup, Inc. (a)	66,806	270,564
CME Group, Inc.	367	116,012
Credit Suisse Group	4,201	216,308
The Goldman Sachs Group, Inc.	3,893	664,263
Macquarie Group Ltd.	3,570	154,191
Morgan Stanley	6,952	203,624
The NASDAQ OMX Group, Inc. (a)	5,264	111,176
TD Ameritrade Holding Corp. (a)	4,616	87,981
		1,875,722
Electric – 1.2%
Edison International	3,085	105,414
Entergy Corp.	1,151	93,634
Exelon Corp.	2,216	97,083
FPL Group, Inc.	2,844	137,451
International Power PLC	12,715	61,477
National Grid PLC	12,708	123,844
NV Energy, Inc.	8,662	106,802
Public Service Enterprise Group, Inc.	4,918	145,179
Xcel Energy, Inc.	3,914	82,977
		953,861
Electrical Components & Equipment – 0.8%
Emerson Electric Co.	3,330	167,632
LG Electronics, Inc.	1,205	122,541
Mitsubishi Electric Corp.	26,000	239,231

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schneider Electric SA	829	$97,227
		626,631
Electronics – 0.7%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan)	15,535	142,456
Koninklijke Philips Electronics NV	5,163	165,985
Nidec Corp.	1,400	150,286
Premier Farnell PLC	20,302	69,495
		528,222
Entertainment – 0.2%
International Game Technology	6,797	125,405
Food Services – 0.2%
Sodexo	2,397	143,559
Foods – 1.5%
General Mills, Inc.	2,644	187,169
Koninlijke Ahold NV	7,281	97,252
Kraft Foods, Inc. Class A	2,270	68,645
The Kroger Co.	5,708	123,635
Sysco Corp.	12,180	359,310
Tesco PLC	17,922	118,555
Unilever NV	7,217	218,827
		1,173,393
Gas – 0.7%
Centrica PLC	31,198	139,103
Gaz De France	4,055	156,987
Perusahaan Gas Negara PT	164,000	76,447
Snam Rete Gas SpA	29,637	150,322
		522,859
Health Care — Products – 0.7%
Baxter International, Inc.	2,567	149,400
Boston Scientific Corp. (a)	2,500	18,050
Covidien PLC	5,321	267,540
Johnson & Johnson	1,961	127,857
		562,847
Health Care — Services – 0.5%
Aetna, Inc.	3,696	129,767
Thermo Fisher Scientific, Inc. (a)	1,998	102,777
WellPoint, Inc. (a)	2,780	178,976
		411,520
Holding Company — Diversified – 0.2%
Hutchison Whampoa Ltd.	20,000	146,031
Home Builders – 0.3%
KB Home	4,529	75,861
Lennar Corp. Class A	4,781	82,281
Toll Brothers, Inc. (a)	3,380	70,304
		228,446
Household Products – 0.4%
The Clorox Co.	545	34,956
Kimberly-Clark Corp.	2,000	125,760
Reckitt Benckiser Group PLC	3,129	172,269
		332,985
Insurance – 2.0%
ACE Ltd.	3,406	178,134
Aflac, Inc.	2,967	161,078
The Allstate Corp.	2,200	71,082
Aon Corp.	859	36,688
ING Groep NV (a)	17,549	175,217
Principal Financial Group, Inc.	3,650	106,617
Prudential Financial, Inc.	3,450	208,725
Prudential PLC	9,544	79,239
RenaissanceRe Holdings Ltd.	3,753	213,020
Sony Financial Holdings, Inc.	32	105,091
Zurich Financial Services AG	741	190,429
		1,525,320
Internet – 1.1%
Amazon.com, Inc. (a)	994	134,916
Expedia, Inc.	2,142	53,464
Google, Inc. Class A (a)	1,102	624,845
		813,225
Investment Companies – 0.1%
Man Group PLC	20,082	73,706
Iron & Steel – 0.6%
ArcelorMittal	4,922	216,616
United States Steel Corp.	3,880	246,457
		463,073
Leisure Time – 0.3%
Carnival Corp.	5,245	203,926
Royal Caribbean Cruises Ltd. (a)	1,410	46,516
		250,442
Lodging – 0.2%
Intercontinental Hotels Group PLC	9,022	141,208
Starwood Hotels & Resorts Worldwide, Inc.	670	31,249
		172,457
Machinery — Construction & Mining – 0.2%
BHP Billiton PLC	4,738	162,417
Machinery — Diversified – 1.0%
Deere & Co.	6,268	372,695
Eaton Corp.	1,075	81,453
Kubota Corp.	16,000	146,020
Sumitomo Heavy Industries Ltd.	22,000	132,009
		732,177
Manufacturing – 1.6%
Cookson Group PLC (a)	8,813	73,203
Cooper Industries PLC Class A	1,856	88,977
FUJIFILM Holdings Corp.	4,900	169,021
General Electric Co.	19,532	355,482
Honeywell International, Inc.	7,331	331,874
Parker Hannifin Corp.	2,849	184,444
		1,203,001
Media – 1.9%
Comcast Corp. Class A	9,777	184,003
Gannett Co., Inc.	4,982	82,302
Time Warner, Inc.	18,162	567,926
The Walt Disney Co.	17,980	627,682
		1,461,913
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	285	36,112
Mining – 0.7%
First Quantum Minerals Ltd.	1,209	99,479
Freeport-McMoRan Copper & Gold, Inc.	4,332	361,896
Kinross Gold Corp.	4,847	82,895
		544,270
Office Equipment/Supplies – 0.2%
Ricoh Co. Ltd.	9,000	140,082
Xerox Corp.	4,329	42,208
		182,290
Oil & Gas – 5.3%
Anadarko Petroleum Corp.	994	72,393
Apache Corp.	3,044	308,966
BG Group PLC	13,787	238,289

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cairn Energy PLC (a)	18,945	$119,773
Chevron Corp.	2,513	190,561
ConocoPhillips	8,051	411,970
Devon Energy Corp.	1,701	109,595
ENSCO PLC Sponsored ADR (United Kingdom)	1,600	71,648
EOG Resources, Inc.	1,399	130,023
Exxon Mobil Corp.	15,227	1,019,905
Noble Energy, Inc.	989	72,197
Occidental Petroleum Corp.	8,145	688,578
Royal Dutch Shell PLC Class A	10,620	307,595
Santos Ltd.	12,697	170,293
Southwestern Energy Co. (a)	1,764	71,830
Ultra Petroleum Corp. (a)	1,478	68,919
		4,052,535
Oil & Gas Services – 1.1%
Baker Hughes, Inc.	1,621	75,928
Halliburton Co.	8,346	251,465
Saipem SpA	2,399	93,089
Schlumberger Ltd.	7,242	459,577
		880,059
Pharmaceuticals – 4.5%
Abbott Laboratories	12,289	647,384
Bayer AG	2,786	188,749
Bristol-Myers Squibb Co.	4,658	124,369
Cardinal Health, Inc.	7,325	263,920
GlaxoSmithKline PLC	10,885	208,985
Medco Health Solutions, Inc. (a)	1,561	100,778
Merck & Co., Inc.	25,735	961,202
Pfizer, Inc.	25,531	437,857
Roche Holding AG	658	106,931
Sanofi-Aventis	2,531	189,221
Shire Ltd.	5,382	118,862
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,516	95,629
		3,443,887
Pipelines – 0.0%
SemGroup Corp. Class A (a)	77	2,221
Real Estate – 0.6%
China Overseas Land & Investment Ltd.	54,000	121,567
China Resources Land Ltd.	48,000	103,491
Hang Lung Properties Ltd.	28,000	112,331
Mitsui Fudosan Co. Ltd.	7,000	119,001
		456,390
Real Estate Investment Trusts (REITS) – 0.3%
Boston Properties, Inc.	447	33,722
Health Care REIT, Inc.	1,406	63,593
Public Storage	807	74,236
Simon Property Group, Inc.	422	35,406
		206,957
Retail – 2.5%
Advance Auto Parts, Inc.	1,200	50,304
Coach, Inc.	1,063	42,010
CVS Caremark Corp.	6,260	228,865
Darden Restaurants, Inc.	1,492	66,454
Kohl's Corp. (a)	1,723	94,386
Lowe's Cos., Inc.	10,529	255,223
Staples, Inc.	11,548	270,108
Takashimaya Co. Ltd.	13,000	106,816
Wal-Mart Stores, Inc.	6,535	363,346
Walgreen Co.	1,813	67,244
Yum! Brands, Inc.	8,818	337,994
		1,882,750
Semiconductors – 1.3%
Analog Devices, Inc.	3,963	114,214
Applied Materials, Inc.	8,970	120,916
ASML Holding NV	3,001	106,983
Broadcom Corp. Class A	2,604	86,401
Intersil Corp. Class A	7,097	104,752
LSI Corp. (a)	12,652	77,430
Marvell Technology Group Ltd. (a)	3,300	67,254
National Semiconductor Corp.	1,165	16,834
Novellus Systems, Inc. (a)	1,400	35,000
Sumco Corp. (a)	4,400	93,167
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	13,226	138,741
Xilinx, Inc.	1,443	36,796
		998,488
Software – 2.0%
Infosys Technologies Ltd. Sponsored ADR (India)	2,266	133,354
Microsoft Corp.	36,510	1,068,648
Oracle Corp.	12,100	310,849
		1,512,851
Telecommunications – 5.0%
American Tower Corp. Class A (a)	1,934	82,408
AT&T, Inc.	15,772	407,548
BT Group PLC	48,288	90,750
Cable & Wireless Communications PLC	46,429	39,047
Cable & Wireless Worldwide (a)	46,429	64,851
Cisco Systems, Inc. (a)	31,137	810,496
Corning, Inc.	18,757	379,079
Juniper Networks, Inc. (a)	8,878	272,377
Koninklijke KPN NV	11,103	176,285
Qualcomm, Inc.	11,003	462,016
Singapore Telecommunications Ltd.	55,000	124,930
Sprint Nextel Corp. (a)	27,725	105,355
Telekomunikasi Indonesia Tbk PT	69,500	61,839
Verizon Communications, Inc.	15,752	488,627
Vodafone Group PLC	109,387	253,226
		3,818,834
Toys, Games & Hobbies – 0.2%
Nintendo Co. Ltd.	500	167,125
Transportation – 1.0%
Norfolk Southern Corp.	8,846	494,403
Union Pacific Corp.	4,191	307,200
		801,603
Water – 0.1%
American Water Works Co., Inc.	4,523	98,421
TOTAL COMMON STOCK (Cost $39,513,564)		47,533,417
CONVERTIBLE PREFERRED STOCK – 0.1%
Auto Manufacturers – 0.1%
Motors Liquidation Co. Series C 6.250%	4,450	38,270
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $102,248)		38,270

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK – 0.3%
Auto Manufacturers – 0.1%
Volkswagen AG 4.254%	1,046	$96,110
Banks – 0.1%
GMAC, Inc. (a) (b)	36	27,441
Diversified Financial – 0.1%
Citigroup Capital XII (a)	1,800	46,206
U.S. Government Agencies – 0.0%
Federal Home Loan Mortgage Corp. 307.202%	11,350	14,415
Federal National Mortgage Association 200.169%	7,175	9,112
Federal National Mortgage Association 350.000%	400	600
		24,127
TOTAL PREFERRED STOCK (Cost $633,594)		193,884
TOTAL EQUITIES (Cost $40,249,406)		47,765,571
	Principal Amount
BONDS & NOTES – 36.7%
CORPORATE DEBT – 16.8%
Advertising – 0.0%
Lamar Media Corp. Series B 6.625% 8/15/15	$10,000	9,613
Aerospace & Defense – 0.1%
The Boeing Co. 4.875% 2/15/20	50,000	51,157
Agriculture – 0.2%
Altria Group, Inc. 8.500% 11/10/13	60,000	70,133
Reynolds American, Inc. 6.750% 6/15/17	65,000	69,621
		139,754
Airlines – 0.9%
Continental Airlines 2007- 1 Class A 5.983% 10/19/23	300,000	294,750
Delta Air Lines, Inc. 6.821% 8/10/22	84,270	84,586
Delta Air Lines, Inc., Series 2000-1, Class A2 7.570% 5/18/12	200,000	202,500
Northwest Airlines, Inc. 7.575% 9/01/20	63,149	61,255
United Air Lines, Inc. 9.750% 1/15/17	20,000	21,350
		664,441
Auto Manufacturers – 0.4%
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	100,000	104,039
Motors Liquidation Co. EUR (c) (d) 8.375% 7/05/33	90,000	45,038
Motors Liquidation Co. (c) 8.375% 7/15/33	400,000	150,000
		299,077
Banks – 1.5%
BAC Capital Trust XIV VRN 5.630% 12/31/49	10,000	7,525
Bank of America Corp. 7.400% 1/15/11	40,000	41,856
Bank of America Corp. 7.625% 6/01/19	70,000	80,070
Barclays Bank PLC 5.200% 7/10/14	100,000	106,784
Commonwealth Bank of Australia (b) 3.750% 10/15/14	40,000	40,549
Commonwealth Bank of Australia (b) 5.000% 10/15/19	20,000	20,101
Credit Agricole SA VRN (b) 8.375% 10/13/19	100,000	108,250
Export-Import Bank of Korea (b) 5.250% 2/10/14	5,000	5,282
Glitnir Banki HF (Acquired 6/15/06, Cost $140,000) VRN (b) (c) (e) 6.693% 6/15/16	140,000	14
Glitnir Banki HF (Acquired 7/28/06, Cost $160,000) (b) (c) (e) 6.330% 7/28/11	160,000	47,200
Glitnir Banki HF (Acquired 9/25/07, Cost $99,776) (b) (c) (e) 6.375% 9/25/12	100,000	29,500
Hypothekenbank in Essen (b) 5.000% 1/20/12	20,000	21,185
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (b) (c) (e) 6.100% 8/25/11	280,000	32,200
Lloyds TSB Bank PLC (b) 4.375% 1/12/15	100,000	98,578
Nordea Bank AB (b) 4.875% 1/27/20	100,000	99,163
Royal Bank of Scotland Group PLC 5.000% 11/12/13	20,000	19,430
Royal Bank of Scotland Group PLC 5.000% 10/01/14	30,000	28,710
Royal Bank of Scotland Group PLC 5.050% 1/08/15	20,000	18,937
Royal Bank of Scotland Group PLC 6.400% 10/21/19	100,000	99,975
Shinsei Finance Cayman Ltd. VRN (b) 6.418% 1/29/49	100,000	69,349
Wachovia Capital Trust III VRN 5.800% 3/29/49	100,000	84,750
Wells Fargo Capital 5.950% 12/15/36	100,000	91,684
		1,151,092
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (b) 5.375% 11/15/14	30,000	32,493
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	30,000	30,947

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diageo Capital PLC 7.375% 1/15/14	$90,000	$104,664
		168,104
Biotechnology – 0.1%
FMC Finance III SA 6.875% 7/15/17	70,000	72,800
Chemicals – 0.0%
Westlake Chemical Corp. 6.625% 1/15/16	15,000	14,625
Coal – 0.0%
Consol Energy, Inc. (b) 8.250% 4/01/20	20,000	20,550
Commercial Services – 0.0%
Hertz Corp. 10.500% 1/01/16	5,000	5,369
Diversified Financial – 4.4%
American Express Co. VRN 6.800% 9/01/16	75,000	73,125
American Express Credit Corp. 5.125% 8/25/14	130,000	138,025
The Bear Stearns Cos., Inc. 7.250% 2/01/18	210,000	242,695
Boeing Capital Corp. 4.700% 10/27/19	20,000	20,109
BP Capital Markets PLC 3.875% 3/10/15	30,000	31,157
BP Capital Markets PLC 5.250% 11/07/13	110,000	121,047
Citigroup, Inc. 5.500% 10/15/14	20,000	20,698
Citigroup, Inc. 5.875% 5/29/37	30,000	27,024
Citigroup, Inc. 6.010% 1/15/15	50,000	52,528
Citigroup, Inc. 6.125% 8/25/36	10,000	8,726
Citigroup, Inc. 6.375% 8/12/14	100,000	106,830
Citigroup, Inc. 6.875% 3/05/38	80,000	80,840
Countrywide Financial Corp. 6.250% 5/15/16	100,000	102,669
Federal Agricultural Mortgage Corp. 3.875% 8/19/11	90,000	93,313
Federal Home Loan Mortgage Corp. 1.375% 1/09/13	50,000	49,715
Federal National Mortgage Association 0.000% 10/09/19	420,000	245,738
Federal National Mortgage Association 4.625% 5/01/13	160,000	171,090
Federal National Mortgage Association 5.250% 8/01/12	70,000	75,473
Ford Motor Credit Co. LLC 8.000% 12/15/16	300,000	316,087
General Electric Capital Corp. VRN 6.375% 11/15/67	240,000	225,300
The Goldman Sachs Group, Inc. 5.450% 11/01/12	50,000	54,050
The Goldman Sachs Group, Inc. 6.000% 5/01/14	70,000	76,649
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (b) (c) (e) 7.625% 2/28/15	440,000	117,700
Kaupthing Bank HF (Acquired 5/19/06, Cost $99,472) (b) (c) (e) 7.125% 5/19/16	100,000	10
Lehman Brothers Holdings Capital Trust VII VRN (c) 5.857% 11/29/49	130,000	325
Lehman Brothers Holdings, Inc. (c) 5.250% 2/06/12	70,000	16,275
Lehman Brothers Holdings, Inc. (c) 6.200% 9/26/14	60,000	13,950
Lehman Brothers Holdings, Inc. (c) 6.500% 7/19/17	30,000	75
Lehman Brothers Holdings, Inc. Series I (c) 6.750% 12/28/17	290,000	725
Merrill Lynch & Co., Inc. 6.875% 4/25/18	40,000	43,107
Morgan Stanley Series F 5.625% 1/09/12	190,000	201,241
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	99,155
SLM Corp. 5.000% 10/01/13	210,000	200,625
SLM Corp. 5.000% 4/15/15	10,000	9,105
SLM Corp. 5.050% 11/14/14	40,000	37,015
SLM Corp. 5.375% 5/15/14	285,000	269,949
SLM Corp. 5.625% 8/01/33	50,000	38,581
		3,380,726
Electric – 1.8%
The AES Corp. 7.750% 3/01/14	202,000	206,545
The AES Corp. 7.750% 10/15/15	50,000	50,875
Calpine Construction Finance Co. LP (b) 8.000% 6/01/16	35,000	35,788
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	40,000	43,343
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	5,000	5,224
Dominion Resources, Inc. 5.700% 9/17/12	165,000	178,790
Duke Energy Corp. 5.625% 11/30/12	145,000	158,796
Edison Mission Energy 7.625% 5/15/27	20,000	12,800
Edison Mission Energy 7.750% 6/15/16	30,000	21,900
Energy Future Holdings Corp. 11.250% 11/01/17	542,508	368,906
Exelon Corp. 5.625% 6/15/35	10,000	9,286
FirstEnergy Corp. Series B 6.450% 11/15/11	2,000	2,121
FirstEnergy Corp. Series C 7.375% 11/15/31	110,000	113,837
NRG Energy, Inc. 7.250% 2/01/14	20,000	20,150
NRG Energy, Inc. 7.375% 2/01/16	10,000	9,925

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NRG Energy, Inc. 7.375% 1/15/17	$40,000	$39,600
Pacific Gas & Electric Co. 5.800% 3/01/37	10,000	9,923
Pacific Gas & Electric Co. 6.050% 3/01/34	80,000	82,385
Wisconsin Power & Light Co. 6.375% 8/15/37	40,000	42,464
		1,412,658
Environmental Controls – 0.2%
Waste Management, Inc. 6.375% 11/15/12	115,000	127,421
Foods – 0.1%
Kraft Foods, Inc. 5.375% 2/10/20	80,000	81,308
The Kroger Co. 6.150% 1/15/20	10,000	10,856
The Kroger Co. 6.400% 8/15/17	10,000	11,118
		103,282
Health Care — Products – 0.0%
Medtronic, Inc. 4.450% 3/15/20	20,000	19,904
Health Care — Services – 0.5%
Community Health Systems, Inc. 8.875% 7/15/15	30,000	31,050
DaVita, Inc. 6.625% 3/15/13	30,000	30,187
HCA, Inc. 6.250% 2/15/13	132,000	131,010
HCA, Inc. 7.500% 11/15/95	50,000	39,250
HCA, Inc. 7.690% 6/15/25	10,000	9,250
HCA, Inc. 9.625% 11/15/16	9,000	9,641
Roche Holdings, Inc. (b) 6.000% 3/01/19	40,000	44,205
Tenet Healthcare Corp. (b) 10.000% 5/01/18	30,000	33,600
WellPoint, Inc. 5.875% 6/15/17	10,000	10,737
WellPoint, Inc. 7.000% 2/15/19	30,000	34,020
		372,950
Insurance – 0.2%
American International Group, Inc. 5.850% 1/16/18	30,000	27,875
Berkshire Hathaway, Inc. 3.200% 2/11/15	60,000	60,512
MetLife, Inc. 6.400% 12/15/31	10,000	8,950
Teachers Insurance & Annuity Association of America (b) 6.850% 12/16/39	40,000	43,389
The Travelers Cos., Inc. VRN 6.250% 3/15/67	10,000	9,844
		150,570
Internet – 0.0%
SemGroup LP 8.750% 11/15/15 (f)	30,000	-
Iron & Steel – 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	45,000	45,337
Lodging – 0.1%
Boyd Gaming Corp. 7.125% 2/01/16	20,000	16,700
Inn of the Mountain Gods Resort & Casino (c) 12.000% 11/15/10	20,000	9,600
MGM Mirage 6.625% 7/15/15	5,000	4,137
MGM Mirage (b) 10.375% 5/15/14	5,000	5,512
MGM Mirage (b) 11.125% 11/15/17	15,000	16,875
Station Casinos, Inc. (c) 7.750% 8/15/16	55,000	3,988
		56,812
Manufacturing – 0.0%
Tyco International Group SA 6.875% 1/15/21	10,000	11,427
Media – 0.4%
CSC Holdings, Inc. (b) 8.625% 2/15/19	10,000	10,950
Echostar DBS Corp. 6.625% 10/01/14	20,000	20,150
Echostar DBS Corp. 7.000% 10/01/13	20,000	20,800
News America, Inc. 6.650% 11/15/37	10,000	10,517
Reed Elsevier Capital, Inc. 8.625% 1/15/19	50,000	62,378
Rogers Cable, Inc. 6.750% 3/15/15	20,000	22,770
Sun Media Corp. 7.625% 2/15/13	10,000	9,812
Time Warner Cable, Inc. 6.200% 7/01/13	70,000	77,245
Time Warner Cable, Inc. 8.250% 4/01/19	70,000	84,706
Time Warner Cable, Inc. 8.750% 2/14/19	20,000	24,804
		344,132
Mining – 0.3%
Barrick Gold Corp. 6.950% 4/01/19	30,000	34,326
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	70,000	77,875
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	20,000	22,511
Teck Resources Ltd. 9.750% 5/15/14	5,000	5,925
Teck Resources Ltd. 10.250% 5/15/16	5,000	5,950
Teck Resources Ltd. 10.750% 5/15/19	5,000	6,125
Vale Overseas Ltd. 6.875% 11/21/36	70,000	72,419
		225,131
Oil & Gas – 1.2%
Chesapeake Energy Corp. 6.375% 6/15/15	5,000	4,912
Chesapeake Energy Corp. 6.500% 8/15/17	20,000	19,350
Chesapeake Energy Corp. 7.250% 12/15/18	15,000	15,000
Conoco Funding Co. 6.350% 10/15/11	80,000	86,297
Conoco, Inc. 6.950% 4/15/29	10,000	11,478
ConocoPhillips 6.500% 2/01/39	50,000	55,853
ConocoPhillips Co. 4.750% 10/15/12	10,000	10,765
Hess Corp. 7.300% 8/15/31	50,000	56,974
Hess Corp. 7.875% 10/01/29	30,000	35,945

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kerr-McGee Corp. 6.950% 7/01/24	$20,000	$22,247
Kerr-McGee Corp. 7.875% 9/15/31	125,000	145,206
Occidental Petroleum Corp. 7.000% 11/01/13	150,000	173,752
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	109,356
Petrobras International Finance Co. 5.750% 1/20/20	22,000	22,539
Petrobras International Finance Co. 6.125% 10/06/16	26,000	28,008
SandRidge Energy, Inc. (b) 9.875% 5/15/16	30,000	30,825
Shell International Finance BV 4.375% 3/25/20	50,000	49,569
XTO Energy, Inc. 7.500% 4/15/12	50,000	56,017
		934,093
Oil & Gas Services – 0.2%
Cie Generale de Geophysique-Veritas 7.500% 5/15/15	10,000	10,025
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	60,000	60,000
Complete Production Services, Inc. 8.000% 12/15/16	50,000	49,500
		119,525
Packaging & Containers – 0.0%
Ball Corp. 6.750% 9/15/20	30,000	30,525
Pharmaceuticals – 0.1%
Wyeth 5.950% 4/01/37	110,000	115,168
Pipelines – 0.3%
Kinder Morgan Energy Partners LP 5.000% 12/15/13	30,000	32,162
Kinder Morgan Energy Partners LP 6.750% 3/15/11	40,000	42,027
Southern Natural Gas Co. 8.000% 3/01/32	10,000	11,273
Tennessee Gas Pipeline Co. 7.625% 4/01/37	30,000	33,172
Williams Cos., Inc. Series A 7.500% 1/15/31	67,000	73,618
		192,252
Real Estate – 0.2%
Realogy Corp. 10.500% 4/15/14	150,000	129,375
Real Estate Investment Trusts (REITS) – 0.9%
Franchise Finance Corp. of America 8.750% 10/15/10	610,000	634,871
Ventas Realty LP/Ventas Capital Corp. 6.500% 6/01/16	15,000	15,328
Ventas Realty LP/Ventas Capital Corp. 6.750% 4/01/17	10,000	10,267
		660,466
Retail – 0.4%
CVS Caremark Corp. 6.600% 3/15/19	90,000	100,622
CVS Caremark Corp. (Acquired 2/07/07, Cost $125,678) (b) (e) 9.350% 1/10/23	100,000	97,441
CVS Pass-Through Trust 5.880% 1/10/28	29,563	29,209
CVS Pass-Through Trust 6.036% 12/10/28	34,092	34,083
Wal-Mart Stores, Inc. 6.200% 4/15/38	20,000	21,538
		282,893
Savings & Loans – 0.7%
AAC Group Holding Corp. STEP (b) 10.250% 10/01/12	15,000	14,981
ASIF Global Financing XIX (b) 4.900% 1/17/13	20,000	20,223
El Paso Performance-Linked Trust (b) 7.750% 7/15/11	130,000	134,586
The Goldman Sachs Capital II VRN 5.793% 12/29/49	110,000	93,225
ILFC E-Capital Trust II VRN (b) 6.250% 12/21/65	190,000	146,300
Resona Preferred Global Securities Cayman Ltd. VRN (b) 7.191% 12/29/49	155,000	145,289
		554,604
Telecommunications – 1.2%
America Movil SAB de CV 5.625% 11/15/17	30,000	31,691
AT&T, Inc. 6.550% 2/15/39	30,000	31,537
BellSouth Corp. 4.750% 11/15/12	10,000	10,663
British Telecom PLC STEP 9.125% 12/15/10	80,000	84,482
Cellco Partnership / Verizon Wireless Capital LLC 8.500% 11/15/18	10,000	12,477
Deutsche Telekom International Finance BV 5.750% 3/23/16	75,000	80,625
Intelsat Jackson Holdings SA (b) 8.500% 11/01/19	25,000	26,250
Intelsat Jackson Holdings SA 9.500% 6/15/16	5,000	5,325
Koninklijke KPN NV 8.000% 10/01/10	180,000	186,309
Qwest Communications International, Inc. Series B 7.500% 2/15/14	30,000	30,525
Qwest Corp. 6.875% 9/15/33	10,000	9,650
SBC Communications, Inc. 5.100% 9/15/14	120,000	129,833
Sprint Capital Corp. 8.750% 3/15/32	60,000	55,650
Telecom Italia Capital SA 4.950% 9/30/14	120,000	123,100
Verizon Communications, Inc. 6.100% 4/15/18	50,000	54,694

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Global Funding Corp. 7.375% 9/01/12	$60,000	$67,945
		940,756
Transportation – 0.1%
Gulfmark Offshore, Inc. 7.750% 7/15/14	10,000	9,925
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	25,000	29,562
RailAmerica, Inc. 9.250% 7/01/17	36,000	38,385
		77,872
TOTAL CORPORATE DEBT (Cost $14,518,628)		12,884,461
MUNICIPAL OBLIGATIONS – 0.1%
Trucking & Leasing – 0.1%
Tennessee Valley Authority 5.250% 9/15/39	40,000	39,038
TOTAL MUNICIPAL OBLIGATIONS (Cost $39,553)		39,038
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.8%
Automobile ABS – 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (b) 4.640% 5/20/16	100,000	99,377
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	60,000	61,798
		161,175
Commercial MBS – 1.0%
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A3 5.620% 10/10/14	20,000	20,314
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA 4.680% 7/10/39	290,180	298,625
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA (b) 6.712% 8/15/18	90,000	93,009
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB 4.664% 7/15/30	200,000	205,643
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (b) (e) 1.219% 5/28/40	1,681,169	36,481
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	150,000	128,851
Mutual Fund Fee Trust, Series 2000-3 (c) (f) 9.070% 7/01/08	655,398	6
		782,929
Home Equity ABS – 1.6%
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.046% 10/25/32	287,454	190,005
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN 0.801% 9/25/27	41,657	32,108
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.460% 12/15/35	184,629	57,656
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.486% 12/25/36	710,000	352,944
GSAA Home Equity Trust, Series 2007-5, Class 2A3A FRN 0.566% 5/25/37	560,000	282,068
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN 0.826% 6/25/33	296,792	221,983
Terwin Mortgage Trust, Series 2006-10SL, Class A1 VRN (b) 3.134% 10/25/37	104,781	21,815
UCFC Home Equity Loan, Series 1998-D, Class MF1 6.905% 4/15/30	42,635	34,014
		1,192,593
Student Loans ABS – 1.0%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1 FRN 1.146% 10/25/47	531,319	344,540
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.466% 7/25/30	229,712	165,377
MSDWCC Heloc Trust, Series 2005-1, Class A FRN 0.436% 7/25/17	268,068	140,417
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.886% 8/25/32	3,195	2,137
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	116,040	102,609
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN 0.616% 9/27/32	72,890	47,105
		802,185
WL Collateral CMO – 4.0%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.124% 11/25/34	148,023	124,484

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 FRN 0.746% 2/25/35	$336,285	$236,466
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A3 VRN (b) 5.172% 6/26/35	220,000	180,862
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 3.471% 2/25/36	77,944	50,296
Indymac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B FRN 0.456% 4/25/46	178,024	86,347
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN 5.099% 9/25/35	105,229	84,818
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1 (b) 5.594% 11/25/35	350,555	205,593
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3 (b) 7.000% 8/25/34	190,739	175,261
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.354% 5/25/29	81,552	72,633
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 5.057% 3/25/36	256,989	167,983
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3 VRN 5.911% 6/25/37	296,497	172,418
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (b) 5.500% 5/25/35	216,378	214,084
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (b) 6.000% 5/25/35	94,728	95,159
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (b) 6.000% 5/25/35	427,032	345,075
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2 6.000% 8/25/36	510,000	291,279
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 5.735% 11/25/36	430,000	328,490
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A3 5.891% 8/25/36	210,000	161,602
Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A 7.000% 3/25/34	83,686	81,223
		3,074,073
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,645,485)		6,012,955
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Hellenic Republic Government Bond EUR (d) 6.100% 8/20/15	70,000	94,356
Province of Ontario Canada 4.000% 10/07/19	50,000	48,460
Russia Government International Bond STEP 7.500% 3/31/30	37,600	43,338
United Mexican States 6.750% 9/27/34	27,000	29,565
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $212,895)		215,719
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 8.3%
Pass-Through Securities – 8.3%
Federal Home Loan Mortgage Corp.(g) Pool #1N2654 5.625% 11/23/35	140,000	140,932
Federal National Mortgage Association
Pool #974701 4.500% 4/01/38	262,079	262,928
Pool #AD1593 4.500% 2/01/40	798,494	801,083
Pool #AD1489 5.000% 3/01/40	998,060	1,029,913
Pool #960550 5.500% 1/01/38	1,536,265	1,617,639
Pool #944103 5.837% 7/01/37	415,245	433,429
Pool #595775 6.000% 8/01/31	8,685	9,414
Pool #896048 6.000% 6/01/36	397,354	422,142
Pool #831669 6.000% 7/01/36	309,880	329,114
Pool #955760 6.000% 10/01/37	87,322	92,605
Pool #257534 6.000% 1/01/39	175,561	186,075
Pool #902990 6.500% 11/01/36	14,465	15,619
Federal National Mortgage Association Principal Strip 0.000% 2/01/19	30,000	18,260
Federal National Mortgage Association TBA(h) Pool #54266 6.000% 12/01/35	200,000	212,406
Government National Mortgage Association
Pool #575499 6.000% 1/15/32	46,065	49,936
Pool #579631 6.000% 2/15/32	37,805	40,981
Pool #582351 6.500% 10/15/32	37,274	40,927

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association TBA(h) Pool #23486 6.500% 8/01/33	$500,000	$538,750
Residual Funding Principal Strip 0.010% 10/15/19	180,000	117,291
		6,359,444
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $6,294,608)		6,359,444
U.S. TREASURY OBLIGATIONS – 3.4%
U.S. Treasury Bonds & Notes – 3.4%
U.S. Treasury Bond 4.250% 5/15/39	160,000	148,262
U.S. Treasury Bond 4.375% 11/15/39	190,000	179,684
U.S. Treasury Bond 4.500% 8/15/39	1,050,000	1,014,152
U.S. Treasury Bond 4.625% 2/15/40	70,000	68,994
U.S. Treasury Inflation Index 2.500% 1/15/29	343,111	362,638
U.S. Treasury Note 3.250% 12/31/16	100,000	100,145
U.S. Treasury Note 3.375% 11/15/19	10,000	9,650
U.S. Treasury Note 3.625% 2/15/20	250,000	245,762
U.S. Treasury Note 4.000% 8/15/18	80,000	82,416
United States Treasury Strip Principal 0.000% 2/15/25	640,000	318,051
United States Treasury Strip Principal 0.000% 11/15/27	260,000	111,817
		2,641,571
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,715,456)		2,641,571
TOTAL BONDS & NOTES (Cost $31,426,625)		28,153,188
	Number of Shares
PURCHASED OPTIONS – 0.0%
Options on Futures – 0.0%
Eurodollar Futures	12,500	437
U.S. Treasury Bonds Futures Call	1,000	172
U.S. Treasury Notes 10 Year Future	10,000	1,719
		2,328
TOTAL PURCHASED OPTIONS (Cost $5,864)		2,328
RIGHTS – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG, Expires 4/13/10, Strike 65.00 EUR (a)	1,046	693
TOTAL RIGHTS (Cost $0)		693
WARRANTS – 0.0%
Internet – 0.0%
SemGroup Corp., Expires 11/30/14, Strike 0.00 (a) (f)	81	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $71,681,895)		75,921,780
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (i)	$708,685	708,685
TOTAL SHORT-TERM INVESTMENTS (Cost $708,685)		708,685
TOTAL INVESTMENTS – 99.9% (Cost $72,390,580) (j)		76,630,465
Other Assets/ (Liabilities) – 0.1%		101,824
NET ASSETS – 100.0%		$76,732,289
Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage Backed Security
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $3,104,293 or 4.05% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2010, these securities amounted to a value of $466,606 or 0.61% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Restricted security. (Note 2).
(f)	This security is valued in good faith under procedures established by the Board of Trustees.
(g)	A portion of this security is held as collateral for open financial futures and written option contracts. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Maturity value of $708,685. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $725,685.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 56.1%
COMMON STOCK – 55.1%
Aerospace & Defense – 0.9%
The Boeing Co.	19,950	$1,448,570
L-3 Communications Holdings, Inc.	100	9,163
Lockheed Martin Corp.	10,500	873,810
Northrop Grumman Corp.	9,625	631,111
Raytheon Co.	5,700	325,584
Spirit AeroSystems Holdings, Inc. Class A (a)	34,400	804,272
Thales SA	3,500	140,558
United Technologies Corp.	2,900	213,469
		4,446,537
Agriculture – 0.9%
Altria Group, Inc.	24,100	494,532
British American Tobacco Malaysia	14,700	198,822
British American Tobacco PLC	8,323	287,170
Bunge Ltd.	7,600	468,388
Chaoda Modern Agriculture Holdings Ltd.	900,600	955,301
IOI Corp.	65,400	108,086
KT&G Corp.	8,700	481,375
Lorillard, Inc.	2,800	210,672
Philip Morris International, Inc.	15,100	787,616
Reynolds American, Inc.	300	16,194
SLC Agricola SA	39,700	323,918
		4,332,074
Apparel – 0.0%
Unifi, Inc. (a)	20,800	75,712
Auto Manufacturers – 0.6%
Bayerische Motoren Werke AG	1,800	83,075
Daihatsu Motor Co. Ltd.	18,800	179,800
Denway Motors Ltd.	441,000	234,756
Dongfeng Motor Group Co. Ltd. Class H	33,900	54,821
Fuji Heavy Industries Ltd. (a)	75,500	389,239
Honda Motor Co. Ltd.	16,600	587,038
Suzuki Motor Corp.	47,200	1,039,965
Toyota Motor Corp.	12,200	491,004
		3,059,698
Automotive & Parts – 0.3%
Cheng Shin Rubber Industry Co. Ltd.	45,000	95,739
Denso Corp.	8,300	247,610
Futaba Industrial Co. Ltd. (a)	23,400	203,298
Sumitomo Electric Industries Ltd.	10,100	123,998
Toyota Industries Corp.	25,821	738,487
WABCO Holdings, Inc. (a)	100	2,992
		1,412,124
Banks – 3.8%
Banco Santander Brasil SA (a)	19,600	241,749
Banco Santander Chile Sponsored ADR (Chile)	3,700	252,414
Bank of America Corp.	153,582	2,741,439
The Bank of Kyoto Ltd.	28,800	265,565
Bank of New York Mellon Corp.	51,000	1,574,880
Comerica, Inc.	1,100	41,844
DBS Group Holdings Ltd.	24,000	244,984
DnB NOR ASA (a)	4,400	50,158
HSBC Holdings PLC	31,200	317,140
HSBC Holdings PLC	119,300	1,210,097
Intesa Sanpaolo (a)	47,700	177,738
Lloyds Banking Group PLC (a)	495,000	472,129
Mitsubishi UFJ Financial Group, Inc.	115,000	600,684
Northern Trust Corp.	19,200	1,060,992
Oversea-Chinese Banking Corp. Ltd.	102,900	639,610
Sberbank of Russian Federation	341,500	999,403
Siam Commercial Bank PCL	163,600	465,685
Standard Chartered PLC	11,100	302,635
State Bank of India	12,200	564,114
State Street Corp.	15,900	717,726
Sumitomo Mitsui Financial Group, Inc.	7,800	256,837
Turkiye Garanti Bankasi AS	112,500	527,055
U.S. Bancorp	42,100	1,089,548
United Overseas Bank Ltd.	13,000	178,302
Wells Fargo & Co.	98,300	3,059,096
		18,051,824
Beverages – 0.8%
China Huiyuan Juice Group Ltd.	69,000	49,242
Coca-Cola Central Japan Co. Ltd.	7,500	91,795
The Coca-Cola Co.	7,200	396,000
Coca-Cola West Co. Ltd.	23,700	388,022
Constellation Brands, Inc. Class A (a)	5,200	85,488
Diageo PLC Sponsored ADR (United Kingdom)	17,400	1,173,630
Dr. Pepper Snapple Group, Inc.	5,100	179,367
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	3,500	166,355
Fraser and Neave Ltd.	113,700	388,415
Hokkaido Coca-Cola Bottling Co. Ltd.	6,700	32,268
Kirin Holdings Co. Ltd.	43,200	635,907
Mikuni Coca-Cola Bottling Co. Ltd.	18,100	143,225
Molson Coors Brewing Co. Class B	800	33,648
		3,763,362
Biotechnology – 0.5%
Amgen, Inc. (a)	11,900	711,144
Biogen Idec, Inc. (a)	700	40,152
CSL Ltd.	16,121	537,998
Daikin Industries Ltd.	1,800	73,764
Genzyme Corp. (a)	12,400	642,692
Life Technologies Corp. (a)	5,800	303,166
		2,308,916
Building Materials – 0.1%
Rinnai Corp.	3,600	189,284
Taiwan Cement Corp.	316,000	297,842
		487,126
Chemicals – 1.7%
Agrium, Inc.	4,700	331,961

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bayer AG Sponsored ADR (Germany)	200	$13,530
CF Industries Holdings, Inc.	2,900	264,422
China BlueChemical Ltd.	235,600	153,110
The Dow Chemical Co.	27,500	813,175
Eastman Chemical Co.	600	38,208
E.I. du Ponte de Nemours & Co.	19,100	711,284
FMC Corp.	19,800	1,198,692
Hitachi Chemical Co. Ltd.	16,900	365,640
The Lubrizol Corp.	500	45,860
Potash Corporation of Saskatchewan, Inc.	2,200	262,570
PPG Industries, Inc.	600	39,240
Praxair, Inc.	2,100	174,300
PTT Chemical PCL	6,000	17,628
Samsung Fine Chemicals Co. Ltd.	6,200	278,182
Shin-Etsu Chemical Co. Ltd.	23,100	1,343,661
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	5,500	205,645
Sumitomo Chemical Co. Ltd.	311,400	1,524,394
Ube Industries Ltd.	117,800	302,382
Uralkali GDR (Russia) (a)	1,100	23,089
		8,106,973
Coal – 0.7%
Alliance Resource Partners LP	5,100	213,741
Bumi Resources Tbk PT	1,213,400	299,625
China Shenhua Energy Co. Ltd.	174,100	746,785
CONSOL Energy, Inc.	38,600	1,646,676
Kuzbassrazrezugol (a)	632,300	282,954
Yanzhou Coal Mining Co. Ltd. Class H	4	10
		3,189,791
Commercial Services – 0.3%
Donnelley (R.R.) & Sons Co.	1,500	32,025
H&R Block, Inc.	1,600	28,480
Hewitt Associates, Inc. Class A (a)	900	35,802
HSBC Holdings PLC Sponsored ADR (United Kingdom)	6,200	314,278
Jiangsu Expressway Co. Ltd.	42,500	39,856
Manpower, Inc.	100	5,712
McKesson Corp.	6,200	407,464
PLUS Expressways	409,181	424,024
Total System Services, Inc.	3,200	50,112
Xiamen International Port Co. Ltd.	470,700	87,928
		1,425,681
Computers – 1.5%
Accenture PLC Class A	800	33,560
Asustek Computer	98,000	170,498
Cognizant Technology Solutions Corp. Class A (a)	2,800	142,744
Compal Electronics, Inc.	69,000	90,216
Computer Sciences Corp. (a)	2,500	136,225
Dell, Inc. (a)	31,300	469,813
EMC Corp. (a)	32,300	582,692
Fujitsu	17,400	113,566
Hewlett-Packard Co.	24,300	1,291,545
HTC Corp.	44,000	513,647
International Business Machines Corp.	21,000	2,693,250
Lexmark International, Inc. Class A (a)	10,400	375,232
SanDisk Corp. (a)	1,200	41,556
Seagate Technology (a)	1,900	34,694
TDK Corp.	4,500	299,876
Teradata Corp. (a)	2,200	63,558
Western Digital Corp. (a)	3,600	140,364
		7,193,036
Cosmetics & Personal Care – 0.6%
Colgate-Palmolive Co.	8,400	716,184
The Procter & Gamble Co.	32,600	2,062,602
		2,778,786
Distribution & Wholesale – 0.6%
Mitsubishi Corp.	68,600	1,800,750
Mitsui & Co. Ltd.	74,000	1,243,660
		3,044,410
Diversified Financial – 1.6%
Citigroup, Inc. (a)	355,500	1,439,775
Credit Suisse Group Sponsored ADR (Switzerland)	1,000	51,380
Credit Suisse Group	7,100	365,576
The Goldman Sachs Group, Inc.	5,200	887,276
Guinness Peat Group	416,700	251,412
Housing Development Finance Corp. Ltd.	4,300	260,225
JPMorgan Chase & Co.	73,300	3,280,175
Morgan Stanley	15,200	445,208
Nomura Holdings, Inc.	51,900	381,040
Rhj International (b)	11,800	102,460
UBS AG (a)	22,900	372,312
		7,836,839
Electric – 0.9%
Adani Power Ltd. (a)	120,800	312,293
The AES Corp. (a)	2,100	23,100
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	7,200	119,808
CMS Energy Corp.	9,000	139,140
DTE Energy Co.	800	35,680
Entergy Corp.	6,000	488,100
Exelon Corp.	8,300	363,623
First Gen Corp. (a)	24,253	5,892
Fortum OYJ	5,800	142,153
FPL Group, Inc.	14,400	695,952
NRG Energy, Inc. (a)	5,600	117,040
PPL Corp.	7,900	218,909
RusHydro (a)	837,700	43,901
RusHydro Sponsored ADR (Russia) (a)	253,200	1,336,896
The Southern Co.	3,100	102,796
Tenaga Nasional	120,200	295,302
		4,440,585
Electrical Components & Equipment – 0.3%
Bharat Heavy Electricals Ltd.	12,600	667,852
Delta Electronics, Inc.	162,000	512,385
LS Corp.	3,900	340,317
		1,520,554
Electronics – 0.8%
Amphenol Corp. Class A	1,700	71,723
Fanuc Ltd.	2,600	276,291
Garmin Ltd.	1,100	42,328
Hana Microelectronics PCL	139,100	93,350
Hon Hai Precision Industry Co. Ltd.	69,000	298,494

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hoya Corp.	28,800	$789,610
Koninklijke Philips Electronics NV Sponsored ADR (Netherlands)	2,000	64,040
Koninklijke Philips Electronics NV	7,400	237,902
LG Display Co. Ltd.	8,100	286,108
Mettler-Toledo, Inc. (a)	1,700	185,640
Murata Manufacturing Co. Ltd.	8,600	489,111
NGK Insulators Ltd.	10,300	210,422
PerkinElmer, Inc.	7,200	172,080
Tyco Electronics Ltd.	4,400	120,912
Waters Corp. (a)	6,200	418,748
		3,756,759
Energy — Alternate Sources – 0.0%
Iberdrola Renovables SA	17,100	71,168
Engineering & Construction – 0.6%
Fluor Corp.	400	18,604
JGC Corp.	31,300	559,291
KBR, Inc.	10,000	221,600
Kinden Corp.	24,500	214,882
Larsen & Toubro Ltd.	8,900	323,527
McDermott International, Inc. (a)	36,600	985,272
Okumura Corp.	78,500	274,897
Toda Corp.	69,900	251,301
URS Corp. (a)	700	34,727
		2,884,101
Entertainment – 0.2%
International Game Technology	22,700	418,815
Paradise Co. Ltd.	25,400	71,225
Toho Co. Ltd	19,500	314,489
		804,529
Equity Fund – 0.0%
Telecom HOLDRs Trust	2,300	55,752
Foods – 1.1%
BIM Birlesik Magazalar AS	6,400	332,778
ConAgra Foods, Inc.	7,400	185,518
Cosan Ltd. Class A (a)	38,500	363,055
General Mills, Inc.	5,000	353,950
H.J. Heinz Co.	5,100	232,611
Kraft Foods, Inc. Class A	38,100	1,152,144
Nestle SA	24,782	1,269,685
Ralcorp Holdings, Inc. (a)	1,100	74,558
Safeway, Inc.	1,500	37,290
Sara Lee Corp.	56,000	780,080
SUPERVALU, Inc.	2,600	43,368
Unilever NV NY Shares	3,500	105,560
Unilever PLC	7,900	231,837
Unilever PLC Sponsored ADR (United Kingdom)	5,500	161,040
		5,323,474
Forest Products & Paper – 0.2%
International Paper Co.	6,800	167,348
MeadWestvaco Corp.	1,400	35,770
Sino-Forest Corp. (a)	33,000	646,581
		849,699
Gas – 0.5%
Beijing Enterprises Holdings Ltd.	240,000	1,669,559
Tokyo Gas Co. Ltd.	147,100	648,951
		2,318,510
Health Care — Products – 1.5%
Baxter International, Inc.	3,900	226,980
Boston Scientific Corp. (a)	34,900	251,978
CareFusion Corp. (a)	1,400	37,002
Cie Generale d'Optique Essilor International SA	11,915	761,173
Covidien PLC	8,000	402,240
Hologic, Inc. (a)	51,800	960,372
Johnson & Johnson	47,100	3,070,920
Medtronic, Inc.	30,600	1,377,918
Stryker Corp.	700	40,054
Terumo Corp.	3,400	180,959
		7,309,596
Health Care — Services – 1.2%
Aetna, Inc.	26,300	923,393
CIGNA Corp.	11,400	417,012
DaVita, Inc. (a)	6,900	437,460
HealthSouth Corp. (a)	10,500	196,350
Humana, Inc. (a)	9,900	463,023
Parkway Holdings Ltd. (a)	179,300	429,990
Thermo Fisher Scientific, Inc. (a)	9,900	509,256
UnitedHealth Group, Inc. (a)	30,300	989,901
WellPoint, Inc. (a)	20,600	1,326,228
		5,692,613
Holding Company — Diversified – 0.5%
Hutchison Whampoa Ltd.	52,600	384,061
Keppel Corp Ltd.	94,500	615,200
LG Corp.	4,100	257,383
Noble Group Ltd.	66,100	144,167
Shanghai Industrial Holdings Ltd.	17,600	80,515
Tianjin Development Holdings	1,011,300	597,453
Wharf Holdings Ltd.	67,400	382,048
		2,460,827
Home Builders – 0.3%
Daiwa House Industry Co. Ltd.	28,500	322,033
MRV Engenharia e Participacoes SA	45,000	313,375
Sekisui House Ltd.	73,600	733,521
		1,368,929
Home Furnishing – 0.0%
Sony Corp. Sponsored ADR (Japan)	900	34,488
Whirlpool Corp.	400	34,900
		69,388
Household Products – 0.3%
Hindustan Unilever Ltd.	25,100	133,103
Hypermarcas SA (a)	85,600	1,044,752
Kimberly-Clark Corp.	500	31,440
		1,209,295
Insurance – 2.9%
ACE Ltd.	25,900	1,354,570
Aioi Insurance Co. Ltd. (c)	186,800	964,000
Allianz SE	1,400	175,851
Allstate Corp.	6,300	203,553
Arch Capital Group Ltd. (a)	3,900	297,375
Assicurazioni Generali SpA	3,400	81,660
AXA SA Sponsored ADR (France)	400	8,816
AXA SA	7,600	169,096
Axis Capital Holdings Ltd.	300	9,378
China Life Insurance Co. Ltd.	80,100	384,771
China Life Insurance Co. Ltd. Sponsored ADR (China)	5,800	417,832

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Pacific Insurance Group Co. Ltd. (a)	36,700	$162,693
The Chubb Corp.	10,100	523,685
CNA Financial Corp. (a)	200	5,344
Endurance Specialty Holdings Ltd.	11,500	427,225
Everest Re Group Ltd.	2,200	178,046
Fidelity National Financial, Inc. Class A	47,800	708,396
The Hartford Financial Services Group, Inc.	6,100	173,362
Korean Reinsurance Co. (a)	4,284	37,834
Meritz Fire & Marine Insurance Co. Ltd. (a)	4,300	28,015
MetLife, Inc.	8,200	355,388
Millea Holdings, Inc.	56,000	1,579,028
Mitsui Sumitomo Insurance Group Holdings, Inc.	17,100	473,581
Nipponkoa Insurance Co. Ltd. (c)	117,700	739,721
PartnerRe Ltd.	2,300	183,356
Ping An Insurance Group Co. of China Ltd.	24,900	213,549
Platinum Underwriters Holdings Ltd.	4,700	174,276
Principal Financial Group, Inc.	5,800	169,418
The Progressive Corp.	13,500	257,715
Prudential PLC	9,700	80,534
RenaissanceRe Holdings Ltd.	4,800	272,448
Sony Financial Holdings, Inc.	30	98,523
Transatlantic Holdings, Inc.	2,700	142,560
The Travelers Cos., Inc.	19,000	1,024,860
Unum Group	1,700	42,109
Validus Holdings Ltd.	7,200	198,216
XL Capital Ltd. Class A	69,600	1,315,440
Zurich Financial Services AG	1,519	390,366
		14,022,590
Internet – 0.5%
AOL, Inc. (a)	681	17,216
Check Point Software Technologies Ltd. (a)	1,100	38,566
eBay, Inc. (a)	14,100	379,995
Google, Inc. Class A (a)	3,200	1,814,432
Liberty Media Holding Corp. Interactive Class A (a)	600	9,186
Sohu.com, Inc. (a)	1,600	87,360
VeriSign, Inc. (a)	1,400	36,414
		2,383,169
Investment Companies – 0.1%
Cheung Kong Infrastructure Holdings Ltd.	58,500	225,094
RHJ International (a)	52,900	459,094
		684,188
Iron & Steel – 0.2%
POSCO	600	280,638
POSCO ADR (Republic of Korea)	2,800	327,628
Shougang Concord International Enterprises Co. Ltd.	542,200	114,177
		722,443
Lodging – 0.0%
Genting Malaysia	65,300	57,366
Machinery — Construction & Mining – 0.0%
Tadano Ltd.	7,900	42,818
Machinery — Diversified – 0.2%
Eaton Corp.	600	45,462
Kubota Corp.	102,200	932,704
		978,166
Manufacturing – 1.0%
3M Co.	9,700	810,629
Cheil Industries, Inc.	3,900	220,331
General Electric Co.	176,700	3,215,940
ITT Corp.	600	32,166
Pall Corp.	2,500	101,225
Parker Hannifin Corp.	600	38,844
Tyco International Ltd.	4,300	164,475
		4,583,610
Media – 0.9%
Cablevision Systems Corp. Class A	1,500	36,210
Comcast Corp. Class A	78,900	1,484,898
Discovery Communications, Inc., Series A (a)	400	13,516
Discovery Communications, Inc., Series C (a)	400	11,764
DISH Network Corp. Class A	7,800	162,396
The McGraw-Hill Cos., Inc.	700	24,955
News Corp. Class A	27,700	399,157
Rogers Communications, Inc. Class B	10,900	372,017
Singapore Press Holdings Ltd.	63,700	173,717
Thomson Reuters Corp.	600	21,780
Time Warner Cable, Inc.	1,900	101,289
Time Warner, Inc.	7,400	231,398
Viacom, Inc. Class B (a)	29,200	1,003,896
		4,036,993
Metal Fabricate & Hardware – 0.1%
Catcher Technology Co. Ltd.	30,000	73,626
Precision Castparts Corp.	3,700	468,827
		542,453
Mining – 3.4%
Alamos Gold, Inc. (a)	32,600	435,565
Anglo American PLC (a)	10,800	472,008
Anglo Platinum Ltd. (a)	1,104	111,499
Antofagasta PLC	12,000	189,743
Barrick Gold Corp.	38,100	1,460,754
BHP Billiton Ltd.	43,518	1,744,236
Eldorado Gold Corp. (a)	58,800	713,832
Freeport-McMoRan Copper & Gold, Inc.	8,400	701,736
Gold Fields Ltd. Sponsored ADR (South Africa)	7,300	92,126
Goldcorp, Inc.	44,700	1,663,734
Golden Star Resources Ltd. (a)	19,500	74,686
IAMGOLD Corp.	86,282	1,140,648
IAMGOLD Corp.	23,783	316,123
Impala Platinum Holdings Ltd.	4,000	116,627
Katanga Mining Ltd. (a)	65,000	49,279
Kinross Gold Corp.	22,653	387,140
Kinross Gold Corp.	82,844	1,416,827
MMC Norilsk Nickel Sponsored ADR (Russia) (a)	37,000	682,595
New Gold, Inc. (a)	4,500	19,362
Newcrest Mining Ltd.	8,730	262,769
Newmont Mining Corp.	30,900	1,573,737

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polyus Gold Co. Sponsored ADR (Russia)	35,700	$920,026
Rio Tinto Ltd.	3,722	266,499
Silver Wheaton Corp. (a)	16,300	255,584
Yamana Gold, Inc.	123,835	1,225,365
		16,292,500
Office Equipment/Supplies – 0.3%
Canon, Inc.	19,400	897,708
Pitney Bowes, Inc.	1,600	39,120
Xerox Corp.	67,500	658,125
		1,594,953
Oil & Gas – 5.9%
Anadarko Petroleum Corp.	12,000	873,960
Apache Corp.	7,100	720,650
BP PLC	68,998	653,735
BP PLC Sponsored ADR (United Kingdom)	17,100	975,897
Canadian Natural Resources Ltd.	8,200	607,128
Cenovus Energy, Inc.	500	13,105
Chesapeake Energy Corp.	9,600	226,944
Chevron Corp.	35,100	2,661,633
ConocoPhillips	25,400	1,299,718
Daylight Resources Trust	43,200	447,461
Devon Energy Corp.	10,100	650,743
EnCana Corp.	500	15,515
ENSCO PLC Sponsored ADR (United Kingdom)	800	35,824
EXCO Resources, Inc.	26,200	481,556
Exxon Mobil Corp.	80,600	5,398,588
Hess Corp.	8,200	512,910
KazMunaiGas Exploration Production GDR (Kazakhstan)	43,900	1,083,013
Marathon Oil Corp.	25,300	800,492
Murphy Oil Corp.	3,300	185,427
Nabors Industries Ltd. (a)	3,900	76,557
Noble Corp. (a)	900	37,638
Occidental Petroleum Corp.	11,500	972,210
Petroleo Brasileiro SA Sponsored ADR (Brazil)	107,600	4,259,884
Petroleo Brasileiro SA Sponsored ADR (Brazil)	9,200	409,308
Pride International, Inc. (a)	1,000	30,110
PTT PCL	42,200	342,110
Reliance Industries Ltd.	32,000	766,238
Rosneft Oil Co. GDR (Russia)	26,000	206,616
Royal Dutch Shell PLC ADR (United Kingdom)	1,904	110,166
Sasol Ltd.	2,000	82,519
Statoil ASA	18,300	425,615
Suncor Energy, Inc.	9,000	292,690
Surgutneftegaz Sponsored ADR (Russia)	18,500	183,568
Talisman Energy, Inc.	2,900	49,597
Total SA	12,100	703,678
Tupras Turkiye Petrol Rafine	12,300	279,862
Valero Energy Corp.	12,600	248,220
Woodside Petroleum Ltd.	12,432	533,552
XTO Energy, Inc.	9,700	457,646
		28,112,083
Oil & Gas Services – 0.8%
Complete Production Services, Inc. (a)	16,300	188,265
Global Industries Ltd. (a)	63,000	404,460
Halliburton Co.	16,200	488,106
National Oilwell Varco, Inc.	17,800	722,324
Schlumberger Ltd.	15,400	977,284
Smith International, Inc.	2,600	111,332
Transocean Ltd. (a)	5,900	509,642
Weatherford International Ltd. (a)	14,200	225,212
		3,626,625
Packaging & Containers – 0.0%
Crown Holdings, Inc. (a)	7,800	210,288
Pharmaceuticals – 3.7%
Abbott Laboratories (d)	24,800	1,306,464
AmerisourceBergen Corp.	8,400	242,928
Astellas Pharma, Inc.	7,700	279,140
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,200	53,664
Bayer AG	4,500	304,870
Bristol-Myers Squibb Co.	149,650	3,995,655
Cardinal Health, Inc.	1,100	39,633
Cephalon, Inc. (a)	500	33,890
Eli Lilly & Co.	8,900	322,358
Endo Pharmaceuticals Holdings, Inc. (a)	2,400	56,856
Forest Laboratories, Inc. (a)	3,500	109,760
Gilead Sciences, Inc. (a)	12,400	563,952
Hospira, Inc. (a)	700	39,655
King Pharmaceuticals, Inc. (a)	3,600	42,336
Kyowa Hakko Kirin Co. Ltd.	26,800	276,686
Mead Johnson Nutrition Co. Class A	16,296	847,881
Medco Health Solutions, Inc. (a)	11,100	716,616
Merck & Co., Inc.	57,400	2,143,890
Mitsubishi Tanabe Pharma Corp.	13,100	184,980
Mylan, Inc. (a)	15,600	354,276
Novartis AG	9,200	497,932
Perrigo Co.	8,400	493,248
Pfizer, Inc.	149,400	2,562,210
PharMerica Corp. (a)	200	3,644
Roche Holding AG	2,800	455,025
Sanofi-Aventis	2,800	209,332
Sanofi-Aventis ADR (France)	400	14,944
Shionogi & Co. Ltd.	15,300	291,071
Shire PLC Sponsored ADR (United Kingdom)	400	26,384
Sinopharm Group Co. (a)	47,600	213,499
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	14,525	916,237
Warner Chilcott PLC Class A (a)	1,300	33,215
Watson Pharmaceuticals, Inc. (a)	900	37,593
		17,669,824

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines – 0.2%
El Paso Corp.	87,487	$948,359
Real Estate – 0.4%
AFI Development PLC GDR (Cyprus) (a)	37,000	83,651
Capitaland Ltd.	14,300	40,495
Cheung Kong Holdings	30,300	389,685
Cyrela Brazil Realty SA	48,900	577,893
NTT Urban Development Corp.	100	84,298
The St. Joe Co. (a)	15,200	491,720
		1,667,742
Real Estate Investment Trusts (REITS) – 0.2%
The Link REIT	306,600	752,689
Parkway Life REIT	5,800	5,645
		758,334
Retail – 0.9%
Advance Auto Parts, Inc.	900	37,728
CVS Caremark Corp.	16,800	614,208
Darden Restaurants, Inc.	800	35,632
Family Dollar Stores, Inc.	600	21,966
The Gap, Inc.	1,100	25,421
Hanesbrands, Inc. (a)	700	19,474
Limited Brands, Inc.	1,400	34,468
McDonald's Corp.	8,000	533,760
Polo Ralph Lauren Corp.	400	34,016
Ports Design Ltd.	1,200	3,015
Ross Stores, Inc.	800	42,776
Sears Holdings Corp. (a)	400	43,372
Seven & I Holdings Co. Ltd.	33,700	815,356
Shimachu Co. Ltd.	4,000	85,413
Target Corp.	800	42,080
The TJX Cos., Inc.	800	34,016
Wal-Mart Stores, Inc.	35,200	1,957,120
Zhongsheng Group Holdings Ltd. (a)	72,400	107,227
		4,487,048
Semiconductors – 0.9%
Advanced Micro Devices, Inc. (a)	29,500	273,465
Analog Devices, Inc.	2,900	83,578
Broadcom Corp. Class A	5,500	182,490
Intel Corp.	44,700	995,022
LSI Corp. (a)	2,800	17,136
MediaTek, Inc.	14,000	242,720
MEMC Electronic Materials, Inc. (a)	2,100	32,193
National Semiconductor Corp.	2,500	36,125
Rohm Co. Ltd.	5,300	396,213
Samsung Electronics Co. Ltd.	1,100	795,605
Taiwan Semiconductor Manufacturing Co. Ltd.	267,000	515,272
Texas Instruments, Inc.	20,600	504,082
Xilinx, Inc.	1,500	38,250
		4,112,151
Shipbuilding – 0.0%
SembCorp Marine Ltd.	60,100	179,707
Software – 1.5%
BMC Software, Inc. (a)	1,800	68,400
CA, Inc.	40,500	950,535
Electronic Arts, Inc. (a)	22,600	421,716
Fidelity National Information Services, Inc.	3,000	70,320
Intuit, Inc. (a)	1,100	37,774
Microsoft Corp. (d)	134,900	3,948,523
Novell, Inc. (a)	6,900	41,331
Oracle Corp.	63,800	1,639,022
		7,177,621
Telecommunications – 6.1%
3Com Corp. (a)	96,300	740,547
Amdocs Ltd. (a)	1,300	39,143
America Movil SAB de C.V. Sponsored ADR (Mexico)	14,900	750,066
AT&T, Inc. (d)	119,200	3,080,128
Axiata Group (a)	109,600	129,156
BCE, Inc.	1,300	38,155
CenturyTel, Inc.	2,400	85,104
China Communications Services Corp. Ltd.	4,800	2,419
China Mobile Ltd.	76,700	736,470
China Telecom Corp. Ltd. Class H	409,300	201,621
China Unicom Ltd.	91,800	102,608
Chunghwa Telecom Co. Ltd.	133,636	261,352
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	30,090	584,649
Cisco Systems, Inc. (a)	68,600	1,785,658
Comverse Technology, Inc. (a)	32,800	272,240
Corning, Inc.	88,900	1,796,669
Extreme Networks (a)	900	2,763
Far EasTone Telecommunications Co. Ltd.	180,000	215,327
France Telecom SA	28,087	673,583
General Communication, Inc. Class A (a)	8,400	48,468
Global Village Telecom Holding SA (a)	9,000	291,153
Harris Corp.	1,300	61,737
JDS Uniphase Corp. (a)	4,000	50,120
KDDI Corp.	210	1,087,738
Koninklijke KPN NV	17,144	272,199
KT Corp. Sponsored ADR (Republic of Korea) (a)	27,600	572,976
Millicom International Cellular SA	500	44,575
MobileOne Ltd.	140,300	208,661
Motorola, Inc. (a)	58,200	408,564
NII Holdings, Inc. (a)	1,100	45,826
Nippon Telegraph & Telephone Corp.	12,700	535,316
NTT DoCoMo, Inc.	1,000	1,522,274
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	4,200	223,776
Polycom, Inc. (a)	22,300	681,934
Qualcomm, Inc.	42,200	1,771,978
Qwest Communications International, Inc.	113,600	592,992
Singapore Telecommunications Ltd.	296,200	672,804
SK Telecom Co. Ltd.	3,230	496,546
Sprint Nextel Corp. (a)	44,600	169,480
Telecom Egypt	135,800	420,153
Telefonica SA	16,290	386,019
Telefonica SA Sponsored ADR (Spain)	2,400	170,640
Telekom Austria AG	8,800	123,247
Telekom Malaysia	76,000	80,159
Telekomunikasi Indonesia Tbk PT	485,400	431,898
Tellabs, Inc.	3,300	24,981
Telstra Corp. Ltd.	93,016	254,729
TELUS Corp.	4,300	160,035

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Turk Telekomunikasyon AS	78,000	$261,666
Turkcell Iletisim Hizmetleri AS	33,600	203,513
Verizon Communications, Inc.	81,300	2,521,926
Vimpel-Communications Sponsored ADR (Russia)	27,400	504,434
Vivo Participacoes SA Sponsored ADR (Brazil)	32,700	886,497
Vodafone Group PLC	290,200	671,799
Vodafone Group PLC Sponsored ADR (United Kingdom)	19,400	451,826
Windstream Corp.	6,600	71,874
		28,882,171
Textiles – 0.0%
Kuraray Co. Ltd.	13,400	179,799
Toys, Games & Hobbies – 0.2%
Mattel, Inc.	18,300	416,142
Nintendo Co. Ltd.	1,000	334,250
		750,392
Transportation – 1.4%
American Commercial Lines, Inc. (a)	9,100	228,410
Canadian Pacific Railway Ltd.	7,562	425,287
Canadian Pacific Railway Ltd.	8,112	457,176
China South Locomotive and Rolling Stock Corp.	123,700	96,218
Container Corp. of India Ltd.	3,900	113,125
East Japan Railway	14,016	975,180
Guangshen Railway Co. Ltd.	497,800	199,576
Mitsui O.S.K. Lines Ltd.	40,200	287,552
Novorossiysk Commercial Sea Port GDR (Russia)	65,600	899,049
Ryder System, Inc.	600	23,256
Tianjin Port Development Holdings Ltd. (a)	1,612,500	485,075
Union Pacific Corp.	24,100	1,766,530
Viterra, Inc. (a)	13,000	122,749
West Japan Railway Co.	100	344,139
		6,423,322
Water – 0.0%
American Water Works Co., Inc.	5,300	115,328
TOTAL COMMON STOCK (Cost $256,653,436)		262,890,711
CONVERTIBLE PREFERRED STOCK – 0.3%
Agriculture – 0.0%
Bunge Ltd. 4.875%	1,100	97,625
Insurance – 0.0%
XL Capital Ltd. 10.750%	3,400	97,954
Pharmaceuticals – 0.1%
Mylan, Inc. 6.500%	300	408,000
Pipelines – 0.2%
El Paso Corp. 4.990% (b)	100	98,000
El Paso Corp. 4.990%	618	605,640
		703,640
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,176,579)		1,307,219
PREFERRED STOCK – 0.7%
Auto Manufacturers – 0.1%
Volkswagen AG (a)	1,000	91,875
Volkswagen AG 4.252%	3,100	284,839
		376,714
Banks – 0.1%
Itau Unibanco Holding SA 2.335%	22,600	494,599
Foods – 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.802%	24,324	809,003
Iron & Steel – 0.0%
Usinas Siderurgicas de Minas Gerais SA Class A 1.760%	5,300	181,182
Media – 0.1%
NET Servicos de Comunicacao SA (a)	20,900	273,264
Mining – 0.2%
Vale SA 2.106%	30,800	856,396
Transportation – 0.0%
All America Latina Logistica SA 0.446%	26,000	237,816
TOTAL PREFERRED STOCK (Cost $3,164,712)		3,228,974
TOTAL EQUITIES (Cost $260,994,727)		267,426,904
	Principal Amount
BONDS & NOTES – 30.7%
CORPORATE DEBT – 14.1%
Advertising – 0.1%
Omnicom Group, Inc., Convertible 0.000% 7/31/32	$278,000	276,610
Omnicom Group, Inc., Convertible 0.000% 7/01/38	205,000	202,950
		479,560
Agriculture – 0.1%
Archer-Daniels-Midland Co., Convertible 0.875% 2/15/14	119,000	117,959
Wilmar International Ltd., Convertible 0.000% 12/18/12	400,000	539,977
		657,936
Auto Manufacturers – 0.1%
Suzuki Motor Corp., Convertible JPY (e) 0.000% 3/29/13	45,000,000	496,629

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automotive & Parts – 0.0%
Compagnie Generale des Etablissements Michelin, Convertible EUR (e) 0.000% 1/01/17	$120,000	$178,039
Banks – 1.0%
Banco Santander Brasil 4.500% 4/06/15	170,000	169,609
The Bank of Kyoto Ltd., Convertible JPY (e) 0.000% 3/31/14	6,000,000	65,748
BES Investimento do Brasil SA (b) 5.625% 3/25/15	102,000	101,224
DBS Capital Funding Corp. VRN 7.657% 3/31/49	35,000	36,045
Export-Import Bank of Korea 4.125% 9/09/15	900,000	902,799
Korea Development Bank 4.375% 8/10/15	919,000	932,740
Kreditanstalt fuer Wiederaufbau, Convertible EUR (e) 3.250% 6/27/13	1,100,000	1,585,491
Lloyds TSB Bank PLC VRN GBP (e) 13.000% 1/29/49	465,000	804,824
The Mie Bank Ltd., Convertible JPY (e) 1.000% 10/31/11	5,000,000	52,908
		4,651,388
Beverages – 0.0%
Central European Distribution Corp., Convertible 3.000% 3/15/13	62,000	55,413
Biotechnology – 0.4%
Amgen, Inc., Convertible 0.375% 2/01/13	1,556,000	1,577,395
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	253,000	225,486
Cell Genesys, Inc., Convertible (c) 3.125% 5/01/13	13,000	6,256
		1,809,137
Coal – 0.2%
Consol Energy, Inc. (b) 8.000% 4/01/17	625,000	642,187
Gujarat NRE Coke Ltd., Convertible 0.000% 4/12/11	100,000	182,000
		824,187
Computers – 0.2%
SanDisk Corp., Convertible 1.000% 5/15/13	1,292,000	1,115,965
Diversified Financial – 0.7%
Housing Development Finance Corp., Convertible 0.000% 9/27/10	300,000	564,000
IOI Corp. Bhd, Convertible 0.000% 1/15/13	640,000	645,245
Magyar Nemzeti Vagyonkezel Zrt, Series E, Convertible EUR (e) 4.400% 9/25/14	200,000	293,222
TNK-BP Finance SA (b) 6.625% 3/20/17	800,000	822,000
TNK-BP Finance SA (b) 7.500% 7/18/16	200,000	217,500
TNK-BP Finance SA (b) 7.875% 3/13/18	950,000	1,041,437
		3,583,404
Electric – 0.3%
The AES Corp. GBP (e) 8.375% 3/01/11	44,000	68,473
Korea Electric Power Corp. STEP 0.000% 4/01/16	409,000	259,715
Korea Electric Power Corp. 5.125% 4/23/34	508,000	529,398
YTL Power Finance Cayman Ltd., Convertible 0.000% 5/09/10	500,000	668,438
		1,526,024
Electrical Components & Equipment – 0.3%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	325,000	339,210
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	525,390
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	421,558
		1,286,158
Engineering & Construction – 0.1%
Jaiprakash Associates Ltd., Convertible 0.000% 9/12/12	100,000	126,000
Punj Lloyd Ltd., Convertible 0.000% 4/08/11	212,000	242,740
		368,740
Foods – 0.5%
Kraft Foods, Inc. 2.625% 5/08/13	537,000	541,037
Kraft Foods, Inc. 4.125% 2/09/16	963,000	975,815
Olam International Ltd., Convertible 6.000% 10/15/16	400,000	446,933
Pine Agritech Ltd., Convertible CNY (e) 0.000% 7/27/12	5,400,000	537,951
		2,501,736
Forest Products & Paper – 0.2%
Sino Forest Corp., Convertible 5.000% 8/01/13	47,000	57,072
Sino-Forest Corp. (b) 10.250% 7/28/14	41,000	45,408
Sino-Forest Corp., (Acquired 12/02/19, Cost $1,082,093), Convertible (b) (f) 5.000% 8/01/13	918,000	1,108,485
		1,210,965
Health Care — Products – 0.7%
Hologic, Inc., Convertible STEP 2.000% 12/15/37	2,033,000	1,819,535

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinetic Concepts, Inc., Convertible (b) 3.250% 4/15/15	$110,000	$123,750
Medtronic, Inc., Convertible 1.500% 4/15/11	104,000	105,690
Medtronic, Inc., Convertible 1.625% 4/15/13	1,013,000	1,071,247
SonoSite, Inc., Convertible 3.750% 7/15/14	164,000	173,225
		3,293,447
Health Care — Services – 0.1%
LifePoint Hospitals, Inc., Convertible 3.250% 8/15/25	349,000	339,839
LifePoint Hospitals, Inc., Convertible 3.500% 5/15/14	78,000	77,805
Tenet Healthcare Corp. 9.250% 2/01/15	130,000	136,337
		553,981
Holding Company — Diversified – 0.5%
Hutchison Whampoa International Ltd. 4.625% 9/11/15	565,000	581,560
Hutchison Whampoa International Ltd. (b) 4.625% 9/11/15	365,000	375,130
Hutchison Whampoa International Ltd. 6.250% 1/24/14	165,000	180,755
Hutchison Whampoa International Ltd. (b) 7.625% 4/09/19	386,000	450,137
REI Agro Ltd., Convertible (b) 5.500% 11/13/14	618,000	641,175
Siem Industries, Inc., Convertible 0.000% 7/12/17	400,000	407,330
		2,636,087
Investment Companies – 0.1%
Hongkong Land CB Ltd., Convertible 2.750% 12/21/12	100,000	136,000
Pargesa Netherlands NV, Convertible CHF (e) 1.750% 6/15/14	470,000	418,487
		554,487
Iron & Steel – 0.2%
Evraz Group SA 8.250% 11/10/15	100,000	102,750
Evraz Group SA (b) 8.875% 4/24/13	140,000	146,825
Evraz Group SA (b) 9.500% 4/24/18	400,000	429,500
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	355,686
		1,034,761
Mining – 0.1%
ALROSA Finance SA 8.875% 11/17/14	275,000	299,750
Multi-National – 0.2%
European Investment Bank EUR (e) 3.625% 10/15/11	187,000	263,159
European Investment Bank EUR (e) 4.375% 4/15/13	383,000	559,247
		822,406
Oil & Gas – 2.4%
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	1,443,000	1,049,782
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,119,000	917,580
China Petroleum & Chemical Corp., Convertible HKD (e) 0.000% 4/24/14	4,040,000	572,323
CITIC Resources Finance 2007 Ltd. (b) 6.750% 5/15/14	336,000	342,720
Daylight Resources Trust, Convertible CAD (e) 6.250% 12/31/14	143,000	148,540
Gaz Capital SA for Gazprom EUR (e) 6.605% 2/13/18	160,000	227,891
KazMunaiGaz Finance BV (b) 9.125% 7/02/18	1,153,000	1,396,571
McMoRan Exploration Co., Convertible (b) 5.250% 10/06/11	83,000	88,706
McMoRan Exploration Co., Convertible 5.250% 10/06/11	146,000	156,038
Pemex Project Funding Master Trust EUR (e) 5.500% 2/24/25	600,000	799,530
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	900,000	886,500
Petroleos Mexicanos (b) 6.000% 3/05/20	785,000	804,625
Petroleum Co. of Trinidad & Tobago Ltd. (b) 9.750% 8/14/19	130,000	147,875
Transocean, Inc., Convertible 1.500% 12/15/37	2,611,000	2,548,989
Transocean, Inc., Series A, Convertible 1.625% 12/15/37	959,000	955,404
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	270,000	258,525
		11,301,599
Oil & Gas Services – 0.2%
Acergy SA, Convertible 2.250% 10/11/13	100,000	104,992
Helix Energy Solutions Group, Inc., Convertible 3.250% 12/15/25	191,000	171,661
Subsea 7, Inc., Convertible 0.000% 6/29/17	300,000	308,793
Subsea 7, Inc., Convertible 2.800% 6/06/11	400,000	409,000
		994,446

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers – 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	$77,000	$58,327
Pharmaceuticals – 0.6%
King Pharmaceuticals, Inc., Convertible 1.250% 4/01/26	198,000	181,912
Mylan, Inc., Convertible 1.250% 3/15/12	906,000	1,005,660
Nabi Biopharmaceuticals, Convertible 2.875% 4/15/25	46,000	43,700
Omnicare, Inc., Convertible 3.250% 12/15/35	252,000	213,255
Ranbaxy Laboratories Ltd., Convertible 0.000% 3/18/11	261,000	315,933
Shire PLC, Convertible 2.750% 5/09/14	1,038,000	1,015,510
		2,775,970
Real Estate – 0.9%
CapitaLand Ltd., Convertible SGD (e) 2.100% 11/15/16	500,000	355,624
CapitaLand Ltd., Convertible SGD (e) 2.950% 6/20/22	2,250,000	1,419,904
CapitaLand Ltd., Convertible SGD (e) 3.125% 3/05/18	1,750,000	1,277,990
Keppel Land Ltd., Convertible SGD (e) 2.500% 6/23/13	200,000	143,920
Yanlord Land Group Ltd., Convertible SGD (e) 5.850% 7/13/14	750,000	569,985
Ying Li International Real Estate Ltd., Convertible SGD (e) 4.000% 3/03/15	750,000	461,060
		4,228,483
Retail – 0.2%
GOME Electrical Appliances Holdings Ltd., Convertible CNY (e) 0.000% 5/18/14	6,300,000	934,492
Uno Restaurant Corp. (b) (g) 10.000% 2/15/11	62,000	13,330
		947,822
Savings & Loans – 1.4%
Aldar Funding Ltd., Convertible 5.767% 11/10/11	223,000	227,063
Cherating Capital Ltd., Convertible VRN 2.000% 7/05/12	500,000	565,000
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,520,679
IOI Capital Bhd, Convertible 0.000% 12/18/11	449,000	552,831
Paka Capital Ltd., Convertible 1.000% 3/12/13	300,000	308,550
Rafflesia Capital Ltd., Convertible VRN 1.000% 10/04/11	1,000,000	1,247,500
Zeus Cayman, Convertible JPY (e) 0.000% 8/19/13	106,000,000	1,101,407
		6,523,030
Semiconductors – 1.3%
Advanced Micro Devices, Inc., Convertible 6.000% 5/01/15	3,952,000	3,788,980
ASM International NV, Convertible (b) 4.250% 12/06/11	55,000	72,462
ASM International NV, Convertible 4.250% 12/06/11	19,000	24,725
Intel Corp., Convertible 2.950% 12/15/35	754,000	739,862
Intel Corp., Convertible (b) 3.250% 8/01/39	1,141,000	1,367,774
		5,993,803
Telecommunications – 1.0%
Reliance Communications Ltd., Convertible 0.000% 5/10/11	503,000	597,312
Reliance Communications Ltd., Convertible 0.000% 3/01/12	1,500,000	1,689,883
Rogers Communications, Inc. CAD (e) 7.625% 12/15/11	81,000	86,697
SBA Communications Corp., Convertible 1.875% 5/01/13	281,000	297,158
SBA Communications Corp., Convertible (b) 4.000% 10/01/14	177,000	240,278
UBS Luxembourg SA for OJSC Vimpel Communications 8.250% 5/23/16	300,000	326,625
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 9.125% 4/30/18	1,200,000	1,354,500
		4,592,453
Transportation – 0.0%
Nagoya Railroad Co. Ltd., Convertible JPY (e) 0.000% 3/30/12	2,000,000	22,377
Trucking & Leasing – 0.0%
Greenbrier Cos., Inc., Convertible 2.375% 5/15/26	180,000	138,600
TOTAL CORPORATE DEBT (Cost $65,844,383)		67,517,110
FLOATING RATE LOAN INTEREST – 0.1%
Coal – 0.1%
Bumi Resources Tbk 10.225% 10/08/12	500,000	500,000
TOTAL FLOATING RATE LOAN INTEREST (Cost $500,000)		500,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATION – 0.0%
Student Loans ABS – 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB 0.000% 12/15/17	$100,000	$5,000
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,000)		5,000
SOVEREIGN DEBT OBLIGATIONS – 7.3%
Australia Government Bond AUD (e) 5.750% 6/15/11	902,000	838,250
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	1,504,000	741,326
Bundesrepublik Deutschland EUR (e) 3.500% 7/04/19	1,334,000	1,869,096
Bundesrepublik Deutschland EUR (e) 4.000% 7/04/16	2,293,000	3,369,138
Bundesrepublik Deutschland EUR (e) 4.000% 1/04/18	741,000	1,082,869
Bundesrepublik Deutschland EUR (e) 4.250% 7/04/18	477,000	707,598
Bundesschatzanweisungen EUR (e) 4.750% 6/11/10	1,472,000	2,006,268
Caisse d'Amortissement de la Dette Sociale EUR (e) 3.250% 4/25/13	250,000	353,515
Caisse d'Amortissement de la Dette Sociale EUR (e) 4.000% 10/25/14	305,000	442,169
Canadian Government Bond CAD (e) 4.000% 9/01/10	478,000	477,416
Canadian Government Bond CAD (e) 4.000% 6/01/16	455,000	470,017
Deutsche Bundesrepublik Inflation Linked EUR (e) 1.500% 4/15/16	316,229	452,890
Federal Republic of Germany (b) 1.500% 9/21/12	1,431,000	1,438,065
Japan Government Two Year Bond JPY (e) 0.700% 9/15/10	74,850,000	803,444
Japanese Government CPI Linked Bond JPY (e) 0.800% 9/10/15	89,420,800	931,068
Japanese Government CPI Linked Bond JPY (e) 0.800% 12/10/15	98,206,500	1,018,025
Japanese Government CPI Linked Bond JPY (e) 0.800% 3/10/16	212,333,000	2,198,351
Japanese Government CPI Linked Bond JPY (e) 1.000% 6/10/16	45,463,200	471,717
Japanese Government CPI Linked Bond JPY (e) 1.400% 6/10/18	47,426,600	495,136
Malaysia Government Bond MYR (e) 3.756% 4/28/11	2,800,000	869,408
Netherlands Government Bond EUR (e) 3.750% 7/15/14	312,000	452,227
New Zealand Government Bond NZD (e) 4.500% 2/15/16	276,000	292,951
Poland Government Bond PLN (e) 3.000% 8/24/16	2,365,554	818,924
Republic of Brazil BRL (e) 10.000% 1/01/17	11,276,000	5,840,918
Republic of Germany EUR (e) 4.250% 7/04/17	1,541,000	2,291,975
Socialist Republic of Vietnam 6.750% 1/29/20	100,000	102,000
Svensk Exportkredit AB VRN 10.500% 9/29/15	410,600	258,264
Turkey Government Bond TRY (e) 10.000% 1/09/13	357,000	238,463
Turkey Government Bond TRY (e) 10.500% 1/15/20	468,000	311,527
United Kingdom Gilt GBP (e) 4.250% 3/07/11	1,889,000	2,963,880
		34,606,895
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $36,630,902)		34,606,895
STRUCTURED NOTES – 0.0%
Diversified Financial – 0.0%
UBS AG Jersey (b) 1.000% 12/01/10	40,873	40,975
TOTAL STRUCTURED NOTES (Cost $40,893)		40,975
U.S. TREASURY OBLIGATIONS – 9.2%
U.S. Treasury Bonds & Notes – 9.2%
U.S. Treasury Inflation Index 1.625% 1/15/18	838,744	857,920
U.S. Treasury Inflation Index 2.375% 1/15/17	362,707	391,650
U.S. Treasury Inflation Index 2.375% 1/15/27	1,281,938	1,335,694
U.S. Treasury Inflation Index (h) (i) 2.500% 7/15/16	2,661,526	2,907,717
U.S. Treasury Note 0.875% 1/31/12	918,000	916,978
U.S. Treasury Note 1.375% 2/15/13	8,149,000	8,111,757
U.S. Treasury Note 1.375% 3/15/13	774,000	769,495
U.S. Treasury Note 2.125% 11/30/14	2,593,700	2,559,759

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 2.250% 1/31/15	$2,941,000	$2,909,293
U.S. Treasury Note 2.375% 2/28/15	4,075,000	4,047,144
U.S. Treasury Note 2.500% 3/31/15	1,674,000	1,669,357
U.S. Treasury Note 2.625% 12/31/14	4,992,700	5,029,170
U.S. Treasury Note 2.625% 2/29/16	1,227,300	1,206,446
U.S. Treasury Note 2.750% 7/31/10	3,399,800	3,429,017
U.S. Treasury Note (h) 2.750% 2/15/19	2,585,400	2,399,978
U.S. Treasury Note 2.875% 6/30/10	2,290,700	2,306,180
U.S. Treasury Note 4.875% 5/31/11	2,940,900	3,090,357
		43,937,912
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,414,527)		43,937,912
TOTAL BONDS & NOTES (Cost $147,432,705)		146,607,892
	Number of Shares
MUTUAL FUNDS – 2.5%
Diversified Financial – 2.5%
BlackRock Liquidity Funds TempFund Portfolio (a)	54,939	54,939
Consumer Staples Select Sector SPDR Fund	18,300	510,753
Dragon Capital - Vietnam Enterprise Investments Ltd. (a)	36,880	66,384
Financial Select Sector SPDR Fund	81,600	1,303,152
Health Care Select Sector SPDR Fund	18,300	587,064
iShares Dow Jones US Telecommunications Sector Index Fund	10,200	204,204
iShares MSCI Brazil Index Fund	300	22,098
iShares MSCI South Korea Index Fund	300	15,000
Market Vectors - Gold Miners ETF	146,500	6,506,065
SPDR KBW Bank ETF	3,300	85,173
SPDR KBW Regional Banking ETF	11,100	291,042
Technology Select Sector SPDR Fund	49,000	1,131,410
Utilities Select Sector SPDR Fund	36,400	1,078,532
Vanguard Telecommunication Services ETF	300	16,863
Vinaland Ltd. (a)	190,740	168,798
		12,041,477
TOTAL MUTUAL FUNDS (Cost $12,438,608)		12,041,477
WARRANTS – 0.2%
Auto Manufacturers – 0.1%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	216,687
Banks – 0.1%
Bank of America Corp., Expires 1/16/19, Strike 13.30 (a)	33,000	313,830
Diversified Financial – 0.0%
JPMorgan Chase & Co., Expires 10/28/18, Strike 42.42 (a)	12,800	196,736
Mining – 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	20,692
New Gold, Inc., Expires 4/03/12, Strike 15.00 (a)	22,700	782
		21,474
TOTAL WARRANTS (Cost $671,024)		748,727
RIGHTS – 0.0%
Auto Manufacturers – 0.0%
Volkswagen AG, Expires 4/13/10, Strike 65.00 EUR (a)	3,100	2,054
TOTAL RIGHTS (Cost $0)		2,054
	Notional Amount	Value
STRUCTURED OPTIONS (OVER THE COUNTER TRADED) – 0.0%
Diversified Financial – 0.0%
DJ Euro Stoxx 50, Expires 9/30/10, Broker Credit Suisse (a) (j)	1,823,556	-
TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $421,537,064)		426,827,054
	Principal Amount
SHORT-TERM INVESTMENTS – 9.9%
Time Deposits – 0.0%
Brown Brothers Time Deposit 0.030% 4/01/10	$1,048	1,048
U.S. Treasury Bills – 9.9%
U.S. Treasury Bill 0.010% 4/15/10	250,000	249,991
U.S. Treasury Bill 0.010% 4/29/10	20,216,000	20,215,131
U.S. Treasury Bill 0.010% 5/06/10	2,563,000	2,562,719
U.S. Treasury Bill 0.010% 5/20/10	1,277,000	1,276,850
U.S. Treasury Bill 0.010% 6/10/10	22,371,000	22,364,616
U.S. Treasury Bill 0.010% 6/17/10	422,000	421,874
U.S. Treasury Bill 0.010% 7/01/10	300,000	299,890
		47,391,071
TOTAL SHORT-TERM INVESTMENTS (Cost $47,392,119)		47,392,119

The accompanying notes are an integral part of the financial statements.

MassMutual Select Global Allocation Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 99.4% (Cost $468,929,183) (k)	$474,219,173
Other Assets/ (Liabilities) – 0.6%	2,763,992
NET ASSETS – 100.0%	$476,983,165
Number of Shares
SECURITIES SOLD SHORT – (0.1)%
EQUITIES SOLD SHORT – (0.1)%
Building Materials – 0.0%
Masco Corp.	(8,868)	(137,631)
Home Builders – 0.0%
DR Horton, Inc.	(19,206)	(241,996)
Retail – (0.1)%
Lowe's Cos., Inc.	(11,970)	(290,153)
TOTAL EQUITIES SOLD SHORT (Proceeds $593,763)	(669,780)
TOTAL SECURITIES SOLD SHORT (Proceeds $593,763)	(669,780)

Notes to Portfolio of Investments
ABS	Asset Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $14,539,599 or 3.05% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	A portion of this security is held as collateral for written options. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Restricted security. (Note 2).
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2010, these securities amounted to a value of $13,330 or 0.00% of net assets.
(h)	A portion of this security is held as collateral for open financial futures contracts. (Note 2).
(i)	A portion of this security is held as collateral for securities sold short. (Note 2).
(j)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.45 and (b) one call option on the index with a strike of 2,970.63. The Fund holds 620 units of the structure. On March 31, 2010, the DJ EuroStoxx 50 Index was 2,931.16. At this time, the value of the structured option was ($5,106) based on a price of ($8.24) per unit. The option expires on September 30, 2010.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.9%
COMMON STOCK – 98.9%
Advertising – 0.2%
Omnicom Group, Inc.	17,000	$659,770
Aerospace & Defense – 3.1%
General Dynamics Corp.	14,200	1,096,240
Goodrich Corp.	4,600	324,392
L-3 Communications Holdings, Inc.	4,300	394,009
Northrop Grumman Corp.	66,213	4,341,586
Raytheon Co.	14,000	799,680
Rockwell Collins, Inc.	5,700	356,763
Spirit AeroSystems Holdings, Inc. Class A (a)	5,200	121,576
TransDigm Group, Inc.	1,800	95,472
United Technologies Corp.	34,500	2,539,545
		10,069,263
Agriculture – 1.2%
Altria Group, Inc.	60,800	1,247,616
Archer-Daniels-Midland Co.	26,700	771,630
Lorillard, Inc.	5,800	436,392
Philip Morris International, Inc.	20,000	1,043,200
Reynolds American, Inc.	10,700	577,586
		4,076,424
Airlines – 0.1%
Southwest Airlines Co.	26,700	352,974
Apparel – 0.1%
VF Corp.	4,600	368,690
Automotive & Parts – 1.1%
The Goodyear Tire & Rubber Co. (a)	119,244	1,507,244
Johnson Controls, Inc.	59,200	1,953,008
		3,460,252
Banks – 8.7%
Bank of America Corp.	441,676	7,883,917
Bank of New York Mellon Corp.	89,557	2,765,520
Comerica, Inc.	13,000	494,520
Fifth Third Bancorp	128,383	1,744,725
PNC Financial Services Group, Inc.	54,386	3,246,844
State Street Corp.	69,122	3,120,167
U.S. Bancorp	89,049	2,304,588
Wells Fargo & Co.	226,702	7,054,966
		28,615,247
Beverages – 1.5%
Constellation Brands, Inc. Class A (a)	8,200	134,808
Dr. Pepper Snapple Group, Inc.	37,176	1,307,480
PepsiCo, Inc.	51,141	3,383,488
		4,825,776
Biotechnology – 1.2%
Amgen, Inc. (a)	64,707	3,866,890
Charles River Laboratories International, Inc. (a)	3,600	141,516
		4,008,406
Chemicals – 0.7%
Air Products & Chemicals, Inc.	18,280	1,351,806
FMC Corp.	4,800	290,592
International Flavors & Fragrances, Inc.	2,900	138,243
The Lubrizol Corp.	2,500	229,300
RPM International, Inc.	7,100	151,514
The Valspar Corp.	3,700	109,076
		2,270,531
Coal – 0.5%
CONSOL Energy, Inc.	42,169	1,798,930
Commercial Services – 0.7%
Alliance Data Systems Corp. (a)	1,300	83,187
Donnelley (R.R.) & Sons Co.	8,500	181,475
Equifax, Inc.	5,200	186,160
H&R Block, Inc.	9,800	174,440
Hewitt Associates, Inc. Class A (a)	5,000	198,900
ITT Educational Services, Inc. (a)	1,300	146,224
Lender Processing Services, Inc.	3,900	147,225
McKesson Corp.	15,300	1,005,516
Total System Services, Inc.	10,700	167,562
		2,290,689
Computers – 4.6%
Computer Sciences Corp. (a)	8,300	452,267
Dell, Inc. (a)	57,300	860,073
DST Systems, Inc.	2,700	111,915
Hewlett-Packard Co.	143,769	7,641,323
International Business Machines Corp.	43,493	5,577,977
SanDisk Corp. (a)	7,900	273,577
Western Digital Corp. (a)	8,400	327,516
		15,244,648
Cosmetics & Personal Care – 0.6%
The Estee Lauder Cos., Inc. Class A	28,687	1,860,926
Distribution & Wholesale – 0.1%
Genuine Parts Co.	5,600	236,544
Ingram Micro, Inc. Class A (a)	9,000	157,950
Tech Data Corp. (a)	1,900	79,610
		474,104
Diversified Financial – 5.9%
AmeriCredit Corp. (a)	4,900	116,424
Ameriprise Financial, Inc.	84,967	3,854,103
Discover Financial Services	125,673	1,872,528
Federated Investors, Inc. Class B	17,700	466,926
JP Morgan Chase & Co.	233,684	10,457,359
Legg Mason, Inc.	76,553	2,194,774
Raymond James Financial, Inc.	6,200	165,788
SLM Corp. (a)	20,000	250,400
		19,378,302
Electric – 3.6%
Allegheny Energy, Inc.	101,454	2,333,442
Alliant Energy Corp.	4,100	136,366
American Electric Power Co., Inc.	62,238	2,127,295
CMS Energy Corp.	12,600	194,796
Consolidated Edison, Inc.	8,700	387,498
Constellation Energy Group, Inc.	7,400	259,814
DPL, Inc.	4,400	119,636
DTE Energy Co.	8,000	356,800
Duke Energy Corp.	62,600	1,021,632

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Edison International	16,200	$553,554
Entergy Corp.	7,000	569,450
Integrys Energy Group, Inc.	2,800	132,664
MDU Resources Group, Inc.	6,900	148,902
NSTAR	2,600	92,092
NV Energy, Inc.	13,100	161,523
OGE Energy Corp.	4,200	163,548
Pinnacle West Capital Corp.	4,900	184,877
Public Service Enterprise Group, Inc.	67,173	1,982,947
SCANA Corp.	3,900	146,601
TECO Energy, Inc.	7,900	125,531
Westar Energy, Inc.	4,500	100,350
Wisconsin Energy Corp.	4,300	212,463
Xcel Energy, Inc.	16,900	358,280
		11,870,061
Electrical Components & Equipment – 0.1%
Hubbell, Inc. Class B	3,000	151,290
Molex, Inc.	3,200	66,752
		218,042
Electronics – 0.2%
Arrow Electronics, Inc. (a)	6,400	192,832
Avnet, Inc. (a)	8,200	246,000
AVX Corp.	7,100	100,820
		539,652
Engineering & Construction – 1.3%
ABB Ltd. Sponsored ADR (Switzerland) (a)	95,552	2,086,856
Foster Wheeler AG (a)	70,144	1,903,708
KBR, Inc.	8,500	188,360
McDermott International, Inc. (a)	8,500	228,820
		4,407,744
Foods – 2.3%
Campbell Soup Co.	15,300	540,855
ConAgra Foods, Inc.	107,630	2,698,284
Corn Products International, Inc.	5,900	204,494
Del Monte Foods Co.	16,200	236,520
General Mills, Inc.	9,700	686,663
H.J. Heinz Co.	8,700	396,807
Hormel Foods Corp.	4,900	205,849
The J.M. Smucker Co.	4,400	265,144
Kellogg Co.	9,600	512,928
McCormick & Co., Inc.	5,700	218,652
Ralcorp Holdings, Inc. (a)	1,300	88,114
Safeway, Inc.	9,700	241,142
Sara Lee Corp.	31,000	431,830
Sysco Corp.	21,900	646,050
Tyson Foods, Inc. Class A	16,600	317,890
		7,691,222
Forest Products & Paper – 0.7%
MeadWestvaco Corp.	9,600	245,280
Weyerhaeuser Co.	48,066	2,175,948
		2,421,228
Gas – 0.3%
AGL Resources, Inc.	4,300	166,195
Atmos Energy Corp.	3,900	111,423
Energen Corp.	3,900	181,467
NiSource, Inc.	15,200	240,160
Southern Union Co.	6,900	175,053
		874,298
Hand & Machine Tools – 0.0%
Snap-on, Inc.	2,300	99,682
Health Care — Products – 4.4%
Baxter International, Inc.	17,700	1,030,140
Becton, Dickinson & Co.	7,000	551,110
Boston Scientific Corp. (a)	236,160	1,705,075
Covidien PLC	43,928	2,208,700
Johnson & Johnson	62,520	4,076,304
Kinetic Concepts, Inc. (a)	2,900	138,649
Medtronic, Inc.	86,820	3,909,505
Zimmer Holdings, Inc. (a)	12,300	728,160
		14,347,643
Health Care — Services – 2.8%
Aetna, Inc.	16,000	561,760
CIGNA Corp.	10,600	387,748
Community Health Systems, Inc. (a)	3,500	129,255
Coventry Health Care, Inc. (a)	5,800	143,376
DaVita, Inc. (a)	3,800	240,920
Health Net, Inc. (a)	3,900	96,993
Humana, Inc. (a)	6,600	308,682
Laboratory Corporation of America Holdings (a)	4,200	317,982
Thermo Fisher Scientific, Inc. (a)	22,600	1,162,544
UnitedHealth Group, Inc. (a)	129,003	4,214,528
Universal Health Services, Inc. Class B	3,700	129,833
WellPoint, Inc. (a)	21,500	1,384,170
		9,077,791
Holding Company — Diversified – 0.1%
Leucadia National Corp. (a)	9,000	223,290
Home Builders – 0.5%
D.R. Horton, Inc.	10,400	131,040
Pulte Group, Inc. (a)	111,466	1,253,993
Toll Brothers, Inc. (a)	6,100	126,880
		1,511,913
Home Furnishing – 0.7%
Harman International Industries, Inc. (a)	41,396	1,936,505
Whirlpool Corp.	3,000	261,750
		2,198,255
Household Products – 0.6%
The Clorox Co.	7,700	493,878
Kimberly-Clark Corp.	23,100	1,452,528
Tupperware Brands Corp.	2,300	110,906
		2,057,312
Housewares – 0.1%
Newell Rubbermaid, Inc.	15,400	234,080
Insurance – 5.5%
Aflac, Inc.	17,300	939,217
Allied World Assurance Co. Holdings Ltd.	3,000	134,550
The Allstate Corp.	29,500	953,145
American Financial Group, Inc.	7,000	199,150
American National Insurance Co.	1,200	136,248
Arch Capital Group Ltd. (a)	3,600	274,500
Aspen Insurance Holdings Ltd.	4,900	141,316
Assurant, Inc.	6,500	223,470
Axis Capital Holdings Ltd.	7,900	246,954

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	28,656	$2,328,873
The Chubb Corp.	19,100	990,335
Cincinnati Financial Corp.	6,000	173,400
Endurance Specialty Holdings Ltd.	3,500	130,025
Everest Re Group Ltd.	3,700	299,441
First American Corp.	3,600	121,824
Hanover Insurance Group, Inc.	3,000	130,830
HCC Insurance Holdings, Inc.	4,200	115,920
Loews Corp.	26,600	991,648
Markel Corp. (a)	600	224,796
Old Republic International Corp.	8,900	112,852
The Progressive Corp.	37,000	706,330
Reinsurance Group of America, Inc. Class A	2,700	141,804
RenaissanceRe Holdings Ltd.	3,700	210,012
Torchmark Corp.	5,000	267,550
Transatlantic Holdings, Inc.	4,100	216,480
The Travelers Cos., Inc.	87,462	4,717,700
Unum Group	106,072	2,627,404
W.R. Berkley Corp.	5,600	146,104
White Mountains Insurance Group Ltd.	700	248,500
		18,150,378
Internet – 1.0%
AOL, Inc. (a)	41,782	1,056,249
eBay, Inc. (a)	70,978	1,912,857
IAC/InterActiveCorp (a)	7,800	177,372
		3,146,478
Iron & Steel – 0.6%
ArcelorMittal	42,814	1,879,963
Reliance Steel & Aluminum Co.	2,700	132,921
		2,012,884
Leisure Time – 0.6%
Carnival Corp.	41,900	1,629,072
Royal Caribbean Cruises Ltd. (a)	7,900	260,621
		1,889,693
Lodging – 0.1%
Wyndham Worldwide Corp.	18,200	468,286
Machinery — Construction & Mining – 0.3%
Bucyrus International, Inc. Class A	11,000	725,890
Joy Global, Inc.	7,400	418,840
		1,144,730
Machinery — Diversified – 0.1%
AGCO Corp. (a)	3,400	121,958
Flowserve Corp.	2,100	231,567
		353,525
Manufacturing – 5.2%
General Electric Co.	608,219	11,069,586
Honeywell International, Inc.	69,592	3,150,430
ITT Corp.	6,700	359,187
Siemens AG Sponsored ADR (Germany)	24,066	2,405,878
SPX Corp.	2,600	172,432
		17,157,513
Media – 5.3%
CBS Corp. Class B	76,800	1,070,592
Comcast Corp. Class A	306,162	5,761,969
DIRECTV Class A (a)	89,527	3,026,908
DISH Network Corp. Class A	16,500	343,530
Time Warner, Inc.	125,072	3,911,001
Viacom, Inc. Class B (a)	34,000	1,168,920
The Walt Disney Co.	60,800	2,122,528
		17,405,448
Mining – 0.0%
Compass Minerals International, Inc.	1,200	96,276
Oil & Gas – 10.3%
Anadarko Petroleum Corp.	43,820	3,191,411
Atwood Oceanics, Inc. (a)	2,300	79,649
Chevron Corp.	70,300	5,330,849
ConocoPhillips	54,900	2,809,233
EOG Resources, Inc.	25,897	2,406,867
EQT Corp.	49,012	2,009,492
Exxon Mobil Corp.	108,191	7,246,633
Helmerich & Payne, Inc.	5,600	213,248
Hess Corp.	52,201	3,265,173
Nabors Industries Ltd. (a)	10,500	206,115
Patterson-UTI Energy, Inc.	8,100	113,157
Pioneer Natural Resources Co.	4,700	264,704
Pride International, Inc. (a)	9,500	286,045
Questar Corp.	9,500	410,400
Rowan Cos., Inc. (a)	6,000	174,660
Sunoco, Inc.	4,400	130,724
Total SA Sponsored ADR (France)	57,274	3,323,037
Valero Energy Corp.	120,377	2,371,427
		33,832,824
Oil & Gas Services – 1.8%
Dresser-Rand Group, Inc. (a)	4,600	144,532
National Oilwell Varco, Inc.	23,000	933,340
Schlumberger Ltd.	8,180	519,103
Smith International, Inc.	52,015	2,227,282
Tidewater, Inc.	41,660	1,969,268
		5,793,525
Packaging & Containers – 1.2%
Ball Corp.	5,100	272,238
Crown Holdings, Inc. (a)	5,600	150,976
Greif, Inc. Class A	1,700	93,364
Owens-IIlinois, Inc. (a)	87,628	3,114,299
Pactiv Corp. (a)	6,100	153,598
Sealed Air Corp.	8,700	183,396
Sonoco Products Co.	3,600	110,844
		4,078,715
Pharmaceuticals – 4.6%
Abbott Laboratories	23,400	1,232,712
AmerisourceBergen Corp.	11,400	329,688
Bristol-Myers Squibb Co.	135,366	3,614,272
Endo Pharmaceuticals Holdings, Inc. (a)	6,500	153,985
Forest Laboratories, Inc. (a)	16,800	526,848
Herbalife Ltd.	2,200	101,464
King Pharmaceuticals, Inc. (a)	13,800	162,288
Merck & Co., Inc.	90,182	3,368,298
Mylan, Inc. (a)	17,400	395,154
Omnicare, Inc.	4,400	124,476
Pfizer, Inc.	176,939	3,034,504
Sanofi-Aventis ADR (France)	54,124	2,022,072
		15,065,761

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines – 1.3%
El Paso Corp.	279,999	$3,035,189
ONEOK, Inc.	5,700	260,205
The Williams Cos., Inc.	41,800	965,580
		4,260,974
Retail – 4.9%
Aeropostale, Inc. (a)	3,500	100,905
AutoNation, Inc. (a)	4,200	75,936
Big Lots, Inc. (a)	3,400	123,828
Burger King Holdings, Inc.	5,000	106,300
CVS Caremark Corp.	100,798	3,685,175
Darden Restaurants, Inc.	5,200	231,608
The Gap, Inc.	111,105	2,567,636
Lowe's Cos., Inc.	96,015	2,327,404
Macy's, Inc.	30,900	672,693
RadioShack Corp.	4,600	104,098
Ross Stores, Inc.	4,600	245,962
Sears Holdings Corp. (a)	6,600	715,638
Target Corp.	27,300	1,435,980
The TJX Cos., Inc.	15,500	659,060
Wal-Mart Stores, Inc.	41,084	2,284,270
Yum! Brands, Inc.	17,100	655,443
		15,991,936
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	18,900	267,624
Semiconductors – 0.4%
Applied Materials, Inc.	101,340	1,366,063
Software – 2.5%
Broadridge Financial Solutions, Inc.	7,500	160,350
CA, Inc.	28,500	668,895
Fiserv, Inc. (a)	4,600	233,496
Microsoft Corp.	134,800	3,945,596
Oracle Corp.	125,987	3,236,606
		8,244,943
Telecommunications – 3.8%
AT&T, Inc.	208,800	5,395,392
CenturyTel, Inc.	55,024	1,951,151
Corning, Inc.	57,200	1,156,012
Harris Corp.	4,900	232,701
NII Holdings, Inc. (a)	6,800	283,288
Qwest Communications International, Inc.	71,100	371,142
Telephone & Data Systems, Inc.	3,900	132,015
Tellabs, Inc.	16,200	122,634
Vodafone Group PLC Sponsored ADR (United Kingdom)	103,513	2,410,818
Windstream Corp.	24,300	264,627
		12,319,780
Textiles – 0.1%
Mohawk Industries, Inc. (a)	3,700	201,206
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	7,700	294,756
Transportation – 1.1%
CSX Corp.	20,700	1,053,630
Norfolk Southern Corp.	43,148	2,411,542
		3,465,172
TOTAL COMMON STOCK (Cost $318,712,645)		324,535,635
TOTAL EQUITIES (Cost $318,712,645)		324,535,635
MUTUAL FUNDS – 0.2%
Diversified Financial – 0.2%
iShares Russell 1000 Value Index Fund	13,200	806,124
TOTAL MUTUAL FUNDS (Cost $729,286)		806,124
TOTAL LONG-TERM INVESTMENTS (Cost $319,441,931)		325,341,759
	Principal Amount
SHORT-TERM INVESTMENTS – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$2,980,943	2,980,943
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	8,472	8,472
TOTAL SHORT-TERM INVESTMENTS (Cost $2,989,415)		2,989,415
TOTAL INVESTMENTS – 100.0% (Cost $322,431,346) (c)		328,331,174
Other Assets/ (Liabilities) – (0.0)%		(164,042)
NET ASSETS – 100.0%		$328,167,132

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,980,943. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $3,045,287.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.1%
COMMON STOCK – 99.1%
Aerospace & Defense – 1.2%
The Boeing Co.	168,700	$12,249,307
Agriculture – 0.9%
Philip Morris International, Inc.	188,100	9,811,296
Auto Manufacturers – 1.4%
Ford Motor Co. (a)	508,500	6,391,845
Paccar, Inc.	185,600	8,043,904
		14,435,749
Banks – 9.2%
Bank of America Corp.	1,423,700	25,413,045
Bank of New York Mellon Corp.	335,733	10,367,435
PNC Financial Services Group, Inc.	362,100	21,617,370
Wells Fargo & Co.	1,207,000	37,561,840
		94,959,690
Beverages – 1.2%
PepsiCo, Inc.	188,500	12,471,160
Biotechnology – 1.0%
Amgen, Inc. (a)	181,800	10,864,368
Chemicals – 3.5%
Agrium, Inc.	155,600	10,990,028
The Dow Chemical Co.	131,100	3,876,627
E.I. du Pont de Nemours & Co.	297,900	11,093,796
The Mosaic Co.	170,500	10,361,285
		36,321,736
Computers – 1.4%
Hewlett-Packard Co.	272,000	14,456,800
Diversified Financial – 7.0%
Ameriprise Financial, Inc.	158,400	7,185,024
The Goldman Sachs Group, Inc.	142,400	24,297,712
JP Morgan Chase & Co.	820,736	36,727,936
UBS AG (a)	287,600	4,682,128
		72,892,800
Electric – 3.5%
Edison International	251,900	8,607,423
Entergy Corp.	185,600	15,098,560
FPL Group, Inc.	78,200	3,779,406
Northeast Utilities	301,600	8,336,224
		35,821,613
Environmental Controls – 1.0%
Waste Management, Inc.	291,300	10,029,459
Foods – 3.3%
Dean Foods Co. (a)	617,100	9,682,299
General Mills, Inc.	74,400	5,266,776
Kraft Foods, Inc. Class A	322,200	9,743,328
Sysco Corp.	334,100	9,855,950
		34,548,353
Hand & Machine Tools – 1.7%
Stanley Black & Decker, Inc.	297,700	17,090,957
Health Care — Products – 3.6%
Baxter International, Inc.	201,500	11,727,300
Covidien PLC	187,700	9,437,556
Johnson & Johnson	138,400	9,023,680
Zimmer Holdings, Inc. (a)	123,300	7,299,360
		37,487,896
Health Care — Services – 0.9%
UnitedHealth Group, Inc.	273,300	8,928,711
Household Products – 0.9%
Kimberly-Clark Corp.	152,700	9,601,776
Insurance – 6.5%
ACE Ltd.	371,200	19,413,760
Aon Corp.	215,800	9,216,818
The Chubb Corp.	272,600	14,134,310
Principal Financial Group, Inc.	344,748	10,070,089
Unum Group	572,000	14,168,440
		67,003,417
Iron & Steel – 1.5%
Cliffs Natural Resources, Inc.	154,400	10,954,680
Steel Dynamics, Inc.	266,000	4,647,020
		15,601,700
Machinery — Construction & Mining – 1.5%
Ingersoll-Rand PLC	442,900	15,443,923
Machinery — Diversified – 1.3%
Cummins, Inc.	217,800	13,492,710
Manufacturing – 5.3%
General Electric Co.	1,378,100	25,081,420
Illinois Tool Works, Inc.	169,000	8,003,840
Textron, Inc.	483,300	10,260,459
Tyco International Ltd.	297,100	11,364,075
		54,709,794
Media – 1.5%
Comcast Corp. Class A	838,350	15,777,747
Oil & Gas – 14.0%
Apache Corp.	130,100	13,205,150
BP PLC Sponsored ADR (United Kingdom)	201,500	11,499,605
Chevron Corp.	336,700	25,531,961
ConocoPhillips	280,000	14,327,600
EOG Resources, Inc.	75,700	7,035,558
Exxon Mobil Corp.	446,600	29,913,268
Hess Corp.	170,000	10,633,500
Marathon Oil Corp.	317,300	10,039,372
Occidental Petroleum Corp.	271,500	22,952,610
		145,138,624
Oil & Gas Services – 2.1%
Baker Hughes, Inc.	368,400	17,255,856
Halliburton Co.	155,200	4,676,176
		21,932,032
Packaging & Containers – 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	212,400	4,762,008
Pharmaceuticals – 6.1%
Abbott Laboratories	192,500	10,140,900
Cardinal Health, Inc.	256,100	9,227,283
Merck & Co., Inc.	354,100	13,225,635
Pfizer, Inc.	1,138,800	19,530,420
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	172,100	10,856,068
		62,980,306
Retail – 5.6%
Coach, Inc.	130,000	5,137,600
CVS Caremark Corp.	254,600	9,308,176
The Home Depot, Inc.	358,100	11,584,535
Kohl's Corp. (a)	190,200	10,419,156
Staples, Inc.	384,300	8,988,777

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Target Corp.	243,500	$12,808,100
		58,246,344
Semiconductors – 3.7%
Intel Corp.	774,300	17,235,918
Maxim Integrated Products, Inc.	299,700	5,811,183
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	482,500	5,061,425
Texas Instruments, Inc.	406,200	9,939,714
		38,048,240
Software – 1.5%
Microsoft Corp.	521,800	15,273,086
Telecommunications – 4.4%
AT&T, Inc.	838,020	21,654,437
Cisco Systems, Inc. (a)	605,600	15,763,768
Verizon Communications, Inc.	258,300	8,012,466
		45,430,671
Toys, Games & Hobbies – 1.1%
Mattel, Inc.	495,000	11,256,300
Transportation – 0.8%
United Parcel Service, Inc. Class B	120,700	7,774,287
TOTAL COMMON STOCK (Cost $876,185,739)		1,024,842,860
TOTAL EQUITIES (Cost $876,185,739)		1,024,842,860
TOTAL LONG-TERM INVESTMENTS (Cost $876,185,739)		1,024,842,860
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$12,085,899	12,085,899
TOTAL SHORT-TERM INVESTMENTS (Cost $12,085,899)		12,085,899
TOTAL INVESTMENTS – 100.3% (Cost $888,271,638) (c)		1,036,928,759
Other Assets/ (Liabilities) – (0.3)%		(3,069,848)
NET ASSETS – 100.0%		$1,033,858,911

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,085,902. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $12,331,897.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.0%
COMMON STOCK – 100.0%
Aerospace & Defense – 2.2%
Lockheed Martin Corp.	4,140	$344,531
United Technologies Corp.	5,190	382,036
		726,567
Auto Manufacturers – 0.9%
Navistar International Corp. (a)	6,750	301,927
Automotive & Parts – 0.8%
The Goodyear Tire & Rubber Co. (a)	19,380	244,963
Banks – 10.4%
Bank of America Corp.	86,170	1,538,135
Capital One Financial Corp.	7,180	297,324
SunTrust Banks, Inc.	8,780	235,216
Wells Fargo & Co.	42,010	1,307,351
		3,378,026
Beverages – 0.9%
Molson Coors Brewing Co. Class B	6,690	281,380
Biotechnology – 0.7%
Biogen Idec, Inc. (a)	3,830	219,689
Building Materials – 0.7%
USG Corp. (a)	13,020	223,423
Chemicals – 0.4%
Albemarle Corp.	3,320	141,532
Commercial Services – 2.6%
Apollo Group, Inc. Class A (a)	4,510	276,418
Donnelley (R.R.) & Sons Co.	13,570	289,720
PHH Corp. (a)	11,060	260,684
		826,822
Computers – 6.1%
Dell, Inc. (a)	33,380	501,034
Hewlett-Packard Co.	10,290	546,913
NCR Corp. (a)	21,180	292,284
Seagate Technology (a)	14,200	259,292
Western Digital Corp. (a)	9,630	375,474
		1,974,997
Distribution & Wholesale – 0.7%
WESCO International, Inc. (a)	6,640	230,474
Diversified Financial – 9.6%
CME Group, Inc.	1,210	382,493
Interactive Brokers Group, Inc. Class A (a)	18,850	304,428
JP Morgan Chase & Co.	34,320	1,535,820
Morgan Stanley	17,130	501,738
TD Ameritrade Holding Corp. (a)	21,540	410,552
		3,135,031
Electric – 4.5%
Allegheny Energy, Inc.	12,090	278,070
Edison International	7,520	256,958
Exelon Corp.	9,720	425,833
Mirant Corp. (a)	11,030	119,786
NRG Energy, Inc. (a)	18,430	385,187
		1,465,834
Foods – 1.5%
Kraft Foods, Inc. Class A	16,430	496,843
Health Care — Products – 0.6%
Kinetic Concepts, Inc. (a)	4,200	200,802
Health Care — Services – 2.7%
Humana, Inc. (a)	7,460	348,904
WellPoint, Inc. (a)	8,050	518,259
		867,163
Insurance – 6.2%
ACE Ltd.	9,760	510,448
Assurant, Inc.	7,830	269,195
Fidelity National Financial, Inc. Class A	17,170	254,459
Genworth Financial, Inc. Class A (a)	26,560	487,111
Lincoln National Corp.	7,990	245,293
MBIA, Inc. (a)	41,380	259,453
		2,025,959
Iron & Steel – 0.2%
United States Steel Corp.	800	50,816
Lodging – 1.0%
Wyndham Worldwide Corp.	13,160	338,607
Machinery — Diversified – 0.5%
AGCO Corp. (a)	4,650	166,795
Manufacturing – 1.9%
General Electric Co.	33,650	612,430
Media – 4.5%
CBS Corp. Class B	31,760	442,734
Comcast Corp. Class A	31,960	601,487
DISH Network Corp. Class A	20,190	420,356
		1,464,577
Metal Fabricate & Hardware – 2.0%
Commercial Metals Co.	20,340	306,321
Precision Castparts Corp.	2,720	344,651
		650,972
Office Equipment/Supplies – 0.8%
Xerox Corp.	28,000	273,000
Oil & Gas – 16.4%
Anadarko Petroleum Corp.	5,170	376,531
Chevron Corp.	16,320	1,237,546
Exxon Mobil Corp.	13,430	899,541
Forest Oil Corp. (a)	5,100	131,682
Marathon Oil Corp.	17,180	543,575
Noble Corp. (a)	8,930	373,453
Occidental Petroleum Corp.	8,740	738,880
Patterson-UTI Energy, Inc.	15,010	209,690
Petrohawk Energy Corp. (a)	15,630	316,976
Valero Energy Corp.	25,950	511,215
		5,339,089
Oil & Gas Services – 1.0%
Transocean Ltd. (a)	3,720	321,334
Packaging & Containers – 1.0%
Owens-IIlinois, Inc. (a)	9,500	337,630
Pharmaceuticals – 4.7%
King Pharmaceuticals, Inc. (a)	24,750	291,060
Pfizer, Inc.	72,700	1,246,805
		1,537,865
Retail – 4.7%
Best Buy Co., Inc.	8,960	381,159
CVS Caremark Corp.	15,370	561,927

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lowe's Cos., Inc.	24,480	$593,395
		1,536,481
Telecommunications – 8.1%
AT&T, Inc.	34,850	900,524
CenturyTel, Inc.	9,687	343,501
NII Holdings, Inc. (a)	18,300	762,378
Qwest Communications International, Inc.	116,930	610,375
		2,616,778
Transportation – 1.7%
Norfolk Southern Corp.	6,860	383,405
Overseas Shipholding Group, Inc.	4,190	164,374
		547,779
TOTAL COMMON STOCK (Cost $27,300,765)		32,535,585
TOTAL EQUITIES (Cost $27,300,765)		32,535,585
TOTAL LONG-TERM INVESTMENTS (Cost $27,300,765)		32,535,585
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$57,369	57,369
TOTAL SHORT-TERM INVESTMENTS (Cost $57,369)		57,369
TOTAL INVESTMENTS – 100.2% (Cost $27,358,134) (c)		32,592,954
Other Assets/ (Liabilities) – (0.2)%		(54,190)
NET ASSETS – 100.0%		$32,538,764

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $57,369. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $59,662.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.5%
COMMON STOCK – 95.5%
Agriculture – 0.9%
Philip Morris International, Inc.	128,600	$6,707,776
Auto Manufacturers – 0.2%
Paccar, Inc.	34,910	1,512,999
Banks – 9.2%
Bank of New York Mellon Corp.	586,700	18,117,296
GAM Holding Ltd.	312,300	3,838,372
Julius Baer Group Ltd.	312,300	11,338,081
Wells Fargo & Co.	1,113,376	34,648,261
		67,942,010
Beverages – 3.2%
The Coca-Cola Co.	91,800	5,049,000
Diageo PLC Sponsored ADR (United Kingdom)	134,500	9,072,025
Heineken Holding NV Class A	204,264	9,105,164
		23,226,189
Building Materials – 0.9%
Martin Marietta Materials, Inc.	81,200	6,784,260
Chemicals – 0.7%
Monsanto Co.	45,650	3,260,323
Potash Corporation of Saskatchewan, Inc.	16,600	1,981,210
		5,241,533
Coal – 0.8%
China Coal Energy Co.	3,672,200	5,720,378
Commercial Services – 3.3%
Cosco Pacific Ltd.	1,248,836	1,888,873
H&R Block, Inc.	96,700	1,721,260
Iron Mountain, Inc.	461,716	12,651,019
Moody's Corp.	195,100	5,804,225
Visa, Inc. Class A	25,210	2,294,866
		24,360,243
Computers – 1.4%
Hewlett-Packard Co.	194,600	10,342,990
Cosmetics & Personal Care – 1.6%
Natura Cosmeticos SA	48,000	972,363
The Procter & Gamble Co.	171,300	10,838,151
		11,810,514
Diversified Financial – 6.9%
American Express Co.	699,500	28,861,370
Ameriprise Financial, Inc.	143,160	6,493,738
The Goldman Sachs Group, Inc.	25,470	4,345,946
JP Morgan Chase & Co.	244,288	10,931,888
		50,632,942
Electronics – 1.2%
Agilent Technologies, Inc. (a)	256,670	8,826,881
Engineering & Construction – 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	158,760	3,467,319
Foods – 0.7%
The Hershey Co.	44,500	1,905,045
Nestle SA	21,200	1,086,164
Unilever NV NY Shares	83,900	2,530,424
		5,521,633
Forest Products & Paper – 1.1%
Sino-Forest Corp. (a)	406,120	7,957,257
Sino-Forest Corp. (a) (b) (c)	12,800	250,795
		8,208,052
Health Care — Products – 3.4%
Becton, Dickinson & Co.	85,100	6,699,923
CareFusion Corp. (a)	69,300	1,831,599
Johnson & Johnson	250,500	16,332,600
		24,864,122
Health Care — Services – 0.4%
Laboratory Corporation of America Holdings (a)	38,700	2,929,977
Holding Company — Diversified – 1.1%
China Merchants Holdings International Co. Ltd.	2,153,827	7,857,149
Housewares – 0.3%
Hunter Douglas NV	36,548	1,871,798
Insurance – 11.0%
Berkshire Hathaway, Inc. Class A (a)	276	33,616,800
Fairfax Financial Holdings Ltd.	3,440	1,293,493
Fairfax Financial Holdings Ltd.	7,380	2,767,795
Loews Corp.	505,700	18,852,496
Markel Corp. (a)	1,910	715,601
The Progressive Corp.	857,600	16,371,584
Transatlantic Holdings, Inc.	137,734	7,272,355
		80,890,124
Internet – 1.5%
Amazon.com, Inc. (a)	18,500	2,511,005
Google, Inc. Class A (a)	11,200	6,350,512
Liberty Media Corp. - Interactive Class A (a)	154,300	2,362,333
		11,223,850
Leisure Time – 1.1%
Harley-Davidson, Inc.	296,400	8,319,948
Machinery — Construction & Mining – 1.1%
BHP Billiton PLC	116,900	4,007,303
Rio Tinto PLC	64,187	3,803,507
		7,810,810
Manufacturing – 0.8%
Tyco International Ltd. (a)	154,321	5,902,778
Media – 2.3%
Grupo Televisa SA Sponsored ADR (Mexico)	158,100	3,323,262
Liberty Media Corp. - Starz Class A (a)	12,350	675,298
News Corp. Class A	414,400	5,971,504
The Walt Disney Co.	189,300	6,608,463
		16,578,527
Mining – 0.5%
Vulcan Materials Co.	81,400	3,845,336
Oil & Gas – 13.4%
Canadian Natural Resources Ltd.	219,600	16,259,184
ConocoPhillips	8,132	416,115
Devon Energy Corp.	312,700	20,147,261
EOG Resources, Inc.	258,950	24,066,813

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	399,400	$33,765,276
OGX Petroleo e Gas Participacoes SA	430,000	4,017,564
		98,672,213
Oil & Gas Services – 0.8%
Transocean Ltd. (a)	71,515	6,177,466
Packaging & Containers – 1.9%
Sealed Air Corp.	678,772	14,308,514
Pharmaceuticals – 6.6%
Cardinal Health, Inc.	61,300	2,208,639
Express Scripts, Inc. (a)	105,800	10,766,208
Mead Johnson Nutrition Co.	55,300	2,877,259
Merck & Co., Inc.	532,012	19,870,648
Pfizer, Inc.	760,300	13,039,145
		48,761,899
Real Estate – 1.2%
Brookfield Asset Management, Inc. Class A	153,400	3,899,428
Hang Lung Properties Ltd.	980,000	5,177,480
		9,076,908
Retail – 9.5%
Bed Bath & Beyond, Inc. (a)	226,500	9,911,640
CarMax, Inc. (a)	230,500	5,790,160
Costco Wholesale Corp.	518,100	30,935,751
CVS Caremark Corp.	636,661	23,276,326
		69,913,877
Semiconductors – 1.4%
Texas Instruments, Inc.	414,600	10,145,262
Software – 3.4%
Activision Blizzard, Inc.	303,000	3,654,180
Dun & Bradstreet Corp.	106,850	7,951,777
Microsoft Corp.	468,600	13,715,922
		25,321,879
Transportation – 1.2%
China Shipping Development Co. Ltd. Class H	1,719,000	2,798,051
Kuehne & Nagel International AG	44,350	4,487,511
LLX Logistica SA (a)	92,600	434,927
United Parcel Service, Inc. Class B	21,900	1,410,579
		9,131,068
TOTAL COMMON STOCK (Cost $534,225,571)		703,909,224
TOTAL EQUITIES (Cost $534,225,571)		703,909,224
	Principal Amount
BONDS & NOTES – 1.0%
CORPORATE DEBT – 1.0%
Forest Products & Paper – 0.3%
Sino-Forest Corp. (Acquired 07/23/08, Cost $1,565,682) (c) (d) 5.000% 8/01/13	$1,604,000	1,936,830
		1,936,830
Leisure Time – 0.7%
Harley-Davidson, Inc. 15.000% 2/01/14	4,000,000	5,083,388
		5,083,388
TOTAL CORPORATE DEBT (Cost $5,565,682)		7,020,218
TOTAL BONDS & NOTES (Cost $5,565,682)		7,020,218
TOTAL LONG-TERM INVESTMENTS (Cost $539,791,253)		710,929,442
SHORT-TERM INVESTMENTS – 3.4%
Repurchase Agreement – 3.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (e)	24,871,544	24,871,544
TOTAL SHORT-TERM INVESTMENTS (Cost $24,871,544)		24,871,544
TOTAL INVESTMENTS – 99.9% (Cost $564,662,797) (f)		735,800,986
Other Assets/ (Liabilities) – 0.1%		1,100,791
NET ASSETS – 100.0%		$736,901,777

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $2,187,625 or 0.30% of net assets.
(d)	Restricted security. (Note 2).
(e)	Maturity value of $24,871,551. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $25,370,548.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Advertising – 0.2%
Interpublic Group of Cos., Inc. (a)	78,445	$652,662
Omnicom Group, Inc.	50,702	1,967,745
		2,620,407
Aerospace & Defense – 2.3%
The Boeing Co.	124,486	9,038,929
General Dynamics Corp.	63,814	4,926,441
Goodrich Corp.	20,702	1,459,905
L-3 Communications Holdings, Inc.	19,118	1,751,782
Lockheed Martin Corp.	51,919	4,320,699
Northrop Grumman Corp.	49,853	3,268,861
Raytheon Co.	62,623	3,577,026
Rockwell Collins, Inc.	25,502	1,596,170
United Technologies Corp.	153,983	11,334,689
		41,274,502
Agriculture – 1.7%
Altria Group, Inc.	343,762	7,053,996
Archer-Daniels-Midland Co.	105,937	3,061,579
Lorillard, Inc.	25,606	1,926,596
Philip Morris International, Inc.	309,897	16,164,228
Reynolds American, Inc.	27,348	1,476,245
		29,682,644
Airlines – 0.1%
Southwest Airlines Co.	124,032	1,639,703
Apparel – 0.3%
Nike, Inc. Class B	64,022	4,705,617
VF Corp.	14,652	1,174,358
		5,879,975
Auto Manufacturers – 0.5%
Ford Motor Co. (a)	554,536	6,970,517
Paccar, Inc.	59,893	2,595,763
		9,566,280
Automotive & Parts – 0.2%
The Goodyear Tire & Rubber Co. (a)	40,793	515,623
Johnson Controls, Inc.	110,518	3,645,989
		4,161,612
Banks – 5.6%
Bank of America Corp.	1,652,335	29,494,180
Bank of New York Mellon Corp.	198,151	6,118,903
BB&T Corp.	113,880	3,688,573
Capital One Financial Corp.	74,791	3,097,095
Comerica, Inc.	28,674	1,090,759
Fifth Third Bancorp	131,360	1,785,182
First Horizon National Corp. (a)	35,630	500,607
Huntington Bancshares, Inc.	116,479	625,492
KeyCorp	144,747	1,121,789
M&T Bank Corp.	13,712	1,088,459
Marshall & Ilsley Corp.	84,043	676,546
Northern Trust Corp.	40,393	2,232,117
PNC Financial Services Group, Inc.	85,203	5,086,619
Regions Financial Corp.	198,377	1,557,260
State Street Corp.	82,006	3,701,751
SunTrust Banks, Inc.	81,871	2,193,324
U.S. Bancorp	314,699	8,144,410
Wells Fargo & Co.	853,556	26,562,663
Zions Bancorp	24,881	542,903
		99,308,632
Beverages – 2.5%
Brown-Forman Corp. Class B	18,072	1,074,380
The Coca-Cola Co.	379,900	20,894,500
Coca-Cola Enterprises, Inc.	52,580	1,454,363
Constellation Brands, Inc. Class A (a)	33,543	551,447
Dr. Pepper Snapple Group, Inc.	41,475	1,458,676
Molson Coors Brewing Co. Class B	25,811	1,085,611
PepsiCo, Inc.	269,375	17,821,850
		44,340,827
Biotechnology – 1.2%
Amgen, Inc. (a)	161,808	9,669,646
Biogen Idec, Inc. (a)	44,448	2,549,537
Celgene Corp. (a)	75,375	4,670,235
Genzyme Corp. (a)	43,938	2,277,307
Life Technologies Corp. (a)	29,656	1,550,119
Millipore Corp. (a)	8,973	947,549
		21,664,393
Building Materials – 0.1%
Masco Corp.	57,694	895,411
Chemicals – 1.9%
Air Products & Chemicals, Inc.	34,963	2,585,514
Airgas, Inc.	13,707	872,039
CF Industries Holdings, Inc.	8,082	736,917
The Dow Chemical Co.	189,563	5,605,378
E.I. du Pont de Nemours & Co.	148,353	5,524,666
Eastman Chemical Co.	12,159	774,285
Ecolab, Inc.	39,358	1,729,784
FMC Corp.	12,224	740,041
International Flavors & Fragrances, Inc.	13,318	634,869
Monsanto Co.	89,742	6,409,374
PPG Industries, Inc.	27,388	1,791,175
Praxair, Inc.	50,733	4,210,839
The Sherwin-Williams Co.	14,619	989,414
Sigma-Aldrich Corp.	20,411	1,095,254
		33,699,549
Coal – 0.2%
CONSOL Energy, Inc.	36,581	1,560,545
Massey Energy Co.	14,824	775,147
Peabody Energy Corp.	44,657	2,040,825
		4,376,517
Commercial Services – 1.7%
Apollo Group, Inc. Class A (a)	21,236	1,301,554
Automatic Data Processing, Inc.	82,544	3,670,732
DeVry, Inc.	10,305	671,886
Donnelley (R.R.) & Sons Co.	33,811	721,865
Equifax, Inc.	21,165	757,707
H&R Block, Inc.	55,463	987,241
Iron Mountain, Inc.	30,007	822,192
MasterCard, Inc. Class A	15,908	4,040,632
McKesson Corp.	44,685	2,936,698
Monster Worldwide, Inc. (a)	21,336	354,391
Moody's Corp.	31,797	945,961
Paychex, Inc.	53,554	1,644,108

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc. (a)	34,723	$665,293
Robert Half International, Inc.	23,767	723,230
SAIC, Inc. (a)	50,652	896,540
Total System Services, Inc.	32,818	513,930
Visa, Inc. Class A	73,529	6,693,345
Western Union Co.	111,162	1,885,307
		30,232,612
Computers – 5.8%
Apple, Inc. (a)	149,340	35,084,446
Cognizant Technology Solutions Corp. Class A (a)	48,698	2,482,624
Computer Sciences Corp. (a)	25,372	1,382,520
Dell, Inc. (a)	284,897	4,276,304
EMC Corp. (a)	338,412	6,104,952
Hewlett-Packard Co.	387,808	20,611,995
International Business Machines Corp.	214,134	27,462,686
Lexmark International, Inc. Class A (a)	12,961	467,633
NetApp, Inc. (a)	56,575	1,842,082
SanDisk Corp. (a)	37,786	1,308,529
Teradata Corp. (a)	28,077	811,145
Western Digital Corp. (a)	37,415	1,458,811
		103,293,727
Cosmetics & Personal Care – 2.3%
Avon Products, Inc.	69,747	2,362,331
Colgate-Palmolive Co.	81,271	6,929,165
The Estee Lauder Cos., Inc. Class A	19,499	1,264,900
The Procter & Gamble Co.	478,603	30,281,212
		40,837,608
Distribution & Wholesale – 0.2%
Fastenal Co.	21,620	1,037,544
Genuine Parts Co.	25,472	1,075,937
W.W. Grainger, Inc.	9,975	1,078,497
		3,191,978
Diversified Financial – 5.3%
American Express Co.	197,206	8,136,720
Ameriprise Financial, Inc.	42,527	1,929,025
The Charles Schwab Corp.	159,886	2,988,269
Citigroup, Inc. (a)	3,237,267	13,110,931
CME Group, Inc.	10,992	3,474,681
Discover Financial Services	90,336	1,346,006
E*TRADE Financial Corp. (a)	269,821	445,205
Federated Investors, Inc. Class B	14,852	391,796
Franklin Resources, Inc.	24,197	2,683,447
The Goldman Sachs Group, Inc.	86,659	14,786,625
IntercontinentalExchange, Inc. (a)	12,083	1,355,471
Invesco Ltd.	70,783	1,550,856
Janus Capital Group, Inc.	31,664	452,479
JP Morgan Chase & Co.	654,557	29,291,426
Legg Mason, Inc.	26,737	766,550
Morgan Stanley	230,060	6,738,457
The NASDAQ OMX Group, Inc. (a)	25,428	537,039
NYSE Euronext	42,691	1,264,080
SLM Corp. (a)	79,039	989,568
T. Rowe Price Group, Inc.	42,763	2,348,972
		94,587,603
Electric – 3.0%
The AES Corp. (a)	110,450	1,214,950
Allegheny Energy, Inc.	28,289	650,647
Ameren Corp.	38,365	1,000,559
American Electric Power Co., Inc.	79,037	2,701,485
CenterPoint Energy, Inc.	64,441	925,373
CMS Energy Corp.	38,381	593,370
Consolidated Edison, Inc.	46,853	2,086,833
Constellation Energy Group, Inc.	32,981	1,157,963
Dominion Resources, Inc.	98,720	4,058,379
DTE Energy Co.	27,231	1,214,503
Duke Energy Corp.	217,483	3,549,323
Edison International	53,002	1,811,078
Entergy Corp.	30,951	2,517,864
Exelon Corp.	109,373	4,791,631
FirstEnergy Corp.	49,657	1,941,092
FPL Group, Inc.	68,328	3,302,292
Integrys Energy Group, Inc.	12,932	612,718
Northeast Utilities	28,367	784,064
NRG Energy, Inc. (a)	42,357	885,261
Pepco Holdings, Inc.	35,239	604,349
PG&E Corp.	61,106	2,592,116
Pinnacle West Capital Corp.	17,041	642,957
PPL Corp.	62,751	1,738,830
Progress Energy, Inc.	46,597	1,834,058
Public Service Enterprise Group, Inc.	82,916	2,447,680
SCANA Corp.	18,078	679,552
The Southern Co.	136,068	4,512,015
TECO Energy, Inc.	33,947	539,418
Wisconsin Energy Corp.	18,826	930,193
Xcel Energy, Inc.	75,110	1,592,332
		53,912,885
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	123,557	6,219,860
Molex, Inc.	23,184	483,618
		6,703,478
Electronics – 0.3%
Agilent Technologies, Inc. (a)	57,048	1,961,881
Amphenol Corp. Class A	28,592	1,206,296
FLIR Systems, Inc. (a)	25,136	708,835
Jabil Circuit, Inc.	31,415	508,609
PerkinElmer, Inc.	20,079	479,888
Waters Corp. (a)	15,357	1,037,212
		5,902,721
Energy — Alternate Sources – 0.1%
First Solar, Inc. (a)	8,112	994,937
Engineering & Construction – 0.1%
Fluor Corp.	29,137	1,355,162
Jacobs Engineering Group, Inc. (a)	20,712	935,975
		2,291,137
Entertainment – 0.1%
International Game Technology	49,360	910,692
Environmental Controls – 0.3%
Republic Services, Inc.	52,521	1,524,159
Stericycle, Inc. (a)	13,455	733,298
Waste Management, Inc.	80,519	2,772,269
		5,029,726
Foods – 2.0%
Campbell Soup Co.	31,476	1,112,677
ConAgra Foods, Inc.	72,406	1,815,218
Dean Foods Co. (a)	30,209	473,979
General Mills, Inc.	54,033	3,824,996
H.J. Heinz Co.	51,701	2,358,083
The Hershey Co.	27,667	1,184,424

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	10,819	$454,506
The J.M. Smucker Co.	19,798	1,193,028
Kellogg Co.	42,248	2,257,311
Kraft Foods, Inc. Class A	286,479	8,663,125
The Kroger Co.	107,736	2,333,562
McCormick & Co., Inc.	21,318	817,758
Safeway, Inc.	63,748	1,584,775
Sara Lee Corp.	116,224	1,619,000
SUPERVALU, Inc.	36,009	600,630
Sysco Corp.	96,763	2,854,509
Tyson Foods, Inc. Class A	49,506	948,040
Whole Foods Market, Inc. (a)	28,089	1,015,417
		35,111,038
Forest Products & Paper – 0.3%
International Paper Co.	70,477	1,734,439
MeadWestvaco Corp.	27,597	705,103
Plum Creek Timber Co., Inc.	26,185	1,018,858
Weyerhaeuser Co.	34,592	1,565,980
		5,024,380
Gas – 0.2%
Nicor, Inc.	7,862	329,575
NiSource, Inc.	46,359	732,472
Sempra Energy	40,677	2,029,783
		3,091,830
Hand & Machine Tools – 0.1%
Snap-on, Inc.	10,043	435,264
Stanley Black & Decker Inc.	25,516	1,464,873
		1,900,137
Health Care — Products – 3.4%
Baxter International, Inc.	99,145	5,770,239
Becton, Dickinson & Co.	38,643	3,042,364
Boston Scientific Corp. (a)	251,005	1,812,256
C.R. Bard, Inc.	15,965	1,382,888
CareFusion Corp. (a)	28,128	743,423
Intuitive Surgical, Inc. (a)	6,462	2,249,616
Johnson & Johnson	453,518	29,569,374
Medtronic, Inc.	182,242	8,206,357
St. Jude Medical, Inc. (a)	53,581	2,199,500
Stryker Corp.	46,719	2,673,261
Varian Medical Systems, Inc. (a)	20,018	1,107,596
Zimmer Holdings, Inc. (a)	35,204	2,084,077
		60,840,951
Health Care — Services – 1.4%
Aetna, Inc.	70,320	2,468,935
CIGNA Corp.	45,327	1,658,062
Coventry Health Care, Inc. (a)	24,743	611,647
DaVita, Inc. (a)	16,857	1,068,734
Humana, Inc. (a)	27,551	1,288,560
Laboratory Corporation of America Holdings (a)	17,425	1,319,247
Quest Diagnostics, Inc.	24,863	1,449,264
Tenet Healthcare Corp. (a)	71,761	410,473
Thermo Fisher Scientific, Inc. (a)	67,787	3,486,963
UnitedHealth Group, Inc.	190,936	6,237,879
WellPoint, Inc. (a)	73,124	4,707,723
		24,707,487
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	31,173	773,402
Home Builders – 0.1%
D.R. Horton, Inc.	45,970	579,222
Lennar Corp. Class A	27,503	473,326
Pulte Group, Inc. (a)	53,055	596,869
		1,649,417
Home Furnishing – 0.1%
Harman International Industries, Inc. (a)	11,461	536,145
Whirlpool Corp.	12,523	1,092,632
		1,628,777
Household Products – 0.4%
Avery Dennison Corp.	18,538	674,969
The Clorox Co.	23,419	1,502,095
Fortune Brands, Inc.	25,338	1,229,146
Kimberly-Clark Corp.	68,782	4,325,012
		7,731,222
Housewares – 0.0%
Newell Rubbermaid, Inc.	44,083	670,062
Insurance – 3.8%
Aflac, Inc.	77,374	4,200,634
The Allstate Corp.	88,334	2,854,072
American International Group, Inc. (a)	22,435	765,931
Aon Corp.	44,441	1,898,075
Assurant, Inc.	19,600	673,848
Berkshire Hathaway, Inc. Class B (a)	272,675	22,160,297
The Chubb Corp.	54,321	2,816,544
Cincinnati Financial Corp.	27,466	793,767
Genworth Financial, Inc. Class A (a)	80,890	1,483,523
The Hartford Financial Services Group, Inc.	73,095	2,077,360
Lincoln National Corp.	49,918	1,532,483
Loews Corp.	58,089	2,165,558
Marsh & McLennan Cos., Inc.	86,738	2,118,142
MetLife, Inc.	134,437	5,826,500
Principal Financial Group, Inc.	51,830	1,513,954
The Progressive Corp.	110,477	2,109,006
Prudential Financial, Inc.	76,785	4,645,492
Torchmark Corp.	13,139	703,068
The Travelers Cos., Inc.	84,764	4,572,170
Unum Group	55,391	1,372,035
XL Capital Ltd. Class A	55,022	1,039,916
		67,322,375
Internet – 2.6%
Akamai Technologies, Inc. (a)	28,491	894,902
Amazon.com, Inc. (a)	56,308	7,642,685
eBay, Inc. (a)	186,156	5,016,904
Expedia, Inc.	35,309	881,313
Google, Inc. Class A (a)	39,853	22,597,049
McAfee, Inc. (a)	25,966	1,042,016
Priceline.com, Inc. (a)	7,456	1,901,280
Symantec Corp. (a)	131,413	2,223,508
VeriSign, Inc. (a)	29,882	777,231
Yahoo!, Inc. (a)	196,308	3,244,971
		46,221,859
Iron & Steel – 0.4%
AK Steel Holding Corp.	17,897	409,125
Allegheny Technologies, Inc.	16,415	886,246
Cliffs Natural Resources, Inc.	22,326	1,584,030
Nucor Corp.	52,436	2,379,546

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United States Steel Corp.	23,555	$1,496,213
		6,755,160
Leisure Time – 0.2%
Carnival Corp.	71,637	2,785,247
Harley-Davidson, Inc.	37,889	1,063,544
		3,848,791
Lodging – 0.2%
Marriott International, Inc. Class A	42,521	1,340,262
Starwood Hotels & Resorts Worldwide, Inc.	30,539	1,424,339
Wyndham Worldwide Corp.	29,437	757,414
Wynn Resorts Ltd.	11,438	867,343
		4,389,358
Machinery — Construction & Mining – 0.4%
Caterpillar, Inc.	103,180	6,484,863
Machinery — Diversified – 0.7%
Cummins, Inc.	32,788	2,031,216
Deere & Co.	69,808	4,150,784
Eaton Corp.	27,538	2,086,554
Flowserve Corp.	9,295	1,024,960
Rockwell Automation, Inc.	23,674	1,334,267
Roper Industries, Inc.	15,194	878,821
		11,506,602
Manufacturing – 3.5%
3M Co.	117,316	9,804,098
Danaher Corp.	42,979	3,434,452
Dover Corp.	31,077	1,452,850
Eastman Kodak Co. (a)	41,018	237,494
General Electric Co.	1,757,749	31,991,032
Honeywell International, Inc.	126,220	5,713,979
Illinois Tool Works, Inc.	63,486	3,006,697
ITT Corp.	29,766	1,595,755
Leggett & Platt, Inc.	24,917	539,204
Pall Corp.	19,720	798,463
Parker Hannifin Corp.	26,821	1,736,392
Textron, Inc.	44,753	950,106
		61,260,522
Media – 2.8%
CBS Corp. Class B	110,020	1,533,679
Comcast Corp. Class A	466,811	8,785,383
DIRECTV Class A (a)	154,114	5,210,594
Discovery Communications, Inc. Series A (a)	46,739	1,579,311
Gannett Co., Inc.	39,373	650,442
The McGraw-Hill Cos., Inc.	52,525	1,872,516
Meredith Corp.	5,933	204,155
New York Times Co. Class A (a)	18,681	207,919
News Corp. Class A	372,897	5,373,446
Scripps Networks Interactive Class A	14,059	623,517
Time Warner Cable, Inc.	57,862	3,084,623
Time Warner, Inc.	189,795	5,934,890
Viacom, Inc. Class B (a)	100,295	3,448,142
The Walt Disney Co.	319,634	11,158,423
Washington Post Co. Class B	1,024	454,840
		50,121,880
Metal Fabricate & Hardware – 0.2%
Precision Castparts Corp.	23,439	2,969,956
Mining – 0.8%
Alcoa, Inc.	166,066	2,364,780
Freeport-McMoRan Copper & Gold, Inc.	71,164	5,945,041
Newmont Mining Corp.	81,039	4,127,316
Titanium Metals Corp. (a)	13,316	220,912
Vulcan Materials Co.	20,630	974,561
		13,632,610
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	34,507	843,696
Xerox Corp.	220,178	2,146,736
		2,990,432
Oil & Gas – 8.6%
Anadarko Petroleum Corp.	81,193	5,913,286
Apache Corp.	55,559	5,639,238
Cabot Oil & Gas Corp.	17,276	635,757
Chesapeake Energy Corp.	106,629	2,520,710
Chevron Corp.	330,619	25,070,839
ConocoPhillips	245,003	12,536,804
Denbury Resources, Inc. (a)	65,182	1,099,620
Devon Energy Corp.	73,621	4,743,401
Diamond Offshore Drilling, Inc.	11,619	1,031,883
EOG Resources, Inc.	41,726	3,878,014
EQT Corp.	21,685	889,085
Exxon Mobil Corp.	777,676	52,088,738
Helmerich & Payne, Inc.	17,396	662,440
Hess Corp.	47,476	2,969,624
Marathon Oil Corp.	116,837	3,696,723
Murphy Oil Corp.	30,926	1,737,732
Nabors Industries Ltd. (a)	47,321	928,911
Noble Energy, Inc.	28,895	2,109,335
Occidental Petroleum Corp.	133,626	11,296,742
Pioneer Natural Resources Co.	19,297	1,086,807
Questar Corp.	28,996	1,252,627
Range Resources Corp.	25,920	1,214,870
Rowan Cos., Inc. (a)	17,771	517,314
Southwestern Energy Co. (a)	57,387	2,336,799
Sunoco, Inc.	19,511	579,672
Tesoro Corp.	23,136	321,590
Valero Energy Corp.	92,995	1,832,002
XTO Energy, Inc.	96,300	4,543,434
		153,133,997
Oil & Gas Services – 1.6%
Baker Hughes, Inc.	51,610	2,417,412
BJ Services Co.	48,799	1,044,299
Cameron International Corp. (a)	40,550	1,737,973
FMC Technologies, Inc. (a)	20,117	1,300,162
Halliburton Co.	148,834	4,484,368
National Oilwell Varco, Inc.	68,959	2,798,356
Schlumberger Ltd.	197,056	12,505,174
Smith International, Inc.	40,335	1,727,145
		28,014,889
Packaging & Containers – 0.2%
Ball Corp.	15,668	836,358
Bemis Co., Inc.	18,226	523,450
Owens-IIlinois, Inc. (a)	27,885	991,033
Pactiv Corp. (a)	22,427	564,712
Sealed Air Corp.	26,365	555,774
		3,471,327
Pharmaceuticals – 5.7%
Abbott Laboratories	255,987	13,485,395
Allergan, Inc.	50,863	3,322,371
AmerisourceBergen Corp.	46,195	1,335,959
Bristol-Myers Squibb Co.	282,644	7,546,595

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	58,785	$2,118,024
Cephalon, Inc. (a)	12,054	817,020
DENTSPLY International, Inc.	23,715	826,468
Eli Lilly & Co.	167,521	6,067,611
Express Scripts, Inc. (a)	45,436	4,623,567
Forest Laboratories, Inc. (a)	50,415	1,581,014
Gilead Sciences, Inc. (a)	149,056	6,779,067
Hospira, Inc. (a)	26,463	1,499,129
King Pharmaceuticals, Inc. (a)	42,583	500,776
Mead Johnson Nutrition Co.	34,071	1,772,714
Medco Health Solutions, Inc. (a)	76,438	4,934,837
Merck & Co., Inc.	513,114	19,164,808
Mylan, Inc. (a)	49,808	1,131,140
Patterson Cos., Inc.	15,761	489,379
Pfizer, Inc.	1,329,264	22,796,878
Watson Pharmaceuticals, Inc. (a)	17,651	737,282
		101,530,034
Pipelines – 0.4%
El Paso Corp.	116,728	1,265,332
ONEOK, Inc.	17,390	793,853
Spectra Energy Corp.	107,230	2,415,892
The Williams Cos., Inc.	95,221	2,199,605
		6,674,682
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	44,499	705,309
Real Estate Investment Trusts (REITS) – 1.2%
Apartment Investment & Management Co. Class A	19,713	362,916
AvalonBay Communities, Inc.	13,265	1,145,433
Boston Properties, Inc.	22,718	1,713,846
Equity Residential	46,903	1,836,253
HCP, Inc.	48,442	1,598,586
Health Care REIT, Inc.	20,246	915,727
Host Hotels & Resorts, Inc.	106,436	1,559,287
Kimco Realty Corp.	68,239	1,067,258
ProLogis	78,372	1,034,510
Public Storage	22,423	2,062,692
Simon Property Group, Inc.	47,846	4,014,279
Ventas, Inc.	25,920	1,230,682
Vornado Realty Trust	26,120	1,977,284
		20,518,753
Retail – 6.2%
Abercrombie & Fitch Co. Class A	14,650	668,626
AutoNation, Inc. (a)	15,574	281,578
AutoZone, Inc. (a)	4,905	849,007
Bed Bath & Beyond, Inc. (a)	43,440	1,900,934
Best Buy Co., Inc.	56,690	2,411,593
Big Lots, Inc. (a)	13,736	500,265
Coach, Inc.	52,185	2,062,351
Costco Wholesale Corp.	72,362	4,320,735
CVS Caremark Corp.	228,807	8,365,184
Darden Restaurants, Inc.	22,861	1,018,229
Family Dollar Stores, Inc.	21,977	804,578
GameStop Corp. Class A (a)	27,582	604,322
The Gap, Inc.	78,727	1,819,381
The Home Depot, Inc.	279,808	9,051,789
J.C. Penney Co., Inc.	39,161	1,259,809
Kohl's Corp. (a)	49,987	2,738,288
Limited Brands, Inc.	43,195	1,063,461
Lowe's Cos., Inc.	241,656	5,857,741
Macy's, Inc.	69,173	1,505,896
McDonald's Corp.	176,871	11,800,833
Nordstrom, Inc.	26,951	1,100,948
O'Reilly Automotive, Inc. (a)	22,530	939,726
Office Depot, Inc. (a)	47,726	380,854
Polo Ralph Lauren Corp.	9,396	799,036
RadioShack Corp.	20,944	473,963
Ross Stores, Inc.	20,668	1,105,118
Sears Holdings Corp. (a)	7,970	864,187
Staples, Inc.	120,478	2,817,980
Starbucks Corp. (a)	122,881	2,982,322
Target Corp.	124,285	6,537,391
Tiffany & Co.	20,566	976,679
The TJX Cos., Inc.	69,411	2,951,356
Urban Outfitters, Inc. (a)	21,610	821,828
Wal-Mart Stores, Inc.	351,909	19,566,140
Walgreen Co.	162,684	6,033,950
Yum! Brands, Inc.	76,642	2,937,688
		110,173,766
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	79,448	1,124,984
People's United Financial, Inc.	61,903	968,163
		2,093,147
Semiconductors – 2.5%
Advanced Micro Devices, Inc. (a)	93,498	866,726
Altera Corp.	49,005	1,191,312
Analog Devices, Inc.	48,084	1,385,781
Applied Materials, Inc.	221,153	2,981,142
Broadcom Corp. Class A	71,026	2,356,643
Intel Corp.	910,494	20,267,596
KLA-Tencor Corp.	27,992	865,513
Linear Technology Corp.	37,028	1,047,152
LSI Corp. (a)	110,067	673,610
MEMC Electronic Materials, Inc. (a)	37,281	571,518
Microchip Technology, Inc.	31,017	873,439
Micron Technology, Inc. (a)	142,157	1,477,011
National Semiconductor Corp.	38,467	555,848
Novellus Systems, Inc. (a)	16,197	404,925
NVIDIA Corp. (a)	92,674	1,610,674
QLogic Corp. (a)	17,510	355,453
Teradyne, Inc. (a)	30,417	339,758
Texas Instruments, Inc.	203,092	4,969,661
Xilinx, Inc.	45,117	1,150,484
		43,944,246
Software – 4.0%
Adobe Systems, Inc. (a)	86,719	3,067,251
Autodesk, Inc. (a)	38,101	1,120,931
BMC Software, Inc. (a)	30,144	1,145,472
CA, Inc.	65,759	1,543,364
Citrix Systems, Inc. (a)	30,034	1,425,714
Compuware Corp. (a)	34,410	289,044
Dun & Bradstreet Corp.	8,283	616,421
Electronic Arts, Inc. (a)	53,851	1,004,859
Fidelity National Information Services, Inc.	54,277	1,272,253
Fiserv, Inc. (a)	25,318	1,285,142
Intuit, Inc. (a)	51,995	1,785,508
Microsoft Corp.	1,256,948	36,790,868
Novell, Inc. (a)	58,378	349,684
Oracle Corp.	643,400	16,528,946
Red Hat, Inc. (a)	31,499	921,976

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce.com, Inc. (a)	17,882	$1,331,315
		70,478,748
Telecommunications – 5.5%
American Tower Corp. Class A (a)	66,435	2,830,795
AT&T, Inc.	971,265	25,097,488
CenturyTel, Inc.	49,749	1,764,100
Cisco Systems, Inc. (a)	943,135	24,549,804
Corning, Inc.	257,918	5,212,523
Frontier Communications Corp.	54,053	402,154
Harris Corp.	21,747	1,032,765
JDS Uniphase Corp. (a)	37,430	468,998
Juniper Networks, Inc. (a)	86,838	2,664,190
MetroPCS Communications, Inc. (a)	42,232	299,003
Motorola, Inc. (a)	381,409	2,677,491
Qualcomm, Inc.	276,860	11,625,351
Qwest Communications International, Inc.	245,617	1,282,121
Sprint Nextel Corp. (a)	491,428	1,867,426
Tellabs, Inc.	66,098	500,362
Verizon Communications, Inc.	466,936	14,484,355
Windstream Corp.	74,987	816,608
		97,575,534
Textiles – 0.0%
Cintas Corp.	21,924	615,845
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	19,518	747,149
Mattel, Inc.	59,864	1,361,307
		2,108,456
Transportation – 1.8%
C.H. Robinson Worldwide, Inc.	27,649	1,544,197
CSX Corp.	63,781	3,246,453
Expeditors International of Washington, Inc.	34,133	1,260,190
FedEx Corp.	51,721	4,830,741
Norfolk Southern Corp.	61,203	3,420,636
Ryder System, Inc.	8,537	330,894
Union Pacific Corp.	83,432	6,115,566
United Parcel Service, Inc. Class B	163,532	10,533,096
		31,281,773
TOTAL COMMON STOCK (Cost $1,656,206,997)		1,739,953,173
TOTAL EQUITIES (Cost $1,656,206,997)		1,739,953,173
TOTAL LONG-TERM INVESTMENTS (Cost $1,656,206,997)		1,739,953,173
	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$28,586,432	28,586,432
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	127,089	127,089
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill (c) 0.123% 5/06/10	4,750,000	4,749,435
TOTAL SHORT-TERM INVESTMENTS (Cost $33,462,956)		33,462,956
TOTAL INVESTMENTS – 100.0% (Cost $1,689,669,953) (d)		1,773,416,129
Other Assets/ (Liabilities) – (0.0)%		(526,081)
NET ASSETS – 100.0%		$1,772,890,048

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $28,586,440. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $29,158,657.
(c)	A portion of this security is held as collateral for open financial futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 87.8%
COMMON STOCK – 87.8%
Aerospace & Defense – 2.7%
Lockheed Martin Corp.	7,100	$590,862
Raytheon Co.	10,210	583,195
		1,174,057
Agriculture – 0.2%
Philip Morris International, Inc.	1,690	88,150
Airlines – 1.2%
AMR Corp. (a)	2,750	25,053
Southwest Airlines Co.	38,900	514,258
		539,311
Auto Manufacturers – 0.6%
Ford Motor Co. (a)	22,100	277,797
Automotive & Parts – 0.1%
Autoliv, Inc. (a)	1,160	59,775
Banks – 4.7%
Bank of America Corp.	80,970	1,445,315
Capital One Financial Corp.	1,000	41,410
Northern Trust Corp.	9,790	540,995
Wells Fargo & Co.	2,060	64,107
		2,091,827
Beverages – 0.4%
Coca-Cola Enterprises, Inc.	2,640	73,022
PepsiCo, Inc.	1,850	122,396
		195,418
Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc. (a)	750	40,777
Amgen, Inc. (a)	6,780	405,173
Human Genome Sciences, Inc. (a)	2,070	62,514
		508,464
Chemicals – 0.2%
The Dow Chemical Co.	1,500	44,355
E.I. du Pont de Nemours & Co.	1,540	57,350
		101,705
Coal – 0.1%
Alpha Natural Resources, Inc. (a)	600	29,934
Commercial Services – 3.1%
MasterCard, Inc. Class A	2,200	558,800
Paychex, Inc.	13,100	402,170
Western Union Co.	23,074	391,335
		1,352,305
Computers – 2.1%
Apple, Inc. (a)	340	79,876
EMC Corp. (a)	37,480	676,139
Hewlett-Packard Co.	1,790	95,138
International Business Machines Corp.	510	65,408
Teradata Corp. (a)	1,030	29,757
		946,318
Diversified Financial – 3.8%
American Express Co.	1,180	48,687
The Charles Schwab Corp.	45,891	857,703
Franklin Resources, Inc.	340	37,706
The Goldman Sachs Group, Inc.	150	25,595
Invesco Ltd.	24,089	527,790
JP Morgan Chase & Co.	2,910	130,222
Morgan Stanley	960	28,118
		1,655,821
Electric – 0.3%
American Electric Power Co., Inc.	870	29,736
PG&E Corp.	900	38,178
Public Service Enterprise Group, Inc.	1,840	54,317
		122,231
Electrical Components & Equipment – 0.1%
Energizer Holdings, Inc. (a)	630	39,539
Environmental Controls – 0.9%
Waste Management, Inc.	11,200	385,616
Foods – 5.3%
H.J. Heinz Co.	5,100	232,611
Kellogg Co.	8,000	427,440
Kraft Foods, Inc. Class A	7,600	229,824
The Kroger Co.	36,036	780,540
Nestle SA Sponsored ADR (Switzerland)	12,205	624,896
Unilever PLC Sponsored ADR (United Kingdom)	1,570	45,969
		2,341,280
Hand & Machine Tools – 0.1%
Stanley Black & Decker Inc.	450	25,835
Health Care — Products – 2.8%
Alcon, Inc.	1,522	245,894
Covidien PLC	680	34,191
Johnson & Johnson	14,100	919,320
St. Jude Medical, Inc. (a)	620	25,451
		1,224,856
Health Care — Services – 0.4%
CIGNA Corp. (a)	990	36,214
MEDNAX, Inc. (a)	400	23,276
Thermo Fisher Scientific, Inc. (a)	480	24,691
Universal Health Services, Inc. Class B	1,110	38,950
WellPoint, Inc. (a)	560	36,053
		159,184
Home Builders – 0.6%
Toll Brothers, Inc. (a)	12,698	264,118
Household Products – 0.1%
The Clorox Co.	610	39,125
Housewares – 0.1%
Newell Rubbermaid, Inc.	2,130	32,376
Insurance – 1.7%
The Chubb Corp.	6,800	352,580
Genworth Financial, Inc. Class A (a)	2,870	52,636
Lincoln National Corp.	1,490	45,743
MetLife, Inc.	1,210	52,441
The Travelers Cos., Inc.	4,352	234,747
XL Capital Ltd. Class A	900	17,010
		755,157
Internet – 3.9%
Google, Inc. Class A (a)	1,860	1,054,638
McAfee, Inc. (a)	5,600	224,728
Yahoo!, Inc. (a)	27,824	459,931
		1,739,297

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel – 1.5%
Nucor Corp.	14,637	$664,227
Leisure Time – 0.1%
Carnival Corp.	640	24,883
Machinery — Construction & Mining – 0.8%
Ingersoll-Rand PLC	9,648	336,426
Machinery — Diversified – 0.1%
Cummins, Inc.	500	30,975
Manufacturing – 3.1%
Dover Corp.	1,280	59,840
General Electric Co.	49,291	897,096
Parker Hannifin Corp.	710	45,965
Textron, Inc.	1,940	41,186
Tyco International Ltd.	8,650	330,863
		1,374,950
Media – 1.2%
Central European Media Enterprises Ltd. Class A (a)	1,350	39,569
News Corp. Class A	15,840	228,254
Time Warner Cable, Inc.	3,109	165,741
Time Warner, Inc.	2,590	80,989
		514,553
Mining – 1.0%
Barrick Gold Corp.	4,529	173,642
Newmont Mining Corp.	5,100	259,743
		433,385
Oil & Gas – 6.0%
Anadarko Petroleum Corp.	6,238	454,314
Chevron Corp.	1,050	79,621
ConocoPhillips	1,240	63,451
ENSCO PLC Sponsored ADR (United Kingdom)	8,690	389,138
Exxon Mobil Corp.	17,200	1,152,056
Hess Corp.	4,981	311,562
Newfield Exploration Co. (a)	970	50,489
Occidental Petroleum Corp.	1,060	89,612
Valero Energy Corp.	2,610	51,417
		2,641,660
Oil & Gas Services – 5.4%
Halliburton Co.	28,700	864,731
Schlumberger Ltd.	15,012	952,662
Weatherford International Ltd. (a)	35,300	559,858
		2,377,251
Pharmaceuticals – 7.6%
AmerisourceBergen Corp.	2,190	63,335
Amylin Pharmaceuticals, Inc. (a)	1,460	32,835
Hospira, Inc. (a)	640	36,256
King Pharmaceuticals, Inc. (a)	2,550	29,988
Mead Johnson Nutrition Co.	6,933	360,724
Merck & Co., Inc.	22,000	821,700
Pfizer, Inc.	71,670	1,229,141
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,080	762,006
		3,335,985
Retail – 6.6%
CVS Caremark Corp.	8,122	296,940
Darden Restaurants, Inc.	810	36,077
The Gap, Inc.	2,380	55,002
The Home Depot, Inc.	2,920	94,462
Limited Brands, Inc.	1,300	32,006
Lowe's Cos., Inc.	49,600	1,202,304
Staples, Inc.	19,200	449,088
Target Corp.	13,961	734,349
		2,900,228
Semiconductors – 3.9%
Altera Corp.	7,286	177,123
Applied Materials, Inc.	53,879	726,289
Intel Corp.	11,924	265,428
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	54,334	569,964
		1,738,804
Software – 4.6%
BMC Software, Inc. (a)	940	35,720
Microsoft Corp.	46,180	1,351,689
Oracle Corp.	23,709	609,084
Sybase, Inc. (a)	910	42,424
		2,038,917
Telecommunications – 5.5%
AT&T, Inc.	2,780	71,835
Cisco Systems, Inc. (a)	3,600	93,708
Motorola, Inc. (a)	4,870	34,187
Qualcomm, Inc.	22,740	954,853
Qwest Communications International, Inc.	51,200	267,264
Verizon Communications, Inc.	33,000	1,023,660
		2,445,507
Transportation – 3.8%
Expeditors International of Washington, Inc.	8,800	324,896
FedEx Corp.	450	42,030
Norfolk Southern Corp.	1,720	96,131
United Parcel Service, Inc. Class B	19,100	1,230,231
		1,693,288
TOTAL COMMON STOCK (Cost $34,712,054)		38,700,535
TOTAL EQUITIES (Cost $34,712,054)		38,700,535
MUTUAL FUNDS – 0.2%
Diversified Financial – 0.2%
S&P 500 SPDR ETF Trust	520	60,835
TOTAL MUTUAL FUNDS (Cost $60,809)		60,835
TOTAL LONG-TERM INVESTMENTS (Cost $34,772,863)		38,761,370
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$366,637	366,637
TOTAL SHORT-TERM INVESTMENTS (Cost $366,637)		366,637

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

Principal Amount	Value
TOTAL INVESTMENTS – 88.8% (Cost $35,139,500) (c)	$39,128,007
Other Assets/ (Liabilities) – 11.2%	4,952,400
NET ASSETS – 100.0%	$44,080,407

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $366,637. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $378,527.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 100.2%
Aerospace & Defense – 0.8%
Goodrich Corp.	7,800	$550,056
United Technologies Corp.	53,000	3,901,330
		4,451,386
Apparel – 0.5%
Nike, Inc. Class B	35,200	2,587,200
Automotive & Parts – 0.1%
Johnson Controls, Inc.	16,300	537,737
Banks – 3.8%
Bank of America Corp.	82,600	1,474,410
Bank of New York Mellon Corp.	4,900	151,312
Northern Trust Corp.	71,300	3,940,038
PNC Financial Services Group, Inc.	15,700	937,290
State Street Corp.	48,600	2,193,804
U.S. Bancorp	150,700	3,900,116
Wells Fargo & Co.	234,300	7,291,416
		19,888,386
Beverages – 1.0%
The Coca-Cola Co.	500	27,500
PepsiCo, Inc.	77,800	5,147,248
		5,174,748
Biotechnology – 1.8%
Amgen, Inc. (a)	2,200	131,472
Celgene Corp. (a)	119,300	7,391,828
Life Technologies Corp. (a)	5,700	297,939
Vertex Pharmaceuticals, Inc. (a)	34,000	1,389,580
		9,210,819
Chemicals – 2.0%
Ecolab, Inc.	2,300	101,085
Monsanto Co.	24,100	1,721,222
Praxair, Inc.	77,800	6,457,400
The Sherwin-Williams Co.	32,300	2,186,064
		10,465,771
Commercial Services – 4.5%
Apollo Group, Inc. Class A (a)	5,300	324,837
Automatic Data Processing, Inc.	31,100	1,383,017
MasterCard, Inc. Class A	30,500	7,747,000
McKesson Corp.	62,100	4,081,212
Visa, Inc. Class A	95,300	8,675,159
Western Union Co.	77,800	1,319,488
		23,530,713
Computers – 9.0%
Accenture PLC Class A	64,600	2,709,970
Apple, Inc. (a)	148,500	34,887,105
EMC Corp. (a)	115,500	2,083,620
Hewlett-Packard Co.	46,200	2,455,530
International Business Machines Corp.	38,900	4,988,925
		47,125,150
Cosmetics & Personal Care – 0.8%
The Procter & Gamble Co.	64,600	4,087,242
Distribution & Wholesale – 0.7%
Fastenal Co.	77,800	3,733,622
Diversified Financial – 12.0%
American Express Co.	138,000	5,693,880
Ameriprise Financial, Inc.	68,000	3,084,480
BlackRock, Inc.	4,400	958,144
The Charles Schwab Corp.	160,400	2,997,876
CME Group, Inc.	6,100	1,928,271
Credit Suisse Group	24,100	1,240,900
Franklin Resources, Inc.	97,200	10,779,480
The Goldman Sachs Group, Inc.	74,900	12,780,187
IntercontinentalExchange, Inc. (a)	43,000	4,823,740
Invesco Ltd.	103,200	2,261,112
JP Morgan Chase & Co.	222,100	9,938,975
Morgan Stanley	159,900	4,683,471
NYSE Euronext	43,000	1,273,230
TD Ameritrade Holding Corp. (a)	21,000	400,260
		62,844,006
Electrical Components & Equipment – 0.3%
Emerson Electric Co.	31,200	1,570,608
Energy — Alternate Sources – 0.0%
First Solar, Inc. (a)	300	36,795
Engineering & Construction – 0.4%
McDermott International, Inc. (a)	77,800	2,094,376
Health Care — Products – 2.2%
Baxter International, Inc.	26,700	1,553,940
Covidien PLC	5,300	266,484
Intuitive Surgical, Inc. (a)	10,700	3,724,991
Medtronic, Inc.	1,300	58,539
St. Jude Medical, Inc. (a)	52,300	2,146,915
Stryker Corp.	64,900	3,713,578
		11,464,447
Health Care — Services – 0.1%
WellPoint, Inc. (a)	5,300	341,214
Insurance – 0.2%
Prudential Financial, Inc.	15,700	949,850
Internet – 14.2%
Akamai Technologies, Inc. (a)	48,800	1,532,808
Amazon.com, Inc. (a)	153,200	20,793,836
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	5,200	3,104,400
eBay, Inc. (a)	115,500	3,112,725
Expedia, Inc.	97,200	2,426,112
Google, Inc. Class A (a)	46,700	26,479,367
Liberty Media Corp. - Interactive Class A (a)	157,500	2,411,325
McAfee, Inc. (a)	106,900	4,289,897
Priceline.com, Inc. (a)	12,800	3,264,000
Tencent Holdings Ltd.	347,300	6,946,719
		74,361,189
Leisure Time – 0.5%
Carnival Corp.	62,900	2,445,552
Lodging – 1.8%
Marriott International, Inc. Class A	207,290	6,533,781
Starwood Hotels & Resorts Worldwide, Inc.	31,200	1,455,168
Wynn Macau Ltd. (a)	570,400	817,135
Wynn Resorts Ltd.	11,600	879,628
		9,685,712

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.6%
Rockwell Automation, Inc.	54,400	$3,065,984
Manufacturing – 4.2%
3M Co.	66,100	5,523,977
Danaher Corp.	202,900	16,213,739
		21,737,716
Media – 3.2%
Discovery Communications, Inc. Series C (a)	122,900	3,614,489
The McGraw-Hill Cos., Inc.	105,500	3,761,075
Time Warner, Inc.	123,733	3,869,131
The Walt Disney Co.	160,400	5,599,564
		16,844,259
Metal Fabricate & Hardware – 1.0%
Precision Castparts Corp.	43,600	5,524,556
Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc.	11,000	918,940
Oil & Gas – 1.7%
EOG Resources, Inc.	67,700	6,292,038
Exxon Mobil Corp.	500	33,490
Petroleo Brasileiro SA Sponsored ADR (Brazil)	5,200	205,868
Southwestern Energy Co. (a)	48,600	1,978,992
Suncor Energy, Inc.	15,700	510,878
		9,021,266
Oil & Gas Services – 3.6%
Cameron International Corp. (a)	77,800	3,334,508
FMC Technologies, Inc. (a)	34,000	2,197,420
Schlumberger Ltd.	155,500	9,868,030
Smith International, Inc.	82,600	3,536,932
		18,936,890
Pharmaceuticals – 7.7%
Allergan, Inc.	108,400	7,080,688
Cardinal Health, Inc.	5,300	190,959
Express Scripts, Inc. (a)	116,200	11,824,512
Gilead Sciences, Inc. (a)	174,000	7,913,520
Medco Health Solutions, Inc. (a)	163,300	10,542,648
Shire PLC Sponsored ADR (United Kingdom)	26,000	1,714,960
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	12,200	769,576
		40,036,863
Retail – 6.7%
Bed Bath & Beyond, Inc. (a)	131,700	5,763,192
CarMax, Inc. (a)	18,600	467,232
Coach, Inc.	31,900	1,260,688
Costco Wholesale Corp.	5,500	328,405
Dollar Tree, Inc. (a)	18,800	1,113,336
The Gap, Inc.	43,000	993,730
The Home Depot, Inc.	10,500	339,675
Kohl's Corp. (a)	124,900	6,842,022
Lowe's Cos., Inc.	203,700	4,937,688
McDonald's Corp.	64,600	4,310,112
O'Reilly Automotive, Inc. (a)	55,900	2,331,589
Starbucks Corp. (a)	252,700	6,133,029
Wal-Mart Stores, Inc.	1,200	66,720
		34,887,418
Semiconductors – 4.4%
Altera Corp.	114,200	2,776,202
Broadcom Corp. Class A	123,000	4,081,140
Intel Corp.	106,900	2,379,594
Marvell Technology Group Ltd. (a)	377,700	7,697,526
NVIDIA Corp. (a)	48,600	844,668
Xilinx, Inc.	201,700	5,143,350
		22,922,480
Software – 3.5%
Adobe Systems, Inc. (a)	10,500	371,385
Autodesk, Inc. (a)	37,500	1,103,250
Cerner Corp. (a)	16,600	1,411,996
Fiserv, Inc. (a)	59,500	3,020,220
Intuit, Inc. (a)	33,600	1,153,824
Microsoft Corp.	376,700	11,026,009
Salesforce.com, Inc. (a)	5,500	409,475
		18,496,159
Telecommunications – 5.8%
American Tower Corp. Class A (a)	201,700	8,594,437
Cisco Systems, Inc. (a)	201,700	5,250,251
Juniper Networks, Inc. (a)	274,600	8,424,728
Qualcomm, Inc.	187,100	7,856,329
		30,125,745
Toys, Games & Hobbies – 0.1%
Mattel, Inc.	33,600	764,064
Transportation – 0.8%
Expeditors International of Washington, Inc.	55,900	2,063,828
Union Pacific Corp.	26,300	1,927,790
		3,991,618
TOTAL COMMON STOCK (Cost $425,911,028)		523,860,481
TOTAL EQUITIES (Cost $425,911,028)		523,860,481
MUTUAL FUNDS – 0.7%
Diversified Financial – 0.7%
T. Rowe Price Reserve Investment Fund	3,601,330	3,601,330
TOTAL MUTUAL FUNDS (Cost $3,601,330)		3,601,330
TOTAL LONG-TERM INVESTMENTS (Cost $429,512,358)		527,461,811
	Principal Amount
SHORT-TERM INVESTMENTS – 0.0%
Repurchase Agreement – 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$157,825	157,825
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	140	140
TOTAL SHORT-TERM INVESTMENTS (Cost $157,965)		157,965
TOTAL INVESTMENTS – 100.9% (Cost $429,670,323) (c)		527,619,776
Other Assets/ (Liabilities) – (0.9)%		(4,862,225)
NET ASSETS – 100.0%		$522,757,551

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $157,825. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $165,218.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.2%
COMMON STOCK – 100.2%
Aerospace & Defense – 1.0%
United Technologies Corp.	9,690	$713,281
Agriculture – 1.3%
Philip Morris International, Inc.	17,940	935,750
Apparel – 0.7%
Nike, Inc. Class B	7,030	516,705
Automotive & Parts – 0.5%
Autoliv, Inc. (a)	7,620	392,659
Banks – 2.0%
Bank of America Corp.	15,760	281,316
PNC Financial Services Group, Inc.	4,920	293,724
State Street Corp.	13,660	616,612
U.S. Bancorp	10,870	281,316
		1,472,968
Beverages – 1.8%
PepsiCo, Inc.	20,100	1,329,816
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (a)	4,470	243,034
Amgen, Inc. (a)	14,380	859,349
Celgene Corp. (a)	18,850	1,167,946
Vertex Pharmaceuticals, Inc. (a)	4,230	172,880
		2,443,209
Chemicals – 2.0%
Albemarle Corp.	10,300	439,089
FMC Corp.	3,460	209,468
Praxair, Inc.	9,880	820,040
		1,468,597
Coal – 1.2%
Walter Energy, Inc.	9,610	886,715
Commercial Services – 3.8%
DeVry, Inc.	6,050	394,460
Iron Mountain, Inc.	11,830	324,142
McKesson Corp.	4,130	271,424
Visa, Inc. Class A	15,810	1,439,184
Western Union Co.	19,150	324,784
		2,753,994
Computers – 6.4%
Apple, Inc. (a)	11,540	2,711,092
Cognizant Technology Solutions Corp. Class A (a)	3,640	185,567
EMC Corp. (a)	70,010	1,262,981
NetApp, Inc. (a)	7,840	255,270
Research In Motion Ltd. (a)	3,140	232,203
		4,647,113
Cosmetics & Personal Care – 2.6%
Avon Products, Inc.	16,870	571,387
Colgate-Palmolive Co.	10,060	857,716
The Estee Lauder Cos., Inc. Class A	6,850	444,359
		1,873,462
Diversified Financial – 7.5%
American Express Co.	13,050	538,443
Ameriprise Financial, Inc.	10,650	483,084
BlackRock, Inc.	2,420	526,979
Franklin Resources, Inc.	8,790	974,811
The Goldman Sachs Group, Inc.	3,830	653,513
IntercontinentalExchange, Inc. (a)	6,180	693,273
JP Morgan Chase & Co.	31,370	1,403,808
Morgan Stanley	5,960	174,568
		5,448,479
Electric – 1.3%
The AES Corp. (a)	77,200	849,200
Wisconsin Energy Corp.	1,630	80,538
		929,738
Electrical Components & Equipment – 1.1%
AMETEK, Inc.	5,550	230,103
Emerson Electric Co.	10,880	547,699
		777,802
Electronics – 0.2%
Trimble Navigation Ltd. (a)	6,090	174,905
Engineering & Construction – 0.8%
ABB Ltd. Sponsored ADR (Switzerland) (a)	25,780	563,035
Entertainment – 0.3%
DreamWorks Animation SKG, Inc. Class A (a)	5,880	231,613
Foods – 1.9%
General Mills, Inc.	11,410	807,714
The J.M. Smucker Co.	9,180	553,187
		1,360,901
Health Care — Products – 2.0%
Baxter International, Inc.	6,330	368,406
Medtronic, Inc.	8,410	378,702
QIAGEN NV (a)	19,630	451,294
St. Jude Medical, Inc. (a)	6,860	281,603
		1,480,005
Health Care — Services – 1.2%
Covance, Inc. (a)	4,110	252,313
UnitedHealth Group, Inc.	19,340	631,838
		884,151
Home Furnishing – 0.3%
Whirlpool Corp.	2,570	224,233
Household Products – 0.4%
Church & Dwight Co., Inc.	3,960	265,122
Insurance – 0.5%
Lincoln National Corp.	11,250	345,375
Internet – 4.6%
Amazon.com, Inc. (a)	5,460	741,086
Check Point Software Technologies Ltd. (a)	18,240	639,494
eBay, Inc. (a)	10,330	278,394
Google, Inc. Class A (a)	2,970	1,684,020
		3,342,994
Leisure Time – 1.0%
Carnival Corp.	19,290	749,995
Lodging – 0.8%
Marriott International, Inc. Class A	17,760	559,795
Machinery — Construction & Mining – 0.5%
Bucyrus International, Inc.	5,710	376,803

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 3.0%
Cummins, Inc.	17,700	$1,096,515
Deere & Co.	18,320	1,089,307
		2,185,822
Manufacturing – 2.5%
3M Co.	12,720	1,063,010
Danaher Corp.	4,600	367,586
General Electric Co.	21,610	393,302
		1,823,898
Media – 2.6%
DIRECTV Class A (a)	11,790	398,620
Time Warner, Inc.	18,720	585,375
The Walt Disney Co.	25,630	894,743
		1,878,738
Metal Fabricate & Hardware – 1.2%
Precision Castparts Corp.	6,940	879,367
Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.	15,270	1,275,656
Oil & Gas – 3.9%
Chevron Corp.	17,510	1,327,783
Devon Energy Corp.	7,930	510,930
Total SA Sponsored ADR (France)	11,680	677,673
Whiting Petroleum Corp. (a)	3,440	278,090
		2,794,476
Oil & Gas Services – 2.5%
Cameron International Corp. (a)	19,810	849,056
Halliburton Co.	30,690	924,690
		1,773,746
Pharmaceuticals – 8.0%
Abbott Laboratories	23,800	1,253,784
Allergan, Inc.	7,470	487,940
Cephalon, Inc. (a)	4,020	272,476
Express Scripts, Inc. (a)	8,450	859,872
Gilead Sciences, Inc. (a)	12,270	558,040
Merck & Co., Inc.	23,990	896,027
Shire PLC Sponsored ADR (United Kingdom)	9,520	627,939
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,080	825,086
		5,781,164
Retail – 7.0%
Coach, Inc.	6,730	265,970
Kohl's Corp. (a)	13,290	728,026
Limited Brands, Inc.	32,090	790,056
Lowe's Cos., Inc.	33,290	806,949
McDonald's Corp.	10,940	729,917
Target Corp.	13,630	716,938
Tiffany & Co.	14,180	673,408
Wal-Mart Stores, Inc.	6,240	346,944
		5,058,208
Savings & Loans – 0.4%
New York Community Bancorp, Inc.	17,230	284,984
Semiconductors – 3.4%
Broadcom Corp. Class A	18,070	599,562
Intel Corp.	44,430	989,012
Marvell Technology Group Ltd. (a)	21,270	433,483
NVIDIA Corp. (a)	24,400	424,072
		2,446,129
Software – 4.6%
Adobe Systems, Inc. (a)	11,700	413,829
Citrix Systems, Inc. (a)	3,880	184,183
Microsoft Corp.	55,340	1,619,802
Oracle Corp.	44,010	1,130,617
		3,348,431
Telecommunications – 6.2%
American Tower Corp. Class A (a)	26,350	1,122,773
Cisco Systems, Inc. (a)	74,590	1,941,578
Juniper Networks, Inc. (a)	16,840	516,651
Qualcomm, Inc.	21,210	890,608
		4,471,610
Transportation – 2.0%
CSX Corp.	13,050	664,245
Expeditors International of Washington, Inc.	9,590	354,063
FedEx Corp.	4,790	447,386
		1,465,694
TOTAL COMMON STOCK (Cost $62,111,555)		72,617,138
TOTAL EQUITIES (Cost $62,111,555)		72,617,138
TOTAL LONG-TERM INVESTMENTS (Cost $62,111,555)		72,617,138
	Principal Amount
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$604,275	604,275
TOTAL SHORT-TERM INVESTMENTS (Cost $604,275)		604,275
TOTAL INVESTMENTS – 101.0% (Cost $62,715,830) (c)		73,221,413
Other Assets/ (Liabilities) – (1.0)%		(708,030)
NET ASSETS – 100.0%		$72,513,383

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $604,276. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $619,337.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.7%
COMMON STOCK – 99.7%
Apparel – 3.4%
Nike, Inc. Class B	133,900	$9,841,650
Banks – 1.5%
Bank of New York Mellon Corp.	143,300	4,425,104
Biotechnology – 3.8%
Genzyme Corp. (a)	122,650	6,356,950
Illumina, Inc. (a)	118,600	4,613,540
		10,970,490
Chemicals – 4.1%
Monsanto Co.	68,600	4,899,412
Praxair, Inc.	38,700	3,212,100
Syngenta AG Sponsored ADR (Switzerland)	70,300	3,902,353
		12,013,865
Commercial Services – 7.3%
Iron Mountain, Inc.	61,500	1,685,100
MasterCard, Inc. Class A	19,700	5,003,800
Visa, Inc. Class A	158,460	14,424,614
		21,113,514
Computers – 8.1%
Apple, Inc. (a)	82,900	19,475,697
Teradata Corp. (a)	136,100	3,931,929
		23,407,626
Cosmetics & Personal Care – 1.2%
The Procter & Gamble Co.	55,400	3,505,158
Distribution & Wholesale – 0.9%
W.W. Grainger, Inc.	23,200	2,508,384
Diversified Financial – 8.0%
The Charles Schwab Corp.	234,900	4,390,281
CME Group, Inc.	26,100	8,250,471
IntercontinentalExchange, Inc. (a)	93,960	10,540,433
		23,181,185
Electronics – 0.8%
FLIR Systems, Inc. (a)	80,200	2,261,640
Health Care — Products – 4.3%
Intuitive Surgical, Inc. (a)	23,000	8,006,990
Varian Medical Systems, Inc. (a)	78,100	4,321,273
		12,328,263
Health Care — Services – 1.2%
UnitedHealth Group, Inc.	103,000	3,365,010
Internet – 13.6%
Amazon.com, Inc. (a)	80,800	10,966,984
Google, Inc. Class A (a)	26,100	14,798,961
Priceline.com, Inc. (a)	18,900	4,819,500
Symantec Corp. (a)	203,800	3,448,296
VeriSign, Inc. (a)	202,800	5,274,828
		39,308,569
Lodging – 1.3%
Las Vegas Sands Corp. (a)	178,800	3,781,620
Oil & Gas – 1.6%
EOG Resources, Inc.	49,600	4,609,824
Oil & Gas Services – 6.9%
FMC Technologies, Inc. (a)	104,750	6,769,992
National Oilwell Varco, Inc.	175,500	7,121,790
Schlumberger Ltd.	96,900	6,149,274
		20,041,056
Pharmaceuticals – 9.8%
Allergan, Inc.	202,000	13,194,640
Gilead Sciences, Inc. (a)	98,500	4,479,780
Medco Health Solutions, Inc. (a)	89,200	5,758,752
Novo Nordisk A/S Sponsored ADR (Denmark)	64,600	4,981,952
		28,415,124
Retail – 6.6%
Lowe's Cos., Inc.	149,700	3,628,728
Staples, Inc.	313,600	7,335,104
Starbucks Corp. (a)	158,350	3,843,154
Walgreen Co.	116,600	4,324,694
		19,131,680
Semiconductors – 1.0%
Broadcom Corp. Class A	87,800	2,913,204
Software – 6.5%
Adobe Systems, Inc. (a)	108,600	3,841,182
Intuit, Inc. (a)	158,100	5,429,154
Salesforce.com, Inc. (a)	93,850	6,987,133
VMware, Inc. Class A (a)	48,100	2,563,730
		18,821,199
Telecommunications – 6.6%
Crown Castle International Corp. (a)	151,000	5,772,730
Qualcomm, Inc.	317,500	13,331,825
		19,104,555
Transportation – 1.2%
Expeditors International of Washington, Inc.	97,600	3,603,392
TOTAL COMMON STOCK (Cost $237,962,670)		288,652,112
TOTAL EQUITIES (Cost $237,962,670)		288,652,112
TOTAL LONG-TERM INVESTMENTS (Cost $237,962,670)		288,652,112
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$1,544,678	1,544,678
TOTAL SHORT-TERM INVESTMENTS (Cost $1,544,678)		1,544,678
TOTAL INVESTMENTS – 100.2% (Cost $239,507,348) (c)		290,196,790
Other Assets/ (Liabilities) – (0.2)%		(649,794)
NET ASSETS – 100.0%		$289,546,996

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Aggressive Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(b)	Maturity value of $1,544,679. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $1,578,735.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.6%
Auto Manufacturers – 1.0%
Paccar, Inc.	10,540	$456,804
Biotechnology – 6.3%
Amgen, Inc. (a)	12,199	729,012
Biogen Idec, Inc. (a)	7,579	434,731
Celgene Corp. (a)	11,785	730,199
Genzyme Corp. (a)	8,604	445,945
Illumina, Inc. (a)	3,046	118,489
Life Technologies Corp. (a)	4,717	246,558
Vertex Pharmaceuticals, Inc. (a)	5,433	222,047
		2,926,981
Chemicals – 0.3%
Sigma-Aldrich Corp.	3,027	162,429
Commercial Services – 2.0%
Apollo Group, Inc. Class A (a)	4,049	248,163
Automatic Data Processing, Inc.	9,220	410,014
Paychex, Inc.	8,866	272,186
		930,363
Computers – 21.9%
Apple, Inc. (a)	32,669	7,674,928
Cognizant Technology Solutions Corp. Class A (a)	7,499	382,299
Dell, Inc. (a)	18,611	279,351
Logitech International SA (a)	4,433	72,435
NetApp, Inc. (a)	9,167	298,478
Research In Motion Ltd. (a)	14,395	1,064,510
SanDisk Corp. (a)	6,000	207,780
Seagate Technology (a)	12,845	234,550
		10,214,331
Distribution & Wholesale – 0.4%
Fastenal Co.	3,619	173,676
Electronics – 1.0%
Flextronics International Ltd. (a)	22,800	178,752
FLIR Systems, Inc. (a)	4,110	115,902
Garmin Ltd.	4,816	185,320
		479,974
Energy — Alternate Sources – 0.5%
First Solar, Inc. (a)	1,929	236,592
Engineering & Construction – 0.2%
Foster Wheeler AG (a)	3,399	92,249
Environmental Controls – 0.3%
Stericycle, Inc. (a)	2,289	124,751
Health Care — Products – 1.6%
Henry Schein, Inc. (a)	2,333	137,414
Hologic, Inc. (a)	7,016	130,076
Intuitive Surgical, Inc. (a)	1,005	349,871
QIAGEN NV (a)	6,053	139,158
		756,519
Internet – 12.8%
Amazon.com, Inc. (a)	7,622	1,034,534
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	699	417,303
Check Point Software Technologies Ltd. (a)	5,333	186,975
eBay, Inc. (a)	25,027	674,478
Expedia, Inc.	7,349	183,431
Google, Inc. Class A (a)	3,831	2,172,215
Liberty Media Corp. - Interactive Class A (a)	14,141	216,499
Priceline.com, Inc. (a)	1,245	317,475
Symantec Corp. (a)	21,787	368,636
VeriSign, Inc. (a)	4,469	116,239
Yahoo!, Inc. (a)	17,418	287,919
		5,975,704
Lodging – 0.6%
Wynn Resorts Ltd.	3,473	263,358
Machinery — Construction & Mining – 0.3%
Joy Global, Inc.	2,594	146,820
Media – 4.1%
Comcast Corp. Class A	37,355	703,021
DIRECTV Class A (a)	17,185	581,025
DISH Network Corp. Class A	5,539	115,322
News Corp. Class A	36,835	530,792
		1,930,160
Pharmaceuticals – 7.7%
Cephalon, Inc. (a)	1,881	127,494
DENTSPLY International, Inc.	3,663	127,656
Express Scripts, Inc. (a)	6,340	645,158
Gilead Sciences, Inc. (a)	22,871	1,040,173
Mylan, Inc. (a)	8,031	182,384
Patterson Cos., Inc.	3,019	93,740
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	19,008	1,199,025
Warner Chilcott PLC Class A (a)	6,481	165,589
		3,581,219
Retail – 5.4%
Bed Bath & Beyond, Inc. (a)	9,084	397,516
Costco Wholesale Corp.	5,991	357,722
O'Reilly Automotive, Inc. (a)	3,537	147,528
Ross Stores, Inc.	3,229	172,655
Sears Holdings Corp. (a)	3,104	336,567
Staples, Inc.	12,549	293,521
Starbucks Corp. (a)	26,725	648,616
Urban Outfitters, Inc. (a)	4,310	163,909
		2,518,034
Semiconductors – 7.6%
Altera Corp.	10,835	263,399
Applied Materials, Inc.	18,022	242,937
Broadcom Corp. Class A	10,300	341,754
Intel Corp.	50,003	1,113,067
KLA-Tencor Corp.	5,357	165,638
Lam Research Corp. (a)	3,400	126,888
Linear Technology Corp.	7,715	218,180
Marvell Technology Group Ltd. (a)	15,371	313,261
Maxim Integrated Products, Inc.	7,769	150,641
Microchip Technology, Inc.	3,935	110,810
NVIDIA Corp. (a)	14,095	244,971
Xilinx, Inc.	9,499	242,224
		3,533,770
Software – 14.0%
Activision Blizzard, Inc.	29,293	353,273
Adobe Systems, Inc. (a)	13,276	469,572
Autodesk, Inc. (a)	6,193	182,198
BMC Software, Inc. (a)	5,455	207,290
CA, Inc.	12,861	301,848

The accompanying notes are an integral part of the financial statements.

MassMutual Select NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cerner Corp. (a)	2,103	$178,881
Citrix Systems, Inc. (a)	5,622	266,876
Electronic Arts, Inc. (a)	8,488	158,386
Fiserv, Inc. (a)	4,934	250,450
Infosys Technologies Ltd. Sponsored ADR (India)	2,855	168,017
Intuit, Inc. (a)	10,311	354,080
Microsoft Corp.	77,970	2,282,182
Oracle Corp.	53,969	1,386,464
		6,559,517
Telecommunications – 9.6%
Cisco Systems, Inc. (a)	52,837	1,375,347
Millicom International Cellular SA	2,717	242,221
NII Holdings, Inc. (a)	4,179	174,097
Qualcomm, Inc.	52,361	2,198,639
Virgin Media, Inc.	8,713	150,386
Vodafone Group PLC Sponsored ADR (United Kingdom)	15,753	366,887
		4,507,577
Textiles – 0.3%
Cintas Corp.	4,744	133,259
Toys, Games & Hobbies – 0.5%
Mattel, Inc.	10,695	243,204
Transportation – 1.2%
C.H. Robinson Worldwide, Inc.	4,250	237,362
Expeditors International of Washington, Inc.	5,390	198,999
J.B. Hunt Transport Services, Inc.	3,274	117,471
		553,832
TOTAL COMMON STOCK (Cost $37,802,331)		46,501,123
TOTAL EQUITIES (Cost $37,802,331)		46,501,123
TOTAL LONG-TERM INVESTMENTS (Cost $37,802,331)		46,501,123
	Principal Amount
SHORT-TERM INVESTMENTS – 0.5%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$161,628	161,628
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	2,369	2,369
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill (c) 0.123% 5/06/10	85,000	84,990
TOTAL SHORT-TERM INVESTMENTS (Cost $248,987)		248,987
TOTAL INVESTMENTS – 100.1% (Cost $38,051,318) (d)		46,750,110
Other Assets/ (Liabilities) – (0.1)%		(50,067)
NET ASSETS – 100.0%		$46,700,043

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $161,628. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $165,218.
(c)	A portion of this security is held as collateral for open financial futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.2%
COMMON STOCK – 92.2%
Aerospace & Defense – 4.5%
The Boeing Co.	400,000	$29,044,000
Banks – 5.0%
Bank of New York Mellon Corp.	1,055,000	32,578,400
Beverages – 4.3%
Dr. Pepper Snapple Group, Inc.	800,000	28,136,000
Commercial Services – 5.5%
Robert Half International, Inc.	1,162,100	35,362,703
Computers – 7.9%
Diebold, Inc.	600,000	19,056,000
Hewlett-Packard Co.	600,000	31,890,000
		50,946,000
Diversified Financial – 8.8%
Discover Financial Services	1,979,500	29,494,550
Franklin Resources, Inc.	250,000	27,725,000
		57,219,550
Foods – 2.5%
Safeway, Inc.	638,700	15,878,082
Leisure Time – 6.0%
Carnival Corp.	1,000,000	38,880,000
Lodging – 5.2%
Starwood Hotels & Resorts Worldwide, Inc.	720,900	33,622,776
Machinery — Construction & Mining – 4.4%
Caterpillar, Inc.	448,200	28,169,370
Manufacturing – 4.3%
Illinois Tool Works, Inc.	586,500	27,776,640
Media – 3.6%
Discovery Communications, Inc. Series C (a)	800,000	23,528,000
Oil & Gas – 3.1%
Apache Corp.	200,000	20,300,000
Oil & Gas Services – 4.0%
National Oilwell Varco, Inc.	484,770	19,671,967
Transocean Ltd. (a)	72,000	6,219,360
		25,891,327
Retail – 10.1%
Best Buy Co., Inc.	700,000	29,778,000
Tiffany & Co.	750,000	35,617,500
		65,395,500
Semiconductors – 11.9%
Applied Materials, Inc.	2,400,000	32,352,000
Intel Corp.	2,000,000	44,520,000
		76,872,000
Transportation – 1.1%
Union Pacific Corp.	100,000	7,330,000
TOTAL COMMON STOCK (Cost $452,400,637)		596,930,348
TOTAL EQUITIES (Cost $452,400,637)		596,930,348
TOTAL LONG-TERM INVESTMENTS (Cost $452,400,637)		596,930,348
	Principal Amount
SHORT-TERM INVESTMENTS – 7.7%
Repurchase Agreement – 7.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$50,293,871	50,293,871
TOTAL SHORT-TERM INVESTMENTS (Cost $50,293,871)		50,293,871
TOTAL INVESTMENTS – 99.9% (Cost $502,694,508) (c)		647,224,219
Other Assets/ (Liabilities) – 0.1%		350,699
NET ASSETS – 100.0%		$647,574,918

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $50,293,885. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $51,300,716.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.6%
Aerospace & Defense – 0.8%
L-3 Communications Holdings, Inc.	11,600	$1,062,908
Agriculture – 1.1%
Reynolds American, Inc.	26,800	1,446,664
Apparel – 0.8%
VF Corp.	13,400	1,074,010
Auto Manufacturers – 0.8%
Navistar International Corp. (a)	23,850	1,066,811
Automotive & Parts – 0.7%
Lear Corp. (a)	12,000	952,200
Banks – 3.1%
Comerica, Inc.	44,050	1,675,662
Fifth Third Bancorp	105,500	1,433,745
Northern Trust Corp. (a)	16,350	903,501
		4,012,908
Biotechnology – 0.6%
Life Technologies Corp. (a)	13,775	720,019
Building Materials – 0.6%
Owens Corning, Inc. (a)	29,100	740,304
Chemicals – 2.2%
Celanese Corp. Series A	18,700	595,595
CF Industries Holdings, Inc.	5,650	515,167
Eastman Chemical Co.	25,625	1,631,800
		2,742,562
Coal – 1.2%
Alpha Natural Resources, Inc. (a)	30,850	1,539,107
Commercial Services – 1.8%
Donnelley (R.R.) & Sons Co.	52,300	1,116,605
McKesson Corp.	17,700	1,163,244
		2,279,849
Computers – 0.4%
Lexmark International, Inc. Class A (a)	12,600	454,608
Distribution & Wholesale – 1.6%
United Stationers, Inc. (a)	20,325	1,196,126
W.W. Grainger, Inc.	7,975	862,257
		2,058,383
Diversified Financial – 4.7%
Ameriprise Financial, Inc.	47,850	2,170,476
Discover Financial Services	109,700	1,634,530
Federated Investors, Inc. Class B	41,200	1,086,856
Stifel Financial Corp. (a)	20,300	1,091,125
		5,982,987
Electric – 6.0%
American Electric Power Co., Inc.	44,450	1,519,301
CMS Energy Corp.	119,150	1,842,059
DTE Energy Co.	46,200	2,060,520
Edison International	31,900	1,090,023
SCANA Corp.	29,100	1,093,869
		7,605,772
Electronics – 2.4%
Garmin Ltd.	30,300	1,165,944
Jabil Circuit, Inc.	62,800	1,016,732
Tyco Electronics Ltd.	31,550	866,994
		3,049,670
Engineering & Construction – 0.9%
Fluor Corp.	23,700	1,102,287
Foods – 5.2%
ConAgra Foods, Inc.	41,600	1,042,912
Corn Products International, Inc.	30,300	1,050,198
The J.M. Smucker Co.	25,050	1,509,513
Ralcorp Holdings, Inc. (a)	12,000	813,360
SUPERVALU, Inc.	66,300	1,105,884
Tyson Foods, Inc. Class A	55,250	1,058,037
		6,579,904
Forest Products & Paper – 1.5%
International Paper Co.	28,950	712,459
Schweitzer-Mauduit International, Inc.	14,875	707,455
Temple-Inland, Inc.	26,400	539,352
		1,959,266
Gas – 3.5%
AGL Resources, Inc.	29,200	1,128,580
Atmos Energy Corp. (a)	37,700	1,077,089
NiSource, Inc.	69,400	1,096,520
Southern Union Co.	43,500	1,103,595
		4,405,784
Hand & Machine Tools – 1.1%
Stanley Black & Decker Inc.	23,475	1,347,700
Health Care — Products – 0.3%
Hologic, Inc. (a)	22,225	412,052
Health Care — Services – 1.4%
Health Management Associates, Inc. Class A (a)	107,700	926,220
HEALTHSOUTH Corp. (a)	46,035	860,855
		1,787,075
Home Builders – 0.4%
The Ryland Group, Inc.	24,100	540,804
Home Furnishing – 0.3%
Whirlpool Corp.	4,575	399,169
Household Products – 1.0%
Avery Dennison Corp. (a)	33,400	1,216,094
Housewares – 0.6%
Newell Rubbermaid, Inc.	48,800	741,760
Insurance – 7.3%
Aon Corp.	8,800	375,848
Genworth Financial, Inc. Class A (a)	54,900	1,006,866
The Hartford Financial Services Group, Inc. (a)	22,900	650,818
Mercury General Corp.	25,000	1,093,000
Prudential Financial, Inc.	17,775	1,075,387
Reinsurance Group of America, Inc. Class A	21,400	1,123,928
RenaissanceRe Holdings Ltd.	19,200	1,089,792
Unum Group	65,600	1,624,912

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
XL Capital Ltd. Class A	64,700	$1,222,830
		9,263,381
Iron & Steel – 2.9%
Cliffs Natural Resources, Inc.	18,300	1,298,385
Reliance Steel & Aluminum Co.	49,250	2,424,577
		3,722,962
Leisure Time – 0.4%
Harley-Davidson, Inc.	19,700	552,979
Lodging – 1.6%
Wyndham Worldwide Corp.	78,300	2,014,659
Machinery — Diversified – 0.8%
Eaton Corp.	13,675	1,036,155
Manufacturing – 2.8%
Cooper Industries PLC Class A	33,900	1,625,166
ITT Corp.	8,325	446,303
Parker Hannifin Corp. (a)	22,450	1,453,413
		3,524,882
Media – 1.1%
Viacom, Inc. Class B (a)	41,825	1,437,944
Mining – 0.8%
Yamana Gold, Inc.	103,900	1,023,415
Office Equipment/Supplies – 1.5%
Xerox Corp.	193,500	1,886,625
Oil & Gas – 5.6%
Chesapeake Energy Corp.	21,350	504,714
Cimarex Energy Co. (a)	17,800	1,056,964
Newfield Exploration Co. (a)	25,935	1,349,917
Nexen, Inc.	44,800	1,107,008
Noble Corp.	21,700	907,494
Questar Corp.	27,550	1,190,160
Whiting Petroleum Corp. (a)	12,450	1,006,458
		7,122,715
Oil & Gas Services – 1.5%
Oil States International, Inc. (a)	19,200	870,528
Tidewater, Inc. (a)	22,600	1,068,302
		1,938,830
Packaging & Containers – 0.9%
Sonoco Products Co.	35,400	1,089,966
Pharmaceuticals – 1.2%
AmerisourceBergen Corp.	14,200	410,664
Biovail Corp.	69,200	1,160,484
		1,571,148
Pipelines – 0.5%
El Paso Corp.	58,300	631,972
Real Estate – 0.6%
CB Richard Ellis Group, Inc. Class A (a)	47,375	750,894
Real Estate Investment Trusts (REITS) – 6.4%
Annaly Capital Management, Inc.	58,200	999,876
Boston Properties, Inc.	14,800	1,116,512
Duke Realty Corp.	90,600	1,123,440
Home Properties, Inc.	19,650	919,620
Hospitality Properties Trust	47,100	1,128,045
Mack-Cali Realty Corp.	31,600	1,113,900
Simon Property Group, Inc.	21,000	1,761,900
		8,163,293
Retail – 6.2%
Darden Restaurants, Inc.	18,675	831,784
Kohl's Corp. (a)	31,200	1,709,136
Limited Brands, Inc.	45,400	1,117,748
Nu Skin Enterprises, Inc. Class A	31,475	915,922
Phillips-Van Heusen Corp.	32,625	1,871,370
RadioShack Corp.	49,800	1,126,974
Williams-Sonoma, Inc.	14,650	385,149
		7,958,083
Savings & Loans – 1.6%
First Niagara Financial Group, Inc.	124,900	1,776,078
Hudson City Bancorp, Inc.	19,500	276,120
		2,052,198
Semiconductors – 2.2%
Micron Technology, Inc. (a)	130,200	1,352,778
Teradyne, Inc. (a)	126,225	1,409,933
		2,762,711
Software – 0.3%
Informatica Corp. (a)	12,350	331,721
Telecommunications – 4.6%
Amdocs Ltd. (a)	35,550	1,070,410
CenturyTel, Inc.	31,500	1,116,990
JDS Uniphase Corp. (a)	38,000	476,140
NTELOS Holdings Corp.	38,850	691,142
Qwest Communications International, Inc.	266,200	1,389,564
Windstream Corp.	99,800	1,086,822
		5,831,068
Toys, Games & Hobbies – 0.8%
Mattel, Inc.	47,400	1,077,876
TOTAL COMMON STOCK (Cost $113,303,834)		123,026,134
TOTAL EQUITIES (Cost $113,303,834)		123,026,134
TOTAL LONG-TERM INVESTMENTS (Cost $113,303,834)		123,026,134
	Principal Amount
SHORT-TERM INVESTMENTS – 3.0%
Repurchase Agreement – 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$3,773,072	3,773,072
TOTAL SHORT-TERM INVESTMENTS (Cost $3,773,072)		3,773,072
TOTAL INVESTMENTS – 99.6% (Cost $117,076,906) (c)		126,799,206
Other Assets/ (Liabilities) – 0.4%		479,509
NET ASSETS – 100.0%		$127,278,715

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Maturity value of $3,773,073. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $3,852,697.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.8%
COMMON STOCK – 97.8%
Auto Manufacturers – 1.6%
Oshkosh Corp. (a)	31,800	$1,282,811
Automotive & Parts – 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	92,000	918,160
Banks – 6.0%
First Midwest Bancorp, Inc.	53,900	730,345
International Bancshares Corp.	30,900	710,391
MB Financial, Inc.	24,200	545,226
Northwest Bancshares, Inc.	34,000	399,160
Synovus Financial Corp.	298,600	982,394
United Community Banks, Inc.	59,000	260,190
Webster Financial Corp.	43,400	759,066
Westamerica Bancorp	5,700	328,605
		4,715,377
Biotechnology – 1.1%
Charles River Laboratories International, Inc. (a)	21,400	841,234
Building Materials – 2.2%
Comfort Systems USA, Inc.	37,100	463,379
Gibraltar Industries, Inc. (a)	33,706	425,033
Simpson Manufacturing Co., Inc.	29,400	816,144
		1,704,556
Chemicals – 1.6%
PolyOne Corp. (a)	122,600	1,255,424
Commercial Services – 8.1%
Aaron's, Inc.	13,900	463,426
Administaff, Inc.	17,200	367,048
Arbitron, Inc.	34,300	914,438
Korn/Ferry International (a)	47,100	831,315
Maximus, Inc.	28,100	1,712,133
Valassis Communications, Inc. (a)	73,000	2,031,590
		6,319,950
Computers – 3.8%
Diebold, Inc.	44,900	1,426,024
Electronics for Imaging, Inc. (a)	29,223	339,864
Mentor Graphics Corp. (a)	93,300	748,266
Mercury Computer Systems, Inc. (a)	31,700	434,924
		2,949,078
Distribution & Wholesale – 1.4%
United Stationers, Inc. (a)	18,500	1,088,725
Diversified Financial – 0.2%
Credit Acceptance Corp. (a)	3,100	127,844
Electric – 1.6%
Unisource Energy Corp.	22,600	710,544
Westar Energy, Inc.	23,800	530,740
		1,241,284
Electrical Components & Equipment – 3.3%
Belden, Inc.	51,600	1,416,936
Littelfuse, Inc. (a)	30,400	1,155,504
		2,572,440
Electronics – 5.9%
Coherent, Inc. (a)	3,200	102,272
Faro Technologies, Inc. (a)	12,800	329,600
Gentex Corp.	57,100	1,108,882
Park Electrochemical Corp.	16,100	462,714
Plexus Corp. (a)	33,700	1,214,211
Vishay Intertechnology, Inc. (a)	132,800	1,358,544
		4,576,223
Engineering & Construction – 1.2%
Insituform Technologies, Inc. Class A (a)	34,200	910,062
Entertainment – 0.3%
Bally Technologies, Inc. (a)	6,200	251,348
Foods – 1.9%
Lance, Inc.	27,100	626,823
Ralcorp Holdings, Inc. (a)	12,400	840,472
		1,467,295
Forest Products & Paper – 0.7%
Deltic Timber Corp.	12,500	550,625
Gas – 2.3%
Atmos Energy Corp.	13,900	397,123
New Jersey Resources Corp.	9,900	371,844
UGI Corp.	25,000	663,500
WGL Holdings, Inc.	11,200	388,080
		1,820,547
Hand & Machine Tools – 1.1%
Regal-Beloit Corp.	14,600	867,386
Health Care — Services – 1.5%
AmSurg Corp. (a)	24,100	520,319
Centene Corp. (a)	4,000	96,160
ICON PLC Sponsored ADR (Ireland) (a)	20,700	546,480
		1,162,959
Home Furnishing – 1.5%
Whirlpool Corp.	13,200	1,151,700
Household Products – 0.7%
Acco Brands Corp. (a)	69,900	535,434
Insurance – 6.5%
Alleghany Corp. (a)	1,428	415,262
Assured Guaranty Ltd.	17,700	388,869
Delphi Financial Group, Inc. Class A	39,700	998,852
Platinum Underwriters Holdings Ltd.	21,600	800,928
Reinsurance Group of America, Inc. Class A	19,700	1,034,644
Torchmark Corp.	14,600	781,246
Universal American Corp. (a)	17,500	269,500
Validus Holdings Ltd.	13,200	363,396
		5,052,697
Internet – 1.0%
Websense, Inc. (a)	34,700	790,119
Investment Companies – 1.0%
Ares Capital Corp.	53,400	792,456

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time – 0.8%
Brunswick Corp.	40,000	$638,800
Lodging – 1.3%
Ameristar Casinos, Inc.	22,600	411,772
Choice Hotels International, Inc.	17,200	598,732
		1,010,504
Machinery — Construction & Mining – 1.2%
Terex Corp. (a)	41,200	935,652
Machinery — Diversified – 3.4%
Albany International Corp. Class A	39,700	854,741
Cognex Corp.	43,200	798,768
Flowserve Corp.	3,800	419,026
Zebra Technologies Corp. Class A (a)	20,100	594,960
		2,667,495
Manufacturing – 4.7%
Acuity Brands, Inc.	12,400	523,404
AptarGroup, Inc.	14,700	578,445
Carlisle Cos., Inc.	43,700	1,664,970
ESCO Technologies, Inc.	8,300	264,023
Matthews International Corp. Class A	17,500	621,250
		3,652,092
Media – 0.5%
John Wiley & Sons, Inc. Class A	9,500	411,160
Metal Fabricate & Hardware – 1.0%
Mueller Industries, Inc.	28,100	752,799
Oil & Gas – 3.8%
EXCO Resources, Inc.	42,000	771,960
Penn Virginia Corp.	20,400	499,800
Plains Exploration & Production Co. (a)	20,000	599,800
St. Mary Land & Exploration Co.	9,800	341,138
Whiting Petroleum Corp. (a)	8,900	719,476
		2,932,174
Oil & Gas Services – 0.9%
SEACOR Holdings, Inc. (a)	9,200	742,072
Pharmaceuticals – 2.1%
Herbalife Ltd.	22,600	1,042,312
NBTY, Inc. (a)	12,500	599,750
		1,642,062
Real Estate Investment Trusts (REITS) – 2.1%
DiamondRock Hospitality Co. (a)	40,434	408,788
Mack-Cali Realty Corp.	10,400	366,600
Realty Income Corp.	15,700	481,833
Ventas, Inc.	8,100	384,588
		1,641,809
Retail – 10.3%
Cabela's, Inc. (a)	56,200	982,938
Casey's General Stores, Inc.	20,100	631,140
The Cato Corp. Class A	47,000	1,007,680
CEC Entertainment, Inc. (a)	17,221	655,948
CKE Restaurants, Inc.	18,900	209,223
Dress Barn, Inc. (a)	23,400	612,144
Hibbett Sports, Inc. (a)	18,800	480,904
Men's Wearhouse, Inc.	50,600	1,211,364
O'Reilly Automotive, Inc. (a)	13,900	579,769
Sonic Corp. (a)	59,900	661,895
Stage Stores, Inc.	66,200	1,018,818
		8,051,823
Savings & Loans – 0.4%
NewAlliance Bancshares, Inc.	26,900	339,478
Semiconductors – 2.2%
Brooks Automation, Inc. (a)	95,400	841,428
Maxim Integrated Products, Inc.	44,900	870,611
		1,712,039
Software – 1.2%
Fiserv, Inc. (a)	19,100	969,516
Toys, Games & Hobbies – 1.3%
Mattel, Inc.	46,100	1,048,314
Transportation – 1.9%
Genesee & Wyoming, Inc. Class A (a)	22,500	767,700
Kirby Corp. (a)	18,800	717,220
		1,484,920
Trucking & Leasing – 1.0%
GATX Corp.	26,400	756,360
TOTAL COMMON STOCK (Cost $66,031,328)		76,334,803
TOTAL EQUITIES (Cost $66,031,328)		76,334,803
TOTAL LONG-TERM INVESTMENTS (Cost $66,031,328)		76,334,803
	Principal Amount
SHORT-TERM INVESTMENTS – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$2,275,679	2,275,679
TOTAL SHORT-TERM INVESTMENTS (Cost $2,275,679)		2,275,679
TOTAL INVESTMENTS – 100.7% (Cost $68,307,007) (c)		78,610,482
Other Assets/ (Liabilities) – (0.7)%		(577,081)
NET ASSETS – 100.0%		$78,033,401

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,275,680. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $2,324,673.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.9%
COMMON STOCK – 95.9%
Aerospace & Defense – 1.8%
AAR Corp. (a)	37,400	$928,268
Curtiss-Wright Corp.	25,650	892,620
Esterline Technologies Corp. (a)	33,150	1,638,605
Kaman Corp.	46,600	1,165,466
Kratos Defense & Security Solutions, Inc. (a)	27,400	390,998
Moog, Inc. Class A (a)	28,148	997,002
Teledyne Technologies, Inc. (a)	19,900	821,273
Triumph Group, Inc.	29,850	2,092,186
		8,926,418
Agriculture – 0.4%
Alliance One International, Inc. (a)	441,400	2,246,726
Airlines – 1.1%
Alaska Air Group, Inc. (a)	60,100	2,477,923
JetBlue Airways Corp. (a)	292,695	1,633,238
UAL Corp. (a)	76,110	1,487,951
		5,599,112
Apparel – 1.0%
Deckers Outdoor Corp. (a)	11,475	1,583,550
Skechers U.S.A., Inc. Class A (a)	62,575	2,272,724
Volcom, Inc. (a)	55,800	1,089,216
		4,945,490
Automotive & Parts – 0.8%
Cooper Tire & Rubber Co.	101,925	1,938,614
Spartan Motors, Inc.	125,425	702,380
Tenneco, Inc. (a)	64,200	1,518,330
		4,159,324
Banks – 6.8%
Boston Private Financial Holdings, Inc.	147,875	1,089,839
City Holding Co.	25,835	885,882
Columbia Banking System, Inc.	50,975	1,035,302
East West Bancorp, Inc.	162,875	2,837,282
F.N.B. Corp.	132,575	1,075,183
FirstMerit Corp.	62,312	1,344,070
Glacier Bancorp, Inc.	129,390	1,970,610
Home Bancshares, Inc.	75,960	2,008,382
IBERIABANK Corp.	21,715	1,303,117
Independent Bank Corp.	46,410	1,144,471
Nara Bancorp, Inc. (a)	67,795	593,884
National Penn Bancshares, Inc.	214,425	1,479,532
Old National Bancorp	113,225	1,353,039
Oriental Financial Group, Inc.	57,375	774,563
Prosperity Bancshares, Inc.	31,735	1,301,135
Signature Bank (a)	36,700	1,359,735
SVB Financial Group (a)	92,900	4,334,714
Trustmark Corp.	91,688	2,239,938
Umpqua Holdings Corp.	94,775	1,256,717
United Bankshares, Inc.	28,700	752,514
Webster Financial Corp.	70,700	1,236,543
Wintrust Financial Corp.	91,425	3,401,924
		34,778,376
Biotechnology – 0.3%
Celera Corp. (a)	80,370	570,627
Exelixis, Inc. (a)	162,900	988,803
		1,559,430
Building Materials – 1.9%
Comfort Systems USA, Inc.	87,100	1,087,879
Drew Industries, Inc. (a)	88,800	1,955,376
Gibraltar Industries, Inc. (a)	95,500	1,204,255
Interline Brands, Inc. (a)	108,880	2,083,963
Louisiana-Pacific Corp. (a)	140,175	1,268,584
Universal Forest Products, Inc.	47,800	1,841,256
		9,441,313
Chemicals – 2.1%
American Vanguard Corp.	89,100	726,165
Arch Chemicals, Inc.	64,700	2,225,033
Cabot Corp.	33,600	1,021,440
Innospec, Inc. (a)	136,715	1,553,083
Minerals Technologies, Inc.	18,500	959,040
OM Group, Inc. (a)	29,080	985,230
Rockwood Holdings, Inc. (a)	68,000	1,810,160
Symyx Technologies, Inc. (a)	84,700	380,303
The Valspar Corp.	41,300	1,217,524
		10,877,978
Coal – 0.3%
Cloud Peak Energy, Inc. (a)	39,600	658,944
Patriot Coal Corp. (a)	45,450	929,907
		1,588,851
Commercial Services – 6.1%
Aaron's, Inc.	189,700	6,324,598
Albany Molecular Research, Inc. (a)	55,150	460,503
CDI Corp.	53,900	790,174
Chemed Corp.	12,080	656,910
Consolidated Graphics, Inc. (a)	22,810	944,562
Corinthian Colleges, Inc. (a)	70,000	1,231,300
Deluxe Corp.	46,450	902,059
Dollar Thrifty Automotive Group, Inc. (a)	48,000	1,542,240
DynCorp International, Inc. Class A (a)	79,525	913,742
Electro Rent Corp.	117,000	1,536,210
FTI Consulting, Inc. (a)	48,400	1,903,088
Global Payments, Inc.	35,900	1,635,245
Landauer, Inc.	23,800	1,552,236
McGrath Rentcorp	107,700	2,609,571
Navigant Consulting, Inc. (a)	121,800	1,477,434
On Assignment, Inc. (a)	162,900	1,161,477
PAREXEL International Corp. (a)	32,075	747,668
Pharmaceutical Product Development, Inc.	91,150	2,164,813
Rent-A-Center, Inc. (a)	41,900	990,935
Service Corp. International	104,375	958,163
Startek, Inc. (a)	92,536	643,125
		31,146,053

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers – 0.5%
Palm, Inc. (a)	118,100	$444,056
SRA International, Inc. Class A (a)	42,100	875,259
Xyratex Ltd. (a)	69,800	1,181,714
		2,501,029
Distribution & Wholesale – 2.1%
Beacon Roofing Supply, Inc. (a)	198,100	3,789,653
Owens & Minor, Inc.	95,800	4,444,162
Pool Corp.	74,300	1,682,152
Watsco, Inc.	15,503	881,811
		10,797,778
Diversified Financial – 2.1%
E*TRADE Financial Corp. (a)	390,550	644,408
Eaton Vance Corp.	42,927	1,439,772
Jefferies Group, Inc.	49,100	1,162,197
JMP Group, Inc.	66,300	563,550
Knight Capital Group, Inc. Class A (a)	70,900	1,081,225
Ocwen Financial Corp. (a)	81,175	900,231
Piper Jaffray Cos., Inc. (a)	25,600	1,031,680
Raymond James Financial, Inc.	54,903	1,468,106
Stifel Financial Corp. (a)	39,850	2,141,937
Student Loan Corp.	11,400	405,042
		10,838,148
Electric – 2.8%
Avista Corp.	111,230	2,303,573
Black Hills Corp.	59,900	1,817,965
Cleco Corp.	107,840	2,863,152
El Paso Electric Co. (a)	94,200	1,940,520
The Empire District Electric Co.	24,700	445,094
MGE Energy, Inc.	28,325	1,001,572
NorthWestern Corp.	29,800	798,938
Pike Electric Corp. (a)	107,250	999,570
Westar Energy, Inc.	98,120	2,188,076
		14,358,460
Electrical Components & Equipment – 1.4%
Advanced Energy Industries, Inc. (a)	105,000	1,738,800
Belden, Inc.	68,200	1,872,772
C&D Technologies, Inc. (a)	82,600	132,160
GrafTech International Ltd. (a)	53,960	737,633
Hubbell, Inc. Class B	19,640	990,445
Littelfuse, Inc. (a)	49,900	1,896,699
		7,368,509
Electronics – 2.4%
Analogic Corp.	23,900	1,021,247
Checkpoint Systems, Inc. (a)	40,198	889,180
CTS Corp.	61,640	580,649
FLIR Systems, Inc. (a)	69,100	1,948,620
Itron, Inc. (a)	19,400	1,407,858
Methode Electronics, Inc.	40,800	403,920
Newport Corp. (a)	71,100	888,750
Technitrol, Inc.	159,595	842,661
Thomas & Betts Corp. (a)	23,825	934,893
Woodward Governor Co.	108,200	3,460,236
		12,378,014
Engineering & Construction – 1.5%
Chicago Bridge & Iron Co. NV (a)	78,675	1,829,981
Insituform Technologies, Inc. Class A (a)	104,900	2,791,389
Sterling Construction Co., Inc. (a)	30,400	477,888
URS Corp. (a)	49,350	2,448,253
		7,547,511
Entertainment – 0.2%
Ascent Media Corp. Series A (a)	31,100	847,475
Environmental Controls – 0.6%
Mine Safety Appliances Co.	18,900	528,444
Waste Connections, Inc. (a)	70,700	2,400,972
		2,929,416
Foods – 0.6%
Nash Finch Co.	41,600	1,399,840
Spartan Stores, Inc.	38,890	560,794
TreeHouse Foods, Inc. (a)	30,705	1,347,028
		3,307,662
Forest Products & Paper – 1.8%
Clearwater Paper Corp. (a)	30,800	1,516,900
Deltic Timber Corp.	40,343	1,777,109
Domtar Corp. (a)	26,800	1,726,188
Potlatch Corp.	92,005	3,223,855
Wausau Paper Corp. (a)	126,500	1,080,310
		9,324,362
Gas – 1.5%
AGL Resources, Inc.	26,395	1,020,167
Atmos Energy Corp.	71,255	2,035,755
South Jersey Industries, Inc.	23,597	990,838
Southwest Gas Corp.	54,700	1,636,624
Vectren Corp.	38,500	951,720
WGL Holdings, Inc.	27,500	952,875
		7,587,979
Hand & Machine Tools – 0.3%
Franklin Electric Co., Inc.	17,900	536,821
Snap-on, Inc.	22,600	979,484
		1,516,305
Health Care — Products – 1.0%
AngioDynamics, Inc. (a)	69,500	1,085,590
Quidel Corp. (a)	69,300	1,007,622
West Pharmaceutical Services, Inc.	57,300	2,403,735
Wright Medical Group, Inc. (a)	27,900	495,783
		4,992,730
Health Care — Services – 2.0%
Amedisys, Inc. (a)	18,500	1,021,570
AMERIGROUP Corp. (a)	63,875	2,123,205
Covance, Inc. (a)	21,100	1,295,329
Healthways, Inc. (a)	42,530	683,457
Magellan Health Services, Inc. (a)	22,610	983,083
MEDNAX, Inc. (a)	23,299	1,355,769
National Healthcare Corp.	41,400	1,464,732
Triple-S Management Corp. Class B (a)	61,600	1,093,400
		10,020,545
Holding Company — Diversified – 0.3%
Compass Diversified Holdings	94,100	1,435,966
Home Builders – 1.1%
M/I Homes, Inc. (a)	51,400	753,010
Meritage Home Corp. (a)	106,100	2,228,100
The Ryland Group, Inc.	20,525	460,581

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standard Pacific Corp. (a)	112,625	$509,065
Winnebago Industries, Inc. (a)	115,100	1,681,611
		5,632,367
Home Furnishing – 0.5%
Ethan Allen Interiors, Inc.	17,700	365,151
La-Z-Boy, Inc. (a)	108,375	1,359,023
Stanley Furniture Co., Inc. (a)	65,400	664,464
		2,388,638
Household Products – 0.4%
CSS Industries, Inc.	48,000	964,800
The Scotts Miracle-Gro Co. Class A	27,100	1,256,085
		2,220,885
Housewares – 0.3%
The Toro Co.	26,500	1,303,005
Insurance – 5.5%
Argo Group International Holdings Ltd.	61,453	2,002,753
Assured Guaranty Ltd.	58,825	1,292,385
Conseco, Inc. (a)	176,575	1,098,297
Delphi Financial Group, Inc. Class A	96,552	2,429,248
Employers Holdings, Inc.	114,500	1,700,325
Maiden Holdings Ltd.	167,225	1,235,793
Markel Corp. (a)	4,300	1,611,038
Max Capital Group Ltd.	89,400	2,055,306
MGIC Investment Corp. (a)	144,500	1,585,165
Montpelier Re Holdings Ltd.	63,705	1,070,881
National Interstate Corp.	67,600	1,399,996
Platinum Underwriters Holdings Ltd.	28,740	1,065,679
ProAssurance Corp. (a)	100,925	5,908,150
Protective Life Corp.	54,400	1,196,256
Reinsurance Group of America, Inc. Class A	29,700	1,559,844
State Auto Financial Corp. Class A	29,800	534,910
United Fire & Casualty Co.	27,700	498,323
		28,244,349
Internet – 1.2%
Digital River, Inc. (a)	35,900	1,087,770
j2 Global Communications, Inc. (a)	46,905	1,097,577
SonicWALL, Inc. (a)	131,535	1,143,039
United Online, Inc.	156,850	1,173,238
Websense, Inc. (a)	79,900	1,819,323
		6,320,947
Investment Companies – 1.5%
Apollo Investment Corp.	103,075	1,312,145
Ares Capital Corp.	279,050	4,141,102
Hercules Technology Growth Capital, Inc.	126,300	1,337,517
Kohlberg Capital Corp.	120,233	680,519
		7,471,283
Iron & Steel – 1.2%
Carpenter Technology Corp.	93,750	3,431,250
Cliffs Natural Resources, Inc.	19,625	1,392,393
Olympic Steel, Inc.	33,075	1,079,899
		5,903,542
Leisure Time – 0.7%
Brunswick Corp.	89,300	1,426,121
Callaway Golf Co.	148,975	1,313,960
LIFE TIME FITNESS, Inc. (a)	36,500	1,025,650
		3,765,731
Lodging – 0.5%
Orient-Express Hotels Ltd. (a)	175,600	2,490,008
Machinery — Construction & Mining – 1.0%
Astec Industries, Inc. (a)	32,800	949,888
Bucyrus International, Inc.	43,400	2,863,966
Terex Corp. (a)	50,775	1,153,100
		4,966,954
Machinery — Diversified – 1.8%
Cascade Corp.	32,600	1,050,046
IDEX Corp.	74,025	2,450,227
Nordson Corp.	56,500	3,837,480
Robbins & Myers, Inc.	72,900	1,736,478
		9,074,231
Manufacturing – 3.4%
Ameron International Corp.	29,000	1,823,810
AptarGroup, Inc.	83,500	3,285,725
Barnes Group, Inc.	74,800	1,454,860
Ceradyne, Inc. (a)	58,235	1,321,352
EnPro Industries, Inc. (a)	35,850	1,042,518
Harsco Corp.	31,500	1,006,110
Hexcel Corp. (a)	75,200	1,085,888
Matthews International Corp. Class A	78,100	2,772,550
Myers Industries, Inc.	221,395	2,320,220
Teleflex, Inc.	17,850	1,143,649
		17,256,682
Media – 0.1%
Saga Communications, Inc. Class A (a)	22,500	505,800
Metal Fabricate & Hardware – 1.1%
Ampco-Pittsburgh Corp.	36,860	914,865
Circor International, Inc.	43,000	1,428,030
Sims Group Ltd. Sponsored ADR (Australia)	102,700	2,017,028
The Timken Co.	41,700	1,251,417
		5,611,340
Mining – 1.6%
Amcol International Corp.	39,100	1,063,520
Brush Engineered Materials, Inc. (a)	44,975	1,015,086
Franco-Nevada Corp.	53,100	1,424,679
Globe Specialty Metals, Inc. (a)	115,425	1,291,606
Royal Gold, Inc.	36,388	1,681,489
RTI International Metals, Inc. (a)	56,575	1,715,920
		8,192,300
Oil & Gas – 4.2%
Arena Resources, Inc. (a)	35,000	1,169,000
Atwood Oceanics, Inc. (a)	53,175	1,841,450
Cabot Oil & Gas Corp.	103,190	3,797,392
Forest Oil Corp. (a)	52,000	1,342,640
Hercules Offshore, Inc. (a)	89,800	387,038
Mariner Energy, Inc. (a)	64,684	968,319
Penn Virginia Corp.	160,600	3,934,700
Rosetta Resources, Inc. (a)	33,625	791,869

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
St. Mary Land & Exploration Co.	53,350	$1,857,114
Stone Energy Corp. (a)	37,175	659,856
Swift Energy Co. (a)	36,800	1,131,232
Whiting Petroleum Corp. (a)	46,200	3,734,808
		21,615,418
Oil & Gas Services – 1.9%
CARBO Ceramics, Inc.	28,600	1,782,924
Complete Production Services, Inc. (a)	50,000	577,500
Core Laboratories NV	11,100	1,451,880
Dril-Quip, Inc. (a)	16,100	979,524
Gulf Island Fabrication, Inc.	29,725	646,519
Helix Energy Solutions Group, Inc. (a)	79,100	1,030,673
ION Geophysical Corp. (a)	82,550	406,146
Newpark Resources, Inc. (a)	85,850	450,712
TETRA Technologies, Inc. (a)	180,950	2,211,209
Union Drilling, Inc. (a)	49,500	304,920
		9,842,007
Pharmaceuticals – 1.2%
Akorn, Inc. (a)	281,585	430,825
Biovail Corp.	47,075	789,448
Inspire Pharmaceuticals, Inc. (a)	100,855	629,335
NBTY, Inc. (a)	32,000	1,535,360
Par Pharmaceutical Cos., Inc. (a)	25,285	627,068
PharMerica Corp. (a)	34,650	631,323
Salix Pharmaceuticals Ltd. (a)	23,875	889,344
Viropharma, Inc. (a)	51,105	696,561
		6,229,264
Pipelines – 0.2%
ONEOK, Inc.	25,000	1,141,250
Real Estate Investment Trusts (REITS) – 5.7%
Acadia Realty Trust	57,000	1,018,020
American Campus Communities, Inc.	43,395	1,200,306
CBL & Associates Properties, Inc.	235,300	3,223,610
Cedar Shopping Centers, Inc.	110,400	873,264
Developers Diversified Realty Corp.	61,875	753,019
First Potomac Realty Trust	126,600	1,902,798
Hatteras Financial Corp.	56,300	1,450,851
Hersha Hospitality Trust	193,100	1,000,258
Highwoods Properties, Inc.	31,275	992,356
Kilroy Realty Corp.	81,300	2,507,292
LaSalle Hotel Properties	97,300	2,267,090
Lexington Realty Trust	155,950	1,015,234
LTC Properties, Inc.	62,870	1,701,262
Medical Properties Trust, Inc.	88,100	923,288
MFA Financial, Inc.	135,425	996,728
National Retail Properties, Inc.	73,005	1,666,704
Parkway Properties, Inc.	40,600	762,468
Redwood Trust, Inc.	81,400	1,255,188
Sun Communities, Inc.	71,320	1,797,264
Washington Real Estate Investment Trust	52,700	1,609,985
		28,916,985
Retail – 4.6%
Asbury Automotive Group, Inc. (a)	93,490	1,243,417
Brinker International, Inc.	33,401	643,971
Build-A-Bear Workshop, Inc. (a)	128,510	914,991
Casey's General Stores, Inc.	52,000	1,632,800
Cash America International, Inc.	45,561	1,798,748
Chico's FAS, Inc.	120,525	1,737,970
Fred's, Inc. Class A	87,600	1,049,448
Haverty Furniture Cos., Inc.	107,700	1,757,664
Insight Enterprises, Inc. (a)	75,185	1,079,657
MarineMax, Inc. (a)	82,500	887,700
Men's Wearhouse, Inc.	74,000	1,771,560
Phillips-Van Heusen Corp.	30,500	1,749,480
School Specialty, Inc. (a)	62,060	1,409,383
Sonic Corp. (a)	42,250	466,862
Stein Mart, Inc. (a)	152,600	1,377,978
The Wet Seal, Inc. Class A (a)	436,485	2,077,669
Zumiez, Inc. (a)	92,920	1,903,931
		23,503,229
Savings & Loans – 1.3%
Astoria Financial Corp.	77,550	1,124,475
Dime Community Bancshares	77,835	983,056
First Niagara Financial Group, Inc.	72,585	1,032,159
Flushing Financial Corp.	76,410	967,351
NewAlliance Bancshares, Inc.	112,095	1,414,639
Washington Federal, Inc.	51,195	1,040,282
		6,561,962
Semiconductors – 2.3%
ATMI, Inc. (a)	47,300	913,363
Brooks Automation, Inc. (a)	121,405	1,070,792
Cabot Microelectronics Corp. (a)	23,800	900,354
Fairchild Semiconductor International, Inc. (a)	214,800	2,287,620
Formfactor, Inc. (a)	60,200	1,069,152
Microsemi Corp. (a)	78,400	1,359,456
Teradyne, Inc. (a)	140,900	1,573,853
TriQuint Semiconductor, Inc. (a)	153,925	1,077,475
Zoran Corp. (a)	154,300	1,660,268
		11,912,333
Software – 1.6%
CSG Systems International, Inc. (a)	40,495	848,775
Progress Software Corp. (a)	90,000	2,828,700
Seachange International, Inc. (a)	191,250	1,373,175
SYNNEX Corp. (a)	62,700	1,853,412
VeriFone Holdings, Inc. (a)	52,260	1,056,175
		7,960,237
Telecommunications – 3.1%
Arris Group, Inc. (a)	212,550	2,552,725
Black Box Corp.	46,105	1,418,190
CommScope, Inc. (a)	24,805	695,036
Finisar Corp. (a)	125,324	1,968,840
Harmonic, Inc. (a)	231,950	1,463,605
Ixia (a)	157,500	1,460,025
NICE Systems Ltd. ADR (Israel) (a)	40,955	1,300,321
Premiere Global Services, Inc. (a)	157,800	1,303,428

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SBA Communications Corp. Class A (a)	27,900	$1,006,353
Sonus Networks, Inc. (a)	338,500	883,485
Symmetricom, Inc. (a)	93,305	543,968
ViaSat, Inc. (a)	32,500	1,124,825
		15,720,801
Textiles – 0.4%
Culp, Inc. (a)	50,600	606,694
G&K Services, Inc. Class A	57,500	1,488,100
		2,094,794
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	57,540	750,897
Transportation – 3.7%
Air Transport Services Group Inc. (a)	64,025	214,164
American Commercial Lines, Inc. (a)	34,406	863,590
Bristow Group, Inc. (a)	19,300	728,189
Con-way, Inc.	24,625	864,830
Genesee & Wyoming, Inc. Class A (a)	86,800	2,961,616
Hub Group, Inc. Class A (a)	51,765	1,448,385
Kirby Corp. (a)	87,000	3,319,050
Landstar System, Inc.	117,200	4,920,056
Nordic American Tanker Shipping Ltd.	11,720	354,764
Seaspan Corp.	138,400	1,388,152
UTI Worldwide, Inc.	117,900	1,806,228
		18,869,024
TOTAL COMMON STOCK (Cost $450,790,314)		489,487,223
CONVERTIBLE PREFERRED STOCK – 1.0%
Banks – 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,708,233
Insurance – 0.3%
Assured Guaranty Ltd. 8.500%	18,400	1,626,192
Oil & Gas – 0.3%
Whiting Petroleum Corp. 6.250%	7,400	1,464,608
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,830,431)		4,799,033
TOTAL EQUITIES (Cost $453,620,745)		494,286,256
MUTUAL FUNDS – 0.9%
Diversified Financial – 0.9%
First Opportunity Fund, Inc.	120,031	842,618
iShares Russell 2000 Value Index Fund	56,700	3,619,728
T. Rowe Price Reserve Investment Fund	308,453	308,453
TOTAL MUTUAL FUNDS (Cost $5,635,534)		4,770,799
TOTAL LONG-TERM INVESTMENTS (Cost $459,256,279)		499,057,055
	Principal Amount
SHORT-TERM INVESTMENTS – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$12,130,625	12,130,625
TOTAL SHORT-TERM INVESTMENTS (Cost $12,130,625)		12,130,625
TOTAL INVESTMENTS – 100.2% (Cost $471,386,904) (c)		511,187,680
Other Assets/ (Liabilities) – (0.2)%		(866,759)
NET ASSETS – 100.0%		$510,320,921

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,130,628. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $12,379,942.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Advertising – 1.0%
Focus Media Holding Ltd. ADR (China) (a)	44,780	$817,683
Aerospace & Defense – 1.5%
BE Aerospace, Inc. (a)	22,700	691,215
Rockwell Collins, Inc.	8,100	506,979
		1,198,194
Airlines – 1.6%
Continental Airlines, Inc. Class B (a)	15,410	338,558
JetBlue Airways Corp. (a)	73,000	407,340
US Airways Group, Inc. (a)	67,600	496,860
		1,242,758
Apparel – 0.2%
The Warnaco Group, Inc. (a)	3,830	182,729
Auto Manufacturers – 0.7%
Navistar International Corp. (a)	12,600	563,598
Banks – 0.5%
Fifth Third Bancorp	28,610	388,810
Beverages – 1.7%
Green Mountain Coffee Roasters, Inc. (a)	10,550	1,021,451
Hansen Natural Corp. (a)	6,700	290,646
		1,312,097
Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc. (a)	6,450	350,686
Charles River Laboratories International, Inc. (a)	7,360	289,322
Human Genome Sciences, Inc. (a)	6,540	197,508
Regeneron Pharmaceuticals, Inc. (a)	5,400	143,046
Vertex Pharmaceuticals, Inc. (a)	5,280	215,794
		1,196,356
Building Materials – 2.4%
Eagle Materials, Inc.	19,100	506,914
Lennox International, Inc.	8,500	376,720
Masco Corp.	49,900	774,448
Owens Corning, Inc. (a)	8,590	218,530
		1,876,612
Chemicals – 1.4%
CF Industries Holdings, Inc.	8,620	785,972
Ecolab, Inc.	6,680	293,586
		1,079,558
Coal – 1.6%
Alpha Natural Resources, Inc. (a)	4,240	211,534
CONSOL Energy, Inc.	4,790	204,341
Massey Energy Co.	6,000	313,740
Peabody Energy Corp.	4,600	210,220
Walter Energy, Inc.	3,170	292,496
		1,232,331
Commercial Services – 5.3%
Corrections Corporation of America (a)	26,800	532,248
Genpact Ltd. (a)	23,800	399,126
Global Payments, Inc.	7,430	338,437
Great American Group, Inc. (a)	60,300	132,660
Hertz Global Holdings, Inc. (a)	24,600	245,754
Localiza Rent a Car SA	41,500	437,810
Pharmaceutical Product Development, Inc.	16,500	391,875
Robert Half International, Inc.	7,360	223,965
Strayer Education, Inc.	2,000	487,040
VistaPrint NV (a)	16,780	960,655
		4,149,570
Computers – 4.4%
Cognizant Technology Solutions Corp. Class A (a)	9,040	460,859
NetApp, Inc. (a)	27,910	908,750
Riverbed Technology, Inc. (a)	16,900	479,960
SanDisk Corp. (a)	16,900	585,247
Seagate Technology (a)	55,500	1,013,430
		3,448,246
Cosmetics & Personal Care – 0.5%
Avon Products, Inc.	12,290	416,262
Distribution & Wholesale – 1.0%
Fastenal Co.	7,370	353,686
Pool Corp.	18,720	423,821
		777,507
Diversified Financial – 4.3%
Affiliated Managers Group, Inc. (a)	4,320	341,280
Ameriprise Financial, Inc.	16,480	747,533
IntercontinentalExchange, Inc. (a)	3,520	394,873
Invesco Ltd.	19,700	431,627
T. Rowe Price Group, Inc.	10,010	549,849
TD Ameritrade Holding Corp. (a)	16,460	313,728
Waddell & Reed Financial, Inc. Class A	15,600	562,224
		3,341,114
Electronics – 2.8%
Gentex Corp.	23,100	448,602
Jabil Circuit, Inc.	27,300	441,987
Sanmina-SCI Corp. (a)	32,700	539,550
Trimble Navigation Ltd. (a)	16,650	478,188
Waters Corp. (a)	3,960	267,458
		2,175,785
Engineering & Construction – 0.4%
McDermott International, Inc. (a)	12,880	346,730
Entertainment – 0.7%
DreamWorks Animation SKG, Inc. Class A (a)	13,000	512,070
Foods – 0.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR (Brazil)	2,850	191,606

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc. (a)	14,070	$508,630
		700,236
Hand & Machine Tools – 0.7%
Regal-Beloit Corp.	5,800	344,578
Stanley Black & Decker Inc.	3,740	214,713
		559,291
Health Care — Products – 2.9%
Beckman Coulter, Inc.	1,911	120,011
Edwards Lifesciences Corp. (a)	6,680	660,518
Henry Schein, Inc. (a)	4,080	240,312
Hologic, Inc. (a)	33,000	611,820
Intuitive Surgical, Inc. (a)	1,760	612,709
		2,245,370
Health Care — Services – 2.8%
CIGNA Corp.	5,960	218,017
Community Health Systems, Inc. (a)	4,880	180,218
Coventry Health Care, Inc. (a)	18,300	452,376
DaVita, Inc. (a)	3,830	242,822
Health Management Associates, Inc. Class A (a)	17,010	146,286
Humana, Inc. (a)	10,100	472,377
Lincare Holdings, Inc. (a)	11,000	493,680
		2,205,776
Home Builders – 2.0%
D.R. Horton, Inc.	42,400	534,240
MRV Engenharia e Participacoes SA	61,600	428,976
Pulte Group, Inc. (a)	54,620	614,475
		1,577,691
Home Furnishing – 0.8%
Tempur-Pedic International, Inc. (a)	21,000	633,360
Household Products – 1.1%
Jarden Corp.	25,320	842,903
Insurance – 1.1%
Genworth Financial, Inc. Class A (a)	43,880	804,759
Phoenix Group Holdings (a)	6,061	61,909
		866,668
Internet – 4.0%
Equinix, Inc. (a)	6,000	584,040
F5 Networks, Inc. (a)	9,750	599,723
GSI Commerce, Inc. (a)	23,400	647,478
McAfee, Inc. (a)	6,840	274,489
MercadoLibre, Inc. (a)	3,910	188,501
Priceline.com, Inc. (a)	1,740	443,700
Rackspace Hosting, Inc. (a)	23,000	430,790
		3,168,721
Iron & Steel – 1.6%
Cliffs Natural Resources, Inc.	7,500	532,125
Steel Dynamics, Inc.	24,500	428,015
United States Steel Corp.	5,260	334,115
		1,294,255
Leisure Time – 0.8%
Harley-Davidson, Inc.	9,200	258,244
WMS Industries, Inc. (a)	9,360	392,558
		650,802
Lodging – 1.8%
MGM MIRAGE (a)	44,276	531,312
Starwood Hotels & Resorts Worldwide, Inc.	10,620	495,317
Wynn Resorts Ltd.	5,570	422,373
		1,449,002
Machinery — Construction & Mining – 1.6%
Ingersoll-Rand PLC	25,400	885,698
Joy Global, Inc.	6,670	377,522
		1,263,220
Machinery — Diversified – 0.6%
Cummins, Inc.	7,690	476,396
Manufacturing – 0.4%
Parker Hannifin Corp.	4,500	291,330
Media – 0.3%
Cablevision Systems Corp. Class A	9,510	229,571
Metal Fabricate & Hardware – 0.5%
Precision Castparts Corp.	3,320	420,677
Mining – 0.4%
Thompson Creek Metals Co., Inc. (a)	23,540	318,496
Oil & Gas – 2.3%
Concho Resources, Inc. (a)	4,990	251,296
Karoon Gas Australia Ltd. (a)	18,019	138,366
Nabors Industries Ltd. (a)	5,910	116,013
Petrohawk Energy Corp. (a)	12,710	257,759
Questar Corp.	4,070	175,824
Range Resources Corp.	6,510	305,124
Valero Energy Corp.	24,300	478,710
Whiting Petroleum Corp. (a)	1,490	120,452
		1,843,544
Oil & Gas Services – 1.1%
Baker Hughes, Inc.	10,464	490,134
Cameron International Corp. (a)	9,020	386,597
		876,731
Pharmaceuticals – 6.0%
Alkermes, Inc. (a)	12,300	159,531
AmerisourceBergen Corp.	13,060	377,695
Amylin Pharmaceuticals, Inc. (a)	10,100	227,149
Auxilium Pharmaceuticals, Inc. (a)	16,400	511,024
Hospira, Inc. (a)	6,490	367,659
Mead Johnson Nutrition Co.	5,900	306,977
Mylan, Inc. (a)	21,700	492,807
Shionogi & Co. Ltd.	21,200	403,313
SXC Health Solutions Corp. (a)	12,700	854,456
United Therapeutics Corp. (a)	7,270	402,249
Watson Pharmaceuticals, Inc. (a)	14,800	618,196
		4,721,056
Real Estate – 0.5%
CB Richard Ellis Group, Inc. Class A (a)	22,540	357,259

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.3%
Digital Realty Trust, Inc.	4,440	$240,648
Retail – 10.2%
Advance Auto Parts, Inc.	10,350	433,872
Bed Bath & Beyond, Inc. (a)	9,920	434,099
The Cheesecake Factory, Inc. (a)	20,070	543,094
Coach, Inc.	23,500	928,720
Dick's Sporting Goods, Inc. (a)	17,500	456,925
Family Dollar Stores, Inc.	13,450	492,405
Guess?, Inc.	8,910	418,592
Hanesbrands, Inc. (a)	33,200	923,624
Nordstrom, Inc.	7,040	287,584
Panera Bread Co. Class A (a)	3,450	263,891
Penske Auto Group, Inc. (a)	22,619	326,166
Ross Stores, Inc.	11,200	598,864
Urban Outfitters, Inc. (a)	31,550	1,199,846
Williams-Sonoma, Inc.	26,800	704,572
		8,012,254
Semiconductors – 9.8%
ASML Holding NV	10,660	377,364
Broadcom Corp. Class A	31,670	1,050,811
Cree, Inc. (a)	3,920	275,262
Cypress Semiconductor Corp. (a)	38,700	445,050
Lam Research Corp. (a)	13,730	512,404
Marvell Technology Group Ltd. (a)	53,960	1,099,705
Maxim Integrated Products, Inc.	28,100	544,859
Micron Technology, Inc. (a)	51,080	530,721
Netlogic Microsystems, Inc. (a)	9,530	280,468
PMC-Sierra, Inc. (a)	27,520	245,478
Power Integrations, Inc.	6,100	251,320
QLogic Corp. (a)	17,410	353,423
Rovi Corp. (a)	7,800	289,614
Skyworks Solutions, Inc. (a)	43,200	673,920
TriQuint Semiconductor, Inc. (a)	50,600	354,200
Varian Semiconductor Equipment Associates, Inc. (a)	11,770	389,822
		7,674,421
Software – 4.1%
Adobe Systems, Inc. (a)	16,840	595,631
BMC Software, Inc. (a)	10,200	387,600
Cerner Corp. (a)	3,470	295,158
Citrix Systems, Inc. (a)	15,800	750,026
Concur Technologies, Inc. (a)	10,800	442,908
MSCI, Inc. Class A (a)	6,880	248,368
Salesforce.com, Inc. (a)	6,880	512,216
		3,231,907
Telecommunications – 4.7%
American Tower Corp. Class A (a)	10,500	447,405
Atheros Communications, Inc. (a)	30,250	1,170,977
Juniper Networks, Inc. (a)	26,970	827,440
Millicom International Cellular SA	2,200	196,130
Polycom, Inc. (a)	16,400	501,512
RF Micro Devices, Inc. (a)	90,800	452,184
ViaSat, Inc. (a)	3,900	134,979
		3,730,627
Transportation – 1.7%
Expeditors International of Washington, Inc.	13,000	479,960
Frontline Ltd.	14,700	450,261
J.B. Hunt Transport Services, Inc.	11,200	401,856
		1,332,077
TOTAL COMMON STOCK (Cost $61,078,924)		77,472,299
TOTAL EQUITIES (Cost $61,078,924)		77,472,299
TOTAL LONG-TERM INVESTMENTS (Cost $61,078,924)		77,472,299
	Principal Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$1,369,151	1,369,151
TOTAL SHORT-TERM INVESTMENTS (Cost $1,369,151)		1,369,151
TOTAL INVESTMENTS – 100.2% (Cost $62,448,075) (c)		78,841,450
Other Assets/ (Liabilities) – (0.2)%		(167,800)
NET ASSETS – 100.0%		$78,673,650

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,369,152. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,397,925.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 95.4%
COMMON STOCK – 95.4%
Advertising – 1.1%
Lamar Advertising Co. Class A (a)	429,000	$14,736,150
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc. (a)	65,000	5,284,500
Goodrich Corp.	121,000	8,532,920
Rockwell Collins, Inc.	235,000	14,708,650
		28,526,070
Airlines – 0.3%
Southwest Airlines Co.	304,000	4,018,880
Automotive & Parts – 0.5%
WABCO Holdings, Inc. (a)	229,000	6,851,680
Banks – 3.4%
Fifth Third Bancorp	587,000	7,977,330
KeyCorp	1,056,000	8,184,000
M&T Bank Corp.	81,000	6,429,780
Marshall & Ilsley Corp.	1,019,000	8,202,950
SunTrust Banks, Inc.	228,000	6,108,120
TCF Financial Corp.	456,000	7,268,640
		44,170,820
Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (a)	103,000	5,600,110
Human Genome Sciences, Inc. (a)	373,000	11,264,600
Illumina, Inc. (a)	247,000	9,608,300
Millipore Corp. (a)	69,000	7,286,400
Regeneron Pharmaceuticals, Inc. (a)	152,000	4,026,480
Vertex Pharmaceuticals, Inc. (a)	232,000	9,481,840
		47,267,730
Coal – 1.7%
CONSOL Energy, Inc.	362,000	15,442,920
Peabody Energy Corp.	149,000	6,809,300
		22,252,220
Commercial Services – 6.1%
Education Management Corp. (a)	114,000	2,496,600
Global Payments, Inc.	358,000	16,306,900
Hertz Global Holdings, Inc. (a)	933,000	9,320,670
Manpower, Inc.	165,000	9,424,800
Quanta Services, Inc. (a)	533,000	10,212,280
Robert Half International, Inc.	444,000	13,510,920
Verisk Analytics, Inc. Class A (a)	110,000	3,102,000
Western Union Co.	854,000	14,483,840
		78,858,010
Computers – 1.6%
IHS, Inc. Class A (a)	221,000	11,816,870
MICROS Systems, Inc. (a)	263,000	8,647,440
		20,464,310
Distribution & Wholesale – 1.1%
Fastenal Co.	295,000	14,157,050
Diversified Financial – 3.6%
E*TRADE Financial Corp. (a)	1,027,000	1,694,550
Eaton Vance Corp.	301,000	10,095,540
Interactive Brokers Group, Inc. Class A (a)	274,000	4,425,100
IntercontinentalExchange, Inc. (a)	80,000	8,974,400
Janus Capital Group, Inc.	486,000	6,944,940
Raymond James Financial, Inc.	210,000	5,615,400
TD Ameritrade Holding Corp. (a)	448,000	8,538,880
		46,288,810
Electric – 1.0%
Calpine Corp. (a)	1,141,000	13,566,490
Electrical Components & Equipment – 1.7%
A123 Systems, Inc. (a)	88,000	1,209,120
AMETEK, Inc.	446,000	18,491,160
SunPower Corp. Class B (a)	179,000	2,996,460
		22,696,740
Electronics – 3.3%
Dolby Laboratories, Inc. Class A (a)	246,000	14,432,820
FLIR Systems, Inc. (a)	298,000	8,403,600
Trimble Navigation Ltd. (a)	312,000	8,960,640
Waters Corp. (a)	170,000	11,481,800
		43,278,860
Energy — Alternate Sources – 0.2%
First Solar, Inc. (a)	20,000	2,453,000
Engineering & Construction – 1.9%
Foster Wheeler AG (a)	189,000	5,129,460
McDermott International, Inc. (a)	742,000	19,974,640
		25,104,100
Entertainment – 0.2%
Madison Square Garden, Inc., Class A (a)	102,000	2,216,460
Environmental Controls – 0.3%
Stericycle, Inc. (a)	64,000	3,488,000
Foods – 1.2%
Whole Foods Market, Inc. (a)	419,000	15,146,850
Health Care — Products – 5.7%
C.R. Bard, Inc.	146,000	12,646,520
CareFusion Corp. (a)	495,000	13,082,850
Edwards Lifesciences Corp. (a)	151,000	14,930,880
Henry Schein, Inc. (a)	233,000	13,723,700
IDEXX Laboratories, Inc. (a)	69,400	3,993,970
Intuitive Surgical, Inc. (a)	15,000	5,221,950
QIAGEN NV (a)	452,000	10,391,480
		73,991,350
Health Care — Services – 1.2%
Covance, Inc. (a)	178,000	10,927,420
Humana, Inc. (a)	115,000	5,378,550
		16,305,970
Insurance – 2.1%
Aon Corp.	266,000	11,360,860
Principal Financial Group, Inc.	295,000	8,616,950
W.R. Berkley Corp.	300,000	7,827,000
		27,804,810
Internet – 3.5%
Akamai Technologies, Inc. (a)	245,000	7,695,450

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Expedia, Inc.	761,000	$18,994,560
McAfee, Inc. (a)	282,000	11,316,660
VeriSign, Inc. (a)	272,000	7,074,720
		45,081,390
Lodging – 3.0%
Choice Hotels International, Inc.	168,000	5,848,080
Gaylord Entertainment Co. (a)	221,000	6,473,090
Marriott International, Inc. Class A	614,000	19,353,280
Wynn Resorts Ltd.	105,000	7,962,150
		39,636,600
Machinery — Diversified – 2.7%
Gardner Denver, Inc.	181,000	7,971,240
IDEX Corp.	352,000	11,651,200
Roper Industries, Inc.	262,000	15,154,080
		34,776,520
Manufacturing – 1.4%
Danaher Corp.	75,000	5,993,250
Harsco Corp.	191,000	6,100,540
Textron, Inc.	304,000	6,453,920
		18,547,710
Media – 3.3%
Cablevision Systems Corp. Class A	408,000	9,849,120
Discovery Communications, Inc. Series A (a)	233,000	7,873,070
Discovery Communications, Inc. Series C (a)	272,000	7,999,520
FactSet Research Systems, Inc.	150,000	11,005,500
Liberty Media Corp. - Starz Class A (a)	108,000	5,905,440
		42,632,650
Mining – 1.6%
Agnico-Eagle Mines Ltd.	259,000	14,418,530
Franco-Nevada Corp.	248,000	6,653,867
		21,072,397
Oil & Gas – 3.4%
Atlas Energy, Inc. (a)	194,000	6,037,280
CNX Gas Corp. (a)	311,300	11,844,965
Murphy Oil Corp.	107,000	6,012,330
Range Resources Corp.	224,000	10,498,880
Ultra Petroleum Corp. (a)	226,000	10,538,380
		44,931,835
Oil & Gas Services – 2.4%
Cameron International Corp. (a)	151,000	6,471,860
FMC Technologies, Inc. (a)	227,000	14,671,010
Smith International, Inc.	152,000	6,508,640
Trican Well Service Ltd.	233,000	3,014,444
		30,665,954
Pharmaceuticals – 4.8%
BioMarin Pharmaceutical, Inc. (a)	196,000	4,580,520
Cephalon, Inc. (a)	228,000	15,453,840
DENTSPLY International, Inc.	248,000	8,642,800
Elan Corp. PLC Sponsored ADR (Ireland) (a)	554,000	4,199,320
OSI Pharmaceuticals, Inc. (a)	76,000	4,525,800
Perrigo Co.	205,000	12,037,600
Theravance, Inc. (a)	183,000	2,437,560
Valeant Pharmaceuticals International (a)	251,000	10,770,410
		62,647,850
Real Estate – 0.3%
The St. Joe Co. (a)	110,000	3,558,500
Retail – 7.8%
Bed Bath & Beyond, Inc. (a)	272,000	11,902,720
CarMax, Inc. (a)	552,000	13,866,240
Chipotle Mexican Grill, Inc. (a)	143,000	16,111,810
Coach, Inc.	236,000	9,326,720
Dollar General Corp. (a)	216,000	5,454,000
MSC Industrial Direct Co., Inc. Class A	137,000	6,948,640
O'Reilly Automotive, Inc. (a)	243,000	10,135,530
Panera Bread Co. Class A (a)	57,000	4,359,930
Shoppers Drug Mart Corp.	260,000	11,171,565
Shoppers Drug Mart Corp. (b)	38,000	1,632,767
Starbucks Corp. (a)	222,000	5,387,940
Tim Hortons, Inc.	174,000	5,670,660
		101,968,522
Semiconductors – 7.7%
Altera Corp.	544,000	13,224,640
Cree, Inc. (a)	131,000	9,198,820
Intersil Corp. Class A	419,000	6,184,440
Marvell Technology Group Ltd. (a)	445,000	9,069,100
MEMC Electronic Materials, Inc. (a)	533,000	8,170,890
Microchip Technology, Inc.	371,000	10,447,360
National Semiconductor Corp.	445,000	6,430,250
PMC-Sierra, Inc. (a)	529,000	4,718,680
Rovi Corp. (a)	266,000	9,876,580
Silicon Laboratories, Inc. (a)	86,000	4,099,620
Varian Semiconductor Equipment Associates, Inc. (a)	228,000	7,551,360
Xilinx, Inc.	468,000	11,934,000
		100,905,740
Software – 5.0%
Autodesk, Inc. (a)	161,000	4,736,620
Cerner Corp. (a)	47,000	3,997,820
Electronic Arts, Inc. (a)	483,000	9,012,780
Fiserv, Inc. (a)	224,000	11,370,240
MSCI, Inc. Class A (a)	358,000	12,923,800
Nuance Communications, Inc. (a)	419,000	6,972,160
Red Hat, Inc. (a)	418,000	12,234,860
Salesforce.com, Inc. (a)	46,000	3,424,700
		64,672,980
Telecommunications – 4.0%
American Tower Corp. Class A (a)	305,000	12,996,050
JDS Uniphase Corp. (a)	1,294,000	16,213,820
Juniper Networks, Inc. (a)	609,000	18,684,120
Leap Wireless International, Inc. (a)	228,000	3,730,080
		51,624,070

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation – 0.5%
UTI Worldwide, Inc.	388,000	$5,944,160
TOTAL COMMON STOCK (Cost $973,880,761)		1,242,311,238
TOTAL EQUITIES (Cost $973,880,761)		1,242,311,238
MUTUAL FUNDS – 1.5%
Diversified Financial – 1.5%
T. Rowe Price Government Reserve Investment Fund	19,092,872	19,092,872
TOTAL MUTUAL FUNDS (Cost $19,092,872)		19,092,872
TOTAL LONG-TERM INVESTMENTS (Cost $992,973,633)		1,261,404,110
	Principal Amount
SHORT-TERM INVESTMENTS – 3.3%
Repurchase Agreement – 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$43,481,592	43,481,592
TOTAL SHORT-TERM INVESTMENTS (Cost $43,481,592)		43,481,592
TOTAL INVESTMENTS – 100.2% (Cost $1,036,455,225) (d)		1,304,885,702
Other Assets/ (Liabilities) – (0.2)%		(2,666,150)
NET ASSETS – 100.0%		$1,302,219,552

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to a value of $1,632,767 or 0.13% of net assets.
(c)	Maturity value of $43,481,603. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $44,352,296.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 92.9%
COMMON STOCK – 92.9%
Advertising – 0.4%
Focus Media Holding Ltd. ADR (China) (a)	103,290	$1,886,075
Aerospace & Defense – 1.9%
Aerovironment, Inc. (a)	148,700	3,882,557
Argon ST, Inc. (a)	22,800	606,708
BE Aerospace, Inc. (a)	120,080	3,656,436
Cubic Corp.	33,900	1,220,400
Teledyne Technologies, Inc. (a)	15,100	623,177
		9,989,278
Airlines – 1.6%
Allegiant Travel Co. (a)	12,100	700,106
Continental Airlines, Inc. Class B (a)	165,960	3,646,141
Copa Holdings SA Class A	20,450	1,243,360
JetBlue Airways Corp. (a)	192,490	1,074,094
US Airways Group, Inc. (a)	254,800	1,872,780
		8,536,481
Apparel – 0.3%
Carter's, Inc. (a)	61,870	1,865,381
Automotive & Parts – 1.0%
ArvinMeritor, Inc. (a)	142,100	1,897,035
Tenneco, Inc. (a)	93,500	2,211,275
TRW Automotive Holdings Corp. (a)	50,700	1,449,006
		5,557,316
Banks – 1.3%
Huntington Bancshares, Inc.	273,600	1,469,232
MB Financial, Inc.	35,194	792,921
Signature Bank (a)	23,304	863,413
Sterling Bancshares, Inc.	151,800	847,044
TCF Financial Corp.	67,600	1,077,544
Umpqua Holdings Corp.	77,400	1,026,324
Westamerica Bancorp	12,200	703,330
		6,779,808
Beverages – 0.6%
Central European Distribution Corp. (a)	25,830	904,308
Green Mountain Coffee Roasters, Inc. (a)	22,810	2,208,464
		3,112,772
Biotechnology – 1.4%
Affymax, Inc. (a)	30,000	702,900
AMAG Pharmaceuticals, Inc. (a)	11,850	413,683
Incyte Corp. (a)	175,900	2,455,564
Regeneron Pharmaceuticals, Inc. (a)	74,440	1,971,916
Seattle Genetics, Inc. (a)	141,530	1,689,868
		7,233,931
Building Materials – 0.9%
Eagle Materials, Inc.	48,200	1,279,228
Lennox International, Inc.	40,400	1,790,528
Owens Corning, Inc. (a)	23,400	595,296
Trex Co., Inc. (a)	48,919	1,041,486
		4,706,538
Chemicals – 0.6%
Cytec Industries, Inc.	28,900	1,350,786
Olin Corp.	49,400	969,228
Solutia, Inc. (a)	70,500	1,135,755
		3,455,769
Coal – 0.4%
Massey Energy Co.	42,510	2,222,848
Commercial Services – 6.7%
Administaff, Inc.	6,900	147,246
The Advisory Board Co. (a)	30,500	960,750
AerCap Holdings NV (a)	94,800	1,092,096
American Public Education, Inc. (a)	142,900	6,659,140
Capella Education Co. (a)	86,100	7,993,524
Corrections Corporation of America (a)	88,300	1,753,638
CoStar Group, Inc. (a)	115,000	4,774,800
Grand Canyon Education, Inc. (a)	41,700	1,090,038
HMS Holdings Corp. (a)	81,800	4,170,982
Huron Consulting Group, Inc. (a)	64,600	1,311,380
Localiza Rent a Car SA	78,300	826,038
Navitas Ltd.	147,132	687,213
PAREXEL International Corp. (a)	71,820	1,674,124
Team Health Holdings, Inc. (a)	46,860	787,248
VistaPrint NV (a)	30,400	1,740,400
		35,668,617
Computers – 4.2%
Lexmark International, Inc. Class A (a)	37,200	1,342,176
MICROS Systems, Inc. (a)	247,500	8,137,800
Netezza Corp. (a)	67,943	868,991
Riverbed Technology, Inc. (a)	329,290	9,351,836
Seagate Technology (a)	72,190	1,318,189
SYKES Enterprises, Inc. (a)	68,447	1,563,330
		22,582,322
Cosmetics & Personal Care – 1.4%
Alberto-Culver Co.	287,200	7,510,280
Distribution & Wholesale – 3.3%
Beacon Roofing Supply, Inc. (a)	183,380	3,508,059
Ingram Micro, Inc. Class A (a)	74,929	1,315,004
LKQ Corp. (a)	453,156	9,199,067
Owens & Minor, Inc.	59,480	2,759,277
Pool Corp.	43,100	975,784
		17,757,191
Diversified Financial – 1.5%
Greenhill & Co., Inc.	31,800	2,610,462
JMP Group, Inc.	120,400	1,023,400
The NASDAQ OMX Group, Inc. (a)	65,900	1,391,808
Stifel Financial Corp. (a)	42,850	2,303,187
Waddell & Reed Financial, Inc. Class A	20,800	749,632
		8,078,489
Electric – 0.3%
ITC Holdings Corp.	26,300	1,446,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment – 0.4%
A123 Systems, Inc. (a)	44,000	$604,560
SunPower Corp. Class B (a)	90,034	1,507,169
		2,111,729
Electronics – 1.8%
Celestica, Inc. (a)	214,030	2,339,348
Gentex Corp.	72,740	1,412,611
Jabil Circuit, Inc.	102,990	1,667,408
Multi-Fineline Electronix, Inc. (a)	49,300	1,269,968
Plexus Corp. (a)	17,160	618,275
Sanmina-SCI Corp. (a)	129,030	2,128,995
		9,436,605
Engineering & Construction – 1.1%
Chicago Bridge & Iron Co. NV (a)	263,068	6,118,962
Entertainment – 3.9%
Bally Technologies, Inc. (a)	26,600	1,078,364
Churchill Downs, Inc.	28,900	1,083,750
Cinemark Holdings, Inc.	68,200	1,250,788
DreamWorks Animation SKG, Inc. Class A (a)	99,990	3,938,606
Penn National Gaming, Inc. (a)	84,840	2,358,552
Scientific Games Corp. Class A (a)	423,550	5,963,584
Vail Resorts, Inc. (a)	123,800	4,963,142
		20,636,786
Foods – 0.1%
Smithfield Foods, Inc. (a)	36,300	752,862
Gas – 0.2%
UGI Corp.	47,300	1,255,342
Hand & Machine Tools – 0.2%
Regal-Beloit Corp.	21,860	1,298,703
Health Care — Products – 4.5%
ABIOMED, Inc. (a)	310,900	3,211,597
American Medical Systems Holdings, Inc. (a)	62,300	1,157,534
Cyberonics, Inc. (a)	45,000	862,200
Masimo Corp.	17,300	459,315
NuVasive, Inc. (a)	160,200	7,241,040
Orthofix International NV (a)	7,400	269,212
Orthovita, Inc. (a)	251,500	1,071,390
Stereotaxis, Inc. (a)	204,874	1,026,419
Volcano Corp. (a)	368,556	8,904,313
		24,203,020
Health Care — Services – 3.6%
Community Health Systems, Inc. (a)	43,800	1,617,534
Coventry Health Care, Inc. (a)	52,800	1,305,216
Fleury SA (a)	94,100	1,003,283
Health Management Associates, Inc. Class A (a)	226,140	1,944,804
Health Net, Inc. (a)	127,370	3,167,692
HEALTHSOUTH Corp. (a)	52,030	972,961
Healthways, Inc. (a)	210,650	3,385,145
ICON PLC Sponsored ADR (Ireland) (a)	35,150	927,960
Kindred Healthcare, Inc. (a)	68,400	1,234,620
Lincare Holdings, Inc. (a)	38,700	1,736,856
Skilled Healthcare Group, Inc. Class A (a)	132,400	816,908
WellCare Health Plans, Inc. (a)	42,100	1,254,580
		19,367,559
Home Builders – 0.1%
Winnebago Industries, Inc. (a)	52,500	767,025
Home Furnishing – 2.0%
DTS, Inc. (a)	132,950	4,525,618
Tempur-Pedic International, Inc. (a)	51,220	1,544,795
TiVo, Inc. (a)	281,690	4,822,533
		10,892,946
Household Products – 0.6%
Jarden Corp.	58,578	1,950,062
Tupperware Brands Corp.	24,130	1,163,548
		3,113,610
Insurance – 0.8%
Assured Guaranty Ltd.	106,100	2,331,017
eHealth, Inc. (a)	103,300	1,626,975
Primerica, Inc. (a)	4,200	63,000
		4,020,992
Internet – 5.8%
Archipelago Learning, Inc. (a)	210,000	3,061,800
Constant Contact, Inc. (a)	397,600	9,232,272
DealerTrack Holdings, Inc. (a)	337,570	5,765,696
Equinix, Inc. (a)	21,730	2,115,198
GSI Commerce, Inc. (a)	38,900	1,076,363
OpenTable, Inc. (a)	70,900	2,703,417
Rackspace Hosting, Inc. (a)	50,510	946,052
S1 Corp. (a)	160,400	946,360
Vocus, Inc. (a)	172,028	2,933,077
Websense, Inc. (a)	85,050	1,936,589
		30,716,824
Iron & Steel – 0.2%
AK Steel Holding Corp.	53,700	1,227,582
Leisure Time – 0.2%
Brunswick Corp.	52,000	830,440
Lodging – 2.1%
Gaylord Entertainment Co. (a)	312,500	9,153,125
Wyndham Worldwide Corp.	69,610	1,791,065
		10,944,190
Machinery — Construction & Mining – 0.7%
Bucyrus International, Inc.	54,500	3,596,455
Machinery — Diversified – 1.5%
China Valves Technology, Inc. (a)	47,700	620,577
Gardner Denver, Inc.	14,000	616,560
Hollysys Automation Technologies Ltd. (a)	40,500	466,155
Wabtec Corp.	155,200	6,537,024
		8,240,316
Manufacturing – 0.1%
Hansen Transmissions International (a)	422,323	581,389
Media – 0.8%
FactSet Research Systems, Inc.	55,674	4,084,801
Mining – 0.3%
RTI International Metals, Inc. (a)	46,700	1,416,411
Office Furnishings – 0.3%
Knoll, Inc.	160,717	1,808,066
Oil & Gas – 2.4%
Bill Barrett Corp. (a)	200,250	6,149,677

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carrizo Oil & Gas, Inc. (a)	149,000	$3,419,550
Comstock Resources, Inc. (a)	29,100	925,380
Frontier Oil Corp.	106,500	1,437,750
Holly Corp.	33,400	932,194
		12,864,551
Oil & Gas Services – 0.8%
Core Laboratories NV	10,000	1,308,000
Dresser-Rand Group, Inc. (a)	34,300	1,077,706
Dril-Quip, Inc. (a)	21,500	1,308,060
Global Industries Ltd. (a)	86,700	556,614
		4,250,380
Packaging & Containers – 0.8%
Pactiv Corp. (a)	39,600	997,128
Silgan Holdings, Inc.	54,900	3,306,627
		4,303,755
Pharmaceuticals – 2.5%
Alkermes, Inc. (a)	41,400	536,958
Amylin Pharmaceuticals, Inc. (a)	87,220	1,961,578
Auxilium Pharmaceuticals, Inc. (a)	39,120	1,218,979
Cubist Pharmaceuticals, Inc. (a)	32,720	737,509
Herbalife Ltd.	20,980	967,598
King Pharmaceuticals, Inc. (a)	141,200	1,660,512
Onyx Pharmaceuticals, Inc. (a)	21,540	652,231
Rigel Pharmaceuticals, Inc. (a)	66,400	529,208
Salix Pharmaceuticals Ltd. (a)	50,900	1,896,025
SXC Health Solutions Corp. (a)	40,440	2,720,803
Targacept, Inc. (a)	35,700	701,862
		13,583,263
Real Estate – 0.2%
Rossi Residencial SA	137,030	952,724
Real Estate Investment Trusts (REITS) – 0.9%
BRE Properties, Inc.	36,300	1,297,725
LaSalle Hotel Properties	40,300	938,990
MFA Financial, Inc.	102,200	752,192
OMEGA Healthcare Investors, Inc.	30,464	593,743
Redwood Trust, Inc.	82,500	1,272,150
		4,854,800
Retail – 5.0%
AFC Enterprises, Inc (a)	16,600	178,118
The Cheesecake Factory, Inc. (a)	85,099	2,302,779
The Children's Place Retail Store, Inc. (a)	31,900	1,421,145
Citi Trends, Inc. (a)	23,120	750,013
Denny's Corp. (a)	284,200	1,091,328
Dick's Sporting Goods, Inc. (a)	41,670	1,088,004
Hanesbrands, Inc. (a)	101,250	2,816,775
Nu Skin Enterprises, Inc. Class A	51,700	1,504,470
O'Reilly Automotive, Inc. (a)	215,170	8,974,741
Penske Auto Group, Inc. (a)	76,700	1,106,014
Rush Enterprises, Inc. Class A (a)	63,993	845,347
Sonic Corp. (a)	41,100	454,155
The Talbots, Inc. (a)	133,300	1,727,568
Texas Roadhouse, Inc. (a)	36,700	509,763
Williams-Sonoma, Inc.	66,750	1,754,857
		26,525,077
Semiconductors – 2.5%
Applied Micro Circuits Corp. (a)	126,300	1,089,969
Cypress Semiconductor Corp. (a)	81,110	932,765
Nanometrics, Inc. (a)	12,000	113,760
Netlogic Microsystems, Inc. (a)	47,900	1,409,697
ON Semiconductor Corp. (a)	179,600	1,436,800
Power Integrations, Inc.	16,530	681,036
QLogic Corp. (a)	146,230	2,968,469
Rovi Corp. (a)	24,690	916,740
Skyworks Solutions, Inc. (a)	100,280	1,564,368
TriQuint Semiconductor, Inc. (a)	106,750	747,250
Verigy Ltd. (a)	117,800	1,317,004
		13,177,858
Software – 11.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	413,950	8,096,862
Athenahealth, Inc. (a)	190,000	6,946,400
Blackbaud, Inc.	323,150	8,140,149
Blackboard, Inc. (a)	115,450	4,809,647
CommVault Systems, Inc. (a)	280,700	5,992,945
Concur Technologies, Inc. (a)	167,100	6,852,771
EPIQ Systems, Inc. (a)	206,218	2,563,290
Informatica Corp. (a)	122,240	3,283,366
ManTech International Corp. Class A (a)	17,900	874,057
Omnicell, Inc. (a)	353,100	4,953,993
Red Hat, Inc. (a)	36,910	1,080,356
RightNow Technologies, Inc. (a)	68,100	1,216,266
Rosetta Stone, Inc. (a)	132,308	3,146,284
SolarWinds, Inc. (a)	212,900	4,611,414
		62,567,800
Telecommunications – 2.0%
Atheros Communications, Inc. (a)	45,880	1,776,015
Ciena Corp. (a)	74,800	1,139,952
Finisar Corp. (a)	54,800	860,908
Ixia (a)	7,100	65,817
Plantronics, Inc.	37,700	1,179,256
Polycom, Inc. (a)	29,800	911,284
RF Micro Devices, Inc. (a)	146,410	729,122
SBA Communications Corp. Class A (a)	53,460	1,928,302
tw telecom, inc. (a)	59,100	1,072,665
ViaSat, Inc. (a)	10,600	366,866
Vonage Holdings Corp. (a)	455,900	615,465
		10,645,652
Toys, Games & Hobbies – 0.2%
RC2 Corp. (a)	76,770	1,149,247
Transportation – 4.8%
Con-way, Inc.	42,900	1,506,648
Genesee & Wyoming, Inc. Class A (a)	40,300	1,375,036
Hub Group, Inc. Class A (a)	44,200	1,236,716

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
J.B. Hunt Transport Services, Inc.	325,830	$11,690,780
Kansas City Southern (a)	147,200	5,324,224
Knight Transportation, Inc.	150,300	3,169,827
Overseas Shipholding Group, Inc.	27,450	1,076,864
		25,380,095
TOTAL COMMON STOCK (Cost $411,464,538)		496,067,413
CONVERTIBLE PREFERRED STOCK – 0.0%
Banks – 0.0%
Umpqua Holdings Corp. Series B 15.000%	10,200	134,334
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $112,200)		134,334
TOTAL EQUITIES (Cost $411,576,738)		496,201,747
MUTUAL FUNDS – 3.4%
Diversified Financial – 3.4%
iShares Russell 2000 Growth Index Fund	180,400	13,212,496
iShares Russell 2000 Index Fund	72,500	4,916,225
TOTAL MUTUAL FUNDS (Cost $16,520,749)		18,128,721
TOTAL LONG-TERM INVESTMENTS (Cost $428,097,487)		514,330,468
	Principal Amount
SHORT-TERM INVESTMENTS – 4.2%
Repurchase Agreement – 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$22,366,498	22,366,498
TOTAL SHORT-TERM INVESTMENTS (Cost $22,366,498)		22,366,498
TOTAL INVESTMENTS – 100.5% (Cost $450,463,985) (c)		536,696,966
Other Assets/ (Liabilities) – (0.5)%		(2,666,139)
NET ASSETS – 100.0%		$534,030,827

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $22,366,504. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $22,825,982.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Aerospace & Defense – 0.2%
Teledyne Technologies, Inc. (a)	2,143	$88,442
Apparel – 1.0%
Carter's, Inc. (a)	3,460	104,319
Steven Madden Ltd. (a)	6,410	312,808
Wolverine World Wide, Inc.	3,110	90,688
		507,815
Automotive & Parts – 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	49,805	497,054
ArvinMeritor, Inc. (a)	33,890	452,431
		949,485
Banks – 1.4%
First Commonwealth Financial Corp.	39,455	264,743
Prosperity Bancshares, Inc.	2,940	120,540
UMB Financial Corp.	6,220	252,532
Westamerica Bancorp.	2,140	123,371
		761,186
Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc. (a)	1,630	88,623
Bio-Rad Laboratories, Inc. Class A (a)	3,140	325,053
Human Genome Sciences, Inc. (a)	6,230	188,146
InterMune, Inc. (a)	1,220	54,375
Myriad Genetics, Inc. (a)	4,300	103,415
Regeneron Pharmaceuticals, Inc. (a)	12,410	328,741
Seattle Genetics, Inc. (a)	18,055	215,577
ZymoGenetics, Inc. (a)	9,860	56,498
		1,360,428
Building Materials – 0.1%
Quanex Building Products Corp.	2,980	49,259
Chemicals – 1.9%
Huntsman Corp.	79,849	962,181
Zep, Inc.	2,390	52,293
		1,014,474
Commercial Services – 7.8%
Chemed Corp.	1,710	92,990
Coinstar, Inc. (a)	23,537	764,952
Emergency Medical Services Corp. Class A (a)	1,844	104,278
Exponent, Inc. (a)	1,300	37,076
Gartner, Inc. (a)	4,420	98,301
The Geo Group, Inc. (a)	35,540	704,403
Heidrick & Struggles International, Inc.	2,690	75,401
Kforce, Inc. (a)	6,800	103,428
Monster Worldwide, Inc. (a)	24,360	404,619
Ritchie Bros. Auctioneers, Inc.	31,502	678,238
Sotheby's	18,620	578,896
SuccessFactors, Inc. (a)	22,567	429,676
		4,072,258
Computers – 3.9%
CACI International, Inc. Class A (a)	3,000	146,550
Compellent Technologies, Inc. (a)	30,139	528,940
Mentor Graphics Corp. (a)	5,760	46,195
NCI, Inc. Class A (a)	970	29,323
Netezza Corp. (a)	35,813	458,048
Netscout Systems, Inc. (a)	6,720	99,389
Radiant Systems, Inc. (a)	8,160	116,443
Riverbed Technology, Inc. (a)	17,115	486,066
Smart Modular Technologies (WWH), Inc. (a)	14,450	111,410
		2,022,364
Cosmetics & Personal Care – 0.3%
Alberto-Culver Co.	2,410	63,021
Inter Parfums, Inc.	5,050	74,841
		137,862
Distribution & Wholesale – 0.2%
Owens & Minor, Inc.	2,150	99,739
Diversified Financial – 1.7%
Altisource Portfolio Solutions SA (a)	3,770	84,448
Broadpoint Gleacher Securities, Inc. (a)	41,756	167,024
Duff & Phelps Corp. Class A	20,892	349,732
optionsXpress Holdings, Inc. (a)	11,580	188,638
Portfolio Recovery Associates, Inc. (a)	2,260	124,006
		913,848
Electrical Components & Equipment – 1.2%
Advanced Energy Industries, Inc. (a)	4,890	80,978
EnerSys (a)	2,950	72,747
GrafTech International Ltd. (a)	33,850	462,730
		616,455
Electronics – 3.5%
Analogic Corp.	2,120	90,588
Coherent, Inc. (a)	21,936	701,075
Gentex Corp.	3,560	69,135
Oyo Geospace Corp. (a)	17,574	840,213
PerkinElmer, Inc.	3,490	83,411
Vishay Intertechnology, Inc. (a)	7,150	73,144
		1,857,566
Entertainment – 2.8%
Bally Technologies, Inc. (a)	20,366	825,638
Lions Gate Entertainment Corp. (a)	11,260	70,262
Shuffle Master, Inc. (a)	71,279	583,775
		1,479,675
Environmental Controls – 1.4%
Waste Connections, Inc. (a)	21,045	714,688
Foods – 0.0%
Seneca Foods Corp. Class A (a)	740	21,549

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools – 1.3%
Regal-Beloit Corp.	11,618	$690,225
Health Care — Products – 5.7%
American Medical Systems Holdings, Inc. (a)	40,315	749,053
AngioDynamics, Inc. (a)	3,010	47,016
Bruker Corp. (a)	6,590	96,543
Cutera, Inc. (a)	23,980	248,673
ev3, Inc. (a)	5,400	85,644
Natus Medical, Inc. (a)	3,190	50,753
PSS World Medical, Inc. (a)	4,590	107,911
Thoratec Corp. (a)	35,751	1,195,871
Vital Images, Inc. (a)	17,465	282,409
Volcano Corp. (a)	4,324	104,468
		2,968,341
Health Care — Services – 6.9%
Amedisys, Inc. (a)	12,225	675,064
Centene Corp. (a)	24,765	595,351
Genoptix, Inc. (a)	16,583	588,531
ICON PLC Sponsored ADR (Ireland) (a)	15,411	406,850
Lincare Holdings, Inc. (a)	14,276	640,707
MEDNAX, Inc. (a)	1,390	80,884
Psychiatric Solutions, Inc. (a)	16,913	504,007
RehabCare Group, Inc. (a)	2,570	70,084
Thermo Fisher Scientific, Inc. (a)	1,670	85,905
		3,647,383
Home Furnishing – 3.1%
DTS, Inc. (a)	27,232	926,977
Universal Electronics, Inc. (a)	32,460	725,157
		1,652,134
Household Products – 0.2%
Jarden Corp.	2,400	79,896
Insurance – 0.2%
Arch Capital Group Ltd. (a)	1,030	78,538
Internet – 2.3%
Art Technology Group, Inc. (a)	14,150	62,402
CyberSources Corp. (a)	6,760	119,246
SonicWALL, Inc. (a)	7,190	62,481
TeleCommunication Systems, Inc. Class A (a)	10,310	75,572
TIBCO Software, Inc. (a)	78,715	849,335
Vocus, Inc. (a)	2,870	48,934
		1,217,970
Iron & Steel – 0.2%
Schnitzer Steel Industries, Inc. Class A	1,530	80,371
Lodging – 0.4%
Choice Hotels International, Inc.	6,168	214,708
Machinery — Diversified – 0.1%
Columbus McKinnon Corp. (a)	3,090	49,038
Manufacturing – 0.3%
Crane Co.	2,280	80,940
EnPro Industries, Inc. (a)	3,290	95,673
		176,613
Metal Fabricate & Hardware – 1.1%
Haynes International, Inc.	2,470	87,759
Mueller Industries, Inc.	3,220	86,264
Northwest Pipe Co. (a)	19,136	418,121
		592,144
Mining – 1.1%
Horsehead Holding Corp. (a)	4,720	55,885
Titanium Metals Corp. (a)	31,710	526,069
		581,954
Office Furnishings – 0.1%
Interface, Inc. Class A	6,780	78,512
Oil & Gas – 2.8%
Arena Resources, Inc. (a)	1,720	57,448
Brigham Exploration Co. (a)	26,245	418,608
Penn Virginia Corp.	1,720	42,140
Petroleum Development Corp. (a)	2,220	51,437
Quicksilver Resources, Inc. (a)	7,800	109,746
Unit Corp. (a)	4,040	170,811
Whiting Petroleum Corp. (a)	7,585	613,172
		1,463,362
Oil & Gas Services – 2.4%
Dril-Quip, Inc. (a)	870	52,931
Lufkin Industries, Inc.	14,734	1,166,196
Oil States International, Inc. (a)	1,130	51,234
		1,270,361
Pharmaceuticals – 5.2%
BioMarin Pharmaceutical, Inc. (a)	22,277	520,613
Cardiome Pharma Corp. (a)	10,480	69,273
Cubist Pharmaceuticals, Inc. (a)	10,007	225,558
HealthExtras, Inc. (a)	1,840	76,139
Herbalife Ltd.	9,240	426,149
MAP Pharmaceuticals, Inc. (a)	4,150	65,944
Nektar Therapeutics (a)	6,850	104,188
Onyx Pharmaceuticals, Inc. (a)	13,270	401,816
Salix Pharmaceuticals Ltd. (a)	9,160	341,210
Sirona Dental Systems, Inc. (a)	3,070	116,752
SXC Health Solutions Corp. (a)	1,560	104,957
United Therapeutics Corp. (a)	1,210	66,949
VIVUS, Inc. (a)	23,760	207,187
		2,726,735
Real Estate – 0.1%
Starwood Property Trust, Inc.	3,920	75,656
Real Estate Investment Trusts (REITS) – 0.8%
Hatteras Financial Corp.	3,460	89,164
Redwood Trust, Inc.	21,233	327,413
		416,577
Retail – 10.1%
99 Cents Only Stores (a)	6,030	98,289
BJ's Restaurants, Inc. (a)	37,060	863,498
Brinker International, Inc.	6,460	124,549
Cash America International, Inc.	31,630	1,248,752

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Cato Corp. Class A	4,970	$106,557
Chico's FAS, Inc.	29,745	428,923
Chipotle Mexican Grill, Inc. (a)	512	57,687
Citi Trends, Inc. (a)	1,850	60,014
Columbia Sportswear Co.	990	52,005
Genesco, Inc. (a)	40,653	1,260,650
The Gymboree Corp. (a)	2,080	107,390
Hibbett Sports, Inc. (a)	2,040	52,183
Jos. A. Bank Clothiers, Inc. (a)	2,960	161,764
P.F. Chang's China Bistro, Inc. (a)	1,190	52,515
Tractor Supply Co.	2,450	142,222
Vitamin Shoppe, Inc. (a)	22,797	511,793
		5,328,791
Semiconductors – 10.3%
Formfactor, Inc. (a)	41,567	738,230
Mellanox Technologies Ltd. (a)	4,250	100,173
Netlogic Microsystems, Inc. (a)	2,770	81,521
ON Semiconductor Corp. (a)	90,433	723,464
Pericom Semiconductor Corp. (a)	6,380	68,330
PMC-Sierra, Inc. (a)	6,100	54,412
QLogic Corp. (a)	6,800	138,040
Rovi Corp. (a)	29,810	1,106,845
Skyworks Solutions, Inc. (a)	4,890	76,284
Teradyne, Inc. (a)	50,985	569,502
TriQuint Semiconductor, Inc. (a)	11,450	80,150
Ultratech, Inc. (a)	2,720	36,992
Varian Semiconductor Equipment Associates, Inc. (a)	27,910	924,379
Veeco Instruments, Inc. (a)	12,600	548,100
Verigy Ltd. (a)	7,590	84,856
Volterra Semiconductor Corp. (a)	3,190	80,069
		5,411,347
Software – 7.7%
Acxiom Corp. (a)	5,310	95,261
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,140	80,978
ANSYS, Inc. (a)	18,135	782,344
Blackboard, Inc. (a)	2,530	105,400
Eclipsys Corp. (a)	41,979	834,543
Informatica Corp. (a)	29,695	797,608
MedAssets, Inc. (a)	23,042	483,882
MicroStrategy, Inc. Class A (a)	540	45,938
Quality Systems, Inc.	9,460	581,222
Quest Software, Inc. (a)	5,440	96,778
Take-Two Interactive Software, Inc. (a)	3,470	34,179
THQ, Inc. (a)	13,340	93,513
		4,031,646
Telecommunications – 1.8%
Atheros Communications, Inc. (a)	2,750	106,453
EMS Technologies, Inc. (a)	29,602	491,393
Finisar Corp. (a)	4,730	74,308
Harmonic, Inc. (a)	15,880	100,203
Mastec, Inc. (a)	10,126	127,689
Netgear, Inc. (a)	1,890	49,329
		949,375
Transportation – 2.1%
Hub Group, Inc. Class A (a)	3,490	97,650
Knight Transportation, Inc.	6,670	140,670
Landstar System, Inc.	17,525	735,700
Nordic American Tanker Shipping Ltd.	1,260	38,140
Werner Enterprises, Inc.	3,400	78,778
		1,090,938
TOTAL COMMON STOCK (Cost $41,386,029)		51,539,708
TOTAL EQUITIES (Cost $41,386,029)		51,539,708
MUTUAL FUNDS – 1.0%
Diversified Financial – 1.0%
iShares Russell 2000 Growth Index Fund	6,890	504,623
TOTAL MUTUAL FUNDS (Cost $492,000)		504,623
TOTAL LONG-TERM INVESTMENTS (Cost $41,878,029)		52,044,331
	Principal Amount
SHORT-TERM INVESTMENTS – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (b)	$1,224,323	1,224,323
TOTAL SHORT-TERM INVESTMENTS (Cost $1,224,323)		1,224,323
TOTAL INVESTMENTS – 101.4% (Cost $43,102,352) (c)		53,268,654
Other Assets/ (Liabilities) – (1.4)%		(741,841)
NET ASSETS – 100.0%		$52,526,813

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,224,323. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $1,255,042.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.6%
COMMON STOCK – 94.6%
Aerospace & Defense – 0.8%
BE Aerospace, Inc. (a)	3,700	$112,665
Triumph Group, Inc.	1,300	91,117
		203,782
Apparel – 3.6%
Deckers Outdoor Corp. (a)	1,900	262,200
G-III Apparel Group Ltd. (a)	2,600	71,656
Skechers U.S.A., Inc. Class A (a)	11,200	406,784
Steven Madden Ltd. (a)	4,591	224,041
		964,681
Automotive & Parts – 4.1%
Dana Holding Corp. (a)	13,900	165,132
Exide Technologies (a)	38,276	220,087
WABCO Holdings, Inc. (a)	8,692	260,065
Westport Innovations, Inc. (a)	15,186	250,265
Wonder Auto Technology, Inc. (a)	18,812	199,031
		1,094,580
Beverages – 1.4%
Green Mountain Coffee Roasters, Inc. (a)	3,900	377,598
Biotechnology – 2.0%
3SBio, Inc. ADR (Cayman Islands) (a)	16,953	209,878
Affymetrix, Inc. (a)	25,917	190,231
Illumina, Inc. (a)	3,936	153,110
		553,219
Chemicals – 3.3%
Cytec Industries, Inc.	4,367	204,114
Intrepid Potash, Inc. (a)	5,912	179,311
Methanex Corp.	3,300	80,223
Rockwood Holdings, Inc. (a)	9,566	254,647
Zep, Inc.	7,412	162,174
		880,469
Coal – 1.3%
Walter Energy, Inc.	3,700	341,399
Commercial Services – 7.4%
Aegean Marine Petroleum Network, Inc.	6,500	184,470
Alliance Data Systems Corp. (a)	6,527	417,663
American Public Education, Inc. (a)	4,508	210,073
Capella Education Co. (a)	2,300	213,532
Cardtronics, Inc. (a)	15,272	191,969
Corinthian Colleges, Inc. (a)	13,419	236,040
PAREXEL International Corp. (a)	23,621	550,605
		2,004,352
Computers – 3.8%
IHS, Inc. Class A (a)	7,264	388,406
Super Micro Computer, Inc. (a)	15,228	263,140
Xyratex Ltd. (a)	21,300	360,609
		1,012,155
Diversified Financial – 1.0%
Janus Capital Group, Inc.	18,299	261,493
Electrical Components & Equipment – 2.0%
American Superconductor Corp. (a)	6,902	199,468
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	30,750	172,508
Power-One, Inc. (a)	43,020	181,544
		553,520
Electronics – 2.6%
II-VI, Inc. (a)	5,759	194,885
Newport Corp. (a)	10,629	132,862
Park Electrochemical Corp.	6,259	179,884
Sanmina-SCI Corp. (a)	12,500	206,250
		713,881
Energy — Alternate Sources – 1.1%
Clean Energy Fuels Corp. (a)	3,700	84,286
FuelCell Energy, Inc. (a)	43,257	121,985
Headwaters, Inc. (a)	22,687	104,133
		310,404
Engineering & Construction – 2.3%
Layne Christensen Co. (a)	7,172	191,564
URS Corp. (a)	8,641	428,680
		620,244
Entertainment – 1.4%
Cinemark Holdings, Inc.	20,419	374,484
Environmental Controls – 0.4%
Darling International, Inc. (a)	12,494	111,946
Hand & Machine Tools – 0.7%
Snap-on, Inc.	4,164	180,468
Health Care — Products – 4.5%
Bruker Corp. (a)	12,842	188,135
ev3, Inc. (a)	19,924	315,995
Given Imaging Ltd. (a)	3,880	91,607
Thoratec Corp. (a)	12,562	420,199
Volcano Corp. (a)	8,770	211,883
		1,227,819
Health Care — Services – 1.8%
HEALTHSOUTH Corp. (a)	14,633	273,637
RehabCare Group, Inc. (a)	7,439	202,862
		476,499
Home Furnishing – 1.5%
La-Z-Boy, Inc. (a)	12,442	156,023
Tempur-Pedic International, Inc. (a)	8,000	241,280
		397,303
Internet – 5.2%
AsiaInfo Holdings, Inc. (a)	9,446	250,130
CyberSources Corp. (a)	9,898	174,601
F5 Networks, Inc. (a)	2,400	147,624
GSI Commerce, Inc. (a)	10,598	293,247
ModusLink Global Solutions, Inc. (a)	9,953	83,904
NIC, Inc.	41,127	323,669
NutriSystem, Inc.	7,234	128,837
		1,402,012
Machinery — Construction & Mining – 1.1%
Bucyrus International, Inc. Class A	4,615	304,544

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 1.4%
Wabtec Corp.	8,838	$372,256
Media – 1.1%
DG FastChannel, Inc. (a)	5,891	188,217
Dolan Media Co. (a)	10,863	118,081
		306,298
Metal Fabricate & Hardware – 2.3%
Circor International, Inc.	5,660	187,969
Kaydon Corp.	11,216	421,721
		609,690
Office Furnishings – 1.6%
Herman Miller, Inc.	12,411	224,143
Interface, Inc. Class A	18,625	215,677
		439,820
Oil & Gas – 2.0%
GMX Resources, Inc. (a)	10,319	84,822
Northern Oil and Gas, Inc. (a)	5,500	87,175
Rosetta Resources, Inc. (a)	6,900	162,495
Swift Energy Co. (a)	7,006	215,365
		549,857
Pharmaceuticals – 10.0%
Alkermes, Inc. (a)	7,332	95,096
BioMarin Pharmaceutical, Inc. (a)	7,420	173,405
Impax Laboratories, Inc. (a)	15,650	279,822
Mylan, Inc. (a)	15,371	349,075
Neogen Corp. (a)	10,592	265,859
Perrigo Co.	9,741	571,992
Salix Pharmaceuticals Ltd. (a)	7,200	268,200
Sirona Dental Systems, Inc. (a)	4,700	178,741
SXC Health Solutions Corp. (a)	7,500	504,600
		2,686,790
Retail – 5.3%
EZCORP, Inc. Class A (a)	7,400	152,440
HSN, Inc. (a)	3,500	103,040
J. Crew Group, Inc. (a)	3,900	179,010
Kirkland's, Inc. (a)	6,900	144,900
Lululemon Athletica, Inc. (a)	8,600	356,900
Nu Skin Enterprises, Inc. Class A	6,100	177,510
Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,985	316,341
		1,430,141
Semiconductors – 4.2%
Aixtron AG Sponsored ADR (Germany)	5,100	181,968
Entegris, Inc. (a)	41,647	209,901
Mindspeed Technologies, Inc. (a)	11,000	88,110
Veeco Instruments, Inc. (a)	15,000	652,500
		1,132,479
Software – 5.2%
Acxiom Corp. (a)	10,294	184,674
Blackboard, Inc. (a)	12,368	515,251
Concur Technologies, Inc. (a)	4,901	200,990
Eclipsys Corp. (a)	12,098	240,508
Solera Holdings, Inc.	6,656	257,255
		1,398,678
Telecommunications – 7.6%
Acme Packet, Inc. (a)	24,214	466,846
Aruba Networks, Inc. (a)	16,865	230,376
Atheros Communications, Inc. (a)	5,800	224,518
Ceragon Networks Ltd. (a)	16,547	180,693
Finisar Corp. (a)	6,700	105,257
Ixia (a)	16,535	153,279
JDS Uniphase Corp. (a)	22,700	284,431
NICE Systems Ltd. ADR (Israel) (a)	5,318	168,847
Telestone Technologies Corp. (a)	13,700	239,750
		2,053,997
Transportation – 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	3,300	175,065
TOTAL COMMON STOCK (Cost $21,928,712)		25,521,923
TOTAL EQUITIES (Cost $21,928,712)		25,521,923
WARRANTS – 0.0%
Internet – 0.0%
Lantronix, Inc., Expires 2/09/11, Strike 4.68 (a) (b)	842	-
TOTAL WARRANTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $21,928,712)		25,521,923
	Principal Amount
SHORT-TERM INVESTMENTS – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$1,248,827	1,248,827
TOTAL SHORT-TERM INVESTMENTS (Cost $1,248,827)		1,248,827
TOTAL INVESTMENTS – 99.2% (Cost $23,177,539) (d)		26,770,750
Other Assets/ (Liabilities) – 0.8%		205,681
NET ASSETS – 100.0%		$26,976,431

Notes to Portfolio of Investments
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Emerging Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
(c)	Maturity value of $1,248,827. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 8/15/39, and an aggregate market value, including accrued interest, of $1,274,471.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.1%
COMMON STOCK – 95.5%
Aerospace & Defense – 1.9%
BAE Systems PLC	223,600	$1,262,900
Rolls-Royce Group PLC (a)	134,200	1,214,098
		2,476,998
Agriculture – 1.2%
Japan Tobacco, Inc.	418	1,550,810
Airlines – 0.4%
Qantas Airways Ltd. (a)	193,346	502,431
Apparel – 0.2%
Yue Yuen Industrial Holdings Ltd. (b)	92,500	320,154
Auto Manufacturers – 2.7%
Bayerische Motoren Werke AG	20,000	923,057
Dongfeng Motor Group Co. Ltd. Class H	546,000	882,958
Nissan Motor Co. Ltd. (a)	213,500	1,832,212
		3,638,227
Banks – 19.4%
Australia & New Zealand Banking Group Ltd.	31,600	732,935
Banco do Brasil SA	110,900	1,857,616
Banco Santander SA	133,551	1,774,654
Bank of China Ltd. Class H	1,011,000	536,483
Barclays PLC	221,600	1,207,210
BNP Paribas	28,460	2,186,321
China Construction Bank Corp. Class H	922,000	752,412
Credit Agricole SA	72,127	1,262,892
Danske Bank A/S (a)	54,500	1,343,961
Deutsche Bank AG	24,100	1,857,194
KB Financial Group, Inc.	38,806	1,870,706
National Australia Bank Ltd.	68,500	1,724,632
National Bank of Canada	12,700	773,266
OTP Bank PLC (a)	29,900	1,047,532
Societe Generale	28,232	1,775,991
Sumitomo Mitsui Financial Group, Inc.	42,600	1,402,725
Turkiye Garanti Bankasi AS	399,500	1,871,633
Turkiye Vakiflar Bankasi TAO (a)	153,000	409,829
UniCredit Italiano SpA (a)	493,350	1,458,153
		25,846,145
Beverages – 1.0%
Carlsberg A/S Class B	16,400	1,379,297
Building Materials – 0.9%
Cie de Saint-Gobain	24,900	1,196,117
Chemicals – 0.8%
Koninklijke DSM NV	23,500	1,047,846
Coal – 0.8%
Banpu PCL	23,400	441,718
Yanzhou Coal Mining Co. Ltd. Class H	242,000	580,763
		1,022,481
Commercial Services – 1.1%
Macquarie Infrastructure Group	176,961	181,380
Randstad Holding NV (a)	27,600	1,315,079
		1,496,459
Computers – 0.2%
Compal Electronics, Inc.	158,285	206,955
Distribution & Wholesale – 3.5%
ITOCHU Corp.	62,000	544,005
Mitsubishi Corp.	59,100	1,551,374
Mitsui & Co. Ltd.	80,200	1,347,859
Wolseley PLC (a)	50,100	1,212,246
		4,655,484
Diversified Financial – 2.5%
Hana Financial Group, Inc.	45,900	1,422,592
Macquarie Group Ltd.	22,100	954,517
ORIX Corp.	10,590	937,995
		3,315,104
Electric – 3.0%
E.ON AG	43,600	1,612,374
Electricite de France	22,700	1,241,343
RWE AG	7,350	652,379
The Tokyo Electric Power Co., Inc.	20,600	548,859
		4,054,955
Electrical Components & Equipment – 2.0%
Sharp Corp.	93,000	1,164,586
Toshiba Corp. (a)	289,000	1,495,373
		2,659,959
Electronics – 2.4%
AU Optronics Corp.	1,640,790	1,855,919
Murata Manufacturing Co. Ltd.	23,200	1,319,464
		3,175,383
Engineering & Construction – 0.5%
Bouygues SA	12,800	645,123
Foods – 0.6%
Casino Guichard-Perrachon SA	9,400	796,154
Koninlijke Ahold NV	4,180	55,832
		851,986
Gas – 0.3%
Tokyo Gas Co. Ltd.	89,000	392,635
Holding Company — Diversified – 1.5%
Bidvest Group Ltd.	82,602	1,532,951
TUI Travel PLC	114,000	521,391
		2,054,342
Home Furnishing – 1.1%
Sony Corp.	38,200	1,464,818
Insurance – 2.4%
Allianz SE	15,334	1,926,075
Aviva PLC	45,532	266,149
Muenchener Rueckversicherungs AG	4,400	715,171
Old Mutual PLC (a)	178,400	331,566
		3,238,961
Iron & Steel – 0.9%
Tata Steel Ltd.	85,400	1,203,019
Leisure Time – 0.6%
Thomas Cook Group PLC	186,200	763,323
Machinery — Construction & Mining – 1.6%
Rio Tinto PLC	35,100	2,079,909
Media – 2.0%
Lagardere S.C.A	27,800	1,127,641
Vivendi SA	60,070	1,611,742
		2,739,383

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining – 3.9%
Hindalco Industries Ltd.	396,300	$1,600,895
Kazakhmys PLC (a)	32,400	752,589
KGHM Polska Miedz SA (a)	22,500	847,751
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	23,764	437,495
Xstrata PLC (a)	83,930	1,594,831
		5,233,561
Oil & Gas – 10.6%
BP PLC	67,500	639,542
EnCana Corp.	16,600	516,477
ENI SpA	58,600	1,378,057
Gazprom OAO Sponsored ADR (Russia)	72,300	1,696,881
KazMunaiGas Exploration Production GDR (Kazakhstan)	21,900	540,273
LUKOIL OAO Sponsored ADR (Russia)	30,300	1,718,010
Nexen, Inc.	63,967	1,582,721
Petroleo Brasileiro SA Sponsored ADR (Brazil)	17,100	676,989
Royal Dutch Shell PLC Class A	131,700	3,814,528
Suncor Energy, Inc.	48,636	1,581,694
		14,145,172
Pharmaceuticals – 5.4%
AstraZeneca PLC	41,200	1,840,068
Bayer AG	25,700	1,741,149
Novartis AG	24,960	1,350,910
Sanofi-Aventis	31,300	2,340,032
		7,272,159
Real Estate – 2.0%
Agile Property Holdings Ltd.	358,000	487,502
Mitsui Fudosan Co. Ltd.	83,000	1,411,013
Sumitomo Realty & Development Co., Ltd.	38,000	724,211
		2,622,726
Real Estate Investment Trusts (REITS) – 0.4%
Klepierre	15,300	601,186
Retail – 1.9%
Esprit Holdings Ltd.	163,600	1,287,691
Marks & Spencer Group PLC	225,700	1,269,174
		2,556,865
Semiconductors – 5.4%
Elpida Memory, Inc. (a)	28,100	550,676
Hynix Semiconductor, Inc. (a)	117,100	2,759,915
Powertech Technology, Inc.	136,000	483,939
Samsung Electronics Co., Ltd.	4,110	2,972,668
United Microelectronics Corp. (a)	767,000	405,014
		7,172,212
Software – 0.1%
Konami Corp.	9,600	185,155
Telecommunications – 9.6%
Bezeq Israeli Telecommunication Corp. Ltd.	532,800	1,512,009
France Telecom SA	66,100	1,585,211
KDDI Corp.	107	554,229
Nippon Telegraph & Telephone Corp.	38,900	1,639,669
Nokia Oyj	134,200	2,089,838
Telecom Italia SpA	759,200	1,095,866
Telecom Italia SpA- RSP	656,100	741,628
Telefonica SA	13,700	324,645
Vodafone Group PLC	1,394,100	3,227,276
		12,770,371
Toys, Games & Hobbies – 0.2%
Namco Bandai Holdings, Inc.	32,200	313,398
Transportation – 0.5%
Deutsche Post AG	37,470	649,777
TOTAL COMMON STOCK (Cost $123,697,714)		127,500,886
PREFERRED STOCK – 0.6%
Banks – 0.6%
Banco Bradesco SA 2.625%	42,570	783,534
TOTAL PREFERRED STOCK (Cost $635,091)		783,534
TOTAL EQUITIES (Cost $124,332,805)		128,284,420
WARRANTS – 0.7%
Diversified Financial – 0.7%
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 0.00 (a)	63,200	889,755
TOTAL WARRANTS (Cost $842,101)		889,755
TOTAL LONG-TERM INVESTMENTS (Cost $125,174,906)		129,174,175
	Principal Amount
SHORT-TERM INVESTMENTS – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$3,755,320	3,755,320
TOTAL SHORT-TERM INVESTMENTS (Cost $3,755,320)		3,755,320
TOTAL INVESTMENTS – 99.6% (Cost $128,930,226) (d)		132,929,495
Other Assets/ (Liabilities) – 0.4%		596,947
NET ASSETS – 100.0%		$133,526,442

Notes to Portfolio of Investments
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $3,755,321. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $3,831,433.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.4%
COMMON STOCK – 97.2%
Advertising – 0.8%
Publicis Groupe	103,200	$4,424,959
Aerospace & Defense – 0.6%
BAE Systems PLC	387,400	2,188,049
Rolls-Royce Group PLC (a)	166,200	1,503,599
		3,691,648
Agriculture – 0.4%
Japan Tobacco, Inc.	382	1,417,247
KT&G Corp.	14,800	818,891
		2,236,138
Airlines – 0.1%
Turk Hava Yollari AO	80,100	274,636
Apparel – 0.5%
Burberry Group PLC	255,780	2,776,601
Yue Yuen Industrial Holdings Ltd. (b)	88,500	306,309
		3,082,910
Auto Manufacturers – 3.4%
Bayerische Motoren Werke AG	133,500	6,161,404
Daimler AG	102,900	4,852,437
Dongfeng Motor Group Co. Ltd. Class H	508,000	821,506
Honda Motor Co. Ltd.	58,100	2,054,633
Nissan Motor Co. Ltd. (a)	136,900	1,174,847
Toyota Motor Corp.	112,100	4,511,603
		19,576,430
Banks – 9.9%
Australia & New Zealand Banking Group Ltd.	29,400	681,910
Banca Popolare di Milano S.c.a.r.l.	71,500	445,170
Banco do Brasil SA	102,300	1,713,563
Banco Santander Brasil-ADS	77,840	967,551
Banco Santander SA	236,476	3,142,344
Bank of China Ltd. Class H	1,865,000	989,654
Bank of Ireland (a)	751,500	1,642,362
Barclays PLC	164,500	896,147
BNP Paribas	69,535	5,341,735
China Construction Bank Corp. Class H	605,000	493,720
Credit Agricole SA	64,344	1,126,617
Danske Bank A/S (a)	24,600	606,632
Deutsche Bank AG	21,800	1,679,951
Erste Group Bank AG	38,989	1,638,801
The Governor & Co. of the Bank of Ireland (a)	165,400	357,327
HSBC Holdings PLC	523,303	5,308,024
ICICI Bank Ltd. Sponsored ADR (India)	50,750	2,167,025
Intesa Sanpaolo (a)	327,790	1,221,398
Julius Baer Group Ltd.	132,683	4,817,069
KB Financial Group, Inc.	37,934	1,828,670
Komercni Banka AS	10,473	2,126,633
National Australia Bank Ltd.	65,200	1,641,548
National Bank of Canada	7,900	481,008
Societe Generale	22,576	1,420,189
Standard Chartered PLC	200,921	5,477,985
State Bank of India Ltd. Sponsored GDR (India)	3,600	338,149
Sumitomo Mitsui Financial Group, Inc.	126,100	4,152,198
Turkiye Garanti Bankasi AS	420,800	1,971,422
Turkiye Vakiflar Bankasi TAO (a)	175,300	469,562
UniCredit Italiano SpA (a)	446,775	1,320,495
		56,464,859
Beverages – 5.5%
Carlsberg A/S Class B	15,400	1,295,194
Diageo PLC	571,117	9,607,831
Fomento Economico Mexicano SAB de CV, Series B Sponsored ADR (Mexico)	63,900	3,037,167
Foster's Group Ltd.	469,300	2,270,727
Heineken Holding NV Class A	57,900	2,580,920
Heineken NV	162,890	8,374,065
Pernod-Ricard SA	49,949	4,243,413
		31,409,317
Building Materials – 0.3%
Cie de Saint-Gobain	22,800	1,095,240
Geberit AG Registered	3,000	537,350
		1,632,590
Chemicals – 5.4%
Air Liquide	42,276	5,075,554
Akzo Nobel NV	73,940	4,224,719
Givaudan SA Registered	7,852	6,896,317
Koninklijke DSM NV	18,200	811,523
Linde AG	81,650	9,739,671
Shin-Etsu Chemical Co. Ltd.	72,400	4,211,302
		30,959,086
Coal – 0.2%
Banpu PCL	21,700	409,627
Yanzhou Coal Mining Co. Ltd. Class H	302,000	724,754
		1,134,381
Commercial Services – 3.1%
Adecco SA	87,100	4,955,501
Brambles Ltd.	543,800	3,664,125
Experian PLC	204,600	2,012,376
G4S PLC	737,700	2,930,545
Hays PLC	832,640	1,372,780
Macquarie Infrastructure Group	103,100	105,675
Meitec Corp.	67,900	1,331,428
Randstad Holding NV (a)	33,300	1,586,671
		17,959,101
Computers – 0.1%
Compal Electronics, Inc.	117,365	153,453
Quanta Computer, Inc.	200,000	387,704
		541,157
Cosmetics & Personal Care – 0.8%
Beiersdorf AG	61,340	3,669,489
Kao Corp.	37,800	957,163
		4,626,652
Distribution & Wholesale – 1.2%
ITOCHU Corp.	39,000	342,197
Li & Fung Ltd.	512,800	2,511,626
Mitsubishi Corp.	55,600	1,459,500
Mitsui & Co. Ltd.	74,500	1,252,063
Wolseley PLC (a)	50,200	1,214,665
		6,780,051

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial – 5.8%
Aeon Credit Service Co. Ltd.	116,400	$1,383,764
Credit Suisse Group	114,100	5,874,965
Daiwa Securities Group, Inc.	1,085,520	5,720,844
Deutsche Boerse AG	55,880	4,148,917
Grupo Financiero Banorte SAB de CV	276,000	1,230,156
Hana Financial Group, Inc.	24,200	750,037
Macquarie Group Ltd.	23,500	1,014,984
Nomura Holdings, Inc.	213,400	1,566,741
ORIX Corp. (a)	16,660	1,475,638
Schroders PLC	21,100	368,930
Schroders PLC	130,300	2,782,015
UBS AG (a)	408,401	6,639,855
		32,956,846
Electric – 1.1%
E.ON AG	103,320	3,820,883
Electricite de France	20,300	1,110,100
RWE AG	6,760	600,011
The Tokyo Electric Power Co., Inc.	24,300	647,440
		6,178,434
Electrical Components & Equipment – 2.2%
Legrand SA	90,370	2,855,680
Schneider Electric SA	68,293	8,009,581
Sharp Corp.	47,000	588,554
Toshiba Corp. (a)	269,000	1,391,887
		12,845,702
Electronics – 3.0%
AU Optronics Corp.	1,544,800	1,747,343
Fanuc Ltd.	32,400	3,443,009
Hirose Electric Co. Ltd.	14,000	1,610,754
Hoya Corp.	206,800	5,669,837
Murata Manufacturing Co. Ltd.	22,500	1,279,653
Omron Corp.	121,500	2,823,901
Orbotech Ltd. (a)	33,200	359,556
		16,934,053
Engineering & Construction – 0.1%
Bouygues SA	15,600	786,244
Entertainment – 0.4%
Ladbrokes PLC	405,704	977,972
William Hill PLC	468,722	1,504,289
		2,482,261
Food Services – 0.6%
Sodexo	57,000	3,413,787
Foods – 3.9%
Casino Guichard-Perrachon SA	8,900	753,805
Danone SA	66,515	4,015,323
Koninlijke Ahold NV	63,400	846,832
Nestle SA	289,407	14,827,521
Tesco PLC	294,217	1,946,267
		22,389,748
Forest Products & Paper – 0.3%
Svenska Cellulosa AB Class B	130,800	1,849,710
Gas – 0.9%
Gaz De France	131,177	5,078,453
Health Care — Products – 1.5%
Luxottica Group SpA	29,500	790,732
Sonova Holding AG	11,751	1,462,772
Synthes, Inc.	48,193	6,027,191
		8,280,695
Holding Company — Diversified – 1.9%
Bidvest Group Ltd.	35,552	659,784
LVMH Moet Hennessy Louis Vuitton SA	86,816	10,146,476
TUI Travel PLC	48,800	223,192
		11,029,452
Home Furnishing – 0.2%
Sony Corp.	35,400	1,357,449
Household Products – 1.7%
Reckitt Benckiser Group PLC	175,938	9,686,368
Insurance – 3.1%
Allianz SE	55,500	6,971,250
Aviva PLC	50,600	295,773
AXA SA	172,647	3,841,311
Industrial Alliance Insurance & Financial Services, Inc.	3,600	124,059
ING Groep NV (a)	385,290	3,846,915
Muenchener Rueckversicherungs AG	4,102	666,735
Old Mutual PLC (a)	310,800	577,639
Swiss Reinsurance Co. Ltd. (a)	25,969	1,278,915
		17,602,597
Iron & Steel – 0.2%
JFE Holdings, Inc.	23,700	951,297
Leisure Time – 0.1%
Thomas Cook Group PLC	127,800	523,913
Machinery — Construction & Mining – 0.3%
Rio Tinto PLC	32,700	1,937,693
Manufacturing – 1.1%
Bombardier, Inc. Class B	103,000	631,802
Konica Minolta Holdings, Inc.	142,500	1,665,355
Smiths Group PLC	175,443	3,028,806
Tyco International Ltd.	21,200	810,900
		6,136,863
Media – 5.3%
British Sky Broadcasting Group PLC	328,200	3,007,698
Grupo Televisa SA Sponsored ADR (Mexico)	156,400	3,287,528
Reed Elsevier PLC	451,500	3,614,057
Societe Television Francaise 1	266,400	4,942,208
Thomson Reuters Corp.	95,000	3,457,097
Vivendi SA	94,602	2,538,273
Wolters Kluwer NV	201,310	4,374,835
WPP PLC	513,034	5,314,975
		30,536,671
Metal Fabricate & Hardware – 0.7%
Assa Abloy AB, Series B	207,500	4,073,981
Mining – 0.8%
BHP Billiton Ltd.	12,600	505,018
Hindalco Industries Ltd.	147,600	596,246
Kazakhmys PLC (a)	27,800	645,740
KGHM Polska Miedz SA	23,000	866,590
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	22,281	410,193
Xstrata PLC (a)	79,110	1,503,242
		4,527,029
Office Equipment/Supplies – 1.5%
Canon, Inc.	183,450	8,488,893
Oil & Gas – 5.3%
BP PLC	140,500	1,331,194
Cenovus Energy, Inc.	37,600	985,496
CNOOC Ltd.	1,129,000	1,857,506
EnCana Corp.	16,200	504,032
ENI SpA	60,600	1,425,090

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gazprom OAO Sponsored ADR (Russia)	72,600	$1,703,922
Inpex Corp.	678	4,981,969
KazMunaiGas Exploration Production GDR (Kazakhstan)	20,800	513,136
LUKOIL OAO Sponsored ADR (Russia)	28,500	1,615,950
Nexen, Inc.	59,365	1,468,855
Petroleo Brasileiro SA Sponsored ADR (Brazil)	15,900	629,481
Royal Dutch Shell PLC Class A	156,300	4,536,802
Royal Dutch Shell PLC Class A	110,400	3,197,600
Suncor Energy, Inc.	36,864	1,198,856
Total SA	69,870	4,063,306
		30,013,195
Pharmaceuticals – 6.2%
Actelion Ltd. (a)	28,953	1,317,144
AstraZeneca PLC	32,800	1,464,908
Bayer AG	111,520	7,555,369
Celesio AG	2,800	89,649
GlaxoSmithKline PLC	153,400	2,945,190
Merck KGaA	38,370	3,112,173
Novartis AG	99,370	5,378,202
Roche Holding AG	69,232	11,250,820
Sanofi-Aventis	28,400	2,123,224
		35,236,679
Real Estate – 0.4%
Agile Property Holdings Ltd.	242,000	329,541
Mitsui Fudosan Co. Ltd.	78,000	1,326,012
Sumitomo Realty & Development Co., Ltd.	32,000	609,862
		2,265,415
Real Estate Investment Trusts (REITS) – 0.1%
Klepierre	14,500	569,751
Retail – 4.2%
Aeon Co. Ltd.	45,000	509,668
Cie Financiere Richemont SA	224,898	8,730,729
Debenhams PLC (a)	237,400	272,383
Esprit Holdings Ltd.	341,900	2,691,085
Lawson, Inc.	73,600	3,142,073
Marks & Spencer Group PLC	210,400	1,183,138
RONA, Inc. (a)	22,000	332,280
Signet Jewelers Ltd. (a)	139,900	4,524,366
Swatch Group AG	7,400	2,365,778
Travis Perkins PLC (a)	22,400	277,909
		24,029,409
Semiconductors – 4.1%
Hynix Semiconductor, Inc. (a)	102,900	2,425,237
Powertech Technology, Inc.	210,000	747,258
Rohm Co. Ltd.	70,300	5,255,427
Samsung Electronics Co., Ltd.	14,068	10,175,061
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	307,537	3,226,063
Tokyo Electron Ltd.	20,700	1,367,074
		23,196,120
Software – 2.0%
Infosys Technologies Ltd. Sponsored ADR (India)	73,320	4,314,882
SAP AG	148,920	7,224,973
		11,539,855
Telecommunications – 3.2%
America Movil SAB de C.V. Sponsored ADR (Mexico)	18,160	914,174
Bezeq Israeli Telecommunication Corp. Ltd.	352,300	999,776
France Telecom SA	55,600	1,333,400
KDDI Corp.	144	745,878
LG Telecom Ltd.	22,230	151,593
MTN Group Ltd. (a)	150,210	2,293,512
Nippon Telegraph & Telephone Corp.	31,700	1,336,183
Nokia Oyj	152,300	2,371,701
Singapore Telecommunications Ltd.	1,310,500	2,976,736
Telecom Corp. of New Zealand Ltd.	99,796	152,628
Telecom Italia SpA	723,800	1,044,768
Telecom Italia SpA- RSP	566,300	640,122
Vodafone Group PLC	1,336,700	3,094,398
		18,054,869
Toys, Games & Hobbies – 0.0%
Namco Bandai Holdings, Inc.	11,000	107,061
Transportation – 2.7%
Canadian National Railway Co.	126,590	7,670,088
Deutsche Post AG	56,710	983,422
East Japan Railway	3,400	236,559
Kuehne & Nagel International AG	21,200	2,145,101
TNT NV	157,579	4,528,966
		15,564,136
TOTAL COMMON STOCK (Cost $522,689,047)		555,418,544
PREFERRED STOCK – 0.2%
Banks – 0.2%
Banco Bradesco SA 2.625%	63,030	1,160,116
TOTAL PREFERRED STOCK (Cost $743,660)		1,160,116
TOTAL EQUITIES (Cost $523,432,707)		556,578,660
WARRANTS – 0.4%
Diversified Financial – 0.4%
Credit Suisse/Nassau, Expires 9/15/14, Strike 0.00 (a)	22,080,000	890,928
Merrill Lynch & Co., Inc., Expires 12/23/14, Strike 0.00 (a)	116,600	1,641,541
		2,532,469
TOTAL WARRANTS (Cost $2,163,912)		2,532,469
TOTAL LONG-TERM INVESTMENTS (Cost $525,596,619)		559,111,129

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/10, 0.010%, due 4/01/10 (c)	$9,356,722	$9,356,722
Time Deposits – 0.0%
Euro Time Deposit 0.010% 4/01/10	34,823	34,823
TOTAL SHORT-TERM INVESTMENTS (Cost $9,391,545)		9,391,545
TOTAL INVESTMENTS – 99.4% (Cost $534,988,164) (d)		568,502,674
Other Assets/ (Liabilities) – 0.6%		3,151,556
NET ASSETS – 100.0%		$571,654,230

Notes to Portfolio of Investments
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $9,356,725. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 - 9/25/39, and an aggregate market value, including accrued interest, of $9,553,525.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement Income Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	41,131	$416,242
MassMutual Premier Core Bond Fund, Class S (a)	745,185	8,286,458
MassMutual Premier Discovery Value Fund, Class S (a)	21,880	198,667
MassMutual Premier Diversified Bond Fund, Class S (a)	1,435,444	14,986,039
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	529,905	4,546,584
MassMutual Premier Enhanced Index Value Fund, Class S (a)	473,888	4,501,932
MassMutual Premier Focused International Fund, Class S (a)	52,325	575,576
MassMutual Premier High Yield Fund, Class S (a)	373,857	3,260,037
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,392,232	14,367,833
MassMutual Premier International Bond Fund, Class S (a)	508,540	5,039,627
MassMutual Premier International Equity Fund, Class S (a)	95,020	1,259,968
MassMutual Premier Main Street Small Cap Fund, Class S (a)	25,678	241,888
MassMutual Premier Money Market Fund, Class S (a)	993,075	993,075
MassMutual Premier Short-Duration Bond Fund, Class S (a)	1,699,390	17,843,600
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	200,388	3,166,137
MassMutual Premier Value Fund, Class S (a)	9,432	126,486
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	111,766	675,064
MassMutual Select Blue Chip Growth Fund, Class S (a)	49,108	468,487
MassMutual Select Core Opportunities Fund, Class S (a) (b)	55,709	481,886
MassMutual Select Diversified International Fund, Class S (a)	212,168	1,493,664
MassMutual Select Diversified Value Fund, Class S (a)	103,139	885,962
MassMutual Select Emerging Growth Fund, Class S (a) (b)	45,409	242,029
MassMutual Select Focused Value Fund, Class S (a) (b)	129,468	2,076,664
MassMutual Select Fundamental Value Fund, Class S (a)	135,045	1,342,343
MassMutual Select Large Cap Growth Fund, Class S (a)	143,044	1,192,987
MassMutual Select Large Cap Value Fund, Class S (a)	39,746	393,883
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	54,468	508,182
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	57,654	769,110
MassMutual Select Mid-Cap Value Fund, Class S (a)	118,313	1,065,997
MassMutual Select Overseas Fund, Class S (a) (b)	500,302	3,442,079
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	19,113	291,091
MassMutual Select Small Cap Value Equity Fund, Class S (a)	70,622	580,515
MassMutual Select Small Company Growth Fund, Class S (a) (b)	67,319	540,574
MassMutual Select Small Company Value Fund, Class S (a)	51,997	635,928
MassMutual Select Strategic Bond Fund, Class S (a)	453,902	4,316,611
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	625,379	2,126,287
Oppenheimer Real Estate Fund, Class Y (a)	119,553	1,965,456
		105,304,948
TOTAL MUTUAL FUNDS (Cost $93,649,606)		105,304,948
TOTAL LONG-TERM INVESTMENTS (Cost $93,649,606)		105,304,948
TOTAL INVESTMENTS – 100.1% (Cost $93,649,606) (c)		105,304,948
Other Assets/ (Liabilities) – (0.1)%		(86,037)
NET ASSETS – 100.0%		$105,218,911

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2010 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	84,401	$854,134
MassMutual Premier Core Bond Fund, Class S (a)	698,706	7,769,612
MassMutual Premier Discovery Value Fund, Class S (a)	57,182	519,212
MassMutual Premier Diversified Bond Fund, Class S (a)	1,295,929	13,529,497
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	890,333	7,639,053
MassMutual Premier Enhanced Index Value Fund, Class S (a)	804,632	7,644,000
MassMutual Premier Focused International Fund, Class S (a)	98,574	1,084,314
MassMutual Premier High Yield Fund, Class S (a)	318,518	2,777,476
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,141,745	11,782,804
MassMutual Premier International Bond Fund, Class S (a)	414,187	4,104,594
MassMutual Premier International Equity Fund, Class S (a)	187,897	2,491,509
MassMutual Premier Main Street Small Cap Fund, Class S (a)	191,397	1,802,958
MassMutual Premier Money Market Fund, Class S (a)	227,676	227,676
MassMutual Premier Short-Duration Bond Fund, Class S (a)	994,781	10,445,205
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	281,272	4,444,101
MassMutual Premier Value Fund, Class S (a)	20,623	276,560
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	202,969	1,225,933
MassMutual Select Blue Chip Growth Fund, Class S (a)	142,117	1,355,801
MassMutual Select Core Opportunities Fund, Class S (a) (b)	63,322	547,734
MassMutual Select Diversified International Fund, Class S (a)	452,287	3,184,099
MassMutual Select Diversified Value Fund, Class S (a)	226,133	1,942,485
MassMutual Select Emerging Growth Fund, Class S (a) (b)	96,535	514,534
MassMutual Select Focused Value Fund, Class S (a) (b)	149,798	2,402,759
MassMutual Select Fundamental Value Fund, Class S (a)	292,421	2,906,665
MassMutual Select Large Cap Growth Fund, Class S (a)	314,144	2,619,964
MassMutual Select Large Cap Value Fund, Class S (a)	89,065	882,635
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	149,635	1,396,095
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	148,767	1,984,556
MassMutual Select Mid-Cap Value Fund, Class S (a)	314,222	2,831,138
MassMutual Select Overseas Fund, Class S (a) (b)	1,040,670	7,159,808
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	40,976	624,071
MassMutual Select Small Cap Value Equity Fund, Class S (a)	107,143	880,712
MassMutual Select Small Company Growth Fund, Class S (a) (b)	121,748	977,634
MassMutual Select Small Company Value Fund, Class S (a)	96,411	1,179,113
MassMutual Select Strategic Bond Fund, Class S (a)	394,666	3,753,276
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	632,909	2,151,890
Oppenheimer Real Estate Fund, Class Y (a)	138,597	2,278,543
		120,192,150
TOTAL MUTUAL FUNDS (Cost $108,995,328)		120,192,150
TOTAL LONG-TERM INVESTMENTS (Cost $108,995,328)		120,192,150
TOTAL INVESTMENTS – 100.1% (Cost $108,995,328) (c)		120,192,150
Other Assets/ (Liabilities) – (0.1)%		(83,177)
NET ASSETS – 100.0%		$120,108,973

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2020 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	542,215	$5,487,218
MassMutual Premier Core Bond Fund, Class S (a)	849,788	9,449,645
MassMutual Premier Discovery Value Fund, Class S (a)	257,720	2,340,099
MassMutual Premier Diversified Bond Fund, Class S (a)	1,786,214	18,648,072
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	3,192,648	27,392,922
MassMutual Premier Enhanced Index Value Fund, Class S (a)	2,813,313	26,726,470
MassMutual Premier Focused International Fund, Class S (a)	510,582	5,616,406
MassMutual Premier High Yield Fund, Class S (a)	935,042	8,153,563
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	1,582,898	16,335,507
MassMutual Premier International Bond Fund, Class S (a)	906,060	8,979,054
MassMutual Premier International Equity Fund, Class S (a)	958,931	12,715,430
MassMutual Premier Main Street Small Cap Fund, Class S (a)	2,071,933	19,517,610
MassMutual Premier Short-Duration Bond Fund, Class S (a)	835,556	8,773,338
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	1,021,649	16,142,061
MassMutual Premier Value Fund, Class S (a)	120,447	1,615,196
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,472,908	8,896,367
MassMutual Select Blue Chip Growth Fund, Class S (a)	876,114	8,358,126
MassMutual Select Core Opportunities Fund, Class S (a) (b)	198,155	1,714,037
MassMutual Select Diversified International Fund, Class S (a)	2,275,933	16,022,569
MassMutual Select Diversified Value Fund, Class S (a)	1,369,398	11,763,131
MassMutual Select Emerging Growth Fund, Class S (a) (b)	211,836	1,129,087
MassMutual Select Focused Value Fund, Class S (a) (b)	473,836	7,600,336
MassMutual Select Fundamental Value Fund, Class S (a)	1,836,233	18,252,157
MassMutual Select Large Cap Growth Fund, Class S (a)	1,708,016	14,244,856
MassMutual Select Large Cap Value Fund, Class S (a)	543,772	5,388,777
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	677,826	6,324,120
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	674,844	9,002,425
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,433,241	12,913,502
MassMutual Select Overseas Fund, Class S (a) (b)	4,986,888	34,309,787
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	137,189	2,089,383
MassMutual Select Small Cap Value Equity Fund, Class S (a)	432,160	3,552,359
MassMutual Select Small Company Growth Fund, Class S (a) (b)	466,824	3,748,595
MassMutual Select Small Company Value Fund, Class S (a)	329,076	4,024,602
MassMutual Select Strategic Bond Fund, Class S (a)	503,766	4,790,814
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	2,079,233	7,069,391
Oppenheimer Real Estate Fund, Class Y (a)	398,006	6,543,214
		375,630,226
TOTAL MUTUAL FUNDS (Cost $360,576,247)		375,630,226
TOTAL LONG-TERM INVESTMENTS (Cost $360,576,247)		375,630,226
TOTAL INVESTMENTS – 100.1% (Cost $360,576,247) (c)		375,630,226
Other Assets/ (Liabilities) – (0.1)%		(218,324)
NET ASSETS – 100.0%		$375,411,902

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2030 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	632,249	$6,398,361
MassMutual Premier Core Bond Fund, Class S (a)	161,496	1,795,832
MassMutual Premier Discovery Value Fund, Class S (a)	231,041	2,097,856
MassMutual Premier Diversified Bond Fund, Class S (a)	373,309	3,897,344
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,819,045	15,607,407
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,711,631	16,260,497
MassMutual Premier Focused International Fund, Class S (a)	424,205	4,666,255
MassMutual Premier High Yield Fund, Class S (a)	768,122	6,698,028
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	636,274	6,566,347
MassMutual Premier International Bond Fund, Class S (a)	559,221	5,541,879
MassMutual Premier International Equity Fund, Class S (a)	820,411	10,878,654
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,260,921	11,877,880
MassMutual Premier Short-Duration Bond Fund, Class S (a)	368,785	3,872,245
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	925,902	14,629,256
MassMutual Premier Value Fund, Class S (a)	129,178	1,732,274
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,674,936	10,116,615
MassMutual Select Blue Chip Growth Fund, Class S (a)	1,184,941	11,304,340
MassMutual Select Core Opportunities Fund, Class S (a) (b)	156,517	1,353,870
MassMutual Select Diversified International Fund, Class S (a)	1,993,722	14,035,801
MassMutual Select Diversified Value Fund, Class S (a)	1,575,528	13,533,783
MassMutual Select Emerging Growth Fund, Class S (a) (b)	661,429	3,525,418
MassMutual Select Focused Value Fund, Class S (a) (b)	382,568	6,136,398
MassMutual Select Fundamental Value Fund, Class S (a)	2,113,200	21,005,212
MassMutual Select Large Cap Growth Fund, Class S (a)	1,891,585	15,775,820
MassMutual Select Large Cap Value Fund, Class S (a)	644,194	6,383,964
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	625,192	5,833,044
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	587,728	7,840,296
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,294,568	11,664,054
MassMutual Select Overseas Fund, Class S (a) (b)	4,149,998	28,551,989
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	153,512	2,337,981
MassMutual Select Small Cap Value Equity Fund, Class S (a)	580,928	4,775,232
MassMutual Select Small Company Growth Fund, Class S (a) (b)	399,804	3,210,427
MassMutual Select Small Company Value Fund, Class S (a)	414,299	5,066,881
MassMutual Select Strategic Bond Fund, Class S (a)	110,223	1,048,218
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	1,524,087	5,181,896
Oppenheimer Real Estate Fund, Class Y (a)	328,999	5,408,736
		296,610,090
TOTAL MUTUAL FUNDS (Cost $284,105,150)		296,610,090
TOTAL LONG-TERM INVESTMENTS (Cost $284,105,150)		296,610,090
TOTAL INVESTMENTS – 100.1% (Cost $284,105,150) (c)		296,610,090
Other Assets/ (Liabilities) – (0.1)%		(170,941)
NET ASSETS – 100.0%		$296,439,149

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2040 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.1%
Diversified Financial – 100.1%
MassMutual Premier Capital Appreciation Fund, Class S (a)	409,921	$4,148,398
MassMutual Premier Core Bond Fund, Class S (a)	95,680	1,063,965
MassMutual Premier Discovery Value Fund, Class S (a)	140,560	1,276,285
MassMutual Premier Diversified Bond Fund, Class S (a)	124,101	1,295,611
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	1,134,021	9,729,902
MassMutual Premier Enhanced Index Value Fund, Class S (a)	1,003,935	9,537,380
MassMutual Premier Focused International Fund, Class S (a)	265,172	2,916,890
MassMutual Premier High Yield Fund, Class S (a)	197,609	1,723,149
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	148,088	1,528,266
MassMutual Premier International Bond Fund, Class S (a)	286,637	2,840,574
MassMutual Premier International Equity Fund, Class S (a)	523,343	6,939,523
MassMutual Premier Main Street Small Cap Fund, Class S (a)	666,217	6,275,764
MassMutual Premier Short-Duration Bond Fund, Class S (a)	173,341	1,820,078
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	523,601	8,272,896
MassMutual Premier Value Fund, Class S (a)	80,993	1,086,120
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	1,136,419	6,863,972
MassMutual Select Blue Chip Growth Fund, Class S (a)	719,828	6,867,160
MassMutual Select Core Opportunities Fund, Class S (a) (b)	92,849	803,143
MassMutual Select Diversified International Fund, Class S (a)	1,202,497	8,465,580
MassMutual Select Diversified Value Fund, Class S (a)	1,026,389	8,816,679
MassMutual Select Emerging Growth Fund, Class S (a) (b)	366,240	1,952,059
MassMutual Select Focused Value Fund, Class S (a) (b)	223,387	3,583,134
MassMutual Select Fundamental Value Fund, Class S (a)	1,368,476	13,602,655
MassMutual Select Large Cap Growth Fund, Class S (a)	1,194,829	9,964,874
MassMutual Select Large Cap Value Fund, Class S (a)	409,980	4,062,904
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	375,808	3,506,289
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	368,400	4,914,451
MassMutual Select Mid-Cap Value Fund, Class S (a)	789,570	7,114,021
MassMutual Select Overseas Fund, Class S (a) (b)	2,722,664	18,731,931
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	99,151	1,510,072
MassMutual Select Small Cap Value Equity Fund, Class S (a)	305,913	2,514,604
MassMutual Select Small Company Growth Fund, Class S (a) (b)	260,572	2,092,396
MassMutual Select Small Company Value Fund, Class S (a)	258,534	3,161,871
MassMutual Select Strategic Bond Fund, Class S (a)	39,707	377,617
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	933,952	3,175,438
Oppenheimer Real Estate Fund, Class Y (a)	225,606	3,708,964
		176,244,615
TOTAL MUTUAL FUNDS (Cost $163,025,374)		176,244,615
TOTAL LONG-TERM INVESTMENTS (Cost $163,025,374)		176,244,615
TOTAL INVESTMENTS – 100.1% (Cost $163,025,374) (c)		176,244,615
Other Assets/ (Liabilities) – (0.1)%		(104,323)
NET ASSETS – 100.0%		$176,140,292

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Destination Retirement 2050 Fund – Portfolio of Investments

March 31, 2010 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS – 100.2%
Diversified Financial – 100.2%
MassMutual Premier Capital Appreciation Fund, Class S (a)	42,955	$434,707
MassMutual Premier Core Bond Fund, Class S (a)	4,425	49,206
MassMutual Premier Discovery Value Fund, Class S (a)	14,695	133,429
MassMutual Premier Diversified Bond Fund, Class S (a)	6,484	67,697
MassMutual Premier Enhanced Index Growth Fund, Class S (a)	126,488	1,085,268
MassMutual Premier Enhanced Index Value Fund, Class S (a)	111,387	1,058,180
MassMutual Premier Focused International Fund, Class S (a)	28,272	310,988
MassMutual Premier High Yield Fund, Class S (a)	17,596	153,439
MassMutual Premier Inflation-Protected and Income Fund, Class S (a)	11,542	119,109
MassMutual Premier International Bond Fund, Class S (a)	33,105	328,071
MassMutual Premier International Equity Fund, Class S (a)	55,442	735,157
MassMutual Premier Main Street Small Cap Fund, Class S (a)	72,381	681,829
MassMutual Premier Short-Duration Bond Fund, Class S (a)	11,480	120,535
MassMutual Premier Strategic Emerging Markets Fund, Class S (a)	54,190	856,199
MassMutual Premier Value Fund, Class S (a)	8,532	114,418
MassMutual Select Aggressive Growth Fund, Class S (a) (b)	119,924	724,339
MassMutual Select Blue Chip Growth Fund, Class S (a)	89,710	855,833
MassMutual Select Core Opportunities Fund, Class S (a) (b)	10,150	87,797
MassMutual Select Diversified International Fund, Class S (a)	126,391	889,792
MassMutual Select Diversified Value Fund, Class S (a)	107,220	921,018
MassMutual Select Emerging Growth Fund, Class S (a) (b)	25,997	138,567
MassMutual Select Focused Value Fund, Class S (a) (b)	22,963	368,329
MassMutual Select Fundamental Value Fund, Class S (a)	141,105	1,402,586
MassMutual Select Large Cap Growth Fund, Class S (a)	98,618	822,474
MassMutual Select Large Cap Value Fund, Class S (a)	41,038	406,687
MassMutual Select Mid Cap Growth Equity Fund, Class S (a) (b)	39,525	368,772
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	38,564	514,450
MassMutual Select Mid-Cap Value Fund, Class S (a)	83,198	749,616
MassMutual Select Overseas Fund, Class S (a) (b)	287,992	1,981,383
MassMutual Select Small Cap Growth Equity Fund, Class S (a) (b)	11,688	178,002
MassMutual Select Small Cap Value Equity Fund, Class S (a)	33,796	277,800
MassMutual Select Small Company Growth Fund, Class S (a) (b)	37,332	299,773
MassMutual Select Small Company Value Fund, Class S (a)	28,945	354,002
MassMutual Select Strategic Bond Fund, Class S (a)	2,474	23,526
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a) (b)	115,186	391,631
Oppenheimer Real Estate Fund, Class Y (a)	22,861	375,841
		18,380,450
TOTAL MUTUAL FUNDS (Cost $14,926,009)		18,380,450
TOTAL LONG-TERM INVESTMENTS (Cost $14,926,009)		18,380,450
TOTAL INVESTMENTS – 100.2% (Cost $14,926,009) (c)		18,380,450
Other Assets/ (Liabilities) – (0.2)%		(32,516)
NET ASSETS – 100.0%		$18,347,934

Notes to Portfolio of Investments
(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1. The Fund

MassMutual Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Global Allocation Fund ("Global Allocation Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Core Opportunities Fund ("Core Opportunities Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select NASDAQ-100® Fund ("NASDAQ-100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Mid-Cap Value Fund ("Mid-Cap Value Fund"), MassMutual Select Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Diversified International Fund ("Diversified International Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund"), MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund"), and MassMutual Select Destination Retirement 2050 Fund ("Destination Retirement 2050 Fund").

The Global Allocation Fund commenced operations on December 1, 2009.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. Class N shares of the Global Allocation Fund and Emerging Growth Fund are not currently available. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

The six Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds. The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC's EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each Destination Retirement Fund are diversified and a shareholder's interest is limited to the Select, Premier, or Oppenheimer Funds in which the shares are invested.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the

Notes to Portfolio of Investments (Unaudited) (Continued)

financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Swaps are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a valuation, or for which such market quotations or valuations are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds' Valuation Committee in accordance with procedures approved by the Board of Trustees ("Trustees"), and under the ultimate supervision of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value guidelines may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in foreign securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds' Valuation Committee pursuant to guidelines established by the Trustees, and under the ultimate supervision of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer

Notes to Portfolio of Investments (Unaudited) (Continued)

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts ("ADRs"), futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for

Notes to Portfolio of Investments (Unaudited) (Continued)

any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities and mortgage backed securities. The fair value of asset backed securities and mortgage backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Diversified Value Fund, Fundamental Value Fund, Value Equity Fund, Indexed Equity Fund, Core Opportunities Fund, Large Cap Growth Fund, Aggressive Growth Fund, NASDAQ-100 Fund, Focused Value Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Mid Cap Growth Equity II Fund, and Small Company Growth Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, and all short-term investments at Level 2, as of March 31, 2010.

The Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund had all investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments, as of March 31, 2010.

The Emerging Growth Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio(s) of Investments (except for warrants that were all at Level 3 and had $0 value throughout the period), and all short-term investments at Level 2 as of March 31, 2010.

The Global Allocation Fund had all securities sold short at Level 1, with corresponding industries as represented in the Portfolio of Investments, as of March 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of March 31, 2010 for the Funds' investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund
Equities
Common Stock
Energy	$-	$-	$7,068	$7,068
Total Common Stock	-	-	7,068	7,068
Convertible Preferred Stock
Consumer, Cyclical	-	55,685	-	55,685
Total Convertible Preferred Stock	-	55,685	-	55,685
Preferred Stock
Consumer, Cyclical	-	41,250	-	41,250
Financial	315,741	128,058	-	443,799
Government	91,694	1,950	-	93,644
Total Preferred Stock	407,435	171,258	-	578,693
Total Equities	407,435	226,943	7,068	641,446
Bonds & Notes
Total Corporate Debt	-	76,769,777	1,019,849	77,789,626
Total Municipal Obligations	-	644,242	-	644,242
Non-U.S. Government Agency Obligations
Automobile ABS	-	679,941	-	679,941
Commercial MBS	-	3,771,800	-	3,771,800
Home Equity ABS	-	4,628,402	-	4,628,402
Manufactured Housing ABS	-	2,731,711	-	2,731,711
Student Loans ABS	-	1,788,809	-	1,788,809
WL Collateral CMO	-	14,684,361	-	14,684,361
Total Non-U.S. Government Agency Obligations	-	28,285,024	-	28,285,024
Total Sovereign Debt Obligations	-	1,103,712	-	1,103,712
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	49,509,778	-	49,509,778
Total U.S. Government Agency Obligations and Instrumentalities	-	49,509,778	-	49,509,778
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	42,955,617	-	42,955,617

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
Total U.S. Treasury Obligations	$-	$42,955,617	$-	$42,955,617
Total Bonds & Notes	-	199,268,150	1,019,849	200,287,999
Purchased Options
Options on Futures	15,356	-	-	15,356
Total Purchased Options	15,356	-	-	15,356
Total Long-Term Investments	422,791	199,495,093	1,026,917	200,944,801
Total Short-Term Investments	-	4,892,365	-	4,892,365
Total Investments	$422,791	$204,387,458	$1,026,917	$205,837,166
Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$1,482,818	$894,523	$-	$2,377,341
Communications	5,283,045	810,928	-	6,093,973
Consumer, Cyclical	3,135,565	1,407,907	-	4,543,472
Consumer, Non-cyclical	7,055,635	2,105,947	-	9,161,582
Diversified	-	146,031	-	146,031
Energy	4,003,555	929,040	2,221	4,934,816
Financial	5,134,572	3,052,105	-	8,186,677
Industrial	3,100,888	1,843,876	-	4,944,764
Technology	5,139,040	430,581	-	5,569,621
Utilities	866,960	708,180	-	1,575,140
Total Common Stock	35,202,078	12,329,118	2,221	47,533,417
Convertible Preferred Stock
Consumer, Cyclical	-	38,270	-	38,270
Total Convertible Preferred Stock	-	38,270	-	38,270
Preferred Stock
Consumer, Cyclical	-	96,110	-	96,110
Financial	46,206	27,441	-	73,647
Government	23,527	600	-	24,127
Total Preferred Stock	69,733	124,151	-	193,884
Total Equities	35,271,811	12,491,539	2,221	47,765,571
Bonds & Notes
Total Corporate Debt	-	12,560,396	324,065	12,884,461
Total Municipal Obligations	-	39,038	-	39,038
Non-U.S. Government Agency Obligations
Automobile ABS	-	161,175	-	161,175
Commercial MBS	-	746,442	36,487	782,929
Home Equity ABS	-	1,192,593	-	1,192,593

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Student Loans ABS	$-	$802,185	$-	$802,185
WL Collateral CMO	-	3,074,073	-	3,074,073
Total Non-U.S. Government Agency Obligations	-	5,976,468	36,487	6,012,955
Total Sovereign Debt Obligations	-	215,719	-	215,719
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	6,359,444	-	6,359,444
Total U.S. Government Agency Obligations and Instrumentalities	-	6,359,444	-	6,359,444
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	2,641,571	-	2,641,571
Total U.S. Treasury Obligations	-	2,641,571	-	2,641,571
Total Bonds & Notes	-	27,792,636	360,552	28,153,188
Purchased Options
Options on Futures	2,328	-	-	2,328
Total Purchased Options	2,328	-	-	2,328
Rights
Consumer, Non-Cyclical	-	693	-	693
Total Rights	-	693	-	693
Total Long-Term Investments	35,274,139	40,284,868	362,773	75,921,780
Total Short-Term Investments	-	708,685	-	708,685
Total Investments	$35,274,139	$40,993,553	$362,773	$76,630,465
Global Allocation Fund
Equities
Common Stock
Basic Materials	$17,745,827	$8,530,658	$-	$26,276,485
Communications	24,847,640	10,416,127	-	35,263,767
Consumer, Cyclical	4,459,086	10,850,310	-	15,309,396
Consumer, Non-cyclical	38,646,159	11,965,293	-	50,611,452
Diversified	-	2,460,827	-	2,460,827
Energy	30,652,945	5,295,081	-	35,948,026
Financial	25,993,579	17,342,216	-	43,335,795
Industrial	15,141,260	11,376,289	-	26,517,549
Mutual Funds	55,752	-	-	55,752
Technology	16,201,918	4,035,321	-	20,237,239
Utilities	3,756,372	3,118,051	-	6,874,423
Total Common Stock	177,500,538	85,390,173	-	262,890,711

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Allocation Fund (Continued)
Convertible Preferred Stock
Consumer, Non-cyclical	$408,000	$97,625	$-	$505,625
Energy	-	703,640	-	703,640
Financial	97,954	-	-	97,954
Total Convertible Preferred Stock	505,954	801,265	-	1,307,219
Preferred Stock
Basic Materials	-	1,037,578	-	1,037,578
Communications	-	273,264	-	273,264
Consumer, Cyclical	-	376,714	-	376,714
Consumer, Non-cyclical	-	809,003	-	809,003
Financial	-	494,599	-	494,599
Industrial	-	237,816	-	237,816
Total Preferred Stock	-	3,228,974	-	3,228,974
Total Equities	178,006,492	89,420,412	-	267,426,904
Bonds & Notes
Total Corporate Debt	-	63,591,576	3,925,534	67,517,110
Total Floating Rate Loan Interest	-	500,000	-	500,000
Non-U.S. Government Agency Obligation
Student Loans ABS	-	-	5,000	5,000
Total Non-U.S. Government Agency Obligation	-	-	5,000	5,000
Total Sovereign Debt Obligations	-	34,348,631	258,264	34,606,895
Total Structured Notes	-	-	40,975	40,975
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	43,937,912	-	43,937,912
Total U.S. Treasury Obligations	-	43,937,912	-	43,937,912
Total Bonds & Notes	-	142,378,119	4,229,773	146,607,892
Total Mutual Funds	11,872,679	168,798	-	12,041,477
Warrants
Financial	510,566	-	-	510,566
Basic Materials	21,474	-	-	21,474
Consumer, Cyclical	216,687	-	-	216,687
Total Warrants	748,727	-	-	748,727
Rights
Consumer, Cyclical	-	2,054	-	2,054
Total Rights	-	2,054	-	2,054

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Global Allocation Fund (Continued)
Total Long-Term Investments	$190,627,898	$231,969,383	$4,229,773	$426,827,054
Total Short-Term Investments	-	47,392,119	-	47,392,119
Total Investments	$190,627,898	$279,361,502	$4,229,773	$474,219,173
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$17,044,126	$8,061,605	$-	$25,105,731
Communications	27,802,377	-	-	27,802,377
Consumer, Cyclical	79,746,825	1,871,798	-	81,618,623
Consumer, Non-cyclical	135,129,789	13,052,564	-	148,182,353
Diversified	-	7,857,149	-	7,857,149
Energy	100,832,114	9,737,942	-	110,570,056
Financial	188,188,051	20,353,933	-	208,541,984
Industrial	40,700,330	7,720,490	-	48,420,820
Technology	45,810,131	-	-	45,810,131
Total Common Stock	635,253,743	68,655,481	-	703,909,224
Total Equities	635,253,743	68,655,481	-	703,909,224
Bonds & Notes
Total Corporate Debt	-	5,083,388	1,936,830	7,020,218
Total Bonds & Notes	-	5,083,388	1,936,830	7,020,218
Total Long-Term Investments	635,253,743	73,738,869	1,936,830	710,929,442
Total Short-Term Investments	-	24,871,544	-	24,871,544
Total Investments	$635,253,743	$98,610,413	$1,936,830	$735,800,986
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$11,384,711	$-	$-	$11,384,711
Communications	114,384,474	6,946,719	-	121,331,193
Consumer, Cyclical	53,824,170	817,135	-	54,641,305
Consumer, Non-cyclical	93,846,046	-	-	93,846,046
Energy	27,994,951	-	-	27,994,951
Financial	82,441,342	1,240,900	-	83,682,242
Industrial	42,436,244	-	-	42,436,244
Technology	88,543,789	-	-	88,543,789
Total Common Stock	514,855,727	9,004,754	-	523,860,481
Total Equities	514,855,727	9,004,754	-	523,860,481
Total Mutual Funds	3,601,330	-	-	3,601,330
Total Long-Term Investments	518,457,057	9,004,754	-	527,461,811
Total Short-Term Investments	-	157,965	-	157,965
Total Investments	$518,457,057	$9,162,719	$-	$527,619,776

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Company Value Fund
Equities
Common Stock
Basic Materials	$34,298,182	$-	$-	$34,298,182
Communications	22,547,549	-	-	22,547,549
Consumer, Cyclical	67,198,190	-	-	67,198,190
Consumer, Non-cyclical	61,723,294	-	-	61,723,294
Diversified	1,435,966	-	-	1,435,966
Energy	34,187,526	-	-	34,187,526
Financial	116,811,102	-	-	116,811,102
Industrial	105,885,719	-	-	105,885,719
Technology	23,453,256	-	-	23,453,256
Utilities	21,946,439	-	-	21,946,439
Total Common Stock	489,487,223	-	-	489,487,223
Convertible Preferred Stock
Energy	1,464,608	-	-	1,464,608
Financial	-	3,334,425	-	3,334,425
Total Convertible Preferred Stock	1,464,608	3,334,425	-	4,799,033
Total Equities	490,951,831	3,334,425	-	494,286,256
Total Mutual Funds	4,770,799	-	-	4,770,799
Total Long-Term Investments	495,722,630	3,334,425	-	499,057,055
Total Short-Term Investments	-	12,130,625	-	12,130,625
Total Investments	$495,722,630	$15,465,050	$-	$511,187,680
Mid Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$2,692,309	$-	$-	$2,692,309
Communications	7,946,602	-	-	7,946,602
Consumer, Cyclical	15,172,795	428,976	-	15,601,771
Consumer, Non-cyclical	16,948,503	841,123	-	17,789,626
Energy	3,814,240	138,366	-	3,952,606
Financial	5,132,590	61,909	-	5,194,499
Industrial	9,940,312	-	-	9,940,312
Technology	14,354,574	-	-	14,354,574
Total Common Stock	76,001,925	1,470,374	-	77,472,299
Total Equities	76,001,925	1,470,374	-	77,472,299
Total Long-Term Investments	76,001,925	1,470,374	-	77,472,299
Total Short-Term Investments	-	1,369,151	-	1,369,151
Total Investments	$76,001,925	$2,839,525	$-	$78,841,450

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$6,099,762	$-	$-	$6,099,762
Communications	47,333,353	-	-	47,333,353
Consumer, Cyclical	107,270,147	-	-	107,270,147
Consumer, Non-cyclical	112,029,381	2,516,533	-	114,545,914
Energy	19,337,779	-	-	19,337,779
Financial	23,734,090	952,724	-	24,686,814
Industrial	75,182,434	581,389	-	75,763,823
Technology	98,327,979	-	-	98,327,979
Utilities	2,701,842	-	-	2,701,842
Total Common Stock	492,016,767	4,050,646	-	496,067,413
Convertible Preferred Stock
Financial	134,334	-	-	134,334
Total Convertible Preferred Stock	134,334	-	-	134,334
Total Equities	492,151,101	4,050,646	-	496,201,747
Total Mutual Funds	18,128,721	-	-	18,128,721
Total Long-Term Investments	510,279,822	4,050,646	-	514,330,468
Total Short-Term Investments	-	22,366,498	-	22,366,498
Total Investments	$510,279,822	$26,417,144	$-	$536,696,966
Diversified International Fund
Equities
Common Stock
Basic Materials	$437,495	$10,867,989	$-	$11,305,484
Communications	-	15,509,754	-	15,509,754
Consumer, Cyclical	-	15,900,677	-	15,900,677
Consumer, Non-cyclical	-	10,809,562	-	10,809,562
Diversified	-	1,532,951	-	1,532,951
Energy	8,754,763	6,412,890	-	15,167,653
Financial	773,266	34,850,856	-	35,624,122
Industrial	-	9,638,771	-	9,638,771
Technology	-	7,564,322	-	7,564,322
Utilities	-	4,447,590	-	4,447,590
Total Common Stock	9,965,524	117,535,362	-	127,500,886
Preferred Stock
Financial	-	783,534	-	783,534
Total Preferred Stock	-	783,534	-	783,534
Total Equities	9,965,524	118,318,896	-	128,284,420
Warrants
Financial	889,755	-	-	889,755

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Diversified International Fund (Continued)
Total Warrants	$889,755	$-	$-	$889,755
Total Long-Term Investments	10,855,279	118,318,896	-	129,174,175
Total Short-Term Investments	-	3,755,320	-	3,755,320
Total Investments	$10,855,279	$122,074,216	$-	$132,929,495
Overseas Fund
Equities
Common Stock
Basic Materials	$410,193	$47,369,991	$-	$47,780,184
Communications	7,658,798	45,357,701	-	53,016,499
Consumer, Cyclical	4,856,646	57,583,008	-	62,439,654
Consumer, Non-cyclical	3,037,167	121,232,162	-	124,269,329
Diversified	-	10,806,260	-	10,806,260
Energy	9,029,355	22,118,220	-	31,147,575
Financial	4,969,798	104,889,670	-	109,859,468
Industrial	9,472,346	51,604,317	-	61,076,663
Technology	7,540,945	36,225,080	-	43,766,025
Utilities	-	11,256,887	-	11,256,887
Total Common Stock	46,975,248	508,443,296	-	555,418,544
Preferred Stock
Financial	-	1,160,116	-	1,160,116
Total Preferred Stock	-	1,160,116	-	1,160,116
Total Equities	46,975,248	509,603,412	-	556,578,660
Warrants
Financial	1,641,541	890,928	-	2,532,469
Total Warrants	1,641,541	890,928	-	2,532,469
Total Long-Term Investments	48,616,789	510,494,340	-	559,111,129
Total Short-Term Investments	-	9,391,545	-	9,391,545
Total Investments	$48,616,789	$519,885,885	$-	$568,502,674

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level as of March 31, 2010 for the Funds' other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$33,974	$-	$33,974
Futures Contracts
Interest Rate Risk	106,738	-	-	106,738
Swap Agreements
Credit Risk	-	99,199	-	99,199
Interest Rate Risk	-	37,204	-	37,204
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	76,891	-	76,891
Futures Contracts
Interest Rate Risk	25,198	-	-	25,198
Swap Agreements
Credit Risk	-	473,967	-	473,967
Interest Rate Risk	-	4,620	-	4,620
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	96,393	-	96,393
Futures Contracts
Equity Risk	95,406	-	-	95,406
Swap Agreements
Equity Risk	-	405,095	-	405,095
Indexed Equity Fund
Futures Contracts
Equity Risk	582,206	-	-	582,206
NASDAQ–100 Fund
Futures Contracts
Equity Risk	2,907	-	-	2,907
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	28,779	-	28,779
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	2,138,352	-	2,138,352
Futures Contracts
Equity Risk	11,790	-	-	11,790
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	2,693,458	-	2,693,458
Futures Contracts
Equity Risk	7,540	-	-	7,540

Notes to Portfolio of Investments (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Strategic Bond Fund
Futures Contracts
Interest Rate Risk	$(121,159)	$-	$-	$(121,159)
Swap Agreements
Credit Risk	-	(143,321)	-	(143,321)
Written Options
Interest Rate Risk	(33,631)	-	-	(33,631)
Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(33,085)	-	(33,085)
Futures Contracts
Interest Rate Risk	(13,420)	-	-	(13,420)
Swap Agreements
Credit Risk	-	(9,630)	-	(9,630)
Written Options
Interest Rate Risk	(4,444)	-	-	(4,444)
Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(104,044)	-	(104,044)
Futures Contracts
Equity Risk	(264,486)	-	-	(264,486)
Written Options
Equity Risk	(427,295)	-	-	(427,295)
Mid Cap Growth Equity Fund
Forward Contracts
Foreign Exchange Risk	-	(18,514)	-	(18,514)
Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(1,324,693)	-	(1,324,693)
Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(1,116,653)	-	(1,116,653)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 – Quoted Prices	Level 2– Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2– Other Significant Observable Inputs
Strategic Bond Fund	$44,861	$531,934	$(531,934)	$(44,861)
Strategic Balanced Fund	11,918	135,208	(135,208)	(11,918)
Global Allocation Fund	343,308	100,375	(100,375)	(343,308)
*The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/2010	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/2010
Strategic Bond Fund
Long-Term Investments
Equities
Common Stock
Energy	$7,576		$-	$(508)	$-	$-	$-	$7,068	$(508)
Bonds & Notes
Corporate Debt	877,148	-	-	142,701	-	-	-	1,019,849	142,701
	$884,724	$-	$-	$142,193	$-	$-	$-	$1,026,917	$142,193

Strategic Balanced Fund
Long-Term Investments
Equities
Common Stock
Energy	$2,381	$-	$-	$(160)		$-	$-	$2,221	$(160)
Bonds & Notes
Corporate Debt	273,565	-	-	50,500	-	-	-	324,065	50,500
Non-U.S. Government Agency Obligations
Commercial MBS	39,418	-	(2,911)	(20)	-	-	-	36,487	(20)
	$315,364	$-	$(2,911)	$50,320	$-	$-	$-	$362,773	$50,320

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/2010	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/2010
Global Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$6,947,952	$-	$42,971	$(70,918)	$(404,730)	$-	$(2,589,741	)**	$3,925,534	$56,254
Non U.S. Government Agency Obligations
Student Loans ABS	2,000	-	-	3,000	-	-	-		5,000	3,000
Sovereign Debt Obligation	1,034,936	-	-	1,988	-	-	(778,660	)**	258,264	1,988
Structured Notes	66,306	-	(13)	115	(25,433)	-	-		40,975	115
Rights
Technology	902	-	-	296	(1,198)	-	-		-	-
	$8,052,096	$-	$42,958	$(65,519)	$(431,361)	$-	$(3,368,401)		$4,229,773	$61,357

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$1,894,725	$-	$(2,912)	$52,043	$-	$-	$-		$1,936,830	$52,043
*The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**Transfers occurred between Level 3 and Level 2 as inputs were more observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund may use the derivatives it held at March 31, 2010, as follows:

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Mid Cap Growth Equity Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions *
Hedging/Risk Management	X	X	X			X	X	X
Directional Exposures to Currencies			X				X	X
Intention to Create Investment Leverage in Portfolio			X
Futures Contracts **
Hedging/Risk Management	X	X	X
Duration/Credit Quality, Management	X	X	X
Short-term Cash Deployment		X	X				X	X
Substitution for Cash Investment			X	X	X
Intention to Create Investment Leverage in Portfolio			X

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Strategic Bond Fund	Strategic Balanced Fund	Global Allocation Fund	Indexed Equity Fund	NASDAQ-100 Fund	Mid Cap Growth Equity Fund	Diversified International Fund	Overseas Fund
Interest Rate Swaps ***
Hedging/Risk Management	X	X
Duration/Management	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Directional Investment	X	X
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	X	X
Directional Investment	X	X
Total Return Swaps ****
Hedging/Risk Management			X
Duration/Credit Quality Management			X
Substitution for Cash Investment			X
Market Access			X
Intention to Create Investment Leverage in Portfolio			X
Options (Purchased)
Hedging/Risk Management	X	X	X
Duration/Credit Quality Management	X	X	X
Directional Investment			X
Intention to Create Investment Leverage in Portfolio			X
Options (Sold)
Hedging/Risk Management	X	X	X
Duration/Credit Quality Management	X	X	X
Income			X
Directional Investment			X
Intention to Create Investment Leverage in Portfolio			X
Rights and Warrants
Hedging/Risk Management			X
Duration/Credit Quality Management			X
Directional Investment			X					X
Intention to Create Investment Leverage in Portfolio			X
* Includes any options, futures contracts, forward contracts, and swap agreements, if applicable.
** Includes any options on futures contracts, if applicable.
*** Includes any caps, floors, and collars, and related options, if applicable.
**** Includes any index swaps, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Strategic Balanced Fund and Global Allocation Fund held rights at March 31, 2010 as a result of corporate actions. The Strategic Bond Fund, Strategic Balanced Fund, Emerging Growth Fund, and Diversified International Fund held warrants at March 31, 2010 as a result of corporate actions.

At March 31, 2010, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$33,974	$-	$-	$33,974
Futures Contracts	106,738	-	-	-	106,738
Swap Agreements	37,204	-	99,199	-	136,403
Purchased Options	15,356	-	-	-	15,356
Total Value	$159,298	$33,974	$99,199	$-	$292,471
Liability Derivatives
Futures Contracts	$(121,159)	$-	$-	$-	$(121,159)
Swap Agreements	-	-	(143,321)	-	(143,321)
Written Options	(33,631)	-	-	-	(33,631)
Total Value	$(154,790)	$-	$(143,321)	$-	$(298,111)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$2,734,845	$-	$-	$2,734,845
Futures Contracts	543	-	-	-	543
Swap Agreements	$6,200,000	$-	$-	$10,516,924	$16,716,924
Purchased Options	$165,000	$-	$-	$-	$165,000
Written Options	$204,000	$-	$-	$-	$204,000
Warrants	-	-	258	-	258

Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$76,891	$-	$-	$76,891
Futures Contracts	25,198	-	-	-	25,198
Swap Agreements	4,620	-	473,967	-	478,587
Purchased Options	2,328	-	-	-	2,328
Rights	-	-	-	693	693
Total Value	$32,146	$76,891	$473,967	$693	$583,697
Liability Derivatives
Forward Contracts	$-	$(33,085)	$-	$-	$(33,085)
Futures Contracts	(13,420)	-	-	-	(13,420)
Swap Agreements	-	-	(9,630)	-	(9,630)
Written Options	(4,444)	-	-	-	(4,444)
Total Value	$(17,864)	$(33,085)	$(9,630)	$-	$(60,579)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts		$-	$6,779,447	$-	$-	$6,779,447
Futures Contracts		99	-	-	-	99
Swap Agreements		$859,000	$-	$677,235	$-	$1,536,235
Purchased Options		$23,500	$-	$-	$-	$23,500
Written Options		$27,000	$-	$-	$-	$27,000
Rights		-	-	-	1,046	1,046
Warrants		-	-	-	81	81

Global Allocation Fund
Asset Derivatives
Forward Contracts		$-	$96,393	$-	$-	$96,393
Futures Contracts		-	-	-	95,406	95,406
Swap Agreements		-	-	-	405,095	405,095
Rights		-	-	-	2,054	2,054
Warrants		-	-	-	748,727	748,727
Total Value		$-	$96,393	$-	$1,251,282	$1,347,675
Liability Derivatives
Forward Contracts		$-	(104,044)	$-	$-	$(104,044)
Futures Contracts		-	-	-	(264,486)	(264,486)
Written Options		-	-	-	(427,295)	(427,295)
Total Value		$-	$(104,044)	$-	$(691,781)	$(795,825)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$		$19,356,915	$-	$-	$19,356,915
Futures Contracts		-	-	-	183	183
Swap Agreements		$-	$-	$-	$8,506,176	$8,506,176
Purchased Options		$-	$-	$-	$1,823,556	$1,823,556
Written Options		$-	$-	$-	$142,000	$142,000
Rights		-	-	-	3,100	3,100
Warrants		-	-	-	120,670	120,670

Indexed Equity Fund
Asset Derivatives
Futures Contracts		$-	$-	$-	$582,206	$582,206
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts		-	-	-	121	121

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts		$-	$-	$-	$2,907	$2,907
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts		-	-	-	6	6

Notes to Portfolio of Investments (Unaudited) (Continued)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Mid Cap Growth Equity Fund
Asset Derivatives
Forward Contracts	$-	28,779	$-	$-	$28,779
Liability Derivatives
Forward Contracts	$-	(18,514)	$-	$-	$(18,514)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$1,401,398	$-	$-	$1,401,398

Emerging Growth Fund
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	-	-	842	842

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$2,138,352	$-	$-	$2,138,352
Futures Contracts	-	-	-	11,790	11,790
Warrants	-	-	-	889,755	889,755
Total Value	$-	$2,138,352	$-	$901,545	$3,039,897
Liability Derivatives
Forward Contracts	$-	(1,324,693)	$-	$-	$(1,324,693)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$88,267,945	$-	$-	$88,267,945
Futures Contracts	-	-	-	25	25
Warrants	63,200	-	-	-	63,200

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$2,693,458	$-	$-	$2,693,458
Futures Contracts	-	-	-	7,540	7,540
Warrants	-	-	-	2,532,469	2,532,469
Total Value	$-	$2,693,458	$-	$2,540,009	$5,233,467
Liability Derivatives
Forward Contracts		$(1,116,653)	$-	$-	$(1,116,653)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$101,320,866	$-	$-	$101,320,866
Futures Contracts	-	-	-	14	14
Warrants	-	-	-	22,196,600	22,196,600

† Amount(s) disclosed represent number of contracts, notional amounts, or shares/units outstanding at March 31, 2010.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2010, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into foreign currency exchange transactions, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Bond Fund
SELLS
Citibank N.A.	1,530,000	Euro	5/18/10	$2,088,144	$2,069,381	$18,763

UBS AG London	466,893	Euro	5/18/10	646,701	631,490	15,211
Strategic Balanced Fund
BUYS
Barclays Bank PLC	778,905	Swiss Franc	5/26/10	$723,584	$740,083	$16,499

Deutsche Bank AG London	10,608,625	Japanese Yen	5/26/10	116,753	113,613	(3,140)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Goldman Sachs International	48,452	British Pound	5/26/10	$72,394	$73,540	$1,146
Goldman Sachs International	84,916	Euro	5/26/10	115,706	114,853	(853)
				188,100	188,393	293

HSBC Bank PLC	89,220	Euro	5/26/10	121,102	120,674	(428)

JP Morgan Chase Bank	306,575	Canadian Dollar	5/18/10	288,533	301,845	13,312

Morgan Stanley and Co.	54,229	Euro	5/26/10	73,376	73,347	(29)

Royal Bank of Canada	539,487	Hong Kong Dollar	5/26/10	69,544	69,504	(40)
Royal Bank of Canada	473,159	Norwegian Krone	5/26/10	79,685	79,458	(227)
Royal Bank of Canada	280,675	Singapore Dollar	5/26/10	199,095	200,586	1,491
Royal Bank of Canada	2,025,514	Swedish Krona	5/26/10	280,878	281,187	309
				629,202	630,735	1,533

Royal Bank of Scotland PLC	49,427	Euro	5/26/10	66,591	66,852	261
Royal Bank of Scotland PLC	12,490,144	Japanese Yen	5/26/10	136,251	133,763	(2,488)
				202,842	200,615	(2,227)

State Street Bank London	51,696	Euro	5/26/10	71,117	69,921	(1,196)
State Street Bank London	570,450	Swedish Krona	5/26/10	80,436	79,191	(1,245)
				151,553	149,112	(2,441)

Westpac Banking Corp.	837,618	Australian Dollar	5/26/10	746,823	763,606	16,783
SELLS
Barclays Bank PLC	141,501	Canadian Dollar	5/26/10	$135,539	$139,316	$(3,777)
Barclays Bank PLC	509,115	Euro	5/26/10	691,259	688,600	2,659
Barclays Bank PLC	4,823,844	Japanese Yen	5/26/10	52,590	51,661	929
				879,388	879,577	(189)

Citibank N.A.	210,000	Euro	5/18/10	286,608	284,033	2,575

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (continued)
Credit Suisse London	356,652	Canadian Dollar	5/18/10	$335,011	$351,150	$(16,139)

HSBC Bank PLC	933,077	Hong Kong Dollar	5/26/10	120,297	120,211	86
HSBC Bank PLC	90,981	Swiss Franc	5/26/10	85,984	86,447	(463)
				206,281	206,658	(377)

Morgan Stanley and Co.	38,265	British Pound	5/26/10	59,238	58,079	1,159

Royal Bank of Canada	49,740	British Pound	5/26/10	76,851	75,495	1,356
Royal Bank of Canada	166,226	Euro	5/26/10	225,625	224,827	798
				302,476	300,322	2,154

Royal Bank of Scotland PLC	17,083	Canadian Dollar	5/26/10	16,332	16,819	(487)

State Street Bank London	33,754	British Pound	5/26/10	50,731	51,232	(501)
State Street Bank London	127,445	Swiss Franc	5/26/10	119,541	121,093	(1,552)
				170,272	172,325	(2,053)

UBS AG London	69,537	Euro	5/18/10	96,317	94,052	2,265
UBS AG London	51,717	Euro	5/26/10	69,818	69,949	(131)
UBS AG London	69,145	Singapore Dollar	5/26/10	49,409	49,415	(6)
				215,544	213,416	2,128

Westpac Banking Corp.	161,766	British Pound	5/26/10	249,235	245,529	3,706
Westpac Banking Corp.	2,302,334	Hong Kong Dollar	5/26/10	296,815	296,616	199
Westpac Banking Corp.	41,057,123	Japanese Yen	5/26/10	451,060	439,702	11,358
Westpac Banking Corp.	97,533	Singapore Dollar	5/26/10	69,319	69,702	(383)
				1,066,429	1,051,549	14,880
Global Allocation Fund
BUYS
Barclays Bank PLC	1,094,900	Euro	4/01/10	$1,501,633	$1,480,851	$(20,782)
Barclays Bank PLC	1,094,900	Euro	4/16/10	1,471,584	1,480,864	9,280
				2,973,217	2,961,715	(11,502)

Brown Brothers Harriman & Co.	9,785	Swiss Franc	4/01/10	9,295	9,293	(2)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
	Credit Suisse London	120,813	British Pound	4/08/10	$181,340	$183,422	$2,082
	Credit Suisse London	1,195,451	Euro	4/09/10	1,634,181	1,616,850	(17,331)
					1,815,521	1,800,272	(15,249)

	Deutsche Bank AG London	587,400	Euro	4/09/10	783,903	794,460	10,557
	Deutsche Bank AG London	1,278,905,000	South Korean Won	4/08/10	1,116,460	1,130,193	13,733
					1,900,363	1,924,653	24,290

	JP Morgan Chase Bank	540,469	Euro	4/08/10	732,362	730,985	(1,377)

	State Street Bank and Trust Co.	2,678,000	Chinese Yuan Renminbi	10/13/10	400,000	393,165	(6,835)

	UBS AG London	777,400	Euro	4/01/10	1,069,042	1,051,433	(17,609)
	UBS AG London	737,000	Euro	4/09/10	983,924	996,794	12,870
	UBS AG London	777,400	Euro	4/16/10	1,043,838	1,051,441	7,603
	UBS AG London	684,030,000	South Korean Won	4/08/10	598,514	604,491	5,977
					3,695,318	3,704,159	8,841
SELLS
	Barclays Bank PLC	1,094,900	Euro	4/01/10	$1,471,546	$1,480,851	$(9,305)

	Credit Suisse London	210,343,044	Japanese Yen	4/09/10	2,273,054	2,252,115	20,939

	JP Morgan Chase Bank	65,040,500	Japanese Yen	4/15/10	700,000	696,403	3,597

	UBS AG London	777,400	Euro	4/01/10	1,043,815	1,051,433	(7,618)
	UBS AG London	2,265,450	South African Rand	4/08/10	308,235	308,850	(615)
					1,352,050	1,360,283	(8,233)
CROSS CURRENCY FORWARDS
	UBS AG London	500,000	Euro/Swiss Franc	4/01/10	673,014	676,250	(3,236)
		715,750	USD/Swiss Franc	4/01/10	673,014	679,789	6,775
							3,539

	UBS AG London	725,535	Swiss Franc/Euro	4/01/10	687,900	689,083	(1,183)
		500,000	USD/Euro	4/01/10	687,900	676,250	(11,650)
							(12,833)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Global Allocation Fund (continued)
UBS AG London	715,675	Swiss Franc/Euro	4/01/10	$673,275	$679,776	$(6,501)
	500,000	USD/Euro	4/01/10	673,275	676,255	2,980
						(3,521)
Mid Cap Growth Equity Fund
BUYS
Bank of America	7,510,000	Japanese Yen	4/13/10	$84,370	$80,411	$(3,959)

Barclays Bank PLC	3,039,000	Japanese Yen	4/13/10	34,223	32,539	(1,684)

Brown Brothers Harriman & Co.	5,583,000	Japanese Yen	4/13/10	62,567	59,778	(2,789)

Goldman Sachs International	18,346,000	Japanese Yen	4/13/10	202,030	196,432	(5,598)

JP Morgan Chase Bank	10,791,000	Japanese Yen	4/13/10	120,024	115,540	(4,484)
SELLS
Goldman Sachs International	81,199,000	Japanese Yen	4/13/10	$898,184	$869,405	$28,779
Diversified International Fund
BUYS
State Street Bank and Trust Co.	14,753,000	Australian Dollar	4/15/10	$13,549,611	$13,510,816	$(38,795)
State Street Bank and Trust Co.	1,460,000	British Pound	4/15/10	2,349,359	2,216,527	(132,832)
State Street Bank and Trust Co.	2,228,000	Canadian Dollar	4/15/10	2,112,870	2,193,669	80,799
State Street Bank and Trust Co.	320,169,000	Japanese Yen	4/15/10	3,578,845	3,428,119	(150,726)
State Street Bank and Trust Co.	245,929,000	Japanese Yen	7/15/10	2,723,949	2,634,690	(89,259)
State Street Bank and Trust Co.	8,918,000	New Zealand Dollar	4/15/10	6,556,692	6,324,856	(231,836)
State Street Bank and Trust Co.	35,575,000	Norwegian Krone	4/15/10	6,277,630	5,985,658	(291,972)
State Street Bank and Trust Co.	47,545,000	Swedish Krona	4/15/10	6,754,526	6,599,701	(154,825)
State Street Bank and Trust Co.	1,072,000	Swiss Franc	4/15/10	997,907	1,018,219	20,312
				$44,901,389	$43,912,255	$(989,134)
SELLS
State Street Bank and Trust Co.	1,092,000	Australian Dollar	4/15/10	$978,182	$1,000,055	$(21,873)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (continued)
State Street Bank and Trust Co.	1,460,000	British Pound	4/15/10	$2,227,744	$2,216,526	$11,218
State Street Bank and Trust Co.	1,010,000	British Pound	7/15/10	1,520,030	1,532,510	(12,480)
State Street Bank and Trust Co.	4,314,000	Canadian Dollar	4/15/10	4,047,990	4,247,526	(199,536)
State Street Bank and Trust Co.	19,284,000	Euro	4/15/10	27,921,715	26,081,768	1,839,947
State Street Bank and Trust Co.	320,169,000	Japanese Yen	4/15/10	3,515,492	3,428,118	87,374
State Street Bank and Trust Co.	2,270,000	Swedish Krona	4/15/10	314,539	315,098	(559)
State Street Bank and Trust Co.	2,887,000	Swiss Franc	4/15/10	2,840,864	2,742,162	98,702
				$43,366,556	$41,563,763	$1,802,793
Overseas Fund
BUYS
State Street Bank and Trust Co.	13,891,000	Australian Dollar	4/15/10	$12,716,069	$12,721,396	$5,327
State Street Bank and Trust Co.	382,000	British Pound	4/15/10	614,695	579,941	(34,754)
State Street Bank and Trust Co.	423,993,000	Japanese Yen	4/15/10	4,720,894	4,539,784	(181,110)
State Street Bank and Trust Co.	138,584,000	Japanese Yen	7/15/10	1,534,979	1,484,680	(50,299)
State Street Bank and Trust Co.	8,646,000	New Zealand Dollar	4/15/10	6,340,254	6,131,947	(208,307)
State Street Bank and Trust Co.	34,742,000	Norwegian Krone	4/15/10	6,151,788	5,845,502	(306,286)
State Street Bank and Trust Co.	45,977,000	Swedish Krona	4/15/10	6,526,573	6,382,047	(144,526)
State Street Bank and Trust Co.	1,404,000	Swiss Franc	4/15/10	1,314,623	1,333,563	18,940
				$39,919,875	$39,018,860	$(901,015)
SELLS
State Street Bank and Trust Co.	954,000	Australian Dollar	4/15/10	$838,481	$873,675	$(35,194)
State Street Bank and Trust Co.	382,000	British Pound	4/15/10	575,216	579,941	(4,725)
State Street Bank and Trust Co.	697,000	British Pound	7/15/10	1,048,971	1,057,584	(8,613)
State Street Bank and Trust Co.	2,255,000	Canadian Dollar	4/15/10	2,125,883	2,220,254	(94,371)
State Street Bank and Trust Co.	16,567,000	Euro	4/15/10	23,994,203	22,407,003	1,587,200

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (continued)
State Street Bank and Trust Co.	378,000	Euro	7/15/10	$514,624	$511,261	$3,363
State Street Bank and Trust Co.	2,870,000	Euro	9/15/10	4,193,070	3,881,490	311,580
State Street Bank and Trust Co.	1,300,000	Euro	10/25/10	1,949,454	1,758,097	191,357
State Street Bank and Trust Co.	423,993,000	Japanese Yen	4/15/10	4,649,436	4,539,784	109,652
State Street Bank and Trust Co.	58,547,000	Japanese Yen	7/15/10	627,433	627,227	206
State Street Bank and Trust Co.	213,000,000	Japanese Yen	9/07/10	2,310,446	2,283,056	27,390
State Street Bank and Trust Co.	47,500,000	Japanese Yen	11/16/10	527,441	509,587	17,854
State Street Bank and Trust Co.	160,500,000	Japanese Yen	11/29/10	1,836,027	1,722,205	113,822
State Street Bank and Trust Co.	280,000,000	Japanese Yen	3/01/11	3,156,423	3,009,874	146,549
State Street Bank and Trust Co.	558,000	New Zealand Dollar	4/15/10	385,399	395,747	(10,348)
State Street Bank and Trust Co.	2,845,000	Swedish Krona	4/15/10	392,116	394,913	(2,797)
State Street Bank and Trust Co.	3,337,000	Swiss Franc	4/15/10	3,264,177	3,169,586	94,591
State Street Bank and Trust Co.	7,250,000	Swiss Franc	6/04/10	6,853,848	6,889,171	(35,323)
State Street Bank and Trust Co.	2,200,000	Swiss Franc	9/24/10	2,158,343	2,092,716	65,627
				$61,400,991	$58,923,171	$2,477,820

Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there

Notes to Portfolio of Investments (Unaudited) (Continued)

can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Options, Rights, and Warrants, below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at March 31, 2010:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
1	U.S. Treasury Note 2 Year	6/30/10	$216,953	$(50)
234	U.S. Treasury Note 5 Year	6/30/10	26,873,437	(66,839)
85	90 Day Eurodollar	9/13/10	21,136,313	51,786
15	90 Day Eurodollar	12/19/11	3,664,688	(1,736)
				$(16,839)
SELLS
44	U.S. Treasury Bond 30 Year	6/21/10	$5,109,500	$(42,580)
139	U.S. Treasury Note 10 Year	6/21/10	16,158,750	53,501
10	Ultra Long U.S. Treasury Bond	6/21/10	1,199,688	(9,954)
15	90 Day Eurodollar	12/13/10	3,718,875	1,451
				$2,418
Strategic Balanced Fund
BUYS
6	Ultra Long U.S. Treasury Bond	6/21/10	$719,813	$(1,871)
2	U.S. Treasury Bond 30 Year	6/21/10	232,250	2,048
40	U.S. Treasury Note 5 Year	6/30/10	4,593,750	(11,318)
20	90 Day Eurodollar	9/13/10	4,973,250	12,185
2	90 Day Eurodollar	12/19/11	488,625	(231)
				$813
SELLS
27	U.S. Treasury Note 10 Year	6/21/10	$3,138,750	$10,772
2	90 Day Eurodollar	12/13/10	495,850	193
				$10,965

Notes to Portfolio of Investments (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund
BUYS
9	FTSE 100 Index	6/18/10	$766,633	$2,123
8	DAX Index	6/18/10	1,661,275	48,562
62	DJ Euro Stoxx 50 Index	6/18/10	2,390,704	20,179
				$70,864
SELLS
6	IBEX 35 Index	4/16/10	$879,787	$22,527
6	Hang Seng Index	4/29/10	820,235	(2,654)
5	MSCI Singapore Index	4/29/10	243,039	1,696
4	MSCI Taiwan Index	4/29/10	112,880	(1,296)
53	Nikkei 225 Index	6/10/10	3,160,707	(177,081)
29	S&P 500 Index	6/17/10	8,447,700	(83,455)
1	S&P TSE 60 Index	6/18/10	138,414	319
				$(239,944)
Indexed Equity Fund
BUYS
121	S&P 500 Index	6/17/10	$35,247,300	$582,206
NASDAQ-100 Fund
BUYS
6	NASDAQ-100	6/18/10	$234,690	$2,907
Diversified International Fund
BUYS
25	DJ Euro Stoxx 50 Index	6/18/10	$712,750	$11,790
Overseas Fund
BUYS
7	FTSE 100 Index	6/18/10	$596,270	$4,239
7	DJ Euro Stoxx 50 Index	6/18/10	269,918	3,301
				$7,540

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice

Notes to Portfolio of Investments (Unaudited) (Continued)

versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio – such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk – or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. To provide assets of value and recourse if a negative credit event were to occur, cash or securities may be segregated as collateral in accordance with the terms of the respective credit default swap agreements. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to hedge against interest rate or credit risks or to earn additional income.

During the period when a credit default swap is open, the agreement is marked to market in accordance with the terms of the agreement based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk – the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated,

Notes to Portfolio of Investments (Unaudited) (Continued)

a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at March 31, 2010. A Fund's maximum risk of loss from counterparty risk is the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund*
Credit Default Swaps
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell**	1.750%	The Eastman Kodak Co. (Moody's Rating: Caa1; S&P Rating: CCC)	$(79,527)	$-	$(79,527)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell**	1.870%	The AES Corp. (Moody's Rating: B1; S&P Rating: BB-)	(21,655)	-	(21,655)
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell**	2.620%	HCA, Inc. (Moody's Rating: Caa1; S&P Rating: B-)	(1,679)	-	(1,679)
							(102,861)	-	(102,861)
2,613,324	USD	6/20/13	Goldman Sachs & Co.	Sell**	3.500%	CDX.NA.IG.HVOL.10 (WA Rating: BBB) ***	19,756	48,271	68,027
100,000	USD	9/20/12	Goldman Sachs & Co.	Sell**	3.240%	Energy Future Holdings Corp. (Moody's Rating: Caa3; S&P Rating: CCC)	(14,006)	-	(14,006)
1,936,000	USD	6/20/12	Goldman Sachs & Co.	Sell**	0.350%	CDX.NA.IG.8 (WA Rating: BBB) ***	(10,062)	(9,534)	(19,596)
677,600	USD	6/20/12	Goldman Sachs & Co.	Sell**	0.350%	CDX.NA.IG.8 (WA Rating: BBB) ***	7,084	(13,942)	(6,858)
190,000	USD	12/13/49	Goldman Sachs & Co.	Buy	(0.080)%	CMBX 3 2007-1 AAA	(16,435)	40,850	24,415
							(13,663)	65,645	51,982
2,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell**	2.920%	Ford Motor Credit Co. (Moody's Rating: B1; S&P Rating: B-)	6,757	-	6,757
Notional Amount	Currency	Expiration Date	Counterparty		Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Interest Rate Swaps
3,740,000	USD	11/15/27	Morgan Stanley & Co.		Notional amountat expirationdate	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	$27,317	$-	$27,317
2,460,000	USD	2/15/25	Morgan Stanley & Co.		Notional amountat expirationdate	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	9,887	-	9,887
							37,204	-	37,204
Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund
Credit Default Swaps
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.350)%	Novastar Home Equity Loan Trust, Series 2005-1, Class B2	$41,356	$-	$41,356

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund (continued)
Credit Default Swaps (continued)
11,818	USD	2/25/35	Deutsche Bank	Buy	(1.300)%	ACE Securities Corp., Series 2005-HE1, Class M8	$12,717	$-	$12,717
16,360	USD	11/25/34	Deutsche Bank	Buy	(1.400)%	Finance America Mortgage Loan, Series 2004-3, Class M8	15,841	-	15,841
19,245	USD	3/25/35	Deutsche Bank	Buy	(2.250)%	New Century Home Equity Loan Trust, Series 2005-1, Class M9	17,378	-	17,378
15,087	USD	1/25/36	Deutsche Bank	Buy	(2.250)%	Park Place Securities, Inc., Series 2005-WCH1, Class M9	18,569	-	18,569
45,000	USD	1/25/36	Deutsche Bank	Buy	(1.350)%	Park Place Securities, Inc., Series 2005-WCH1, Class M8	43,442	-	43,442
22,066	USD	3/25/35	Deutsche Bank	Buy	(1.300)%	New Century Home Equity Loan Trust, Series 2005-1, Class M8	19,808	-	19,808
1,552	USD	3/25/35	Deutsche Bank	Buy	(1.450)%	Aegis Asset Backed Securities Trust, Series 2005-1, Class B2	3,957	-	3,957
100,000	USD	3/20/15	Deutsche Bank	Sell**	2.930%	Ford Motor Co. (Moody's Rating: B3; S&P Rating: CCC)	(9,630)	-	(9,630)
18,223	USD	2/25/35	Deutsche Bank	Buy	(1.250)%	Long Beach Mortgage Loan Trust Series, 2005-1, Class M8	18,450	-	18,450
17,146	USD	11/25/34	Deutsche Bank	Buy	(1.400)%	Argent Securities, Inc., Series 2004-W11, Class M9	16,859	-	16,859
6,579	USD	11/25/34	Deutsche Bank	Buy	(2.250)%	Argent Securities, Inc., Series 2004-W11, Class M10	7,678	-	7,678
1	USD	3/25/35	Deutsche Bank	Buy	(2.250)%	Aegis Asset Backed Securities Trust, Series 2005-1, Class B3	2	-	2
14,273	USD	1/25/35	Deutsche Bank	Buy	(1.300)%	Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2	13,763	-	13,763
15,371	USD	1/25/35	Deutsche Bank	Buy	(1.250)%	Fremont Home Loan Trust, Series 2005-A, Class M8	15,106	-	15,106
36,719	USD	6/25/35	Deutsche Bank	Buy	(2.250)%	Aames Mortgage Investment Trust, Series 2005-1, Class M9	41,836	-	41,836
16,103	USD	10/25/35	Deutsche Bank	Buy	(1.300)%	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2	12,440	-	12,440
15,273	USD	9/25/35	Deutsche Bank	Buy	(1.300)%	Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2	13,293	-	13,293
45,000	USD	6/25/35	Deutsche Bank	Buy	(1.450)%	Aames Mortgage Investment Trust, Series 2005-1, Class M8	41,145	-	41,145
2,102	USD	1/25/35	Deutsche Bank	Buy	(2.250)%	Morgan Stanley Capital ABS I, Series 2005-WMC1, Class B3	2,065	-	2,065
16,180	USD	10/25/35	Deutsche Bank	Buy	(2.250)%	Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3	13,511	-	13,511
1,604	USD	1/25/35	Deutsche Bank	Buy	(1.400)%	People's Choice Home Loan Securities Trust, Series 2005-1, Class B2	11,359	-	11,359
1	USD	1/25/35	Deutsche Bank	Buy	(2.250)%	People's Choice Home Loan, Series 2005-1, Class B3	-	-	-
45,000	USD	6/25/35	Deutsche Bank	Buy	(2.250)%	Novastar Home Equity Loan Trust, Series 2005-1, Class B3	43,126	-	43,126
1,256	USD	11/25/34	Deutsche Bank	Buy	(2.250)%	Finance America Mortgage Loan, Series 2004-3, Class M9	1,239	-	1,239
26,481	USD	12/25/34	Deutsche Bank	Buy	(1.250)%	MASTR Asset Backed Securities, Series 2005-NC1, Class M8	25,580	-	25,580
23,795	USD	12/25/34	Deutsche Bank	Buy	(2.200)%	MASTR Asset Backed Securities, Series 2005-NC1, Class M9	22,747	-	22,747
							463,637	-	463,637
100,000	USD	6/20/10	Goldman Sachs & Co.	Sell**	4.750%	Ford Motor Credit Co. (Moody's Rating: B1; S&P Rating: B-)	700	-	700

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund (continued)
Interest Rate Swaps
80,000	USD	2/15/25	Barclays Bank PLC	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	$156	$-	$156
70,000	USD	2/15/25	Barclays Bank PLC	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	482	-	482
90,000	USD	2/15/25	Barclays Bank PLC	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	151	-	151
						789	-	789
250,000	USD	11/15/27	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	1,826	-	1,826
180,000	USD	2/15/25	Morgan Stanley & Co.	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	723	-	723
						2,549	-	2,549
189,000	USD	2/15/25	JP Morgan Chase	Notional amount at expiration date	Floating notional amount + compounded 3 Month BBA LIBOR at expiration date	1,282	-	1,282

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Global Allocation Fund
Total Return Swaps
1,117,203	USD	09/01/10	Deutsche Bank AG	3 Month USD LIBOR - 0.72%	MSCI Daily Net Europe ex UK Index (NDDUE15X)	$71,249	$-	$71,249
821,125	USD	09/01/10	BNP Paribas SA	3 Month USD LIBOR - 0.74%	MSCI Daily Net Europe ex UK Index (NDDUE15X)	52,367	-	52,367
2,352,838	USD	08/31/10	BNP Paribas SA	3 Month USD LIBOR - 0.85%	MSCI Daily Net Europe ex UK Index (NDDUE15X)	150,052	-	150,052
1,321,529	USD	09/20/10	BNP Paribas SA	3 Month USD LIBOR - 0.24%	MSCI Daily Net EAFE Index (NDDUEAFE)	7,774	-	7,774
						210,193	-	210,193
1,424,670	USD	12/14/10	JP Morgan Chase Bank	3 Month USD LIBOR + 0.48%	MSCI Emerging Markets, Net Returns Index (NDUEEGF)	38,657	-	38,657
1,254,889	USD	2/17/11	JP Morgan Chase Bank	3 Month USD LIBOR - 0.71%	MSCI Daily Net Europe ex UK Index (NDDUE15X)	80,545	-	80,545
213,922	USD	2/17/11	JP Morgan Chase Bank	3 Month USD LIBOR - 0.71%	MSCI Daily Net Europe ex UK Index (NDDUE15X)	4,451	-	4,451
						123,653	-	123,653

*Collateral for swap agreements paid to Morgan Stanley & Co. amounted to $300,000 at March 31, 2010.

**For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's, Moody's, or Western Asset Management Company's rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

***Rating is provided by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

USD U.S. Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment

Notes to Portfolio of Investments (Unaudited) (Continued)

by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source authorized by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at March 31, 2010:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$14,000	5/21/10	U.S. Treasury Note 10 Year Futures Call, Strike 121.00	$4,111	$656
20,000	6/14/10	Eurodollar Futures Call, Strike 99.38	3,974	5,300
95,000	9/13/10	Eurodollar Futures Put, Strike 98.63	6,527	1,425
37,500	3/14/11	Eurodollar Futures Put, Strike 98.75	13,601	11,813
37,500	3/14/11	Eurodollar Futures Call, Strike 98.75	14,576	14,437
			$42,789	$33,631
Strategic Balanced Fund
$2,000	5/21/10	U.S. Treasury Note 10 Year Futures Call, Strike 121.00	$587	$94
2,500	6/14/10	Eurodollar Futures Call, Strike 99.38	522	662
12,500	9/13/10	Eurodollar Futures Put, Strike 98.63	859	188

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Balanced Fund (continued)
$5,000	3/14/11	Eurodollar Futures Call, Strike 98.75	$1,943	$1,925
5,000	3/14/11	Eurodollar Futures Put, Strike 98.75	1,806	1,575
			$5,717	$4,444
Global Allocation Fund
$14,900	4/17/10	Microsoft Corp., Call, Strike 28.00	$43,359	$20,115
500	4/17/10	Millicom International Cellular SA, Call, Strike 85.00	1,925	2,300
12,800	5/22/10	Corning, Inc., Call, Strike 16.00	33,600	54,400
6,400	5/22/10	Corning, Inc., Call, Strike 19.00	9,088	11,008
2,700	5/22/10	CF Industries Holdings, Inc., Call, Strike 85.00	30,105	23,355
13,000	6/19/10	UnitedHealth Group, Inc., Call, Strike 30.00	53,799	46,800
1,500	6/19/10	MetLife, Inc., Call, Strike 41.00	3,420	5,400
16,000	6/19/10	JPMorgan Chase & Co., Call, Strike 44.00	43,549	43,520
6,400	6/19/10	WellPoint, Inc., Call, Strike 60.00	27,007	40,320
29,500	7/17/10	Advanced Micro Devices, Call, Strike 8.00	32,740	49,560
18,300	7/17/10	Mattel, Inc., Call, Strike 22.50	22,323	24,705
14,100	1/22/11	Dell, Inc., Call, Strike 15.00	24,957	25,662
4,100	1/22/11	Agrium, Inc., Call, Strike 60.00	38,006	63,140
1,800	1/22/11	Transocean Ltd., Call, Strike 85.00	11,555	17,010
			$375,433	$427,295

Transactions in written option contracts during the period ended March 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at December 31, 2009	136	$63,871
Options written	104	48,568
Options terminated in closing purchase transactions	(66)	(29,935)
Options expired	(84)	(39,715)
Options outstanding at March 31, 2010	90	$42,789
Strategic Balanced Fund
Options outstanding at December 31, 2009	22	$10,329
Options written	15	6,982
Options terminated in closing purchase transactions	(11)	(4,977)
Options expired	(14)	(6,617)
Options outstanding at March 31, 2010	12	$5,717

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Global Allocation Fund
Options outstanding at December 31, 2009	1,583	$1,102,396
Options written	677	112,983
Options exercised	(549)	(679,826)
Options expired	(291)	(160,120)
Options outstanding at March 31, 2010	1,420	$375,433

The Fund(s) had rights, warrants, and purchased options as shown in the Portfolio(s) of Investments at March 31, 2010.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund's existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

The Fund(s) had securities purchased on a when-issued, delayed-delivery, or forward commitment basis as shown in the Portfolio(s) of Investments at March 31, 2010.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with

Notes to Portfolio of Investments (Unaudited) (Continued)

respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

The Strategic Bond Fund, Strategic Balanced Fund, and Global Allocation Fund held inflation-indexed bonds at March 31, 2010.

Loan Participations and Assignments

The purchase of loan participations and assignments entails special risks. A Fund's ability to receive payments of principal and interest and other amounts in connection with loan participations and assignments will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan participation or assignment would adversely affect the income of the Fund and would likely reduce the value of its assets. Because loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on its investment adviser's or subadviser's credit analysis of the borrower. In addition to the other risks associated with investments in debt securities, participations and assignments involve the additional risk that the insolvency of any financial institution interposed between the Fund and the borrower could delay or prevent the flow of payments from the borrower on the underlying loan. A Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation or assignment are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other

Notes to Portfolio of Investments (Unaudited) (Continued)

corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Certain loan participations or assignments acquired by a Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation.

The Fund(s) held loan participations as shown in the Portfolio(s) of Investments at March 31, 2010.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

The Fund(s) held securities sold short as shown in the Portfolio(s) of Investments at March 31, 2010.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at March 31, 2010.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at March 31, 2010 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Strategic Bond Fund	$4,161,326	$1,019,849	0.5%
Strategic Balanced Fund	1,424,492	360,546	0.5%
Global Allocation Fund	1,082,093	1,108,485	0.2%
Large Cap Value Fund	1,565,682	1,936,830	0.3%

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the Destination Retirement Income Fund, Destination Retirement 2010 Fund, Destination Retirement 2020 Fund, Destination Retirement 2030 Fund, Destination Retirement 2040 Fund, and Destination Retirement 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts

Notes to Portfolio of Investments (Unaudited) (Continued)

in the market's perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2010, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund	$216,608,788	$7,203,170	$(17,974,792)	$(10,771,622)
Strategic Balanced Fund	72,390,580	9,202,040	(4,962,155)	4,239,885
Global Allocation Fund	468,929,183	18,485,616	(13,195,626)	5,289,990
Diversified Value Fund	322,431,346	22,003,417	(16,103,589)	5,899,828
Fundamental Value Fund	888,271,638	181,067,466	(32,410,345)	148,657,121
Value Equity Fund	27,358,134	5,900,551	(665,731)	5,234,820
Large Cap Value Fund	564,662,797	192,731,793	(21,593,604)	171,138,189
Indexed Equity Fund	1,689,669,953	356,591,261	(272,845,085)	83,746,176
Core Opportunities Fund	35,139,500	4,216,565	(228,058)	3,988,507
Blue Chip Growth Fund	429,670,323	100,525,480	(2,576,027)	97,949,453
Large Cap Growth Fund	62,715,830	10,900,577	(394,994)	10,505,583
Aggressive Growth Fund	239,507,348	57,222,866	(6,533,424)	50,689,442
NASDAQ-100 Fund	38,051,318	10,932,471	(2,233,679)	8,698,792
Focused Value Fund	502,694,508	146,564,227	(2,034,516)	144,529,711
Mid-Cap Value Fund	117,076,906	10,487,237	(764,937)	9,722,300
Small Cap Value Equity Fund	68,307,007	10,869,344	(565,869)	10,303,475
Small Company Value Fund	471,386,904	87,381,309	(47,580,533)	39,800,776
Mid Cap Growth Equity Fund	62,448,075	17,050,187	(656,812)	16,393,375
Mid Cap Growth Equity II Fund	1,036,455,225	290,081,363	(21,650,886)	268,430,477
Small Cap Growth Equity Fund	450,463,985	104,972,964	(18,739,983)	86,232,981
Small Company Growth Fund	43,102,352	11,442,411	(1,276,109)	10,166,302
Emerging Growth Fund	23,177,539	4,891,986	(1,298,775)	3,593,211
Diversified International Fund	128,930,226	15,915,686	(11,916,417)	3,999,269
Overseas Fund	534,988,164	72,507,792	(38,993,282)	33,514,510
Destination Retirement Income Fund	93,649,606	11,656,456	(1,114)	11,655,342

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destination Retirement 2010 Fund	$108,995,328	$11,228,311	$(31,489)	$11,196,822
Destination Retirement 2020 Fund	360,576,247	23,780,015	(8,726,036)	15,053,979
Destination Retirement 2030 Fund	284,105,150	18,961,329	(6,456,389)	12,504,940
Destination Retirement 2040 Fund	163,025,374	14,945,622	(1,726,381)	13,219,241
Destination Retirement 2050 Fund	14,926,009	3,454,644	(203)	3,454,441

4. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of affiliated issuers during the period ended March 31, 2010, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	137,917	2,004	28,155	111,766	$675,064	$-	$(1,173)
Blue Chip Growth Fund, Class S	53,408	1,210	5,510	49,108	468,487	-	3,133
Capital Appreciation Fund, Class S*	48,924	721	8,514	41,131	416,242	-	(14,233)
Core Bond Fund, Class S*	833,192	19,164	107,171	745,185	8,286,458	-	23,606
Core Opportunities Fund, Class S	-	55,709	-	55,709	481,886	-	-
Discovery Value Fund, Class S*	24,239	351	2,710	21,880	198,667	-	(5,342)
Diversified Bond Fund, Class S*	1,469,162	39,783	73,501	1,435,444	14,986,039	-	(4,183)
Diversified International Fund, Class S	199,103	23,210	10,145	212,168	1,493,664	-	20,109
Diversified Value Fund, Class S	120,861	1,740	19,462	103,139	885,962	-	(3,724)
Emerging Growth Fund, Class S	47,546	687	2,824	45,409	242,029	-	(4,482)
Enhanced Index Growth Fund, Class S*	537,270	18,806	26,171	529,905	4,546,584	-	(25,687)
Enhanced Index Value Fund, Class S*	476,222	20,941	23,275	473,888	4,501,932	-	(63,437)
Focused International Fund, Class S*	57,172	852	5,699	52,325	575,576	-	15,969
Focused Value Fund, Class S	149,304	2,105	21,941	129,468	2,076,664	-	138,526
Fundamental Value Fund, Class S	159,411	2,260	26,626	135,045	1,342,343	-	(47,946)
High Yield Fund, Class S*	423,694	47,315	97,152	373,857	3,260,037	-	166,608
Inflation-Protected and Income Fund, Class S*	1,410,560	47,597	65,925	1,392,232	14,367,833	-	33,835
International Bond Fund, Class S*	527,469	14,950	33,879	508,540	5,039,627	-	(21,170)
International Equity Fund, Class S*	93,791	6,079	4,850	95,020	1,259,968	-	12,771
Large Cap Growth Fund, Class S	169,005	2,421	28,382	143,044	1,192,987	-	45,356
Large Cap Value Fund, Class S	46,385	689	7,328	39,746	393,883	-	22,471
Main Street Small Cap Fund, Class S*	40,673	905	15,900	25,678	241,888	-	43,116
Mid Cap Growth Equity Fund, Class S	57,031	849	3,412	54,468	508,182	-	(5,618)
Mid Cap Growth Equity II Fund, Class S	60,710	879	3,935	57,654	769,110	-	(5,420)
Mid-Cap Value Fund, Class S	120,277	4,097	6,061	118,313	1,065,997	-	(17,369)
Money Market Fund, Class S*	1,046,750	104,747	158,422	993,075	993,075	4	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	537,099	116,094	27,814	625,379	2,126,287	-	(23,209)
Oppenheimer Real Estate Fund, Class Y**	90,198	33,829	4,474	119,553	1,965,456	3,838	16,984
Overseas Fund, Class S	517,386	8,920	26,004	500,302	3,442,079	-	26,159
Short-Duration Bond Fund, Class S*	1,688,387	113,749	102,746	1,699,390	17,843,600	-	16,497
Small Cap Growth Equity Fund, Class S	19,829	286	1,002	19,113	291,091	-	(546)
Small Cap Value Equity Fund, Class S	81,015	1,113	11,506	70,622	580,515	-	(14,826)
Small Company Growth Fund, Class S	78,208	1,065	11,954	67,319	540,574	-	(1,274)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Destination Retirement Income Fund (Continued)
Small Company Value Fund, Class S	54,364	791	3,158	51,997	$635,928	$-	$(2,350)
Strategic Bond Fund, Class S	524,787	3,952	74,837	453,902	4,316,611	-	74,573
Strategic Emerging Markets Fund, Class S*	218,142	5,636	23,390	200,388	3,166,137	-	143,048
Value Fund, Class S*	11,860	175	2,603	9,432	126,486	-	8,674
					$105,304,948	$3,842	$549,446
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	222,433	5,206	24,670	202,969	$1,225,933	$-	$(18,747)
Blue Chip Growth Fund, Class S	159,321	3,494	20,698	142,117	1,355,801	-	(39,184)
Capital Appreciation Fund, Class S*	108,010	2,374	25,983	84,401	854,134	-	(43,724)
Core Bond Fund, Class S*	825,095	26,623	153,012	698,706	7,769,612	-	65,785
Core Opportunities Fund, Class S	-	63,322	-	63,322	547,734	-	-
Discovery Value Fund, Class S*	61,877	1,360	6,055	57,182	519,212	-	(12,592)
Diversified Bond Fund, Class S*	1,312,655	68,779	85,505	1,295,929	13,529,497	-	(39,365)
Diversified International Fund, Class S	478,540	15,320	41,573	452,287	3,184,099	-	(115,824)
Diversified Value Fund, Class S	259,733	5,745	39,345	226,133	1,942,485	-	(132,003)
Emerging Growth Fund, Class S	100,172	2,560	6,197	96,535	514,534	-	(10,422)
Enhanced Index Growth Fund, Class S*	922,583	25,318	57,568	890,333	7,639,053	-	(134,565)
Enhanced Index Value Fund, Class S*	841,105	18,936	55,409	804,632	7,644,000	-	(197,373)
Focused International Fund, Class S*	103,125	7,887	12,438	98,574	1,084,314	-	33,134
Focused Value Fund, Class S	167,779	3,572	21,553	149,798	2,402,759	-	(532)
Fundamental Value Fund, Class S	332,308	7,387	47,274	292,421	2,906,665	-	(81,539)
High Yield Fund, Class S*	351,264	36,919	69,665	318,518	2,777,476	-	(64,455)
Inflation-Protected and Income Fund, Class S*	1,127,845	85,107	71,207	1,141,745	11,782,804	-	31,000
International Bond Fund, Class S*	418,548	30,967	35,328	414,187	4,104,594	-	(21,785)
International Equity Fund, Class S*	184,621	20,209	16,933	187,897	2,491,509	-	(61,643)
Large Cap Growth Fund, Class S	365,286	8,044	59,186	314,144	2,619,964	-	90,785
Large Cap Value Fund, Class S	104,430	2,310	17,675	89,065	882,635	-	(39,221)
Main Street Small Cap Fund, Class S*	219,365	4,736	32,704	191,397	1,802,958	-	(38,122)
Mid Cap Growth Equity Fund, Class S	164,809	3,614	18,788	149,635	1,396,095	-	(28,024)
Mid Cap Growth Equity II Fund, Class S	150,025	8,045	9,303	148,767	1,984,556	-	(25,453)
Mid-Cap Value Fund, Class S	319,852	14,728	20,358	314,222	2,831,138	-	(47,293)
Money Market Fund, Class S*	346,105	24,971	143,400	227,676	227,676	1	-
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	490,149	174,675	31,915	632,909	2,151,890	-	(33,242)
Oppenheimer Real Estate Fund, Class Y**	103,066	41,659	6,128	138,597	2,278,543	4,523	16,303
Overseas Fund, Class S	1,152,001	25,461	136,792	1,040,670	7,159,808	-	(376,505)
Short-Duration Bond Fund, Class S*	952,487	116,030	73,736	994,781	10,445,205	-	18,708
Small Cap Growth Equity Fund, Class S	41,714	1,822	2,560	40,976	624,071	-	(1,893)
Small Cap Value Equity Fund, Class S	142,679	2,984	38,520	107,143	880,712	-	(34,138)
Small Company Growth Fund, Class S	152,002	3,161	33,415	121,748	977,634	-	(26,000)
Small Company Value Fund, Class S	94,974	7,308	5,871	96,411	1,179,113	-	(5,808)
Strategic Bond Fund, Class S	436,933	4,368	46,635	394,666	3,753,276	-	45,159
Strategic Emerging Markets Fund Class S*	293,983	28,139	40,850	281,272	4,444,101	-	251,433
Value Fund, Class S*	22,394	491	2,262	20,623	276,560	-	(7,369)
					$120,192,150	$4,524	$(1,084,514)
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	1,597,036	39,728	163,856	1,472,908	$8,896,367	$-	$(140,905)
Blue Chip Growth Fund, Class S	923,542	28,339	75,767	876,114	8,358,126	-	(159,133)
Capital Appreciation Fund, Class S*	631,321	15,378	104,484	542,215	5,487,218	-	(311,539)
Core Bond Fund, Class S*	1,082,401	54,009	286,622	849,788	9,449,645	-	94,086
Core Opportunities Fund	-	198,155	-	198,155	1,714,037	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2020 Fund (Continued)
Discovery Value Fund, Class S*	286,463	6,932	35,675	257,720	$2,340,099	$-	$107,943
Diversified Bond Fund, Class S*	1,997,993	46,522	258,301	1,786,214	18,648,072	-	(76,223)
Diversified International Fund, Class S	2,408,181	65,853	198,101	2,275,933	16,022,569	-	(847,621)
Diversified Value Fund, Class S	1,514,834	37,251	182,687	1,369,398	11,763,131	-	(1,011,144)
Emerging Growth Fund, Class S	219,174	9,665	17,003	211,836	1,129,087	-	8,961
Enhanced Index Growth Fund, Class S*	3,386,638	83,329	277,319	3,192,648	27,392,922	-	(583,960)
Enhanced Index Value Fund, Class S*	2,898,989	95,611	181,287	2,813,313	26,726,470	-	(822,440)
Focused International Fund, Class S*	530,821	18,571	38,810	510,582	5,616,406	-	104,466
Focused Value Fund, Class S	547,824	12,507	86,495	473,836	7,600,336	-	(352,274)
Fundamental Value Fund, Class S	2,009,930	49,133	222,830	1,836,233	18,252,157	-	(668,414)
High Yield Fund, Class S*	971,601	90,465	127,024	935,042	8,153,563	-	(77,484)
Inflation-Protected and Income Fund, Class S*	1,632,757	97,403	147,262	1,582,898	16,335,507	-	78,144
International Bond Fund, Class S*	807,717	148,067	49,724	906,060	8,979,054	-	(29,787)
International Equity Fund, Class S*	960,176	59,223	60,468	958,931	12,715,430	-	(399,442)
Large Cap Growth Fund, Class S	1,874,592	45,606	212,182	1,708,016	14,244,856	-	301,357
Large Cap Value Fund, Class S	579,881	14,369	50,478	543,772	5,388,777	-	(199,520)
Main Street Small Cap Fund, Class S*	2,331,740	55,485	315,292	2,071,933	19,517,610	-	(250,880)
Mid Cap Growth Equity Fund, Class S	770,109	18,652	110,935	677,826	6,324,120	-	(306,000)
Mid Cap Growth Equity II Fund, Class S	707,999	17,050	50,205	674,844	9,002,425	-	(222,012)
Mid-Cap Value Fund, Class S	1,528,475	36,922	132,156	1,433,241	12,913,502	-	(377,366)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,455,931	720,694	97,392	2,079,233	7,069,391	-	(167,215)
Oppenheimer Real Estate Fund, Class Y**	275,674	139,354	17,022	398,006	6,543,214	11,865	(60,901)
Overseas Fund, Class S	5,142,483	166,975	322,570	4,986,888	34,309,787	-	(2,016,785)
Short-Duration Bond Fund, Class S*	690,294	185,087	39,825	835,556	8,773,338	-	11,921
Small Cap Growth Equity Fund, Class S	128,395	16,576	7,782	137,189	2,089,383	-	(6,868)
Small Cap Value Equity Fund, Class S	465,270	20,762	53,872	432,160	3,552,359	-	(72,024)
Small Company Growth Fund, Class S	458,991	62,130	54,297	466,824	3,748,595	-	(83,508)
Small Company Value Fund, Class S	313,214	35,167	19,305	329,076	4,024,602	-	(21,253)
Strategic Bond Fund, Class S	512,937	23,219	32,390	503,766	4,790,814	-	29,795
Strategic Emerging Markets Fund Class S*	1,029,667	84,250	92,268	1,021,649	16,142,061	-	535,985
Value Fund, Class S*	114,689	15,230	9,472	120,447	1,615,196	-	(64,005)
					$375,630,226	$11,865	$(8,056,045)
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	1,767,703	44,527	137,294	1,674,936	$10,116,615	$-	$(128,284)
Blue Chip Growth Fund, Class S	1,398,391	28,700	242,150	1,184,941	11,304,340	-	(451,786)
Capital Appreciation Fund, Class S*	677,632	13,792	59,175	632,249	6,398,361	-	(160,312)
Core Bond Fund, Class S*	301,716	25,046	165,266	161,496	1,795,832	-	101,443
Core Opportunities Fund	-	156,517	-	156,517	1,353,870	-	-
Discovery Value Fund, Class S*	244,261	4,945	18,165	231,041	2,097,856	-	(39,649)
Diversified Bond Fund, Class S*	440,525	7,479	74,695	373,309	3,897,344	-	(6,426)
Diversified International Fund, Class S	2,213,545	49,597	269,420	1,993,722	14,035,801	-	(1,214,454)
Diversified Value Fund, Class S	1,721,666	35,132	181,270	1,575,528	13,533,783	-	(1,015,191)
Emerging Growth Fund, Class S	694,221	14,218	47,010	661,429	3,525,418	-	(32,844)
Enhanced Index Growth Fund, Class S*	1,822,838	105,476	109,269	1,819,045	15,607,407	-	(228,977)
Enhanced Index Value Fund, Class S*	1,838,742	39,197	166,308	1,711,631	16,260,497	-	(761,746)
Focused International Fund, Class S*	427,251	22,389	25,435	424,205	4,666,255	-	(87,734)
Focused Value Fund, Class S	437,925	8,659	64,016	382,568	6,136,398	-	(335,784)
Fundamental Value Fund, Class S	2,221,588	58,438	166,826	2,113,200	21,005,212	-	(522,395)
High Yield Fund, Class S*	684,895	124,850	41,623	768,122	6,698,028	-	(26,446)
Inflation-Protected and Income Fund, Class S*	678,296	57,808	99,830	636,274	6,566,347	-	31,720

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2030 Fund (Continued)
International Bond Fund, Class S*	565,367	28,746	34,892	559,221	$5,541,879	$-	$(20,587)
International Equity Fund, Class S*	833,324	37,366	50,279	820,411	10,878,654	-	(289,041)
Large Cap Growth Fund, Class S	2,033,853	41,022	183,290	1,891,585	15,775,820	-	253,611
Large Cap Value Fund, Class S	683,269	13,953	53,028	644,194	6,383,964	-	(208,299)
Main Street Small Cap Fund, Class S*	1,406,941	26,001	172,021	1,260,921	11,877,880	-	(504,900)
Mid Cap Growth Equity Fund, Class S	703,053	14,096	91,957	625,192	5,833,044	-	(132,119)
Mid Cap Growth Equity II Fund, Class S	610,808	13371	36,451	587,728	7,840,296	-	(120,542)
Mid-Cap Value Fund, Class S	1,348,916	27,061	81,409	1,294,568	11,664,054	-	(255,407)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	1,167,586	433,542	77,041	1,524,087	5,181,896	-	(205,171)
Oppenheimer Real Estate Fund, Class Y**	235,335	107,587	13,923	328,999	5,408,736	10,017	(48,707)
Overseas Fund, Class S	4,151,162	251,352	252,516	4,149,998	28,551,989	-	(1,732,295)
Short-Duration Bond Fund, Class S*	337,691	48,829	17,735	368,785	3,872,245	-	5,208
Small Cap Growth Equity Fund, Class S	157,310	5,509	9,307	153,512	2,337,981	-	(7,894)
Small Cap Value Equity Fund, Class S	645,521	12,735	77,328	580,928	4,775,232	-	(151,599)
Small Company Growth Fund, Class S	435,601	11,060	46,857	399,804	3,210,427	-	(7,504)
Small Company Value Fund, Class S	432,468	7,856	26,025	414,299	5,066,881	-	(126,522)
Strategic Bond Fund, Class S	126,493	2,629	18,899	110,223	1,048,218	-	18,521
Strategic Emerging Markets Fund Class S*	901,825	83,169	59,092	925,902	14,629,256	-	335,636
Value Fund, Class S*	127,280	11,566	9,668	129,178	1,732,274	-	(65,169)
					$296,610,090	$10,017	$(8,141,645)
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	1,243,868	42,924	150,373	1,136,419	$6,863,972	$-	$(83,644)
Blue Chip Growth Fund, Class S	772,461	26,698	79,331	719,828	6,867,160	-	(156,948)
Capital Appreciation Fund, Class S*	447,875	15,348	53,302	409,921	4,148,398	-	(138,573)
Core Bond Fund, Class S*	160,387	33,581	98,288	95,680	1,063,965	-	76,118
Core Opportunities Fund	-	92,849	-	92,849	803,143	-	-
Discovery Value Fund, Class S*	145,742	4,952	10,134	140,560	1,276,285	-	(22,100)
Diversified Bond Fund, Class S*	101,191	29,004	6,094	124,101	1,295,611	-	5,602
Diversified International Fund, Class S	1,218,351	57,634	73,488	1,202,497	8,465,580	-	(309,372)
Diversified Value Fund, Class S	1,111,710	38,308	123,629	1,026,389	8,816,679	-	(579,564)
Emerging Growth Fund, Class S	376,707	12,969	23,436	366,240	1,952,059	-	(17,784)
Enhanced Index Growth Fund, Class S*	1,164,179	40,246	70,404	1,134,021	9,729,902	-	(143,258)
Enhanced Index Value Fund, Class S*	1,007,752	54,279	58,096	1,003,935	9,537,380	-	(261,015)
Focused International Fund, Class S*	260,592	20,129	15,549	265,172	2,916,890	-	43,045
Focused Value Fund, Class S	250,887	8,365	35,865	223,387	3,583,134	-	(180,677)
Fundamental Value Fund, Class S	1,435,129	49,253	115,906	1,368,476	13,602,655	-	(354,631)
High Yield Fund, Class S*	208,903	17,366	28,660	197,609	1,723,149	-	(15,053)
Inflation-Protected and Income Fund, Class S*	100,213	53,813	5,938	148,088	1,528,266	-	3,620
International Bond Fund, Class S*	318,774	19,952	52,089	286,637	2,840,574	-	(38,007)
International Equity Fund, Class S*	529,183	25,683	31,523	523,343	6,939,523	-	(160,246)
Large Cap Growth Fund, Class S	1,255,977	42,623	103,771	1,194,829	9,964,874	-	144,028
Large Cap Value Fund, Class S	440,273	15,261	45,554	409,980	4,062,904	-	(153,500)
Main Street Small Cap Fund, Class S*	750,443	24,512	108,738	666,217	6,275,764	-	(85,130)
Mid Cap Growth Equity Fund, Class S	408,573	13,877	46,642	375,808	3,506,289	-	(68,612)
Mid Cap Growth Equity II Fund, Class S	372,646	29,902	34,148	368,400	4,914,451	-	(103,728)
Mid-Cap Value Fund, Class S	795,686	39,520	45,636	789,570	7,114,021	-	(165,451)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	733,487	243,546	43,081	933,952	3,175,438	-	(45,807)
Oppenheimer Real Estate Fund, Class Y**	160,223	73,752	8,369	225,606	3,708,964	6,796	(7,370)
Overseas Fund, Class S	2,851,417	98,644	227,397	2,722,664	18,731,931	-	(1,152,084)
Short-Duration Bond Fund, Class S*	165,434	45,475	37,568	173,341	1,820,078	-	39,114

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Net Realized Gain (Loss)
Destination Retirement 2040 Fund (Continued)
Small Cap Growth Equity Fund, Class S	95,365	9,131	5,345	99,151	$1,510,072	$-	$(4,341)
Small Cap Value Equity Fund, Class S	376,914	12,490	83,491	305,913	2,514,604	-	(184,944)
Small Company Growth Fund, Class S	262,342	25,092	26,862	260,572	2,092,396	-	30,786
Small Company Value Fund, Class S	252,633	27,313	21,412	258,534	3,161,871	-	(92,718)
Strategic Bond Fund, Class S	36,638	5,185	2,116	39,707	377,617	-	1,948
Strategic Emerging Markets Fund Class S*	479,739	79,590	35,728	523,601	8,272,896	-	197,925
Value Fund, Class S*	78,177	8,416	5,600	80,993	1,086,120	-	(32,539)
					$176,244,615	$6,796	$(4,014,910)
Destination Retirement 2050 Fund
Aggressive Growth Fund, Class S	132,441	12,422	24,939	119,924	$724,339	$-	$(8,361)
Blue Chip Growth Fund, Class S	121,485	11,507	43,282	89,710	855,833	-	92,774
Capital Appreciation Fund, Class S*	47,325	4,429	8,799	42,955	434,707	-	(15,620)
Core Bond Fund, Class S*	9,942	705	6,222	4,425	49,206	-	3,124
Core Opportunities Fund	-	10,150	-	10,150	87,797	-	-
Discovery Value Fund, Class S*	15,038	1,400	1,743	14,695	133,429	-	(3,378)
Diversified Bond Fund, Class S*	6,074	1,004	594	6,484	67,697	-	350
Diversified International Fund, Class S	123,498	13,803	10,910	126,391	889,792	-	(9,699)
Diversified Value Fund, Class S	115,164	10,853	18,797	107,220	921,018	-	(5,941)
Emerging Growth Fund, Class S	23,969	4,186	2,158	25,997	138,567	-	(742)
Enhanced Index Growth Fund, Class S*	126,507	11,920	11,939	126,488	1,085,268	-	(12,121)
Enhanced Index Value Fund, Class S*	107,427	13,313	9,353	111,387	1,058,180	-	(23,265)
Focused International Fund, Class S*	27,364	3,346	2,438	28,272	310,988	-	7,336
Focused Value Fund, Class S	25,560	2,252	4,849	22,963	368,329	-	6,312
Fundamental Value Fund, Class S	150,857	14,157	23,909	141,105	1,402,586	-	(34,817)
High Yield Fund, Class S*	18,530	1,629	2,563	17,596	153,439	-	(2,663)
Inflation-Protected and Income Fund, Class S*	9,270	3,183	911	11,542	119,109	-	524
International Bond Fund, Class S*	30,895	5,002	2,792	33,105	328,071	-	(1,835)
International Equity Fund, Class S*	54,757	5,497	4,812	55,442	735,157	-	3,201
Large Cap Growth Fund, Class S	71,402	34,171	6,955	98,618	822,474	-	11,125
Large Cap Value Fund, Class S	46,453	4,408	9,823	41,038	406,687	-	7,804
Main Street Small Cap Fund, Class S*	76,253	6,816	10,688	72,381	681,829	-	(4,809)
Mid Cap Growth Equity Fund, Class S	43,120	3,967	7,562	39,525	368,772	-	(10,650)
Mid Cap Growth Equity II Fund, Class S	37,181	4,572	3,189	38,564	514,450	-	(5,643)
Mid-Cap Value Fund, Class S	83,621	7,709	8,132	83,198	749,616	-	(2,208)
Oppenheimer Commodity Strategy Total Return Fund, Class Y**	77,395	44,928	7,137	115,186	391,631	-	3,205
Oppenheimer Real Estate Fund, Class Y**	11,877	12,004	1,020	22,861	375,841	532	5,955
Overseas Fund, Class S	292,239	27,620	31,867	287,992	1,981,383	-	22,939
Short-Duration Bond Fund, Class S	9,317	3,051	888	11,480	120,535	-	432
Small Cap Growth Equity Fund, Class S	10,853	1,760	925	11,688	178,002	-	(447)
Small Cap Value Equity Fund, Class S	40,115	3,642	9,961	33,796	277,800	-	(3,871)
Small Company Growth Fund, Class S	39,652	3,496	5,816	37,332	299,773	-	(6,651)
Small Company Value Fund, Class S	26,640	4,580	2,275	28,945	354,002	-	(1,261)
Strategic Bond Fund, Class S	3,196	310	1,032	2,474	23,526	-	1,045
Strategic Emerging Markets Fund Class S*	41,452	16,452	3,714	54,190	856,199	-	23,469
Value Fund, Class S*	7,579	1,695	742	8,532	114,418	-	(1,606)
					$18,380,450	$532	$34,007

* MassMutual Premier Fund

** Fund advised by OppenheimerFunds, Inc.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, "Improving Disclosures About Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds' financial statement disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	5/28/10

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/28/10